                           VARIABLE ANNUITY ACCOUNT C
                     ING LIFE INSURANCE AND ANNUITY COMPANY
MAY 1, 2002 SUPPLEMENT TO MAY 1, 2002 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY
              MAINE ASSOCIATION OF NONPROFITS (THE "ASSOCIATION")

Under a signed agreement, the Association endorses the Company's variable annuity for sale to Association members. The Company has agreed to compensate the Association on an annual basis, the greater of (a) $5,000, or (b) $1.50 per individual who enrolls in an Association members' retirement plan that is funded by the Company's variable annuity. This compensation is in exchange for the Association's active and continuous support of the Company in the Company's efforts to develop and administer retirement programs for the Association's members. (See "Other Topics -- Third Party Compensation Arrangements" in the Prospectus or the Contract Prospectus Summary.)

XCS.01107.02ME                                                          May 2002

                           VARIABLE ANNUITY ACCOUNT C
                     ING LIFE INSURANCE AND ANNUITY COMPANY
MAY 1, 2002 SUPPLEMENT TO MAY 1, 2002 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY
                   LAKE ERIE HEALTH ALLIANCE ("THE ALLIANCE")

Under a signed agreement, The Alliance endorses our variable annuity for sale to its members. We have agreed to compensate The Alliance $7,000 per year in exchange for The Alliance's active and continuous support of the Company in the Company's efforts to develop and administer retirement programs for its members. (See "Other Topics -- Third Party Compensation Arrangements" in the prospectus or the Contract Prospectus Summary.)

XCS.01107-02LE                                                          May 2002

                           VARIABLE ANNUITY ACCOUNT C
                     ING LIFE INSURANCE AND ANNUITY COMPANY
MAY 1, 2002 SUPPLEMENT TO MAY 1, 2002 PROSPECTUS OR CONTRACT PROSPECTUS SUMMARY
                       ST. JOHN'S REGIONAL HEALTH CENTER

The following is a negotiated provision concerning the early withdrawal charge applicable to the St. John's Regional Health Center tax-deferred annuity plan. (See "Fees -- Early Withdrawal Charge" in the prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70 1/2 (instead of between the ages of 59 1/2 and 70 1/2). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Form No. XCS.01107-02SJ                                                 May 2002

                            PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------
THE CONTRACTS. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna Life Insurance and Annuity Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

THE FUNDS

ING VP Ascent Portfolio                  ING American Century Small Cap Value     Calvert Social Balanced Portfolio
    (Class R Shares)(1)                  Portfolio (Service Class)                DEM-Registered Trademark- Equity Fund
ING VP Balanced Portfolio, Inc.          ING Baron Small Cap Growth Portfolio     (Institutional Shares)(2)(3)
    (Class R Shares)(1)                  (Service Class)                          Fidelity-Registered Trademark- VIP
ING VP Bond Portfolio                    ING DSI Enhanced Index Portfolio         Contrafund-Registered Trademark-
    (Class R Shares)(1)                  (Service Class)(1)                       Portfolio
ING VP Crossroads Portfolio              ING Goldman Sachs-Registered Trademark-  (Initial Class)
    (Class R Shares)(1)                  Capital Growth                           Fidelity-Registered Trademark- VIP
ING VP Growth Portfolio                  Portfolio (Service Class)(1)(5)          Equity-Income Portfolio
    (Class R Shares)(1)                  ING JPMorgan Mid Cap Value Portfolio     (Initial Class)
ING VP Growth and Income Portfolio       (Service Class)                          Fidelity-Registered Trademark- VIP
    (Class R Shares)(1)                  ING MFS Capital Opportunities Portfolio  Growth Portfolio
ING VP Index Plus LargeCap Portfolio     (Initial Class )(1)                      (Initial Class)
    (Class R Shares)(1)                  ING MFS Emerging Equities Portfolio      Fidelity-Registered Trademark- VIP
ING VP Index Plus MidCap Portfolio       (Initial Class)(1)                       Overseas Portfolio
    (Class R Shares)(1)                  ING MFS Global Growth Portfolio          (Initial Class)
ING VP Index Plus SmallCap Portfolio     (Service Class)                          Franklin Small Cap Value Securities
    (Class R Shares)(1)                  ING MFS Research Portfolio               Fund
ING VP International Equity Portfolio    (Initial Class)(1)                       (Class 2 Shares)(1)
    (Class R Shares)(1)                  ING OpCap Balanced Value Portfolio       Janus Aspen Aggressive Growth
ING VP Legacy Portfolio                  (Service Class)(1)                       Portfolio (Institutional Shares)
    (Class R Shares)(1)                  ING PIMCO Total Return Portfoliov        Janus Aspen Balanced Portfolio
ING VP Money Market Portfolio            (Service Class)                          (Institutional Shares)
    (Class R Shares)(1)                  ING Salomon Brothers Capital             Janus Aspen Capital Appreciation
ING VP Small Company Portfolio           Portfolio (Service Class)(1)             Portfolio (Service Shares)
    (Class R Shares)(1)                  ING Salomon Brothers Investors Value     Janus Aspen Flexible Income Portfolio
ING VP Technology Portfolio              Portfolio (Service Class)(1)             (Institutional Shares)
    (Class R Shares)(1)                  ING Scudder International Growth         Janus Aspen Growth Portfolio
ING VP Value Opportunity Portfolio       Portfolio (Initial Class)(1)             (Institutional Shares)
    (Class R Shares)(1)                  ING T. Rowe Price Growth Equity          Janus Aspen Worldwide Growth Portfolio
ING VP Natural Resources Trust(1)(4)     Portfolio (Initial Class)(1)             (Institutional Shares)
ING VP Growth Opportunities Portfolio    ING UBS Tactical Asset Allocation        Janus Twenty Fund(2)(3)
    (Class R Shares)(1)                  Portfolio (Service Class)(1)             Lord Abbett Growth and Income Portfolio
ING VP International Value Portfolio     ING Van Kampen Comstock Portfolio        (Class VC Shares)
    (Class R Shares)(1)                  (Service Class)                          Lord Abbett Mid-Cap Value Portfolio
ING VP MagnaCap Portfolio                AIM V.I. Capital Appreciation Fund       (Class VC Shares)
    (Class R Shares)(1)                  (Series I Shares)                        Oppenheimer Developing Markets Fund
ING VP MidCap Opportunities Portfolio    AIM V.I. Core Equity Fund                (Class A Shares)(2)(3)
    (Class R Shares)(1)                  (Series I Shares)(1)                     Oppenheimer Global Securities Fund/VA
ING VP SmallCap Opportunities            AIM V.I. Growth Fund (Series I Shares)   Oppenheimer Strategic Bond Fund/VA
    Portfolio (Class R Shares)(1)        AIM V.I. Premier Equity Fund             Pax World Balanced Fund, Inc.(2)
ING Alger Aggressive Growth Portfolio    (Series I Shares)(1)                     Pioneer Equity Income VCT Portfolio
    (Service Class)(1)                   American Century-Registered Trademark-   (Class I Shares)
ING Alger Growth Portfolio               Income & Growth                          Pioneer Fund VCT Portfolio
    (Service Class)(1)                   (Advisor Class)(2)(3)                    (Class I Shares)
                                                                                  Pioneer Mid-Cap Value VCT Portfolio
                                                                                  (Class I Shares)
                                                                                  Wachovia Special Values Fund
                                                                                  (Class A Shares)(2)(3)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix V on page 62 for a complete list of former and current fund names.
(2) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(3) Only available to plans that were offering the funds prior to May 1, 2002.
(4) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).
(5) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

--------------------------------------------------------------------------------

                                    VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

                                    RISKS ASSOCIATED WITH INVESTING IN THE
                                    FUNDS. Information about the risks of
                                    investing in the funds is located in the "Investment Options" section of this prospectus at page 13 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.

                                    GETTING ADDITIONAL INFORMATION. You may
                                    obtain the May 1, 2002, Statement of
                                    Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the Public Reference
                                    Room may be obtained by calling
                                    1-202-942-8090 or 1-800-SEC-0330, e-mailing
                                    publicinfo@sec.gov, or by writing to the SEC
                                    Public Reference Room, 450 Fifth Street,
                                    N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account

                                    -- Fixed Plus Account

                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW:..............................      4
  Who's Who
  The Contract and Your Retirement Plan
  Questions: Contacting the Company (sidebar)
  Sending forms and written requests in good order
  (sidebar)
  Contract Facts..................................      5
  Contract Phases: Accumulation Phase, The Income
  Phase...........................................      6
FEE TABLE.........................................      7
CONDENSED FINANCIAL INFORMATION...................     13
INVESTMENT OPTIONS................................     13
TRANSFERS.........................................     15
CONTRACT PURCHASE AND PARTICIPATION...............     16
CONTRACT OWNERSHIP AND RIGHTS.....................     18
RIGHT TO CANCEL...................................     19
FEES..............................................     20
YOUR ACCOUNT VALUE................................     26
WITHDRAWALS.......................................     29
LOANS.............................................     31
SYSTEMATIC DISTRIBUTION OPTIONS...................     31
DEATH BENEFIT.....................................     32
THE INCOME PHASE..................................     34
TAXATION..........................................     38
OTHER TOPICS......................................     47
The Company - Variable Annuity Account C - Performance
Reporting - Voting Rights - Contract Distribution -
Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership;
Assignment - Account Termination - Intent to Confirm
Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     52
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT......     53
APPENDIX II - FIXED ACCOUNT.......................     55
APPENDIX III - FIXED PLUS ACCOUNT.................     57
APPENDIX IV - EMPLOYEE APPOINTMENT OF EMPLOYER AS
AGENT UNDER AN ANNUITY CONTRACT...................     61
APPENDIX V - FUND DESCRIPTIONS....................     62
APPENDIX VI - CONDENSED FINANCIAL INFORMATION.....     78

[SIDE NOTE]
QUESTIONS: Contacting the Company. Contact your local representative or write or call the Company:
ING
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
(1-800-462-4458 for participants in contracts issued to the San Bernardino County and Macomb County plans.)
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust.

We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a), 403(b), or 457plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternative with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

CONTRACT RIGHTS: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.
  According to the plan, we set
up one or more accounts for
you. We may set up account(s)
for employer contributions
and/or for contributions from
your salary.
STEP 2: The contract holder, or
you if permitted by your plan,
directs us to invest your
account dollars
in any of the:
                          [GRAPHIC]
(a)  Fixed Interest Options;
     and/or
(b)  Variable Investment
     Options. (The variable
     investment options are the
     subaccounts of Variable
     Annuity Account C. Each
     one invests in a specific
     mutual fund.)

STEP 3: The
subaccount(s) selected
purchases shares of its
corresponding fund.

II. THE INCOME PHASE

The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; or

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees;
-- Maximum Fees Deducted From the Subaccounts;
-- Fees Deducted by the Funds; and
-- Hypothetical Examples.
ALSO, SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE(1) .............................. 5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

ANNUAL MAINTENANCE FEE(1) ............................................... $30.00

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS(1)
(Daily deductions equal to the given percentage on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE.................  1.50%

ADMINISTRATIVE EXPENSE CHARGE(2)..................  0.25%
                                                    -----

TOTAL SEPARATE ACCOUNT EXPENSES...................  1.75%
                                                    =====

------------------------

1 These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."
2    We only impose this charge under some contracts. See "Fees."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2001.

                             FUND EXPENSE TABLE(1)
                                                                       FEES AND   TOTAL NET
                           MANAGEMENT                     TOTAL FUND   EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER      ANNUAL    WAIVED OR    ANNUAL
FUND NAME                     FEES       FEE    EXPENSES   EXPENSES   REIMBURSED  EXPENSES
---------                  ----------  -------  --------  ----------  ----------  ---------
ING VP Ascent Portfolio
  (Class R Shares)(2)          0.60%      --      0.14%       0.74%         --       0.74%
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%      --      0.09%       0.59%         --       0.59%
ING VP Bond Portfolio
  (Class R Shares)(2)          0.40%      --      0.10%       0.50%         --       0.50%
ING VP Crossroads
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.14%       0.74%       0.04%      0.70%
ING VP Growth Portfolio
  (Class R Shares)(2)          0.60%      --      0.10%       0.70%         --       0.70%
ING VP Growth and Income
  Portfolio (Class R
  Shares)(2)                   0.50%      --      0.09%       0.59%         --       0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%      --      0.10%       0.45%         --       0.45%
ING VP Index Plus MidCap
  Portfolio (Class R
  Shares)(2)                   0.40%      --      0.15%       0.55%         --       0.55%
ING VP Index Plus
  SmallCap Portfolio
  (Class R Shares)(2)          0.40%      --      0.31%       0.71%       0.11%      0.60%
ING VP International
  Equity Portfolio
  (Class R Shares)(2)          0.85%      --      0.41%       1.26%       0.11%      1.15%
ING VP Legacy Portfolio
  (Class R Shares)(2)          0.60%      --      0.16%       0.76%       0.11%      0.65%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%      --      0.09%       0.34%         --       0.34%
ING VP Small Company
  Portfolio (Class R
  Shares)(2)                    .75%      --      0.11%       0.86%         --       0.86%
ING VP Technology
  Portfolio (Class R
  Shares)(2)                   0.95%      --      0.16%       1.11%         --       1.11%
ING VP Value Opportunity
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.11%       0.71%         --       0.71%
ING VP Natural Resources
  Trust(3)                     1.00%      --      0.35%       1.35%         --       1.35%
ING VP Growth
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.07%       1.82%       0.92%      0.90%
ING VP International
  Value Portfolio
  (Class R Shares)(3)          1.00%      --      0.53%       1.53%       0.53%      1.00%
ING VP MagnaCap Portfolio
  (Class R Shares)(3)          0.75%      --      1.47%       2.22%       1.32%      0.90%
ING VP MidCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.91%       2.66%       1.76%      0.90%
ING VP SmallCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      0.40%       1.15%       0.25%      0.90%
ING Alger Aggressive
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%       1.30%         --       1.30%
ING Alger Growth
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%       1.25%         --       1.25%
ING American Century
  Small Cap Value
  Portfolio (Service
  Class)(4)                    1.00%      --      0.65%       1.65%         --       1.65%
ING Baron Small Cap
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.65%       1.50%         --       1.50%
ING DSI Enhanced Index
  Portfolio (Service
  Class)(4)                    0.60%      --      0.45%       1.05%         --       1.05%
ING Goldman
  Sachs-Registered
  Trademark- Capital
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%       1.30%         --       1.30%
ING JPMorgan Mid Cap
  Value Portfolio
  (Service Class)(4)           0.75%      --      0.60%       1.35%         --       1.35%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%       0.90%         --       0.90%
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                       0.68%      --      0.13%       0.81%         --       0.81%
ING MFS Global Growth
  Portfolio (Service
  Class)(4)                    0.60%      --      0.85%       1.45%         --       1.45%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%      --      0.15%       0.85%         --       0.85%
ING OpCap Balanced Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%       1.25%         --       1.25%
ING PIMCO Total Return
  Portfolio (Service
  Class)(4)                    0.50%      --      0.60%       1.10%         --       1.10%
ING Salomon Brothers
  Capital Portfolio
  (Service Class)(4)           0.90%      --      0.45%       1.35%         --       1.35%
ING Salomon Brothers
  Investors Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%       1.25%         --       1.25%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%      --      0.20%       1.00%         --       1.00%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%       0.75%         --       0.75%
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)(4)           0.90%      --      0.45%       1.35%         --       1.35%
ING Van Kampen Comstock
  Portfolio (Service
  Class)(4)                    0.60%      --      0.60%       1.20%         --       1.20%
AIM V.I. Capital
  Appreciation Fund
  (Series I Shares)(5)         0.61%      --      0.24%       0.85%         --       0.85%
AIM V.I. Core Equity Fund
  (Series I Shares)(5)         0.61%      --      0.21%       0.82%         --       0.82%
AIM V.I. Growth Fund
  (Series I Shares)(5)         0.62%      --      0.26%       0.88%         --       0.88%
AIM V.I. Premier Equity
  Fund (Series I
  Shares)(5)                   0.60%      --      0.25%       0.85%         --       0.85%

                             FUND EXPENSE TABLE(1)
                                                                       FEES AND   TOTAL NET
                           MANAGEMENT                     TOTAL FUND   EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER      ANNUAL    WAIVED OR    ANNUAL
FUND NAME                     FEES       FEE    EXPENSES   EXPENSES   REIMBURSED  EXPENSES
---------                  ----------  -------  --------  ----------  ----------  ---------
American
  Century-Registered
  Trademark- Income &
  Growth Fund (Advisor
  Class)(6)                    0.43%    0.25%     0.25%       0.93%         --       0.93%
Calvert Social Balanced
  Portfolio(7)                 0.70%      --      0.18%       0.88%         --       0.88%
DEM-Registered Trademark-
  Equity Fund
  (Institutional
  Shares)(8)                   0.90%    0.25%     0.85%       2.00%       0.75%      1.25%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(9)           0.58%      --      0.10%       0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(9)           0.48%      --      0.10%       0.58%         --       0.58%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)(9)                    0.58%      --      0.10%       0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)(9)                    0.73%      --      0.19%       0.92%         --       0.92%
Franklin Small Cap Value
  Securities Fund
  (Class 2 Shares)(10)         0.60%    0.25%     0.20%       1.05%         --       1.05%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional
  Shares)(11)                  0.65%      --      0.02%       0.67%         --       0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(11)                  0.65%      --      0.01%       0.66%         --       0.66%
Janus Aspen Capital
  Appreciation Portfolio
  (Service Shares)(12)         0.65%    0.25%     0.01%       0.91%         --       0.91%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(11)                  0.64%      --      0.03%       0.67%         --       0.67%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(11)                  0.65%      --      0.01%       0.66%         --       0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(11)                  0.65%      --      0.04%       0.69%         --       0.69%
Janus Twenty Fund(13)          0.65%      --      0.19%       0.84%         --       0.84%
Lord Abbett Growth and
  Income Portfolio
  (Class VC Shares)(14)        0.50%      --      0.47%       0.97%         --       0.97%
Lord Abbett Mid-Cap Value
  Portfolio (Class VC
  Shares)(15)                  0.75%      --      0.35%       1.10%         --       1.10%
Oppenheimer Developing
  Markets Fund (Class A
  Shares)(16)                  1.00%    0.23%     0.46%       1.69%         --       1.69%
Oppenheimer Global
  Securities Fund/VA           0.64%      --      0.06%       0.70%         --       0.70%
Oppenheimer Strategic
  Bond Fund/VA(17)             0.74%      --      0.05%       0.79%         --       0.79%
Pax World Balanced
  Fund, Inc.                   0.51%    0.24%     0.19%       0.94%         --       0.94%
Pioneer Equity Income VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.10%       0.75%         --       0.75%
Pioneer Fund VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.09%       0.74%         --       0.74%
Pioneer Mid Cap Value VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.14%       0.79%         --       0.79%
Wachovia Special Values
  Fund (Class A
  Shares)(18)                  0.80%      --      0.40%       1.20%         --       1.20%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(3) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Natural Resources Trust, the expense limit will continue through at least July 26, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

(4) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.

(5) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.

(6) Management (Advisory) Fees are based on expenses incurred during the fund's most recent fiscal year ended December 31, 2001. The fund has a stepped fee. As a result, the fund's management fee rates generally decrease as fund assets increase. Other Expenses include a distribution fee of 0.25% and the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2001.

(7) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.

(8) The fees and expenses listed above are for the Fund's fiscal year ended October 31, 2001. Chapman Capital Management, Inc. (CCM), the Fund's investment advisor, has contractually agreed to limit the total annual expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2012. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2012.

(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to make a reduction of 0.03% to its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" do not reflect this voluntary reduction of fees. If this reduction was reflected, the amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" would be 0.57% and 1.02%, respectively.

(11) All expenses are shown without the effect of any expense offset arrangements.

(12) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements.

(13) The fees and expenses listed above were determined based on net assets as of the fiscal year ended October 31, 2001.

(14) The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2001, this reduction was less than 0.01% of the Portfolio's average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.

(15) The information in the chart above has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord, Abbett & Co. (Lord Abbett), the Portfolio's investment adviser, voluntarily waived a portion of its management fees of 0.75% of average daily net assets and voluntarily reimbursed a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. For the year 2001, "Fees and Expenses Waived or Reimbursed" for the Portfolio were 0.21%, and absent any waivers and reimbursements the "Total Fund Annual Expenses" for the Portfolio would have been 1.20%. For the year 2002, Lord Abbett does not intend to waive its management fees for the Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.

(16) The fees and expenses listed above are for the fund's fiscal year ended August 31, 2001.

(17) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(18) Expense information listed above is for the fiscal year ended November 30, 2001. Other Expenses include a Shareholder Services Fee of 0.25%.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.610%). The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

                                                         EXAMPLE A                              EXAMPLE B
                                                                                                IF YOU LEAVE YOUR ENTIRE ACCOUNT
 -- These examples are purely hypothetical.              IF YOU WITHDRAW YOUR ENTIRE            VALUE INVESTED OR IF YOU SELECT
 -- They should not be considered a representation       ACCOUNT VALUE AT THE END OF THE        AN INCOME PHASE PAYMENT OPTION
    of past or future fees or expected returns.          PERIODS SHOWN, YOU WOULD PAY THE       AT THE END OF THE PERIODS SHOWN,
 -- Actual fees and/or returns may be more or less       FOLLOWING FEES, INCLUDING ANY          YOU WOULD PAY THE FOLLOWING FEES
    than those shown in these examples.                  APPLICABLE EARLY WITHDRAWAL            (NO EARLY WITHDRAWAL CHARGE IS
                                                         CHARGE ASSESSED:*                      REFLECTED):**

FUND NAME                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS          1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------                                         ------  -------  -------  --------         --------  -------  -------  --------
ING VP Ascent Portfolio (Class R Shares)           $78     $136     $197      $300             $27      $ 83     $141      $300
ING VP Balanced Portfolio, Inc. (Class R Shares)   $77     $132     $190      $285             $25      $ 78     $134      $285
ING VP Bond Portfolio (Class R Shares)             $76     $129     $186      $276             $25      $ 76     $129      $276
ING VP Crossroads Portfolio (Class R Shares)       $78     $135     $195      $296             $27      $ 82     $139      $296
ING VP Growth Portfolio (Class R Shares)           $78     $135     $195      $296             $27      $ 82     $139      $296
ING VP Growth and Income Portfolio (Class R
  Shares)                                          $77     $132     $190      $285             $25      $ 78     $134      $285
ING VP Index Plus Large Cap Portfolio (Class R
  Shares)                                          $75     $128     $184      $271             $24      $ 74     $127      $271
ING VP Index Plus Mid Cap Portfolio (Class R
  Shares)                                          $76     $131     $188      $281             $25      $ 77     $132      $281
ING VP Index Plus Small Cap Portfolio (Class R
  Shares)                                          $77     $132     $191      $286             $26      $ 79     $134      $286
ING VP International Equity Portfolio (Class R
  Shares)                                          $82     $148     $216      $339             $31      $ 95     $161      $339
ING VP Legacy Portfolio (Class R Shares)           $77     $134     $193      $291             $26      $ 80     $137      $291
ING VP Money Market Portfolio (Class R Shares)     $74     $125     $178      $260             $23      $ 71     $121      $260
ING VP Small Company Portfolio (Class R Shares)    $79     $140     $203      $311             $28      $ 86     $147      $311
ING VP Technology Portfolio (Class R Shares)       $82     $147     $214      $335             $31      $ 94     $159      $335
ING VP Value Opportunity Portfolio (Class R
  Shares)                                          $78     $135     $196      $297             $27      $ 82     $140      $297
ING VP Natural Resources Trust                     $84     $153     $225      $357             $33      $101     $171      $357
ING VP Growth Opportunities Portfolio (Class R
  Shares)                                          $80     $141     $205      $315             $29      $ 87     $149      $315
ING VP International Value Portfolio (Class R
  Shares)                                          $81     $144     $209      $325             $30      $ 90     $154      $325
ING VP MagnaCap Portfolio (Class R Shares)         $80     $141     $205      $315             $29      $ 87     $149      $315
ING VP MidCap Opportunities Portfolio (Class R
  Shares)                                          $80     $141     $205      $315             $29      $ 87     $149      $315
ING VP SmallCap Opportunities Portfolio
  (Class R Shares)                                 $80     $141     $205      $315             $29      $ 87     $149      $315
ING Alger Aggressive Growth Portfolio (Service
  Class)                                           $83     $152     $223      $352             $33      $ 99     $168      $352
ING Alger Growth Portfolio (Service Class)         $83     $151     $221      $348             $32      $ 98     $166      $348
ING American Century Small Cap Value Portfolio
  (Service Class)                                  $87     $162     $239      $384             $36      $110     $185      $384
ING Baron Small Cap Growth Portfolio (Service
  Class)                                           $85     $158     $232      $371             $35      $105     $178      $371
ING DSI Enhanced Index Portfolio (Service Class)   $81     $145     $212      $329             $30      $ 92     $156      $329
ING Goldman Sachs-Registered Trademark- Capital
  Growth Portfolio (Service Class)                 $83     $152     $223      $352             $33      $ 99     $168      $352
ING JPMorgan Mid Cap Value Portfolio (Service
  Class)                                           $84     $153     $225      $357             $33      $101     $171      $357
ING MFS Capital Opportunities Portfolio (Initial
  Class)                                           $80     $141     $205      $315             $29      $ 87     $149      $315
ING MFS Emerging Equities Portfolio (Initial
  Class)                                           $79     $138     $201      $306             $28      $ 85     $145      $306
ING MFS Global Growth Portfolio (Service Class)    $85     $156     $230      $366             $34      $104     $176      $366
ING MFS Research Portfolio (Initial Class)         $79     $139     $202      $310             $28      $ 86     $147      $310
ING OpCap Balanced Value Portfolio (Service
  Class)                                           $83     $151     $221      $348             $32      $ 98     $166      $348

FUND NAME                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS          1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------                                         ------  -------  -------  --------         --------  -------  -------  --------
ING PIMCO Total Return Portfolio (Service Class)   $82     $146     $214      $334             $31      $ 93     $159      $334
ING Salomon Brothers Capital Portfolio (Service
  Class)                                           $84     $153     $225      $357             $33      $101     $171      $357
ING Salomon Brothers Investors Value Portfolio
  (Service Class)                                  $83     $151     $221      $348             $32      $ 98     $166      $348
ING Scudder International Growth Portfolio
  (Initial Class)                                  $81     $144     $209      $325             $30      $ 90     $154      $325
ING T. Rowe Price Growth Equity Portfolio
  (Initial Class)                                  $78     $137     $198      $301             $27      $ 83     $142      $301
ING UBS Tactical Asset Allocation Portfolio
  (Service Class)                                  $84     $153     $225      $357             $33      $101     $171      $357
ING Van Kampen Comstock Portfolio (Service
  Class)                                           $82     $149     $219      $343             $32      $ 96     $164      $343
AIM V.I. Capital Appreciation Fund (Series I
  Shares)                                          $79     $139     $202      $310             $28      $ 86     $147      $310
AIM V.I. Core Equity Fund (Series I Shares)        $79     $139     $201      $307             $28      $ 85     $145      $307
AIM V.I. Growth Fund (Series I Shares)             $79     $140     $204      $313             $28      $ 87     $148      $313
AIM V.I. Premier Equity Fund (Series I Shares)     $79     $139     $202      $310             $28      $ 86     $147      $310
American Century-Registered Trademark- Income &
  Growth Fund (Advisor Class)                      $80     $142     $206      $318             $29      $ 88     $151      $318
Calvert Social Balanced Portfolio                  $79     $140     $204      $313             $28      $ 87     $148      $313
DEM-Registered Trademark- Equity Fund
  (Institutional Shares)                           $83     $151     $221      $348             $32      $ 98     $166      $348
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio
  (Initial Class)                                  $78     $135     $194      $294             $26      $ 81     $138      $294
Fidelity-Registered Trademark- VIP Equity-Income
  Portfolio (Initial Class)                        $77     $132     $190      $284             $25      $ 78     $133      $284
Fidelity-Registered Trademark- VIP Growth
  Portfolio (Initial Class)                        $78     $135     $194      $294             $26      $ 81     $138      $294
Fidelity-Registered Trademark- VIP Overseas
  Portfolio (Initial Class)                        $80     $141     $206      $317             $29      $ 88     $150      $317
Franklin Small Cap Value Securities Fund
  (Class 2 Shares)                                 $81     $145     $212      $329             $30      $ 92     $156      $329
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)                           $77     $134     $194      $293             $26      $ 81     $138      $293
Janus Aspen Balanced Portfolio (Institutional
  Shares)                                          $77     $134     $194      $292             $26      $ 80     $137      $292
Janus Aspen Capital Appreciation Portfolio
  (Service Shares)                                 $80     $141     $205      $316             $29      $ 88     $150      $316
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)                           $77     $134     $194      $293             $26      $ 81     $138      $293
Janus Aspen Growth Portfolio (Institutional
  Shares)                                          $77     $134     $194      $292             $26      $ 80     $137      $292
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                           $78     $135     $195      $295             $26      $ 81     $139      $295
Janus Twenty Fund                                  $79     $139     $202      $309             $28      $ 86     $146      $309
Lord Abbett Growth and Income Portfolio
  (Class VC Shares)                                $80     $143     $208      $322             $29      $ 90     $152      $322
Lord Abbett Mid-Cap Value Portfolio (Class VC
  Shares)                                          $82     $146     $214      $334             $31      $ 93     $159      $334
Oppenheimer Developing Markets Fund (Class A
  Shares)                                          $87     $163     $241      $387             $36      $111     $187      $387
Oppenheimer Global Securities Fund/VA              $78     $135     $195      $296             $27      $ 82     $139      $296
Oppenheimer Strategic Bond Fund/VA                 $79     $138     $200      $304             $27      $ 84     $144      $304
Pax World Balanced Fund, Inc.                      $80     $142     $207      $319             $29      $ 89     $151      $319
Pioneer Equity Income VCT Portfolio (Class I
  Shares)                                          $78     $137     $198      $301             $27      $ 83     $142      $301
Pioneer Fund VCT Portfolio (Class I Shares)        $78     $136     $197      $300             $27      $ 83     $141      $300
Pioneer Mid Cap Value VCT Portfolio (Class I
  Shares)                                          $79     $138     $200      $304             $27      $ 84     $144      $304
Wachovia Special Values Fund (Class A Shares)      $82     $149     $219      $343             $32      $ 96     $164      $343

--------------------------

(2) This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix V.
   Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions," by accessing the SEC web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, the loan counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-- American Century Income-Registered Trademark- & Growth Fund (Advisor Class)

-- DEM-Registered Trademark- Equity (Institutional Shares)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Wachovia Special Values Fund (Class A Shares)

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the ING VP Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Dollar cost averaging is not available to participants in the account rebalancing program.

THE ACCOUNT REBALANCING PROGRAM. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: (860) 852-2678.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA NOTIFICATION. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a), 403(b), or 457plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternative with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contracts should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT?

-- UNDER GOVERNMENTAL 457 PLANS. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

-- UNDER TAX-EXEMPT 457 PLANS. In order to avoid being subject to the Employee
   Retirement Income Security Act of 1974 (ERISA), 457 plan assets of tax-exempt employees (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer's general creditors.

-- UNDER 403(b) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

-- UNDER 401(a)/401(k) OR 403(a) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

-- Under all contracts, except group contracts issued through a voluntary
   403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

-- If you participate in a group or individual contract through a voluntary
   403(b) plan or other individual contracts, you hold all rights under the contract.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are several types of fees which you may incur under the contract:
-- Maximum Transaction Fees
   - Early Withdrawal Charge
   - Annual Maintenance Fee
-- Maximum Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Premium and Other Taxes
-- Charges for ING GET Fund
TERMS TO UNDERSTAND IN
SCHEDULES I AND II
-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.
-- Purchase Payment Period (also called Contribution Period under some contracts) (or installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge

PURPOSE: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

AMOUNT: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

EARLY WITHDRAWAL CHARGE SCHEDULES. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

SCHEDULE I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

                                   SCHEDULE I

PURCHASE PAYMENT OR CONTRIBUTION
PERIODS OR, CONTRACT YEARS OR ACCOUNT
YEARS COMPLETED (DEPENDING UPON
THE CONTRACT)                                       EARLY WITHDRAWAL CHARGE
-------------------------------------               -----------------------
Fewer than 5                                                         5%
5 or more but fewer than 7                                           4%
7 or more but fewer than 9                                           3%
9 or more but fewer than 10                                          2%
more than 10                                                         0%

SCHEDULE II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

                                  SCHEDULE II

ACCOUNT YEARS COMPLETED                             EARLY WITHDRAWAL CHARGE
Fewer than 5                                                         5%
5 or more but fewer than 6                                           4%
6 or more but fewer than 7                                           3%
7 or more but fewer than 8                                           2%
8 or more but fewer than 9                                           1%
9 or more                                                            0%

EARLY WITHDRAWAL CHARGE WAIVERS UNDER ALL CONTRACTS. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

-- Used to provide income payments during the income phase;

-- Paid because of your death before income payments begin;

-- Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 or the paid-up annuity benefit is less than $20 monthly for some contracts issued in New York), (or, under some contracts, as otherwise allowed by the plan for lump-sum cashout without participant's consent, if applicable) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

-- Taken because of the election of a systematic distribution option. See
   "Systematic Distribution Options"; or

-- Taken on or after the tenth anniversary of the effective date of the account.

EARLY WITHDRAWAL CHARGE WAIVERS UNDER CERTAIN CONTRACTS. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

-- Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;

-- Taken after you have experienced a severance of employment with your employer
   (not including severance of employment that would not otherwise qualify as a separation from service) (under certain contracts, the employer must provide documentation of severance to the Company);

-- Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

-- Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;

-- From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);

-- Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

-- Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

-- Withdrawn for a transfer as provided under Internal Revenue Service
   Ruling 90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract;

-- Our assessment of financial risk to the Company relating to withdrawals; and

-- Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

REDUCTION FOR CERTAIN NEW YORK CONTRACTS. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract forms G-CDA-99(NY) and G-CDA-01(NY).

COMPLETED ACCOUNT YEARS                             EARLY WITHDRAWAL CHARGE
Fewer than 3                                                         5%
3 or more but fewer than 4                                           4%
4 or more but fewer than 5                                           3%
5 or more but fewer than 6                                           2%
6 or more but fewer than 7                                           1%
7 or more                                                            0%

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION OR ELIMINATION. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group to which a contract is issued;

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See "The Income Phase--Charges Deducted." We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments and loan repayments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. FUND EXPENSES

MAXIMUM AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment adviser and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

V. CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date

-- Less any deductions from the fixed interest options (e.g., withdrawals, fees)

-- Plus the current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange) (normally at 4 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

-- Divided by the total value of the subaccount's units at the preceding valuation

-- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guaranty charges for the ING GET
   Fund). See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

                                          STEP 1: An investor contributes
                                          $5,000.

                                          STEP 2:

                                          A. He directs us to invest $3,000 in
                                             Fund A. His dollars purchase 300
                                             accumulation units of Subaccount A
                                             ($3,000 divided by the current $10
                                             AUV).
[GRAPHIC]
                                          B. He directs us to invest $2,000 in
                                             Fund B. His dollars purchase 80
                                             accumulation units of Subaccount B
                                             ($2,000 divided by the current $25
                                             AUV).

                                          STEP 3: The separate account then
                                          purchases shares of the applicable
                                          funds at the current market value (net
                                          asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";
-- Maintenance Fee. See "Fees--Maintenance Fee";
-- Market Value Adjustment. See Appendix I;
-- Tax Penalty. See "Taxation"; and/or
-- Tax Withholding. See "Taxation".
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount
   - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.
     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
-- Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINSTATEMENT PRIVILEGE (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

-- Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship of the following:

   (1) Salary reduction contributions made after December 31, 1988; and

   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

-- 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship.

-- The contract may require that the contract holder certify that you are eligible for the distribution.

-- If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

-- Participants in Ball State University Alternate Pension Plan--The portion of our account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

-- Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES/RESTRICTIONS UPON SEPARATION FROM SERVICE). Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance.

LOANS
----------------------------------------------

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

-- ECO--ESTATE CONSERVATION OPTION. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.
   Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 70 1/2 or retirement, if later) and pays you that amount once a year.
   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase." [END SIDE NOTE]

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

-- Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

-- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.

3. Within 7 days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "The Income
   Phase--Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving the account value invested in the contract; and

-- Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

DEATH BENEFIT CALCULATION. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--INCOME PHASE
ANNUITY OPTION--INCOME PHASE PAYMENT OPTION
ANNUITY PAYMENT--INCOME PHASE PAYMENT
ANNUITIZATION--INITIATING
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase, you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENTS? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.50% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

                         LIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Life Income--              dies before we have made all the guaranteed payments, we
Guaranteed Payments        will continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) When you select this option, you choose for 100%,
Life Income--Two           66 2/3% or 50% of the payment to continue to the surviving
Lives                      annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.
Life Income--Two           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
Lives--Guaranteed          annuitants die before the guaranteed payments have all been
Payments                   paid, we will continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
Life Income--Cash          LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
(limited                   annuitant's death, we will pay a lump-sum payment equal to
availability--             the amount originally applied to the payment option (less
fixed payment              any premium tax) and less the total amount of fixed income
only)                      phase payments paid.
---------------------------------------------------------------------------------------
Life Income--Two           LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash                CONTINUING PAYMENT: 100% of the payment to continue after
Refund Option              the first death.
(limited                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
availability--fixed        annuitants die, we will pay a lump- sum payment equal to the
payment only)              amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------

                                               Table continued --

Lifetime Income Phase Payment Options continued:

                      NONLIFETIME INCOME PHASE PAYMENT OPTIONS(1)
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. Under some contracts, for amounts held in the
                           Fixed Plus Account during the accumulation phase, the
                           payment must be on a fixed basis and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Nonlifetime--              at any time (see below).
Guaranteed                 DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Payments                   dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments. We will not impose any early withdrawal charge.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------

(1)For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

[SIDE NOTE]
IN THIS SECTION
I. Introduction
II. Your Retirement Plan
III.Withdrawals and other
   Distributions
   - Taxation of Distributions
   - Taxation of Death Benefits
   - 10% Penalty Tax
   - Withholding for Federal Income Tax Liability
IV. Minimum Distribution
    Requirements
   - 50% Excise Tax
V. Rules Specific to
   Certain Plans
   - 403(b) Plans
   - 401(a), 401(k) and 403(a) Plans
   - 457 Plans
   - 415(m) Arrangements
   - Bona Fide Severance Pay Plans
   - Assignment or Transfer of Contracts
VI. Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

 TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

 However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

 The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457. A Tax Code section 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. The contract may also be used with Tax Code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit. We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

401(a), 401(k), 403(a), 403(b) AND GOVERNMENTAL 457(b) PLANS. All distributions from these plans are taxed as received unless either of the following are true:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

-- You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

457(b) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid under governmental plans, and when paid or otherwise made available to you or your designated beneficiary under non-governmental plans.

457(f) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan, or from a governmental 457(b) plan to the extent that such distribution is attibutable to a rollover from one of these plans.

401(a), 401(k) OR 403(b) PLANS. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d)  You have separated from service with the sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

(g)  The distribution is made due to an IRS levy upon your account.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a), 403(b) PLANS OR GOVERNMENTAL 457(b) PLANS. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-GOVERNMENTAL TAX EXEMPT 457(b) PLANS AND 457(f) PLANS. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

NON-RESIDENT ALIENS. If you or your designated beneficiary are non-resident aliens then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans sponsored by tax exempt, non-governmental employers or 457(f) plans.

IV. MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- you are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2; or

-- under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) and the regulations thereunder provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, If you die on September 1, 2002, your entire balance must be distributed to the beneficiary by December 31, 2007. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary, or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death, or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

V. RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS


In addition to being offered as an investment option under the contract, shares of certain of the funds:


-- American Century-Registered Trademark- Income & Growth Fund (Advisor Class)

-- DEM-Registered Trademark- Equity Fund (Institutional Shares)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Wachovia Special Values Fund (Class A Shares)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

401(a), 401(k), 403(a) AND 403(b) PLANS

Tax Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

EXCLUSION FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

-- $12,000 in 2003;

-- $13,000 in 2004;

-- $14,000 in 2005;

-- $15,000 in 2006 and thereafter.

After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

   -- $1,000 in 2002;

   -- $2,000 in 2003;

   -- $3,000 in 2004;

   -- $4,000 in 2005;

   -- $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions please consult with your tax adviser.

DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

(a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

(b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 401 (b) plan, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d)  You have separated from service with the sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or

(g)  The distribution is made due to an IRS levy upon your account.

RESTRICTIONS ON DISTRIBUTIONS. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Distribution of salary reduction amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue
Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457 PLANS

GENERAL. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

457(b) PLAN. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) PLAN. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code in order to defer taxation of contributions and earnings. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans.

The annual dollar amount limits are as follows:

-- $11,000 in 2002;

-- $12,000 in 2003;

-- $13,000 in 2004;

-- $14,000 in 2005;

-- $15,000 in 2006 and thereafter.

After 2006, the annual dollar limits will be subject to indexing.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Sections 414(v)(2)(B) as follows:

   -- $1,000 in 2002;

   -- $2,000 in 2003;

   -- $3,000 in 2004;

   -- $4,000 in 2005;

   -- $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

DISTRIBUTIONS. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

All distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to another eligible plan or to a traditional IRA in accordance with the Tax Code. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2;
(2) when you experience a severance from employment with your employer; or
(3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

(a)  You have attained age 59 1/2;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d)  You have separated from service with the sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) If you have separated from service with the plan sponsor, the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

(g)  The distribution is made due to an IRS levy upon your account.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

ASSIGNMENT OR TRANSFER OF CONTRACT.

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

VI. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) (formerly Aetna Life Insurance and Annuity Company) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information (SAI) at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC (IFA), (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of IFA or of other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling he contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
Banc West Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services, LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.


OREGON EDUCATION ASSOCIATION (OEA) AND THE COMPANY'S AGREEMENT. Under the agreement, OEA agrees to:


-- exclusively endorse, and facilitate OEA members' access to, the variable annuity and other related investment products; and

-- advertise the Company's products in the OEA's newsletter.

In return, the Company agreed, effective October 1, 2001, to compensate the OEA $10,417 per month to help the OEA defray the costs incurred in providing this support.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the New York Stock Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and for some contracts issued in New York $1,999), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

IN GENERAL. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

-- The period of time your account dollars need to remain in the Guaranteed
   Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS.

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;

-- Tax Penalties and/or Tax withholding--See "Taxation";

-- Early Withdrawal Charge--See "Fees"; and/or

-- Maintenance Fee--See "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- short-term--three years or less; and

-- long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

-- transfer dollars to a new guaranteed term;

-- transfer dollars to other available investment options; or

-- withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

LOANS. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCUMULATION ACCOUNT. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

CONTRACT LOANS. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

-- the hardship is certified (required under most contracts);

-- the partial withdrawal is taken proportionally from each investment option in which your account invests;

-- the amount is paid directly to you; and

-- the amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

-- the employer certifies you have separated from service;

-- the amount withdrawn is paid directly to you; and

-- the amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

-- one-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

-- one-fourth of the remaining Fixed Plus Account value 12 months later;

-- one-third of the remaining Fixed Plus Account value 12 months later;

-- one-half of the remaining Fixed Plus Account value 12 months later; and

-- the balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

-- due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

-- due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or

-- when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of New York) (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

-- The hardship is certified by the employer;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New
   York).

2. For any in-service distributions permitted by the plan and the following conditions are met:

-- The distribution has been certified by the employer;

-- The amount distributed is paid directly to you; and

-- The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New
   York).

3. Due to your separation from service with the employer, provided that all the following apply*:

-- The employer certifies that you have separated from service;

-- The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

-- Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2 and, if applicable, have completed nine payment periods.

5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

-- The disability is certified by the employer, or you, as applicable; and

-- The amount is paid directly by you.

7. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income

------------------------
* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
-- The employer certifies that you have separated from service;
--  We receive the withdrawal request within 60 days of the date of separation;
    and
--  You pay a 3% charge based on the entire Fixed Plus Account value.
If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

TRANSFER CREDITS. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  APPENDIX IV
                   EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
                           UNDER AN ANNUITY CONTRACT
------------------------------------------------------------------

  FOR PLANS UNDER SECTION 403(b), 401 OR 403(a) OF THE CODE (EXCEPT VOLUNTARY
                             SECTION 403(b) PLANS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

-- I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

-- I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

-- My employer may permit me to make investment selections under the Employee
   Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

-- On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

-- In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                   APPENDIX V
                               FUND DESCRIPTIONS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Generation Portfolios, Inc. -- ING VP Ascent    Aetna Generation Portfolios, Inc. -- Aetna Ascent
    Portfolio (Class R Shares)                        VP
  ING VP Balanced Portfolio, Inc. (Class R Shares)    Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)              Aetna Income Shares d/b/a Aetna Bond VP
  ING Generation Portfolios, Inc. -- ING VP           Aetna Generation Portfolios, Inc. -- Aetna
    Crossroads Portfolio (Class R Shares)             Crossroads VP
  ING Variable Portfolios, Inc. -- ING VP Growth      Aetna Variable Portfolios, Inc. -- Aetna Growth VP
    Portfolio (Class R Shares)
  ING Variable Funds -- ING VP Growth and Income      Aetna Variable Fund d/b/a Aetna Growth and Income
    Portfolio (Class R Shares)                        VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    LargeCap Portfolio (Class R Shares)               Plus Large Cap VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    MidCap Portfolio (Class R Shares)                 Plus Mid Cap VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    SmallCap Portfolio (Class R Shares)               Plus Small Cap VP
  ING Variable Portfolios, Inc. -- ING VP             Aetna Variable Portfolios, Inc. -- Aetna
    International Equity Portfolio (Class R Shares)   International VP
  ING Generation Portfolios, Inc. -- ING VP Legacy    Aetna Generation Portfolios, Inc. -- Aetna Legacy
    Portfolio (Class R Shares)                        VP
  ING VP Money Market Portfolio (Class R Shares)      Aetna Variable Encore Fund d/b/a Aetna Money
                                                      Market VP
  ING Variable Portfolios, Inc. -- ING VP Small       Aetna Variable Portfolios, Inc. -- Aetna Small
    Company Portfolio (Class R Shares)                Company VP
  ING Variable Portfolios, Inc. -- ING VP Technology  Aetna Variable Portfolios, Inc. -- Aetna
    Portfolio (Class R Shares)                        Technology VP
  ING Variable Portfolios, Inc. -- ING VP Value       Aetna Variable Portfolios, Inc. -- Aetna Value
    Opportunity Portfolio (Class R Shares)            Opportunity VP
  ING VP Natural Resources Trust                      Pilgrim Natural Resources Trust
  ING Variable Products Trust -- ING VP Growth        Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)          Growth Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP               Pilgrim Variable Products Trust -- Pilgrim VP
    International Value Portfolio (Class R Shares)    International Value Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP MagnaCap      Pilgrim Variable Products Trust -- Pilgrim VP
    Portfolio (Class R Shares)                        MagnaCap Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP MidCap        Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)          MidCap Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP SmallCap      Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio(Class R Shares)           SmallCap Opportunities Portfolio (Class R Shares)
  ING Partners, Inc. -- ING Alger Aggressive Growth   Portfolio Partners, Inc. -- PPI Alger Aggressive
    Portfolio (Service Class)                         Growth Portfolio (Service Class)
  ING Partners, Inc. -- ING Alger Growth Portfolio    Portfolio Partners, Inc. -- PPI Alger Growth
    (Service Class)                                   Portfolio (Service Class)
  ING Partners, Inc. -- ING DSI Enhanced Index        Portfolio Partners, Inc. -- PPI DSI Enhanced Index
    Portfolio (Service Class)                         Portfolio (Service Class)

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Partners, Inc. -- ING Goldman Sachs-Registered  Portfolio Partners, Inc. -- PPI Goldman
    Trademark- Capital Growth Portfolio* (Service     Sachs-Registered Trademark- Capital Growth
    Class)                                            Portfolio* (Service Class)
  ING Partners, Inc. -- ING MFS Capital               Portfolio Partners, Inc. (PPI) MFS Capital
    Opportunities Portfolio (Initial Class)           Opportunities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Emerging Equities     Portfolio Partners, Inc. (PPI) MFS Emerging
    Portfolio (Initial Class)                         Equities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Research Portfolio    Portfolio Partners, Inc. (PPI) MFS Research Growth
    (Initial Class)                                   Portfolio (Initial Class)
  ING Partners, Inc. -- ING OpCap Balanced Value      Portfolio Partners, Inc. -- PPI OpCap Balanced
    Portfolio (Service Class)                         Value Portfolio (Service Class)
  ING Partners, Inc. -- ING Salomon Brothers Capital  Portfolio Partners, Inc. -- PPI Salomon Brothers
    Portfolio (Service Class)                         Capital Portfolio (Service Class)
  ING Partners, Inc. -- ING Salomon Brothers          Portfolio Partners, Inc. -- PPI Salomon Brothers
    Investors Value Portfolio (Service Class)         Investors Value Portfolio (Service Class)
  ING Partners, Inc. -- ING Scudder International     Portfolio Partners, Inc. (PPI) Scudder
    Growth Portfolio (Initial Class)                  International Growth Portfolio (Initial Class)
  ING Partners, Inc. -- ING T. Rowe Price Growth      Portfolio Partners, Inc. (PPI) T. Rowe Price
    Equity Portfolio (Initial Class)                  Growth Equity Portfolio (Initial Class)
  ING Partners, Inc. -- ING UBS Tactical Asset        Portfolio Partners, Inc. -- PPI Brinson Tactical
    Allocation Portfolio (Service Class)              Asset Allocation Portfolio (Service Class)
  AIM Variable Insurance Funds -- AIM V.I. Core       AIM Variable Insurance Funds -- AIM V.I. Growth
    Equity Fund (Series I Shares)                     and Income Fund (Series I Shares)
  AIM Variable Insurance Funds -- AIM V.I. Premier    AIM Variable Insurance Funds -- AIM V.I. Value
    Equity Fund (Series I Shares)                     Fund (Series I Shares)
  Franklin Templeton Variable Insurance Products      Franklin Templeton Variable Insurance Products
    Trust -- Franklin Small Cap Value Securities      Trust -- Franklin Value Securities Fund (Class 2
    Fund (Class 2 Shares)                             Shares)

* Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT
OVERVIEW -- QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING GENERATION PORTFOLIOS, INC. -- ING VP ASCENT      ING Investments, LLC    Seeks to provide capital appreciation.
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      Managed for investors seeking capital
    Portfolios, Inc. -- Aetna Ascent VP)                Investment              appreciation who generally have an
    (CLASS R SHARES)                                    Management, Inc.        investment horizon exceeding 15 years
                                                        (Aeltus)                and who have a high level of risk
                                                                                tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                80% equities and 20% fixed-income under
                                                                                neutral market conditions.
  ING VP BALANCED PORTFOLIO, INC. (formerly Aetna       ING Investments, LLC    Seeks to maximize investment return,
    Balanced VP, Inc.)                                  Subadviser: Aeltus      consistent with reasonable safety of
    (CLASS R SHARES)                                    Investment              principal, by investing in a diversified
                                                        Management, Inc.        portfolio of one or more of the
                                                        (Aeltus)                following asset classes: stocks, bonds
                                                                                and cash equivalents, based on the
                                                                                judgment of the Fund's management, of
                                                                                which of those sectors or mix thereof
                                                                                offers the best investment prospects.
                                                                                Typically, maintains approximately 60%
                                                                                of total assets in equities and
                                                                                approximately 40% of total assets in
                                                                                debt (including money market
                                                                                instruments).
  ING VP BOND PORTFOLIO (formerly Aetna Income Shares   ING Investments, LLC    Seeks to maximize total return as is
    d/b/a Aetna Bond VP)                                Subadviser: Aeltus      consistent with reasonable risk, through
    (CLASS R SHARES)                                    Investment              investment in a diversified portfolio
                                                        Management, Inc.        consisting of debt securities. Under
                                                        (Aeltus)                normal market conditions, invests at
                                                                                least 80% of net assets in high-grade
                                                                                corporate bonds, mortgage-related and
                                                                                other asset-backed securities, and
                                                                                securities issued or guaranteed by the
                                                                                U.S. Government, its agencies or
                                                                                instrumentalities.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING GENERATION PORTFOLIOS, INC. -- ING VP CROSSROADS  ING Investments, LLC    Seeks to provide total return (i.e.,
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      income and capital appreciation, both
    Portfolios, Inc. -- Aetna Crossroads VP)            Investment              realized and unrealized). Managed for
    (CLASS R SHARES)                                    Management, Inc.        investors seeking a balance between
                                                        (Aeltus)                income and capital appreciation who
                                                                                generally have an investment horizon
                                                                                exceeding ten years and who have a
                                                                                moderate level of risk tolerance. Under
                                                                                normal market conditions, allocates
                                                                                assets among several classes of
                                                                                equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                60% equities and 40% fixed-income under
                                                                                neutral market conditions.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP GROWTH        ING Investments, LLC    Seeks growth of capital through
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Aeltus      investment in a diversified portfolio
    Portfolios, Inc. -- Aetna Growth VP)                Investment              consisting primarily of common stocks
    (CLASS R SHARES)                                    Management, Inc.        and securities convertible into common
                                                        (Aeltus)                stocks believed to offer growth
                                                                                potential. Under normal market
                                                                                conditions, invests at least 65% of
                                                                                total assets in common stocks and
                                                                                securities convertible into common
                                                                                stock.
  ING VARIABLE FUNDS -- ING VP GROWTH AND INCOME        ING Investments, LLC    Seeks to maximize total return through
    PORTFOLIO (formerly Aetna Variable Fund d/b/a       Subadviser: Aeltus      investment in a diversified portfolio
    Aetna Growth and Income VP)                         Investment              consisting of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks that Aeltus (the
                                                                                Portfolio's subadviser) believes have
                                                                                significant potential for capital
                                                                                appreciation or income growth or both.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    LARGECAP PORTFOLIO (formerly Aetna Variable         Subadviser: Aeltus      performance of the Standard & Poor's 500
    Portfolios, Inc. -- Aetna Index Plus Large Cap VP)  Investment              Composite Index (S&P 500), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 500. The
                                                                                S&P 500 is a stock market index
                                                                                comprised of common stocks of 500 of the
                                                                                largest companies traded in the U.S. and
                                                                                selected by Standard & Poor's
                                                                                Corporation.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    MIDCAP PORTFOLIO (formerly Aetna Variable           Subadviser: Aeltus      performance of the Standard & Poor's
    Portfolios, Inc. -- Aetna Index Plus Mid Cap VP)    Investment              MidCap 400 Index (S&P 400), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 400. The
                                                                                S&P 400 is a stock market index
                                                                                comprised of common stocks of 400
                                                                                mid-capitalization companies traded in
                                                                                the U.S. and selected by Standard &
                                                                                Poor's Corporation.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    SMALLCAP PORTFOLIO (formerly Aetna Variable         Subadviser: Aeltus      performance of the Standard and Poor's
    Portfolios, Inc. -- Aetna Index Plus Small Cap VP)  Investment              SmallCap 600 Index (S&P 600), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 600. The
                                                                                S&P 600 is a stock market index
                                                                                comprised of common stocks of 600
                                                                                small-capitalization companies traded in
                                                                                the U.S. and selected by Standard &
                                                                                Poor's Corporation.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP               ING Investments, LLC    Seeks long-term capital growth primarily
    INTERNATIONAL EQUITY PORTFOLIO (formerly Aetna      Subadviser: Aeltus      through investment in a diversified
    Variable Portfolios, Inc. -- Aetna International    Investment              portfolio of common stocks principally
    VP)                                                 Management, Inc.        traded in countries outside of the
    (CLASS R SHARES)                                    (Aeltus)                United States. The Portfolio will not
                                                                                target any given level of current
                                                                                income. Under normal market conditions,
                                                                                invests at least 80% of assets in equity
                                                                                securities and at least 65% of its
                                                                                assets in securities principally traded
                                                                                in three or more countries outside of
                                                                                the U.S. These securities may include
                                                                                common stocks as well as securities
                                                                                convertible into common stock.
  ING GENERATION PORTFOLIOS, INC. -- ING VP LEGACY      ING Investments, LLC    Seeks to provide total return consistent
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      with preservation of capital. Managed
    Portfolios, Inc. -- Aetna Legacy VP)                Investment              for investors primarily seeking total
    (CLASS R SHARES)                                    Management, Inc.        return consistent with capital
                                                        (Aeltus)                preservation who generally have an
                                                                                investment horizon exceeding five years
                                                                                and who have a low level of risk
                                                                                tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                40% equities and 60% fixed-income under
                                                                                neutral market conditions.
  ING VP MONEY MARKET PORTFOLIO (formerly Aetna         ING Investments, LLC    Seeks to provide high current return,
    Variable Encore Fund d/b/a Aetna Money Market VP)   Subadviser: Aeltus      consistent with preservation of capital
    (CLASS R SHARES)                                    Investment              and liquidity, through investment in
                                                        Management, Inc.        high-quality money market instruments.
                                                        (Aeltus)                Invests in a diversified portfolio of
                                                                                high-quality fixed income securities
                                                                                denominated in U.S. dollars, with short
                                                                                remaining maturities.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC. -- ING VP SMALL         ING Investments, LLC    Seeks growth of capital primarily
    COMPANY PORTFOLIO (formerly Aetna Variable          Subadviser: Aeltus      through investment in a diversified
    Portfolios, Inc. -- Aetna Small Company VP)         Investment              portfolio of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stocks of companies with smaller market
                                                                                capitalizations. Under normal market
                                                                                conditions, invests at least 80% of net
                                                                                assets in common stocks and securities
                                                                                convertible into common stock of
                                                                                small-capitalization companies, defined
                                                                                as: 1) the 2,000 smallest of the 3,000
                                                                                largest U.S. companies (as measured by
                                                                                market capitalization); 2) all companies
                                                                                not included above that are included in
                                                                                the Standard & Poor's SmallCap 600 Index
                                                                                or the Russell 2000 Index; and
                                                                                3) companies with market capitalizations
                                                                                lower than companies included in the
                                                                                first two categories.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP TECHNOLOGY    ING Investments, LLC    Seeks long-term capital appreciation.
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Elijah      Invests at least 80% of net assets in
    Portfolios, Inc. -- Aetna Technology VP)            Asset Management, LLC   common stocks and securities convertible
    (CLASS R SHARES)                                    (EAM)                   into common stock of companies in the
                                                                                information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP VALUE         ING Investments, LLC    Seeks growth of capital primarily
    OPPORTUNITY PORTFOLIO (formerly Aetna Variable      Subadviser: Aeltus      through investment in a diversified
    Portfolios, Inc. -- Aetna Value Opportunity VP)     Investment              portfolio of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks and securities convertible
                                                                                into common stock.
  ING VP NATURAL RESOURCES TRUST (formerly Pilgrim      ING Investments, LLC    A NONDIVERSIFIED Portfolio that seeks
    Natural Resources Trust)                            (ING Investments)       long- term growth of capital primarily
                                                        (formerly ING Pilgrim   through investment in common stocks of
                                                        Investments, LLC)       companies that own or develop natural
                                                                                resources and other basic commodities,
                                                                                or supply goods and services to such
                                                                                companies. Current income will not be a
                                                                                factor. Total return will consist
                                                                                primarily of capital appreciation.
                                                                                Normally invests at least 80% of assets
                                                                                in companies with substantial natural
                                                                                resource assets. May also lend portfolio
                                                                                securities, up to 33 1/3% of its total
                                                                                assets.
  ING VARIABLE PRODUCTS TRUST -- ING VP GROWTH          ING Investments, LLC    Seeks long-term growth of capital.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Invests primarily in common stock of
    Products Trust -- Pilgrim VP Growth Opportunities   (formerly ING Pilgrim   U.S. companies that the portfolio
    Portfolio)                                          Investments, LLC)       managers feel have above average
    (CLASS R SHARES)                                                            prospects for growth. Under normal
                                                                                market conditions, invests at least 65%
                                                                                of total assets in securities purchased
                                                                                on the basis of the potential for
                                                                                capital appreciation. These securities
                                                                                may be from large-cap, mid-cap or
                                                                                small-cap companies.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PRODUCTS TRUST -- ING VP INTERNATIONAL   ING Investments, LLC    Seeks long-term capital appreciation.
    VALUE PORTFOLIO (formerly Pilgrim Variable          (ING Investments)       Invests primarily in foreign companies
    Products Trust -- Pilgrim VP International Value    (formerly ING Pilgrim   with market capitalizations greater than
    Portfolio)                                          Investments, LLC)       $1 billion, but may hold up to 25% of
    (CLASS R SHARES)                                    Subadviser: Brandes     assets in companies with smaller market
                                                        Investment Partners,    capitalization. Under normal
                                                        L.P.                    circumstances, will invest at least 65%
                                                                                of total assets in securities of
                                                                                companies located in at least three
                                                                                countries other than the U.S., which may
                                                                                include emerging market countries.
  ING VARIABLE PRODUCTS TRUST -- ING VP MAGNACAP        ING Investments, LLC    Seeks growth of capital, with dividend
    PORTFOLIO (formerly Pilgrim Variable Products       (ING Investments)       income as a secondary consideration.
    Trust -- Pilgrim VP MagnaCap Portfolio)             (formerly ING Pilgrim   Under normal conditions, invests at
    (CLASS R SHARES)                                    Investments, LLC)       least 80% of assets in equity securities
                                                                                that meet the following criteria:
                                                                                attractive valuation characteristics;
                                                                                dividends; and balance sheet strength.
                                                                                Candidates are also analyzed for some
                                                                                catalyst or vector of change that may
                                                                                spark an increase in share price.
                                                                                Normally, investments are generally in
                                                                                larger companies that are included in
                                                                                the largest 500 U.S. companies as
                                                                                measured by sales, earnings or assets.
  ING VARIABLE PRODUCTS TRUST -- ING VP MIDCAP          ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Normally invests at least 80% of assets
    Products Trust -- Pilgrim VP MidCap Opportunities   (formerly ING Pilgrim   in the common stocks of mid-sized U.S.
    Portfolio)                                          Investments, LLC)       companies that the portfolio managers
    (CLASS R SHARES)                                                            feel have above average prospects for
                                                                                growth. For this Portfolio, mid-size
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Standard &
                                                                                Poor's MidCap 400 Index (S&P MidCap 400
                                                                                Index).
  ING VARIABLE PRODUCTS TRUST -- ING VP SMALLCAP        ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Normally invests at least 80% of assets
    Products Trust -- Pilgrim VP SmallCap               (formerly ING Pilgrim   in the common stock of smaller, lesser-
    Opportunities Portfolio)                            Investments, LLC)       known U.S. companies that the portfolio
    (CLASS R SHARES)                                                            manager believes have above average
                                                                                prospects for growth. For this
                                                                                Portfolio, smaller companies are those
                                                                                with market capitalizations that fall
                                                                                within the range of companies in the
                                                                                Russell 2000 Index, which is an index
                                                                                that measures the performance of small
                                                                                companies.
  ING PARTNERS, INC. -- ING ALGER AGGRESSIVE GROWTH     ING Life Insurance and  Seeks long-term capital appreciation.
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         Invests primarily (at least 65% of total
    PPI Alger Aggressive Growth Portfolio)              (formerly Aetna Life    assets) in the equity securities of
    (SERVICE CLASS)                                     Insurance and Annuity   companies having a market capitalization
                                                        Company)                within the range of companies in the
                                                        Subadviser: Fred Alger  S&P MidCap 400 Index.
                                                        Management, Inc.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE

  ING PARTNERS, INC. -- ING ALGER GROWTH PORTFOLIO      ING Life Insurance and  Seeks long-term capital appreciation.
    (formerly Portfolio Partners, Inc. -- PPI Alger     Annuity Company         Invests primarily (at least 65% of total
    Growth Portfolio)                                   (formerly Aetna Life    assets) in the equity securities of
    (SERVICE CLASS)                                     Insurance and Annuity   large companies having a market
                                                        Company)                capitalization of $10 billion or
                                                        Subadviser: Fred Alger  greater.
                                                        Management, Inc.
  ING PARTNERS, INC. -- ING AMERICAN CENTURY SMALL CAP  ING Life Insurance and  Seeks long-term growth of capital;
    VALUE PORTFOLIO                                     Annuity Company         income is a secondary objective. Invests
    (SERVICE CLASS)                                     (formerly Aetna Life    primarily (at least 80% of net assets
                                                        Insurance and Annuity   under normal circumstances) in equity
                                                        Company)                securities of smaller companies. The
                                                        Subadviser: American    Portfolio's subadviser considers smaller
                                                        Century Investment      companies to include those with a market
                                                        Management, Inc.        capitalization no bigger than that of
                                                        (American Century)      the largest company in the S&P Small Cap
                                                                                600 Index or the Russell 2000 Index.
  ING PARTNERS, INC. -- ING BARON SMALL CAP GROWTH      ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily in common stocks of smaller
    (SERVICE CLASS)                                     (formerly Aetna Life    companies selected for capital
                                                        Insurance and Annuity   appreciation potential. Invests
                                                        Company)                primarily (at least 80% of net assets
                                                        Subadviser:             under normal circumstances) in small
                                                        BAMCO, Inc.             sized companies with market values under
                                                                                $1.5 billion measured at the time of
                                                                                purchase.
  ING PARTNERS, INC. -- ING DSI ENHANCED INDEX          ING Life Insurance and  Seeks higher total return over the long
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         term than the Standard & Poor's 500
    PPI DSI Enhanced Index Portfolio)                   (formerly Aetna Life    Index (S&P 500). Uses the subadviser's
    (SERVICE CLASS)                                     Insurance and Annuity   proprietary enhanced S&P 500 strategy to
                                                        Company)                invest in a selection of common stocks
                                                        Subadviser: DSI         that are included in the S&P 500 Index.
                                                        International           Normally invests in approximately 250 to
                                                        Management, Inc. (DSI)  500 stocks and weights its holdings of individual stocks based on DSI's
                                                                                proprietary enhanced S&P 500 strategy.

  ING PARTNERS, INC. -- ING GOLDMAN SACHS-REGISTERED    ING Life Insurance and  Seeks long-term growth of capital.
    TRADEMARK- CAPITAL GROWTH PORTFOLIO (formerly       Annuity Company         Invests, under normal circumstances, at
    Portfolio Partners, Inc. -- PPI Goldman             (formerly Aetna Life    least 90% of total assets in equity
    Sachs-Registered Trademark- Capital Growth          Insurance and Annuity   securities.
    Portfolio)                                          Company)
    (SERVICE CLASS)                                     Subadviser: Goldman
                                                        Sachs Asset Management
  ING PARTNERS, INC. -- ING JPMORGAN MID CAP VALUE      ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO                                           Annuity Company         growth from capital appreciation.
    (SERVICE CLASS)                                     (formerly Aetna Life    Invests primarily (at least 80% of net
                                                        Insurance and Annuity   assets under normal circumstances) in a
                                                        Company)                broad portfolio of common stocks of
                                                        Subadviser: Robert      companies with market capitalizations of
                                                        Fleming Inc., a         $1 billion to $20 billion at the time of
                                                        subsidiary of J.P.      purchase that the subadviser believes to
                                                        Morgan Chase & Co.      be undervalued.
                                                        (Fleming)
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE

  ING PARTNERS, INC. -- ING MFS CAPITAL OPPORTUNITIES   ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         primarily (at least 65% of net assets)
    MFS Capital Opportunities Portfolio)                (formerly Aetna Life    in common stocks and related securities,
    (INITIAL CLASS)                                     Insurance and Annuity   such as preferred stocks, convertible
                                                        Company)                securities and depositary receipts.
                                                        Subadviser:
                                                        Massachusetts
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC. -- ING MFS EMERGING EQUITIES       ING Life Insurance and  Seeks long-term growth of capital.
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         Invests primarily (at least 80% of net
    MFS Emerging Equities Portfolio)                    (formerly Aetna Life    assets under normal circumstances) in
    (INITIAL CLASS)                                     Insurance and Annuity   common stocks and related securities,
                                                        Company)                such as preferred stocks, convertible
                                                        Subadviser:             securities and depositary receipts, of
                                                        Massachusetts           emerging growth companies.
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC. -- ING MFS GLOBAL GROWTH           ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO (SERVICE CLASS)                           Annuity Company         capital appreciation. Invests primarily
                                                        (formerly Aetna Life    (at least 65% of net assets under normal
                                                        Insurance and Annuity   circumstances) in securities of
                                                        Company)                companies worldwide including common
                                                        Subadviser:             stocks and related equity securities
                                                        Massachusetts           such as preferred stock, convertible
                                                        Financial Services      securities and depositary receipts.
                                                        Company
  ING PARTNERS, INC. -- ING MFS RESEARCH PORTFOLIO      ING Life Insurance and  Seeks long-term growth of capital and
    (formerly Portfolio Partners, Inc. (PPI) MFS        Annuity Company         future income. Invests primarily (at
    Research Growth Portfolio)                          (formerly Aetna Life    least 80% of total assets) in common
    (INITIAL CLASS)                                     Insurance and Annuity   stocks and related securities, such as
                                                        Company)                preferred stocks, convertible securities
                                                        Subadviser:             and depositary receipts.
                                                        Massachusetts
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC. -- ING OPCAP BALANCED VALUE        ING Life Insurance and  Seeks capital growth, and secondarily,
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         investment income. Under normal market
    PPI OpCap Balanced Value Portfolio)                 (formerly Aetna Life    conditions, invests at least 25% of
    (SERVICE CLASS)                                     Insurance and Annuity   total assets in equity securities,
                                                        Company)                including common stocks and preferred
                                                        Subadviser: OpCap       stocks and expects to have between 50%
                                                        Advisors LLP            to 70% of total assets invested in
                                                                                equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior
                                                                                securities including bonds, debentures,
                                                                                notes, participation interests in loans,
                                                                                convertible securities, U.S. Government
                                                                                securities and cash equivalents.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC. -- ING PIMCO TOTAL RETURN          ING Life Insurance and  Seeks maximum total return, consistent
    PORTFOLIO                                           Annuity Company         with capital preservation and prudent
    (SERVICE CLASS)                                     (formerly Aetna Life    investment management. Invests under
                                                        Insurance and Annuity   normal circumstances at least 65% of its
                                                        Company)                assets in a diversified portfolio of
                                                        Subadviser: Pacific     fixed income instruments of varying
                                                        Investment Management   maturities. Invests primarily in
                                                        Company LLC (PIMCO)     investment grade debt securities, but
                                                                                may invest up to 10% of its assets in
                                                                                high yield securities ("junk bonds")
                                                                                rated B or higher by Moody's or S&P, or,
                                                                                if unrated, determined by PIMCO to be of
                                                                                comparable quality.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS CAPITAL    ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         capital appreciation. Invests primarily
    PPI Salomon Brothers Capital Portfolio)             (formerly Aetna Life    in equity securities of U.S. companies
    (SERVICE CLASS)                                     Insurance and Annuity   ranging in size from established large
                                                        Company)                capitalization companies (over
                                                        Subadviser: Salomon     $5 billion in market capitalization) to
                                                        Brothers Asset          mid capitalization companies at the
                                                        Management Inc.         beginning of their life cycles. May
                                                                                invest in investment grade fixed-income
                                                                                securities, but no more than 20% of its
                                                                                net assets in non-convertible debt
                                                                                securities rated below investment grade
                                                                                or, if unrated, of equivalent quality as
                                                                                determined by the subadviser.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS INVESTORS  ING Life Insurance and  Seeks long-term growth of capital, and
    VALUE PORTFOLIO (formerly Portfolio                 Annuity Company         secondarily, current income. Invests
    Partners, Inc. -- PPI Salomon Brothers Investors    (formerly Aetna Life    primarily in common stocks of
    Value Portfolio)                                    Insurance and Annuity   established U.S. companies. May also
    (SERVICE CLASS)                                     Company)                invest in other equity securities,
                                                        Subadviser: Salomon     including up to 20% of its assets in
                                                        Brothers Asset          securities of foreign issuers.
                                                        Management Inc.
  ING PARTNERS, INC. -- ING SCUDDER INTERNATIONAL       ING Life Insurance and  Seeks long-term growth of capital.
    GROWTH PORTFOLIO (formerly Portfolio                Annuity Company         Invests primarily (at least 65% of total
    Partners, Inc. (PPI) Scudder International Growth   (formerly Aetna Life    assets) in the equity securities of
    Portfolio)                                          Insurance and Annuity   foreign companies that the subadviser
    (INITIAL CLASS)                                     Company)                believes have high growth potential.
                                                        Subadviser: Deutsche    Will normally invest in securities of at
                                                        Investment Management   least three different countries other
                                                        Americas Inc.           than the U.S. and will invest in
                                                        (Deutsche)              securities in both developed and
                                                                                developing markets.
  ING PARTNERS, INC. -- ING T. ROWE PRICE GROWTH        ING Life Insurance and  Seeks long-term capital growth, and
    EQUITY PORTFOLIO (formerly Portfolio                Annuity Company         secondarily, increasing dividend income.
    Partners, Inc. (PPI) T. Rowe Price Growth Equity    (formerly Aetna Life    Invests primarily (at least 80% of net
    Portfolio)                                          Insurance and Annuity   assets under normal circumstances) in
    (INITIAL CLASS)                                     Company)                the common stocks. Concentrates its
                                                        Subadviser: T. Rowe     investments in growth companies.
                                                        Price                   Investments in foreign securities are
                                                        Associates, Inc.        limited to 30% of total assets.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC. -- ING UBS TACTICAL ASSET          ING Life Insurance and  Seeks total return, consisting of
    ALLOCATION PORTFOLIO (formerly Portfolio            Annuity Company         long-term capital appreciation and
    Partners, Inc. -- PPI Brinson Tactical Asset        (formerly Aetna Life    current income. Allocates assets between
    Allocation Portfolio)                               Insurance and Annuity   a stock portion designed to track the
    (SERVICE CLASS)                                     Company)                performance of the Standard & Poor's
                                                        Subadviser: UBS Global  Composite Index of 500 Stocks (S&P 500
                                                        Asset Management Inc.   Index) and a fixed income portion
                                                        (formerly Brinson       consisting of either five-year U.S.
                                                        Advisors, Inc.)         Treasury notes or U.S. Treasury bills
                                                                                with remaining maturities of 30 days.
  ING PARTNERS, INC. -- ING VAN KAMPEN COMSTOCK         ING Life Insurance and  Seeks capital growth and income. Invests
    PORTFOLIO                                           Annuity Company         in a portfolio of equity securities,
    (SERVICE CLASS)                                     (formerly Aetna Life    including common stocks, preferred
                                                        Insurance and Annuity   stocks and securities convertible into
                                                        Company)                common and preferred stocks consisting
                                                        Subadviser: Morgan      principally of common stocks.
                                                        Stanley Investment
                                                        Management Inc. d/b/a
                                                        Van Kampen
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CAPITAL      A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    APPRECIATION FUND                                                           its objective by investing principally
    (SERIES I SHARES)                                                           in common stocks of companies the
                                                                                portfolio managers believe are likely to
                                                                                benefit from new or innovative products,
                                                                                services or processes as well as those
                                                                                that have experienced above-average,
                                                                                long-term growth in earnings and have
                                                                                excellent prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CORE EQUITY  A I M Advisors, Inc.    Seeks growth of capital with a secondary
  FUND (formerly AIM V.I. Growth and Income Fund)                               objective of current income. Seeks to
  (SERIES I SHARES)                                                             meet its objectives by investing,
                                                                                normally, at least 80% of net assets in
                                                                                equity securities, including convertible
                                                                                securities, of established companies
                                                                                that have long-term above-average growth
                                                                                in earnings and dividends, and growth
                                                                                companies that the portfolio managers
                                                                                believe have the potential for
                                                                                above-average growth in earnings and
                                                                                dividends.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. GROWTH FUND  A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    (SERIES I SHARES)                                                           its investment objective by investing
                                                                                principally in seasoned and better
                                                                                capitalized companies considered to have
                                                                                strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. PREMIER      A I M Advisors, Inc.    Seeks to achieve long-term growth of
    EQUITY FUND (formerly AIM V.I. Value Fund)                                  capital with a secondary objective of
    (SERIES I SHARES)                                                           income. Seeks to meet its objectives by
                                                                                investing, normally, at least 80% of net
                                                                                assets in equity securities, including
                                                                                convertible securities.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  AMERICAN CENTURY-REGISTERED TRADEMARK- INCOME &       American Century        Seeks capital growth by investing in
    GROWTH FUND                                         Investment              common stocks. Income is a secondary
    (ADVISOR CLASS)                                     Management, Inc.        objective. Fund managers select stocks
                                                                                primarily from the largest 1,500
                                                                                publicly traded U.S. companies using
                                                                                quantitative, computer-driven models in
                                                                                a two-step process that draws heavily on
                                                                                computer technology to construct the
                                                                                portfolio of stock investments that they
                                                                                believe will provide the optimal balance
                                                                                between risk and expected return.
  CALVERT VARIABLE SERIES, INC. -- CALVERT SOCIAL       Calvert Asset           Seeks to achieve a competitive total
    BALANCED PORTFOLIO                                  Management              return through an actively managed
                                                        Company, Inc.           NONDIVERSIFIED portfolio of stocks,
                                                        Subadviser: NCM         bonds and money market instruments which
                                                        Capital Management      offer income and capital growth
                                                        Group, Inc.             opportunity and which satisfy the
                                                                                investment and social criteria for the
                                                                                Portfolio. Typically invests about 60%
                                                                                of its assets in stocks and 40% in bonds
                                                                                or other fixed-income investments. Stock
                                                                                investments are primarily common stock
                                                                                in large-cap companies, while the fixed-
                                                                                income investments are primarily a wide
                                                                                variety of investment grade bonds.
  THE CHAPMAN FUNDS, INC. -- DEM-REGISTERED TRADEMARK-  Chapman Capital         Seeks aggressive long-term growth
    EQUITY FUND                                         Management, Inc.        through capital appreciation. Although
    (INSTITUTIONAL SHARES)                                                      the Fund considers both capital
                                                                                appreciation and income when selecting
                                                                                investments, it places primary emphasis
                                                                                on capital appreciation. The Fund is a
                                                                                NONDIVERSIFIED portfolio that invests in
                                                                                companies that are controlled by African
                                                                                Americans, Asian Americans, Hispanic
                                                                                Americans or women that are located in
                                                                                the United States and its territories
                                                                                and that it believes are best positioned
                                                                                for growth.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term capital appreciation.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        Normally invests primarily in common
    CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO          Subadvisers: Fidelity   stocks of companies whose value the
    (INITIAL CLASS)                                     Management & Research   Portfolio's investment adviser believes
                                                        (U.K.) Inc.; Fidelity   is not fully recognized by the public.
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks reasonable income. Also considers
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        the potential for capital appreciation.
    EQUITY-INCOME PORTFOLIO                             Subadviser: FMR         Seeks to achieve a yield which exceeds
    (INITIAL CLASS)                                     Co., Inc.               the composite yield on the securities
                                                                                comprising the Standard & Poor's 500
                                                                                Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity
                                                                                securities, which tends to lead to
                                                                                investments in large cap "value" stocks.
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks to achieve capital appreciation.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        Normally invests primarily in common
    GROWTH PORTFOLIO                                    Subadviser: FMR         stocks of companies the investment
    (INITIAL CLASS)                                     Co., Inc.               adviser believes have above-average
                                                                                growth potential (often called "growth"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term growth of capital.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP      Research Company        Normally invests at least 80% of total
    OVERSEAS PORTFOLIO                                  Subadvisers: Fidelity   assets in foreign securities, primarily
    (INITIAL CLASS)                                     Management & Research   in common stocks.
                                                        (U.K.) Inc.; Fidelity
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity International
                                                        Investment Advisors
                                                        (U.K.) Limited;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Franklin Advisory       A NONDIVERSIFIED fund that seeks
    TRUST -- FRANKLIN SMALL CAP VALUE SECURITIES FUND   Services, LLC           long-term total return. Income, while
    (formerly Franklin Value Securities Fund)           (Advisory Services)     not a goal, is a secondary
    (CLASS 2 SHARES)                                                            consideration. The fund will normally
                                                                                invest at least 80% of net assets in
                                                                                investments of small capitalization
                                                                                companies that have market
                                                                                capitalization values not exceeding
                                                                                $2.5 billion, at the time of purchase.
  JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO     Janus Capital           A NONDIVERSIFIED Portfolio that seeks
    (INSTITUTIONAL SHARES)                                                      long- term growth of capital. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential and normally
                                                                                invests at least 50% of its equity
                                                                                assets in medium-sized companies.
                                                                                Medium-sized companies are those whose
                                                                                market capitalization falls within the
                                                                                range of companies in the Standard and
                                                                                Poor's (S&P) MidCap 400 Index.
  JANUS ASPEN SERIES -- BALANCED PORTFOLIO              Janus Capital           Seeks long-term capital growth,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital
                                                                                and balanced by current income. Normally
                                                                                invests 40-60% of its assets in
                                                                                securities selected primarily for their
                                                                                growth potential and 40-60% of its
                                                                                assets in securities selected primarily
                                                                                for their income potential. Will
                                                                                normally invest at least 25% of its
                                                                                assets in fixed-income securities.
  JANUS ASPEN SERIES -- CAPITAL APPRECIATION PORTFOLIO  Janus Capital           A NONDIVERSIFIED Portfolio that seeks
    (SERVICE SHARES)                                                            long- term growth of capital. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential. May invest in
                                                                                companies of any size, from larger,
                                                                                well-established companies to smaller,
                                                                                emerging growth companies.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO       Janus Capital           Seeks to obtain maximum total return,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital.
                                                                                Invests primarily in a wide variety of
                                                                                income-producing securities such as
                                                                                corporate bonds and notes, government
                                                                                securities and preferred stock. Will
                                                                                invest at least 80% of its assets in
                                                                                income-producing securities.
  JANUS ASPEN SERIES -- GROWTH PORTFOLIO                Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks selected for their growth
                                                                                potential. Although it can invest in
                                                                                companies of any size, it generally
                                                                                invests in larger, more established
                                                                                companies.
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO      Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks of companies of any size located
                                                                                throughout the world. Normally invests
                                                                                in issuers from at least five different
                                                                                countries, including the United States.
                                                                                May at times invest in fewer than five
                                                                                countries or even in a single country.
  JANUS TWENTY FUND                                     Janus Capital           A NONDIVERSIFIED portfolio that seeks
                                                                                long-term growth of capital. Normally
                                                                                concentrates its investments in a core
                                                                                position of 20-30 common stocks. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential.
  LORD ABBETT SERIES FUND, INC. -- GROWTH AND INCOME    Lord, Abbett & Co.      Seeks long-term growth of capital and
    PORTFOLIO                                           (Lord Abbett)           income without excessive fluctuations in
    (CLASS VC SHARES)                                                           market value. Primarily purchases equity
                                                                                securities of large, seasoned, U.S. and
                                                                                multinational companies which Lord
                                                                                Abbett believes are undervalued. May
                                                                                invest in equity securities such as
                                                                                common stocks, convertible bonds,
                                                                                convertible preferred stocks and
                                                                                warrants and similar instruments. Under
                                                                                normal circumstances, will invest at
                                                                                least 80% of net assets in equity
                                                                                securities of large companies with
                                                                                market capitalizations of at least
                                                                                $5 billion at the time of purchase. This
                                                                                market capitalization may vary in
                                                                                response to changes in the markets.
  LORD ABBETT SERIES FUND, INC. -- MID-CAP VALUE        Lord, Abbett & Co.      Seeks capital appreciation through
    PORTFOLIO                                           (Lord Abbett)           investments, primarily in equity
    (CLASS VC SHARES)                                                           securities, which are believed to be
                                                                                undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus
                                                                                the amount of any borrowings for
                                                                                investment purposes, in equity
                                                                                securities of mid-sized companies, those
                                                                                with market capitalizations of roughly
                                                                                $500 million to $10 billion, at the time
                                                                                of purchase. This market capitalization
                                                                                range may vary in response to changes in
                                                                                the markets.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  OPPENHEIMER DEVELOPING MARKETS FUND                   OppenheimerFunds, Inc.  Aggressively seeks capital appreciation.
    (CLASS A SHARES)                                                            Invests mainly in common stocks of
                                                                                issuers in emerging and developing
                                                                                markets throughout the world. Under
                                                                                normal market conditions, will invest at
                                                                                least 65% of total assets in equity
                                                                                securities of issuers whose principal
                                                                                activities are in at least three
                                                                                developing markets.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER     OppenheimerFunds, Inc.  Seeks long-term capital appreciation by
    GLOBAL SECURITIES FUND/VA                                                   investing a substantial portion of
                                                                                assets in securities of foreign issuers,
                                                                                growth-type companies, cyclical
                                                                                industries and special situations that
                                                                                are considered to have appreciation
                                                                                possibilities. Invests mainly in common
                                                                                stocks and can also buy other equity
                                                                                securities, including preferred stocks
                                                                                and convertible securities in the U.S.
                                                                                and foreign countries.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER     OppenheimerFunds, Inc.  Seeks a high level of current income
    STRATEGIC BOND FUND/VA                                                      principally derived from interest on
                                                                                debt securities. Invests mainly in debt
                                                                                securities of issuers in three market
                                                                                sectors: foreign governments and
                                                                                companies, U.S. Government securities,
                                                                                and lower-grade high-yield securities of
                                                                                U.S. and foreign companies.
  PAX WORLD BALANCED FUND, INC.                         Pax World Management    Seeks to provide its shareholders with a
                                                        Corp.                   diversified holding of securities of
                                                                                companies that offer primarily income
                                                                                and conservation of principal and
                                                                                secondarily possible long-term growth of
                                                                                capital. Intends to invest about 60% of
                                                                                assets in common and preferred stock
                                                                                and/or securities convertible into
                                                                                common stock and 40% in bonds and/or
                                                                                debentures. These percentages may vary,
                                                                                however, depending upon market
                                                                                conditions.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER EQUITY    Pioneer Investment      Seeks current income and long-term
    INCOME VCT PORTFOLIO                                Management, Inc.        growth of capital from a portfolio
    (CLASS I SHARES)                                    (Pioneer)               consisting primarily of income producing
                                                                                equity securities of U.S. corporations.
                                                                                Invests at least 80% of total assets in
                                                                                income producing equity securities.
                                                                                Income producing equity securities of
                                                                                U.S. issuers include common stocks,
                                                                                preferred stocks and interests in real
                                                                                estate investment trusts. Remainder of
                                                                                the portfolio may be invested in debt
                                                                                securities, most of which are expected
                                                                                to be convertible into common stocks.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER FUND VCT  Pioneer Investment      Seeks reasonable income and capital
    PORTFOLIO                                           Management, Inc.        growth. Invests in a broad list of
    (CLASS I SHARES)                                    (Pioneer)               carefully selected, reasonably priced
                                                                                securities rather than in securities
                                                                                whose prices reflect a premium resulting
                                                                                from their current market popularity.
                                                                                Invests the major portion of its assets
                                                                                in equity securities, primarily of U.S.
                                                                                issuers.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER MID CAP   Pioneer Investment      Seeks capital appreciation by investing
    VALUE VCT PORTFOLIO                                 Management, Inc.        in a diversified portfolio of securities
    (CLASS I SHARES)                                    (Pioneer)               consisting primarily of common stocks.
                                                                                Normally, invests at least 80% of total
                                                                                assets in equity securities of mid-size
                                                                                companies, that is, companies with
                                                                                market values within the range of market
                                                                                values of companies included in
                                                                                Standard & Poor's MidCap 400 Index.
  WACHOVIA SPECIAL VALUES FUND                          Evergreen Investment    Seeks to produce growth of principal.
    (CLASS A SHARES)                                    Management Company,     Invests primarily in a portfolio of
                                                        LLC                     stocks of small U.S. companies. Under
                                                                                normal market conditions, intends to
                                                                                invest at least 65% of assets in stocks
                                                                                of companies that have a market value
                                                                                capitalization of $1.5 billion or less.

                                  APPENDIX VI
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                               TABLE OF CONTENTS

TABLE I--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.05% AND 0.15%............................................       80
TABLE II--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.35%......................................................       83
TABLE III--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.40% AND 0.45%............................................       86
TABLE IV--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.55%......................................................       89
TABLE V--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.60%, AND 0.65%...........................................       92
TABLE VI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.70% AND 0.75%............................................       95
TABLE VII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.80% AND 0.85%............................................       98
TABLE VIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.90%......................................................      102
TABLE IX--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.95%......................................................      105
TABLE X--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.00%......................................................      109
TABLE XI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.05%......................................................      113
TABLE XII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.10%......................................................      116
TABLE XIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.15%......................................................      119
TABLE XIV--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.20%......................................................      122
TABLE XV--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.35%......................................................      125
TABLE XVI--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      127
TABLE XVII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%....................      130

                                  APPENDIX VI
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------

TABLE XVIII--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%....................      133
TABLE XIX--FOR CONTRACTS ISSUED UNDER 403(b), 401(a)
 AND 401(k) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%....................      136
TABLE XX--FOR CONTRACTS ISSUED UNDER 401(a) PLANS
 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%...............      139
TABLE XXI--FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND
 DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      142
TABLE XXII--FOR MULTIPLE OPTION CONTRACTS ISSUED TO
 SAN BERNARDINO COUNTY AND MACOMB COUNTY WITH TOTAL
 SEPARATE ACCOUNT CHARGES OF 1.25%..........................      147
TABLE XXIII--FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND
 DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE
 CHARGE BEGINNING APRIL 7, 1997)............................      151
TABLE XXIV--FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED
 UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS.........      154
TABLE XXV--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.75%..........      157
TABLE XXVI--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% AND 0.90%..........      160
TABLE XXVII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON JANUARY 15, 1996........................................      163
TABLE XXVIII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON OR AFTER DECEMBER 16, 1996..............................      167
TABLE XXIX--FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL
 LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      172
TABLE XXX--FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES
 DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      175

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% AND 0.15%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                              0.05% TOTAL CHARGES      0.15% TOTAL CHARGES
                                                     2001                     2001
                                                     ----                     ----
ING VP ASCENT PORTFOLIO:
Value at beginning of period                           $16.762(1)
Value at end of period                                 $15.691
Number of accumulation units outstanding
 at end of period                                        6,000
ING VP BALANCED PORTFOLIO, INC.:
Value at beginning of period                           $23.584(1)
Value at end of period                                 $23.108
Number of accumulation units outstanding
 at end of period                                      121,396
ING VP BOND PORTFOLIO:
Value at beginning of period                           $15.886(1)
Value at end of period                                 $16.447
Number of accumulation units outstanding
 at end of period                                       22,510
ING VP CROSSROADS PORTFOLIO:
Value at beginning of period                           $16.042(1)
Value at end of period                                 $15.300
Number of accumulation units outstanding
 at end of period                                        5,742
ING VP GROWTH PORTFOLIO:
Value at beginning of period                           $17.528(1)
Value at end of period                                 $15.247
Number of accumulation units outstanding
 at end of period                                       36,220
ING VP GROWTH AND INCOME PORTFOLIO:
Value at beginning of period                           $23.506(1)
Value at end of period                                 $21.043
Number of accumulation units outstanding
 at end of period                                      462,702
ING VP INDEX PLUS LARGECAP PORTFOLIO:
Value at beginning of period                           $19.435(1)
Value at end of period                                 $17.950
Number of accumulation units outstanding
 at end of period                                      359,184
ING VP INDEX PLUS MIDCAP PORTFOLIO:
Value at beginning of period                           $14.784(1)
Value at end of period                                 $14.611
Number of accumulation units outstanding
 at end of period                                       65,669
ING VP INDEX PLUS SMALLCAP PORTFOLIO:
Value at beginning of period                           $10.431(1)
Value at end of period                                 $10.753
Number of accumulation units outstanding
 at end of period                                       23,305
ING VP INTERNATIONAL EQUITY PORTFOLIO:
Value at beginning of period                            $9.713(1)
Value at end of period                                  $8.774
Number of accumulation units outstanding
 at end of period                                        1,974
ING VP LEGACY PORTFOLIO:
Value at beginning of period                           $15,689(1)
Value at end of period                                 $15.349
Number of accumulation units outstanding
 at end of period                                       43,589
ING VP MONEY MARKET PORTFOLIO:
Value at beginning of period                           $14.025(1)
Value at end of period                                 $14.216
Number of accumulation units outstanding
 at end of period                                       59,698
ING VP SMALL COMPANY PORTFOLIO:
Value at beginning of period                           $18.893(1)
Value at end of period                                 $19.444
Number of accumulation units outstanding
 at end of period                                       36,063
ING VP TECHNOLOGY PORTFOLIO:
Value at beginning of period                            $4.815(1)
Value at end of period                                  $4.475
Number of accumulation units outstanding
 at end of period                                       52,059
ING VP VALUE OPPORTUNITY PORTFOLIO:
Value at beginning of period                           $20.990(1)
Value at end of period                                 $18.750
Number of accumulation units outstanding
 at end of period                                        3,204

------------------------------------------------------------------

                                              0.05% TOTAL CHARGES      0.15% TOTAL CHARGES
                                                     2001                     2001
                                                     ----                     ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $10.267(1)
Value at end of period                                  $9.266
Number of accumulation units outstanding
 at end of period                                       26,848
AIM V.I. GROWTH FUND
Value at beginning of period                            $7.058(1)
Value at end of period                                  $6.273
Number of accumulation units outstanding
 at end of period                                        8,771
AIM V.I. CORE EQUITY FUND
Value at beginning of period                            $8.677(1)                $8.315(1)
Value at end of period                                  $7.615                   $7.760
Number of accumulation units outstanding
 at end of period                                       20,638                       49
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                            $9.222(1)
Value at end of period                                  $8.461
Number of accumulation units outstanding
 at end of period                                       16,434
CALVERT SOCIAL BALANCED PORTFOLIO:
Value at beginning of period                           $21.386(1)
Value at end of period                                 $20.374
Number of accumulation units outstanding
 at end of period                                          395
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO:
Value at beginning of period                           $19.888(1)
Value at end of period                                 $18.805
Number of accumulation units outstanding
 at end of period                                       19,228
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO:
Value at beginning of period                           $20.968(1)
Value at end of period                                 $18.971
Number of accumulation units outstanding
 at end of period                                       43,077
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO:
Value at beginning of period                           $13.786(1)
Value at end of period                                 $12.215
Number of accumulation units outstanding
 at end of period                                        1,811
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO:
Value at beginning of period                           $20.390(1)               $11.840(1)
Value at end of period                                  19.619                  $11.652
Number of accumulation units outstanding
 at end of period                                       32,888                       33
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO:
Value at beginning of period                           $22.649(1)               $12.937(1)
Value at end of period                                 $19.165                  $11.259
Number of accumulation units outstanding
 at end of period                                      175,169                       33
JANUS ASPEN BALANCED PORTFOLIO:
Value at beginning of period                           $23.624(1)
Value at end of period                                 $23.112
Number of accumulation units outstanding
 at end of period                                       86,430
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO:
Value at beginning of period                           $17.060(1)
Value at end of period                                 $17.708
Number of accumulation units outstanding
 at end of period                                       12,176
JANUS ASPEN GROWTH PORTFOLIO:
Value at beginning of period                           $23.306(1)
Value at end of period                                 $18.799
Number of accumulation units outstanding
 at end of period                                       44,599
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO:
Value at beginning of period                           $25.296(1)               $11.575(1)
Value at end of period                                 $22.510                  $10,980
Number of accumulation units outstanding
 at end of period                                      176,426                       35
OPPENHEIMER GLOBAL SECURITIES FUND/VA:
Value at beginning of period                           $15.011(1)
Value at end of period                                 $14.370
Number of accumulation units outstanding
 at end of period                                       42,421
OPPENHEIMER STRATEGIC BOND FUND/VA:
Value at beginning of period                           $10.393(1)
Value at end of period                                 $10.719
Number of accumulation units outstanding
 at end of period                                        1,098
ING VP NATURAL RESOURCES TRUST:
Value at beginning of period                           $14.677(1)
Value at end of period                                 $13.768
Number of accumulation units outstanding
 at end of period                                          402
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Value at beginning of period                           $28.829(1)
Value at end of period                                 $25.054
Number of accumulation units outstanding
 at end of period                                       20,611
ING MFS EMERGING EQUITIES PORTFOLIO:
Value at beginning of period                           $16.984(1)
Value at end of period                                 $15.101
Number of accumulation units outstanding
 at end of period                                      107,224

------------------------------------------------------------------

                                              0.05% TOTAL CHARGES      0.15% TOTAL CHARGES
                                                     2001                     2001
                                                     ----                     ----
ING MFS RESEARCH PORTFOLIO:
Value at beginning of period                           $17.104(1)
Value at end of period                                 $15.441
Number of accumulation units outstanding
 at end of period                                       36,071
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO:
Value at beginning of period                           $20.571(1)
Value at end of period                                 $18.279
Number of accumulation units outstanding
 at end of period                                       38,078
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO:
Value at beginning of period                           $20.313(1)
Value at end of period                                 $19.585
Number of accumulation units outstanding
 at end of period                                       25,698

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.05% TOTAL CHARGES):
(1) Funds were first received in this option during June 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.15% TOTAL CHARGES):
(1)  Funds were first received in this option during July 2001.

------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                2001           2000
                                                ----           ----
ING VP ASCENT PORTFOLIO:
Value at beginning of period                    $10.744        $10.649(1)
Value at end of period                           $9.471        $10.744
Number of accumulation units outstanding
 at end of period                               149,120        144,050
ING VP BALANCED PORTFOLIO, INC.:
Value at beginning of period                    $11.974        $12.051(1)
Value at end of period                          $11.430        $11.974
Number of accumulation units outstanding
 at end of period                             1,197,262      1,229,466
ING VP BOND PORTFOLIO:
Value at beginning of period                    $11.377        $10.424(1)
Value at end of period                          $12.329        $11.377
Number of accumulation units outstanding
 at end of period                               416,127        310,266
ING VP CROSSROADS PORTFOLIO:
Value at beginning of period                    $10.777        $10.497(1)
Value at end of period                           $9.988        $10.777
Number of accumulation units outstanding
 at end of period                                77,524         75,427
ING VP GROWTH PORTFOLIO:
Value at beginning of period                    $13.544        $15.254(1)
Value at end of period                           $9.844        $13.544
Number of accumulation units outstanding
 at end of period                               175,057        168,969
ING VP GROWTH AND INCOME PORTFOLIO:
Value at beginning of period                    $10.545        $11.432(1)
Value at end of period                           $8.575        $10.545
Number of accumulation units outstanding
 at end of period                             4,800,393      5,130,360
ING VP INDEX PLUS LARGECAP PORTFOLIO:
Value at beginning of period                    $12.651        $13.504(1)
Value at end of period                          $10.890        $12.651
Number of accumulation units outstanding
 at end of period                               437,895        332,139
ING VP INDEX PLUS MIDCAP PORTFOLIO:
Value at beginning of period                    $15.460        $14.273(1)
Value at end of period                          $15.202        $15.460
Number of accumulation units outstanding
 at end of period                                76,014         47,993
ING VP INDEX PLUS SMALLCAP PORTFOLIO:
Value at beginning of period                    $11.144         $9.804(1)
Value at end of period                          $11.372        $11.144
Number of accumulation units outstanding
 at end of period                                38,549         16,976
ING VP INTERNATIONAL EQUITY PORTFOLIO:
Value at beginning of period                    $11.462        $14.054(1)
Value at end of period                           $8.695        $11.462
Number of accumulation units outstanding
 at end of period                                17,234         13,070
ING VP LEGACY PORTFOLIO:
Value at beginning of period                    $11.234        $10.706(1)
Value at end of period                          $10.929        $11.234
Number of accumulation units outstanding
 at end of period                                38,157         31,286
ING VP MONEY MARKET PORTFOLIO:
Value at beginning of period                    $11.443        $11.033(1)
Value at end of period                          $11.852        $11.443
Number of accumulation units outstanding
 at end of period                               535,159        437,758
ING VP SMALL COMPANY PORTFOLIO:
Value at beginning of period                    $12.732        $12.599(1)
Value at end of period                          $13.195        $12.732
Number of accumulation units outstanding
 at end of period                                69,886         51,631
ING VP TECHNOLOGY PORTFOLIO:
Value at beginning of period                     $5.865         $8.956(1)
Value at end of period                           $4.503         $5.865
Number of accumulation units outstanding
 at end of period                                86,256         47,465
ING VP VALUE OPPORTUNITY PORTFOLIO:
Value at beginning of period                    $13.931        $12.984(1)
Value at end of period                          $12.547        $13.931
Number of accumulation units outstanding
 at end of period                               101,407         37,964

------------------------------------------------------------------

                                                2001           2000
                                                ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                    $12.286        $13.648(1)
Value at end of period                           $9.393        $12.286
Number of accumulation units outstanding
 at end of period                                23,529         15,852
AIM V.I. GROWTH FUND
Value at beginning of period                     $9.622        $11.987(1)
Value at end of period                           $6.340         $9.622
Number of accumulation units outstanding
 at end of period                                29,608         22,505
AIM V.I. CORE EQUITY FUND
Value at beginning of period                    $10.038        $11.228(1)
Value at end of period                           $7.719        $10.038
Number of accumulation units outstanding
 at end of period                                61,033         45,121
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                     $9.848        $11.026(1)
Value at end of period                           $8.580         $9.848
Number of accumulation units outstanding
 at end of period                                15,827          4,591
CALVERT SOCIAL BALANCED PORTFOLIO:
Value at beginning of period                    $11.574        $11.718(1)
Value at end of period                          $10.733        $11.574
Number of accumulation units outstanding
 at end of period                               147,281        118,984
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO:
Value at beginning of period                    $11.419        $10.595(1)
Value at end of period                          $10.815        $11.419
Number of accumulation units outstanding
 at end of period                               276,278        187,522
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO:
Value at beginning of period                    $14.798        $16.211(1)
Value at end of period                          $12.143        $14.798
Number of accumulation units outstanding
 at end of period                               630,665        564,612
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO:
Value at beginning of period                    $10.828        $12.131(1)
Value at end of period                           $8.506        $10.828
Number of accumulation units outstanding
 at end of period                                56,983         51,138
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO:
Value at beginning of period                    $13.229        $13.485(1)
Value at end of period                          $11.569        $13.229
Number of accumulation units outstanding
 at end of period                               396,982        375,278
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO:
Value at beginning of period                    $18.526        $23.888(1)
Value at end of period                          $11.178        $18.526
Number of accumulation units outstanding
 at end of period                               990,670        913,546
JANUS ASPEN BALANCED PORTFOLIO:
Value at beginning of period                    $14.550        $14.368(1)
Value at end of period                          $13.817        $14.550
Number of accumulation units outstanding
 at end of period                               398,905        285,117
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO:
Value at beginning of period                    $11.206        $10.485(1)
Value at end of period                          $12.031        $11.206
Number of accumulation units outstanding
 at end of period                               103,464         60,507
JANUS ASPEN GROWTH PORTFOLIO:
Value at beginning of period                    $14.289        $16.099(1)
Value at end of period                          $10.717        $14.289
Number of accumulation units outstanding
 at end of period                               404,888        369,847
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO:
Value at beginning of period                    $14.104        $16.103(1)
Value at end of period                          $10.901        $14.104
Number of accumulation units outstanding
 at end of period                             1,191,347      1,146,537
OPPENHEIMER GLOBAL SECURITIES FUND/VA:
Value at beginning of period                    $16.624        $16.636(1)
Value at end of period                          $14.572        $16.624
Number of accumulation units outstanding
 at end of period                                83,345         29,809
OPPENHEIMER STRATEGIC BOND FUND/VA:
Value at beginning of period                    $10.437        $10.102(1)
Value at end of period                          $10.905        $10.437
Number of accumulation units outstanding
 at end of period                                11,213          2,759
ING VP NATURAL RESOURCES TRUST:
Value at beginning of period                    $10.347         $9.158(1)
Value at end of period                           $8.668        $10.347
Number of accumulation units outstanding
 at end of period                                25,030         11,114
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Value at beginning of period                    $14.877        $16.155(1)
Value at end of period                          $11.155        $14.877
Number of accumulation units outstanding
 at end of period                               179,325        160,437
ING MFS EMERGING EQUITIES PORTFOLIO:
Value at beginning of period                    $11.747        $15.512(1)
Value at end of period                           $8.755        $11.747
Number of accumulation units outstanding
 at end of period                               736,762        693,416

------------------------------------------------------------------

                                                2001           2000
                                                ----           ----
ING MFS RESEARCH PORTFOLIO:
Value at beginning of period                    $12.452        $13.213(1)
Value at end of period                           $9.817        $12.452
Number of accumulation units outstanding
 at end of period                               407,660        406,356
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO:
Value at beginning of period                    $12.401        $13.496(1)
Value at end of period                           $9.030        $12.401
Number of accumulation units outstanding
 at end of period                               398,476        412,383
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO:
Value at beginning of period                    $13.434        $13.599(1)
Value at end of period                          $12.019        $13.434
Number of accumulation units outstanding
 at end of period                               277,718        261,446

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% AND 0.45%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                0.40% TOTAL CHARGES
                               ------------------------------------------------------
                                 2001           2000           1999           1998
                                 ----           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                       $15.873        $16.043        $14.086        $13.239(1)
Value at end of period           $13.985        $15.873        $16.043        $14.086
Number of accumulation
 units outstanding at end
 of period                         2,197          2,005         84,264         86,321
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                       $17.181        $17.347        $15.331        $14.244(1)
Value at end of period           $16.392        $17.181        $17.347        $15.331
Number of accumulation
 units outstanding at end
 of period                         9,835         10,067        720,935        653,272
ING VP BOND PORTFOLIO
Value at beginning
 of period                       $13.041        $11.942        $12.079        $11.893(1)
Value at end of period           $14.124        $13.041        $11.942        $12.079
Number of accumulation
 units outstanding at end
 of period                         1,646          1,343        198,382        190,084
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                       $14.962        $14.960        $13.628        $12.991(1)
Value at end of period           $13.860        $14.962        $14.960        $13.628
Number of accumulation
 units outstanding at end
 of period                           573            581         62,563         51,878
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                       $21.242        $24.222        $18.018        $15.200(1)
Value at end of period           $15.431        $21.242        $24.222        $18.018
Number of accumulation
 units outstanding at end
 of period                         1,050            981         59,855         21,805
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                       $17.368        $19.586        $16.747        $15.108(1)
Value at end of period           $14.115        $17.368        $19.586        $16.747
Number of accumulation
 units outstanding at end
 of period                        53,877         55,508      2,978,733      2,888,622
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                       $21.131        $23.418        $18.916        $16.874(1)
Value at end of period           $18.180        $21.131        $23.418        $18.916
Number of accumulation
 units outstanding at end
 of period                         1,663          1,500        193,247         87,238
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                       $15.046        $12.597        $10.921         $9.480(1)
Value at end of period           $14.787        $15.046        $12.597        $10.921
Number of accumulation
 units outstanding at end
 of period                           559            557          2,808          1,187
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                       $10.338(1)      $9.754         $8.840         $8.071(1)
Value at end of period           $10.882        $10.154         $9.754         $8.840
Number of accumulation
 units outstanding at end
 of period                            77              0          2,620          3,928
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                                      $14.760        $10.059(1)
Value at end of period                          $13.727        $14.760
Number of accumulation
 units outstanding at end
 of period                                            0          1,480
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                       $14.600        $13.986        $13.111        $12.598(1)
Value at end of period           $14.196        $14.600        $13.986        $13.111
Number of accumulation
 units outstanding at end
 of period                           146            138         21,809         19,291
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                       $12.448        $11.748        $11.225        $11.148(1)
Value at end of period           $12.886        $12.448        $11.748        $11.225
Number of accumulation
 units outstanding at end
 of period                         2,531          3,394        271,583        107,285

                                         0.45% TOTAL CHARGES
                           ------------------------------------------------
                             2001          2000         1999         1998
                             ----          ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                   $10.716      $10.836       $9.519       $9.146(1)
Value at end of period        $9.436      $10.716      $10.836       $9.519
Number of accumulation
 units outstanding at end
 of period                    87,049       60,938       53,201          779
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                   $11.943      $12.064      $10.747(1)
Value at end of period       $11.389      $11.943      $12.064
Number of accumulation
 units outstanding at end
 of period                   174,642      106,920       80,717
ING VP BOND PORTFOLIO
Value at beginning
 of period                   $11.348      $10.396      $10.455(2)
Value at end of period       $12.284      $11.348      $10.396
Number of accumulation
 units outstanding at end
 of period                    91,516       20,187       19,693
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                   $10.749      $10.752       $9.800       $9.531(1)
Value at end of period        $9.952      $10.749      $10.752       $9.800
Number of accumulation
 units outstanding at end
 of period                   190,722      140,545      111,369          731
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                   $13.509      $15.412      $11.470      $10.444(1)
Value at end of period        $9.808      $13.509      $15.412      $11.470
Number of accumulation
 units outstanding at end
 of period                   352,266      236,124      134,661          291
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                   $10.518      $11.867      $10.152       $9.561(1)
Value at end of period        $8.544      $10.518      $11.867      $10.152
Number of accumulation
 units outstanding at end
 of period                   847,662      396,366      348,478        1,119
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                   $12.618      $13.991      $11.307      $10.639(1)
Value at end of period       $10.850      $12.618      $13.991      $11.307
Number of accumulation
 units outstanding at end
 of period                   677,370      398,208      226,927          859
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                   $15.419      $12.916      $10.889(2)
Value at end of period       $15.147      $15.419      $12.916
Number of accumulation
 units outstanding at end
 of period                    57,831       18,306        2,661
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                   $11.115      $10.166       $8.954(2)
Value at end of period       $11.331      $11.115      $10.166
Number of accumulation
 units outstanding at end
 of period                    11,409        2,603        1,373
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                   $11.433      $14.414       $9.567       $9.231(1)
Value at end of period        $8.663      $11.433      $14.414       $9.567
Number of accumulation
 units outstanding at end
 of period                    56,669       36,205       19,616           61
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                   $11.204      $10.738      $10.103(1)
Value at end of period       $10.889      $11.204      $10.738
Number of accumulation
 units outstanding at end
 of period                    67,498       45,064       32,691
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                   $11.413      $10.777      $10.706(3)
Value at end of period       $11.809      $11.413      $10.777
Number of accumulation
 units outstanding at end
 of period                   106,827       28,641       41,969

------------------------------------------------------------------

                                                0.40% TOTAL CHARGES
                               ------------------------------------------------------
                                 2001           2000           1999           1998
                                 ----           ----           ----           ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                       $18.998        $17.873        $13.714        $12.820(1)
Value at end of period           $19.678        $18.998        $17.873        $13.714
Number of accumulation
 units outstanding at end
 of period                           311            327         18,170         15,614
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                       $21.079        $19.205        $16.125        $13.986(1)
Value at end of period           $18.975        $21.079        $19.205        $16.125
Number of accumulation
 units outstanding at end
 of period                           330             82         12,434         11,799
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                                      $13.834        $10.105(2)
Value at end of period                          $12.799        $13.834
Number of accumulation
 units outstanding at end
 of period                                            0          1,129
AIM V.I. GROWTH FUND
Value at beginning
 of period                                      $12.140        $10.158(2)
Value at end of period                          $11.173        $12.140
Number of accumulation
 units outstanding at end
 of period                                            0            114
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                                      $11.785        $10.351(3)
Value at end of period                          $10.667        $11.785
Number of accumulation
 units outstanding at end
 of period                                            0            426
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                                      $11.574        $10.177(3)
Value at end of period                          $10.476        $11.574
Number of accumulation
 units outstanding at end
 of period                                            0          1,916
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                       $16.152        $16.740        $14.976        $13.635(1)
Value at end of period           $14.971        $16.152        $16.740        $14.976
Number of accumulation
 units outstanding at end
 of period                           180            332         40,498         38,218
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                       $17.374        $16.089        $15.192        $14.267(1)
Value at end of period           $16.447        $17.374        $16.089        $15.192
Number of accumulation
 units outstanding at end
 of period                           796            731        114,725         54,320
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning
 of period                       $21.270        $23.989        $17.525        $15.510(1)
Value at end of period           $17.446        $21.270        $23.989        $17.525
Number of accumulation
 units outstanding at end
 of period                         1,710          1,788        325,063        128,518
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning
 of period                       $15.074        $18.709        $13.170        $12.178(1)
Value at end of period           $11.835        $15.074        $18.709        $13.170
Number of accumulation
 units outstanding at end
 of period                           251            284         30,213         10,817
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                       $20.503        $22.045        $17.813        $15.219(1)
Value at end of period           $17.920        $20.503        $22.045        $17.813
Number of accumulation
 units outstanding at end
 of period                         2,183          2,261        239,028        197,022
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $21.535        $31.711        $14.125        $11.663(1)
Value at end of period           $12.987        $21.535        $31.711        $14.125
Number of accumulation
 units outstanding at end
 of period                         5,603          5,601        405,725        198,264
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                       $21.980        $22.571        $17.878        $15.614(1)
Value at end of period           $20.862        $21.980        $22.571        $17.878
Number of accumulation
 units outstanding at end
 of period                         1,946            731        103,517         39,424
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                       $13.980        $13.210        $13.053        $12.743(1)
Value at end of period           $15.001        $13.980        $13.210        $13.053
Number of accumulation
 units outstanding at end
 of period                           652            643         20,171         21,374

                                         0.45% TOTAL CHARGES
                           ------------------------------------------------
                             2001          2000         1999         1998
                             ----          ----         ----         ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                   $12.699      $11.953       $9.176       $8.583(1)
Value at end of period       $13.147      $12.699      $11.953       $9.176
Number of accumulation
 units outstanding at end
 of period                   210,231      122,374       63,697          318
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                       $3.259(1)
Value at end of period        $4.495
Number of accumulation
 units outstanding at end
 of period                       855
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                   $13.895      $12.665      $12.467(3)
Value at end of period       $12.502      $13.895      $12.665
Number of accumulation
 units outstanding at end
 of period                    29,098        9,566       10,293
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                    $7.662(1)
Value at end of period        $9.368
Number of accumulation
 units outstanding at end
 of period                     2,191
AIM V.I. GROWTH FUND
Value at beginning
 of period                    $5.651(1)
Value at end of period        $6.322
Number of accumulation
 units outstanding at end
 of period                     1,399
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                   $10.021      $11.781      $10.518(3)
Value at end of period        $7.698      $10.021      $11.781
Number of accumulation
 units outstanding at end
 of period                    11,083        3,976          882
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                    $9.831      $11.570       $9.753(2)
Value at end of period        $8.557       $9.831      $11.570
Number of accumulation
 units outstanding at end
 of period                    85,810       45,267        8,954
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                   $11.543      $11.970      $10.714      $10.217(1)
Value at end of period       $10.694      $11.543      $11.970      $10.714
Number of accumulation
 units outstanding at end
 of period                    65,635       43,992       26,121          553
FIDELITY-REGISTERED TRADE
VIP EQUITY-INCOME PORTFOL
Value at beginning
 of period                   $11.389      $10.552       $9.968       $9.516(1)
Value at end of period       $10.776      $11.389      $10.552       $9.968
Number of accumulation
 units outstanding at end
 of period                   325,194      162,442      110,939          519
FIDELITY-REGISTERED TRADE
VIP GROWTH PORTFOLIO
Value at beginning
 of period                   $14.760      $16.655      $13.493(2)
Value at end of period       $12.100      $14.760      $16.655
Number of accumulation
 units outstanding at end
 of period                   280,104      130,483       65,561
FIDELITY-REGISTERED TRADE
VIP OVERSEAS PORTFOLIO
Value at beginning
 of period                   $10.799      $13.410      $10.647(2)
Value at end of period        $8.475      $10.799      $13.410
Number of accumulation
 units outstanding at end
 of period                    20,632       11,728        8,158
FIDELITY-REGISTERED TRADE
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                   $13.195      $14.194      $11.475      $10.553(1)
Value at end of period       $11.527      $13.195      $14.194      $11.475
Number of accumulation
 units outstanding at end
 of period                   591,945      367,939      268,570        1,754
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                   $18.477      $27.222      $17.095(2)
Value at end of period       $11.137      $18.477      $27.222
Number of accumulation
 units outstanding at end
 of period                   407,158      219,159      153,109
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                   $14.512      $14.910      $11.816      $10.945(1)
Value at end of period       $13.767      $14.512      $14.910      $11.816
Number of accumulation
 units outstanding at end
 of period                   710,875      415,783      224,105          612
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                   $11.177      $10.566      $10.446      $10.457(1)
Value at end of period       $11.987      $11.177      $10.566      $10.446
Number of accumulation
 units outstanding at end
 of period                   126,825       69,755       42,021           82

------------------------------------------------------------------

                                                0.40% TOTAL CHARGES
                               ------------------------------------------------------
                                 2001           2000           1999           1998
                                 ----           ----           ----           ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                       $21.734        $25.537        $17.807        $14.790(1)
Value at end of period           $16.292        $21.734        $25.537        $17.807
Number of accumulation
 units outstanding at end
 of period                         1,810          1,684        156,805         73,901
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                       $24.188        $28.797        $17.582        $15.344(1)
Value at end of period           $18.686        $24.188        $28.797        $17.582
Number of accumulation
 units outstanding at end
 of period                         5,872          6,041        531,184        383,490
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                       $16.600        $15.859        $10.047         $9.004(1)
Value at end of period           $14.543        $16.600        $15.859        $10.047
Number of accumulation
 units outstanding at end
 of period                           586            578          5,065          1,564
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                                      $10.162         $9.923         $9.695(1)
Value at end of period                          $10.058        $10.162         $9.923
Number of accumulation
 units outstanding at end
 of period                                            0          1,576          1,513
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                       $12.897        $10.939         $9.626         $9.754(1)
Value at end of period           $10.799        $12.897        $10.939         $9.626
Number of accumulation
 units outstanding at end
 of period                           236            180          8,856         12,237
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $21.815        $23.231        $15.676        $14.188(1)
Value at end of period           $16.349        $21.815        $23.231        $15.676
Number of accumulation
 units outstanding at end
 of period                           921            888         44,936         36,644
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                       $13.619        $19.199        $12.776        $10.705(1)
Value at end of period           $10.145        $13.619        $19.199        $12.776
Number of accumulation
 units outstanding at end
 of period                         5,752          5,732        413,847        339,956
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                       $12.506        $13.146        $10.641         $9.362(1)
Value at end of period            $9.855        $12.506        $13.146        $10.641
Number of accumulation
 units outstanding at end
 of period                         6,845          7,788        323,178        331,958
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                       $17.187        $21.461        $13.602        $12.570(1)
Value at end of period           $12.508        $17.187        $21.461        $13.602
Number of accumulation
 units outstanding at end
 of period                         2,307          2,416        196,446        168,912
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                       $20.457        $20.546        $16.863        $15.042(1)
Value at end of period           $18.293        $20.457        $20.546        $16.863
Number of accumulation
 units outstanding at end
 of period                         1,730          1,419        165,483        169,615

                                         0.45% TOTAL CHARGES
                           ------------------------------------------------
                             2001          2000         1999         1998
                             ----          ----         ----         ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                   $14.251      $16.753      $11.979(1)
Value at end of period       $10.678      $14.251      $16.753
Number of accumulation
 units outstanding at end
 of period                   560,457      357,565      233,330
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                   $14.068      $16.757      $10.235       $9.630(1)
Value at end of period       $10.862      $14.068      $16.757      $10.235
Number of accumulation
 units outstanding at end
 of period                 1,074,942      662,704      466,808        1,186
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                   $16.581      $15.849      $13.162(3)
Value at end of period       $14.519      $16.581      $15.849
Number of accumulation
 units outstanding at end
 of period                    17,739        5,198           27
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                   $10.410      $10.188       $9.953       $9.975(1)
Value at end of period       $10.865      $10.410      $10.188       $9.953
Number of accumulation
 units outstanding at end
 of period                    18,217        9,983        6,623          575
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                   $10.320       $8.758       $8.644(3)
Value at end of period        $8.637      $10.320       $8.758
Number of accumulation
 units outstanding at end
 of period                    11,987        4,370        4,241
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                   $14.838      $15.809      $10.673       $9.984(1)
Value at end of period       $11.114      $14.838      $15.809      $10.673
Number of accumulation
 units outstanding at end
 of period                   131,701       69,690       36,972          192
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                   $11.716      $16.525      $11.002      $10.094(1)
Value at end of period        $8.723      $11.716      $16.525      $11.002
Number of accumulation
 units outstanding at end
 of period                   329,340      194,901      128,507          371
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                   $12.420      $13.061      $10.577       $9.862(1)
Value at end of period        $9.782      $12.420      $13.061      $10.577
Number of accumulation
 units outstanding at end
 of period                   108,893       63,659       50,332          473
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                   $12.369      $15.452      $11.701(2)
Value at end of period        $8.997      $12.369      $15.452
Number of accumulation
 units outstanding at end
 of period                    62,048       42,329       42,208
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                   $13.399      $13.464      $11.057      $10.302(1)
Value at end of period       $11.976      $13.399      $13.464      $11.057
Number of accumulation
 units outstanding at end
 of period                   184,736      103,238       79,777          817

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.40% TOTAL CHARGES):
(1) Funds were first received in this option during January 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.40% TOTAL CHARGES):
(1)  Funds were received in this option during February 1999.
(2)  Funds were received in this option during September 1999.
(3)  Funds were received in this option during July 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998 (0.40% TOTAL CHARGES):
(1) Funds were first received in this option during November 1998. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.45% TOTAL CHARGES):
(1) Funds were first received in this option during September 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.45% TOTAL CHARGES):
(1)  Funds were received in this option during January 1999.
(2)  Funds were received in this option during September 1999.
(3) Funds were received in this option during November 1999. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998 (0.45% TOTAL CHARGES):
(1)  Funds were first received in this option during December 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                           2001           2000           1999
                                           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning of period               $10.688        $10.819         $9.864(1)
Value at end of period                      $9.402        $10.688        $10.819
Number of accumulation units
 outstanding at end of period                3,470          3,343          3,650
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period               $11.912        $12.045        $11.266(1)
Value at end of period                     $11.348        $11.912        $12.045
Number of accumulation units
 outstanding at end of period              179,400        197,183        237,142
ING VP BOND PORTFOLIO
Value at beginning of period               $11.318        $10.380        $10.419(1)
Value at end of period                     $12.240        $11.318        $10.380
Number of accumulation units
 outstanding at end of period               48,531         34,829         31,523
ING VP CROSSROADS PORTFOLIO
Value at beginning of period               $10.721        $10.735        $10.032(1)
Value at end of period                      $9.916        $10.721        $10.735
Number of accumulation units
 outstanding at end of period                2,933          3,859          3,809
ING VP GROWTH PORTFOLIO
Value at beginning of period               $13.474        $15.387        $12.980(1)
Value at end of period                      $9.773        $13.474        $15.387
Number of accumulation units
 outstanding at end of period               20,045         22,758         12,695
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period               $10.490        $11.847        $10.922(1)
Value at end of period                      $8.513        $10.490        $11.847
Number of accumulation units
 outstanding at end of period              928,095      1,009,352      1,191,861
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period               $12.585        $13.968        $12.633(1)
Value at end of period                     $10.811        $12.585        $13.968
Number of accumulation units
 outstanding at end of period              144,313        134,831        107,027
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period               $15.379        $12.896        $11.478(1)
Value at end of period                     $15.092        $15.379        $12.896
Number of accumulation units
 outstanding at end of period               15,015          7,716             60
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period               $10.898(1)     $10.150         $9.235(1)
Value at end of period                     $11.290        $10.022        $10.150
Number of accumulation units
 outstanding at end of period                3,235              0             70
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period               $11.403        $14.391        $11.236(1)
Value at end of period                      $8.632        $11.403        $14.391
Number of accumulation units
 outstanding at end of period                  723            824             59
ING VP LEGACY PORTFOLIO
Value at beginning of period               $11.175        $10.721        $10.273(1)
Value at end of period                     $10.850        $11.175        $10.721
Number of accumulation units
 outstanding at end of period               13,869         19,312         22,643
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period               $11.383        $10.760        $10.669(1)
Value at end of period                     $11.767        $11.383        $10.760
Number of accumulation units
 outstanding at end of period               38,644         48,060         67,587
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period               $12.666        $11.933         $9.996(1)
Value at end of period                     $13.100        $12.666        $11.933
Number of accumulation units
 outstanding at end of period               23,551         21,331         17,509
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                $5.857        $10.445(1)
Value at end of period                      $4.487         $5.857
Number of accumulation units
 outstanding at end of period               14,659          5,915
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period               $13.858        $12.645        $11.893(1)
Value at end of period                     $12.457        $13.858        $12.645
Number of accumulation units
 outstanding at end of period               28,687         21,968         20,593

------------------------------------------------------------------

                                           2001           2000           1999
                                           ----           ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period               $12.245        $13.820        $10.908(1)
Value at end of period                      $9.342        $12.245        $13.820
Number of accumulation units
 outstanding at end of period               10,960         12,515             48
AIM V.I. GROWTH FUND
Value at beginning of period                $9.590        $12.127        $10.242(1)
Value at end of period                      $6.305         $9.590        $12.127
Number of accumulation units
 outstanding at end of period               13,383         12,592            990
AIM V.I. CORE EQUITY FUND
Value at beginning of period               $10.004        $11.773        $10.229(1)
Value at end of period                      $7.677        $10.004        $11.773
Number of accumulation units
 outstanding at end of period               47,386         48,445            880
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                $9.814        $11.562        $10.242(1)
Value at end of period                      $8.534         $9.814        $11.562
Number of accumulation units
 outstanding at end of period                4,707          3,280            203
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period               $11.513        $11.951        $11.207(1)
Value at end of period                     $10.655        $11.513        $11.951
Number of accumulation units
 outstanding at end of period               12,083         11,184         13,438
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period               $11.360        $10.535        $10.462(1)
Value at end of period                     $10.737        $11.360        $10.535
Number of accumulation units
 outstanding at end of period               59,830         55,911         65,154
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period               $14.721        $16.628        $14.192(1)
Value at end of period                     $12.056        $14.721        $16.628
Number of accumulation units
 outstanding at end of period              133,395        151,952        129,223
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period               $10.771        $13.389        $11.159(1)
Value at end of period                      $8.444        $10.771        $13.389
Number of accumulation units
 outstanding at end of period                8,801          8,239          8,971
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period               $13.160        $14.171        $12.452(1)
Value at end of period                     $11.485        $13.160        $14.171
Number of accumulation units
 outstanding at end of period              108,307        123,644        119,841
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period               $18.429        $27.178        $19.683(1)
Value at end of period                     $11.097        $18.429        $27.178
Number of accumulation units
 outstanding at end of period              161,688        169,466        112,798
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period               $14.474        $14.886        $13.489(1)
Value at end of period                     $13.717        $14.474        $14.886
Number of accumulation units
 outstanding at end of period              154,190        153,749        104,837
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period               $11.148        $10.549        $10.380(1)
Value at end of period                     $11.944        $11.148        $10.549
Number of accumulation units
 outstanding at end of period               32,870         28,828         27,998
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period               $14.214        $16.726        $14.336(1)
Value at end of period                     $10.639        $14.214        $16.726
Number of accumulation units
 outstanding at end of period               88,297         95,335         74,827
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period               $14.031        $16.730        $12.638(1)
Value at end of period                     $10.823        $14.031        $16.730
Number of accumulation units
 outstanding at end of period              190,559        213,103        177,086
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period               $16.538        $15.823        $12.055(1)
Value at end of period                     $14.467        $16.538        $15.823
Number of accumulation units
 outstanding at end of period               11,434         13,257            371
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period               $10.793(2)     $10.172         $9.997(1)
Value at end of period                     $10.826        $10.239        $10.172
Number of accumulation units
 outstanding at end of period                  729              0          1,233
ING VP NATURAL RESOURCES TRUST
Value at beginning of period               $10.293         $8.744         $8.255(1)
Value at end of period                      $8.605        $10.293         $8.744
Number of accumulation units
 outstanding at end of period                2,563          3,526          4,257
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period               $14.799        $15.783        $12.844(1)
Value at end of period                     $11.074        $14.799        $15.783
Number of accumulation units
 outstanding at end of period               80,210         81,825         51,669
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period               $11.686        $16.499        $12.327(1)
Value at end of period                      $8.692        $11.686        $16.499
Number of accumulation units
 outstanding at end of period               91,406        101,007        103,358

------------------------------------------------------------------

                                           2001           2000           1999
                                           ----           ----           ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period               $12.387        $13.040        $11.303(1)
Value at end of period                      $9.746        $12.387        $13.040
Number of accumulation units
 outstanding at end of period               46,783         48,216         54,854
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period               $12.337        $15.427        $12.322(1)
Value at end of period                      $8.965        $12.337        $15.427
Number of accumulation units
 outstanding at end of period               51,349         56,339         60,619
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period               $13.364        $13.443        $11.814(1)
Value at end of period                     $11.933        $13.364        $13.443
Number of accumulation units
 outstanding at end of period               29,886         31,733         26,870

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during January 2001.
(2) Funds were first received in this option during March 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during July 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during November 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.65%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                0.60% TOTAL CHARGES                0.65% TOTAL CHARGES
                               ----------------------      -----------------------------------
                                 2001          2000         2001          2000          1999
                                 ----          ----         ----          ----          ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                       $10.376(1)                $10.660        $10.802       $9.484(1)
Value at end of period            $9.385                    $9.368        $10.660      $10.802
Number of accumulation
 units outstanding at end
 of period                           789                   251,064        216,680      184,741
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                       $12.058(1)                $11.881        $12.026      $11.183(1)
Value at end of period           $11.327                   $11.307        $11.881      $12.026
Number of accumulation
 units outstanding at end
 of period                       618,049                   123,203        118,492      119,529
ING VP BOND PORTFOLIO
Value at beginning
 of period                       $11.539(1)                $11.289        $10.363      $10.594(1)
Value at end of period           $12.218                   $12.196        $11.289      $10.363
Number of accumulation
 units outstanding at end
 of period                       128,150                   162,516        115,114      113,547
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                       $10.501(1)                $10.693        $10.718       $9.799(1)
Value at end of period            $9.898                    $9.880        $10.693      $10.718
Number of accumulation
 units outstanding at end
 of period                           887                    88,214         98,179       90,629
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                       $13.456      $14.825(1)   $13.439        $15.362      $12.835(2)
Value at end of period            $9.755      $13.456       $9.738        $13.439      $15.362
Number of accumulation
 units outstanding at end
 of period                         4,506            1       20,761         20,847       17,762
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                       $10.163(1)                $10.463        $11.828      $10.867(1)
Value at end of period            $8.497                    $8.482        $10.463      $11.828
Number of accumulation
 units outstanding at end
 of period                     1,639,326                   445,025        448,612      479,213
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                       $12.569      $12.787(1)   $12.553        $13.946      $12.586(1)
Value at end of period           $10.792      $12.569      $10.772        $12.553      $13.946
Number of accumulation
 units outstanding at end
 of period                        72,836            2      232,973        214,858      198,941
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                       $15.183(1)                $15.339        $12.875      $11.204(2)
Value at end of period           $15.065                   $15.038        $15.339      $12.875
Number of accumulation
 units outstanding at end
 of period                        70,046                    12,404          7,546        5,592
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                       $11.130(1)                $11.057        $10.134       $8.416(1)
Value at end of period           $11.270                   $11.249        $11.057      $10.134
Number of accumulation
 units outstanding at end
 of period                         3,181                    60,052         44,026       40,166
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                        $9.095(2)                $11.373        $14.367      $11.021(2)
Value at end of period            $8.616                    $8.601        $11.373      $14.367
Number of accumulation
 units outstanding at end
 of period                           905                     1,683          1,360          405
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                       $11.137(1)                $11.146        $10.704      $10.114(1)
Value at end of period           $10.830                   $10.811        $11.146      $10.704
Number of accumulation
 units outstanding at end
 of period                            19                    68,036         59,748       62,233
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                       $11.396(1)                $11.354        $10.742      $10.407(1)
Value at end of period           $11.745                   $11.724        $11.354      $10.742
Number of accumulation
 units outstanding at end
 of period                        37,494                   319,092        220,271      249,862
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                        12.779(1)                $12.633        $11.914       $9.740(2)
Value at end of period           $13.076                   $13.052        $12.633      $11.914
Number of accumulation
 units outstanding at end
 of period                        36,305                    14,063         14,681        8,502
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $6.538(1)
Value at end of period            $4.483
Number of accumulation
 units outstanding at end
 of period                         6,940
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                       $14.318(1)                $13.822        $12.625      $11.196(1)
Value at end of period           $12.434                   $12.412        $13.822      $12.625
Number of accumulation
 units outstanding at end
 of period                        65,724                    93,825         68,866       69,481

------------------------------------------------------------------

                                0.60% TOTAL CHARGES                0.65% TOTAL CHARGES
                               ----------------------      -----------------------------------
                                 2001          2000         2001          2000          1999
                                 ----          ----         ----          ----          ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                       $12.235      $13.036(2)   $12.224        $14.959(1)
Value at end of period            $9.330      $12.235       $9.317        $12.224
Number of accumulation
 units outstanding at end
 of period                         5,426           32        3,349          1,699
AIM V.I. GROWTH FUND
Value at beginning
 of period                        $9.160(1)                 $9.574        $12.119      $10.100(2)
Value at end of period            $6.297                    $6.288         $9.574      $12.119
Number of accumulation
 units outstanding at end
 of period                         4,758                     4,471          3,182        1,728
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                        $9.996      $10.403(2)    $9.987        $11.764      $10.785(3)
Value at end of period            $7.667       $9.996       $7.657         $9.987      $11.764
Number of accumulation
 units outstanding at end
 of period                        38,497           84        2,707          1,781           17
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                        $9.806       $9.839(2)    $9.798        $11.554      $10.194(2)
Value at end of period            $8.523       $9.806       $8.511         $9.798      $11.554
Number of accumulation
 units outstanding at end
 of period                         3,593            5        3,470          2,325          733
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                       $11.035(3)                $11.483        $11.932      $11.067(2)
Value at end of period           $10.636                   $10.617        $11.483      $11.932
Number of accumulation
 units outstanding at end
 of period                         8,855                     4,910          4,099        3,322
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                       $11.454(1)                $11.330        $10.518      $10.691(1)
Value at end of period           $10.718                   $10.698        $11.330      $10.518
Number of accumulation
 units outstanding at end
 of period                       292,699                   126,487        107,997      123,332
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning
 of period                       $14.702      $15.283(2)   $14.683        $16.601      $13.816(1)
Value at end of period           $12.034      $14.702      $12.012        $14.683      $16.601
Number of accumulation
 units outstanding at end
 of period                       344,985           11      331,028        331,653      309,124
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning
 of period                       $10.096(1)                $10.743        $13.367      $10.023(1)
Value at end of period            $8.429                    $8.414        $10.743      $13.367
Number of accumulation
 units outstanding at end
 of period                        10,450                    23,263         17,889       15,589
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                       $12.621(1)                $13.126        $14.148      $12.698(1)
Value at end of period           $11.465                   $11.444        $13.126      $14.148
Number of accumulation
 units outstanding at end
 of period                       266,409                   275,047        277,303      276,641
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                       $18.405      $19.660(2)   $18.381        $27.135      $15.589(1)
Value at end of period           $11.077      $18.405      $11.057        $18.381      $27.135
Number of accumulation
 units outstanding at end
 of period                       446,282            6      259,793        259,475      216,673
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                       $14.455      $14.284(2)   $14.436        $14.862      $13.502(1)
Value at end of period           $13.692      $14.455      $13.668        $14.436      $14.862
Number of accumulation
 units outstanding at end
 of period                       289,819           55      278,332        265,161      251,840
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                       $11.340(1)                $11.119        $10.532      $10.622(1)
Value at end of period           $11.922                   $11.901        $11.119      $10.532
Number of accumulation
 units outstanding at end
 of period                        55,975                   119,542         85,714       88,620
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                       $15.428(4)                $14.177        $16.699      $14.246(2)
Value at end of period           $10.620                   $10.601        $14.177      $16.699
Number of accumulation
 units outstanding at end
 of period                       260,338                    51,356         44,540       29,859
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                       $14.013      $14.508(2)   $13.994        $16.703      $11.492(1)
Value at end of period           $10.803      $14.013      $10.784        $13.994      $16.703
Number of accumulation
 units outstanding at end
 of period                       697,544           20      272,886        266,228      237,116
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                       $16.648(1)                $16.495        $15.798      $11.782(2)
Value at end of period           $14.441                   $14.414        $16.495      $15.798
Number of accumulation
 units outstanding at end
 of period                        71,247                     7,459          5,368          137
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                       $10.611(5)                $10.356        $10.155       $9.942(2)
Value at end of period           $10.806                   $10.787        $10.356      $10.155
Number of accumulation
 units outstanding at end
 of period                         1,420                     4,592          4,046           64
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                        $8.529(3)                $10.266         $8.729       $8.125(2)
Value at end of period            $8.590                    $8.574        $10.266       $8.729
Number of accumulation
 units outstanding at end
 of period                         8,578                     1,128          1,116        2,246
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                       $14.780      $15.104(2)   $14.761        $15.758      $12.653(2)
Value at end of period           $11.054      $14.780      $11.034        $14.761      $15.758
Number of accumulation
 units outstanding at end
 of period                        82,017           18       22,070         19,493       14,720
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                       $12.821(1)                $11.655        $16.472      $10.880(1)
Value at end of period            $8.676                    $8.660        $11.655      $16.472
Number of accumulation
 units outstanding at end
 of period                       354,090                   110,098        116,509      109,678

------------------------------------------------------------------

                                0.60% TOTAL CHARGES                0.65% TOTAL CHARGES
                               ----------------------      -----------------------------------
                                 2001          2000         2001          2000          1999
                                 ----          ----         ----          ----          ----
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                       $12.638(1)                $12.355        $13.019      $11.075(1)
Value at end of period            $9.729                    $9.711        $12.355      $13.019
Number of accumulation
 units outstanding at end
 of period                       123,118                   100,082         96,006       89,183
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                       $11.980(1)                $12.305        $15.403      $10.375(1)
Value at end of period            $8.949                    $8.933        $12.305      $15.403
Number of accumulation
 units outstanding at end
 of period                       119,266                    25,877         27,469       24,792
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                       $13.566(1)                $13.329        $13.421      $11.742(2)
Value at end of period           $11.911                   $11.890        $13.329      $13.421
Number of accumulation
 units outstanding at end
 of period                       151,126                    16,816         14,592       17,657

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001 (0.60% TOTAL CHARGES):
(1)  Funds were first received in this option during February 2001.
(2)  Funds were first received in this option during August 2001.
(3)  Funds were first received in this option during July 2001.
(4)  Funds were first received in this option during January 2001.
(5) Funds were first received in this option during March 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000 (0.60% TOTAL CHARGES):
(1)  Funds were first received in this option during December 2000.
(2) Funds were first received in this option during November 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.65% TOTAL CHARGES):
(1) Funds were first received in this option during February 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.65% TOTAL CHARGES):
(1)  Funds were first received in this option during April 1999.
(2)  Funds were first received in this option during October 1999.
(3)  Funds were first received in this option during November 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% AND 0.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                      0.70% TOTAL CHARGES                            0.75% TOTAL CHARGES
                               ---------------------------------      --------------------------------------------------
                                2001         2000         1999          2001           2000          1999         1998
                                ----         ----         ----          ----           ----          ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                     $10.646      $10.793      $10.056(1)     $10.633        $10.784       $9.502       $9.913(1)
Value at end of period          $9.352      $10.646      $10.793         $9.335        $10.633      $10.784       $9.502
Number of accumulation
 units outstanding at end
 of period                      28,974       25,012        7,803        214,583        236,648       52,442       43,142
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                     $11.865      $12.016      $11.192(1)     $11.850        $12.006      $10.648      $10.002(1)
Value at end of period         $11.286      $11.865      $12.016        $11.266        $11.850      $12.006      $10.648
Number of accumulation
 units outstanding at end
 of period                     224,542      141,384       96,082        553,197        574,782      194,625      183,347
ING VP BOND PORTFOLIO
Value at beginning
 of period                     $11.274      $10.355      $10.447(1)     $11.259        $10.346      $10.502      $10.058(1)
Value at end of period         $12.174      $11.274      $10.355        $12.152        $11.259      $10.346      $10.502
Number of accumulation
 units outstanding at end
 of period                     140,186      107,055       36,755        279,302        213,637       51,554       51,916
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                     $10.679      $10.709      $10.178(1)     $10.665        $10.701       $9.782       $9.936(1)
Value at end of period          $9.862      $10.679      $10.709         $9.845        $10.665      $10.701       $9.782
Number of accumulation
 units outstanding at end
 of period                      56,179       13,626        2,882        220,372        214,545       67,538       62,144
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                     $13.421      $15.350      $12.378(1)     $13.404        $15.338      $11.449       $9.925(1)
Value at end of period          $9.720      $13.421      $15.350         $9.703        $13.404      $15.338      $11.449
Number of accumulation
 units outstanding at end
 of period                     164,211      160,372        9,291        227,866        278,123       28,754       18,200
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                     $10.450      $11.819      $10.936(1)     $10.436        $11.809      $10.133       $9.935(1)
Value at end of period          $8.467      $10.450      $11.819         $8.451        $10.436      $11.809      $10.133
Number of accumulation
 units outstanding at end
 of period                     962,324      525,995      296,167      3,065,150      3,953,354      806,180      773,713
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                     $12.536      $13.935      $12.362(1)     $12.520        $13.923      $11.286      $10.015(1)
Value at end of period         $10.753      $12.536      $13.935        $10.733        $12.520      $13.923      $11.286
Number of accumulation
 units outstanding at end
 of period                     199,252       94,620       34,700        606,972        555,824       81,578       48,831
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                     $15.319      $12.864      $11.323(1)     $15.299        $12.854      $11.183       $9.822(1)
Value at end of period         $15.011      $15.319      $12.864        $14.984        $15.299      $12.854      $11.183
Number of accumulation
 units outstanding at end
 of period                      46,085       15,601          285         73,913         32,312        3,959        1,623
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                     $11.042      $10.126       $8.998(2)     $11.028        $10.117       $9.201       $9.642(1)
Value at end of period         $11.229      $11.042      $10.126        $11.209        $11.028      $10.117       $9.201
Number of accumulation
 units outstanding at end
 of period                      20,121        2,159           42         16,255         15,934        2,982        1,481
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                     $11.358      $14.356      $10.927(3)     $11.344        $14.344       $9.550       $9.600(2)
Value at end of period          $8.585      $11.358      $14.356         $8.570        $11.344      $14.344       $9.550
Number of accumulation
 units outstanding at end
 of period                      40,837       36,880           14          7,954          6,183          134            7
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                     $11.132      $10.695      $10.364(1)     $11.117        $10.686      $10.054       $9.977(1)
Value at end of period         $10.791      $11.132      $10.695        $10.772        $11.117      $10.686      $10.054
Number of accumulation
 units outstanding at end
 of period                      35,172        6,672          834         66,844         69,003       19,174       21,150
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                     $11.339      $10.734      $10.434(1)     $11.324        $10.725      $10.283      $10.022(1)
Value at end of period         $11.703      $11.339      $10.734        $11.682        $11.324      $10.725      $10.283
Number of accumulation
 units outstanding at end
 of period                     291,538      135,517       38,319        354,705        300,529       23,586       26,810
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                     $12.616      $11.904       $9.503(1)     $12.600        $11.895       $9.159       $9.812(1)
Value at end of period         $13.029      $12.616      $11.904        $13.005        $12.600      $11.895       $9.159
Number of accumulation
 units outstanding at end
 of period                      40,459       24,606        3,486        216,922        144,229       15,498       13,043
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.851       $8.273(1)                   $5.849         $8.851(1)
Value at end of period          $4.476       $5.851                      $4.472         $5.849
Number of accumulation
 units outstanding at end
 of period                      33,874       15,827                      85,593         89,724
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                     $13.804      $12.615      $11.759(1)     $13.786        $12.604      $10.620       $9.921(1)
Value at end of period         $12.389      $13.804      $12.615        $12.367        $13.786      $12.604      $10.620
Number of accumulation
 units outstanding at end
 of period                     182,614      163,513        2,839        254,223         85,133       16,091       14,488

------------------------------------------------------------------

                                      0.70% TOTAL CHARGES                            0.75% TOTAL CHARGES
                               ---------------------------------      --------------------------------------------------
                                2001         2000         1999          2001           2000          1999         1998
                                ----         ----         ----          ----           ----          ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                     $12.214      $13.805      $10.189(2)     $12.204        $13.801       $9.957(1)
Value at end of period          $9.305      $12.214      $13.805         $9.292        $12.204      $13.801
Number of accumulation
 units outstanding at end
 of period                      22,118       20,534           82         23,785         27,143           49
AIM V.I. GROWTH FUND
Value at beginning
 of period                      $9.566      $12.115      $11.387(4)      $9.558        $12.111       $9.867(2)
Value at end of period          $6.280       $9.566      $12.115         $6.272         $9.558      $12.111
Number of accumulation
 units outstanding at end
 of period                      19,067        4,289           54         26,166         40,078           98
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                      $9.979      $11.760       $9.404(2)      $9.970        $11.756       $9.275(3)
Value at end of period          $7.646       $9.979      $11.760         $7.636         $9.970      $11.756
Number of accumulation
 units outstanding at end
 of period                      37,707       13,862           41        106,589        119,758        2,338
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                      $9.790      $11.550       $9.661(2)      $9.781        $11.546       $9.815(1)
Value at end of period          $8.500       $9.790      $11.550         $8.488         $9.781      $11.546
Number of accumulation
 units outstanding at end
 of period                     111,847       90,764           80         36,170         44,778        1,011
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                     $11.468      $11.922      $11.025(1)     $11.453        $11.912      $10.694      $10.081(1)
Value at end of period         $10.598      $11.468      $11.922        $10.579        $11.453      $11.912      $10.694
Number of accumulation
 units outstanding at end
 of period                      31,092       21,801        3,736         74,558         64,676        9,602        9,543
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                     $11.315      $10.509      $11.230(1)     $11.300        $10.501       $9.950       $9.914(1)
Value at end of period         $10.679      $11.315      $10.509        $10.660        $11.300      $10.501       $9.950
Number of accumulation
 units outstanding at end
 of period                     170,131       51,473        8,104        262,004        227,967       73,216       67,227
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning
 of period                     $14.664      $16.588      $13.474(1)     $14.645        $16.574      $12.150       $9.956(1)
Value at end of period         $11.991      $14.664      $16.588        $11.969        $14.645      $16.574      $12.150
Number of accumulation
 units outstanding at end
 of period                     230,639      117,753       37,940        581,233        581,764      110,673       63,727
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning
 of period                     $10.729      $13.356      $10.077(1)     $10.715        $13.346       $9.427       $9.912(1)
Value at end of period          $8.399      $10.729      $13.356         $8.384        $10.715      $13.346       $9.427
Number of accumulation
 units outstanding at end
 of period                      19,219       12,204          396         17,807         20,801        6,009        4,502
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                     $13.109      $14.137      $12.471(1)     $13.092        $14.126      $11.454       $9.912(1)
Value at end of period         $11.423      $13.109      $14.137        $11.403        $13.092      $14.126      $11.454
Number of accumulation
 units outstanding at end
 of period                     168,313       89,345       19,120        497,660        568,291       96,687       78,075
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                     $18.357      $27.113      $15.319(1)     $18.333        $27.091      $12.109       $9.887(1)
Value at end of period         $11.037      $18.357      $27.113        $11.017        $18.333      $27.091      $12.109
Number of accumulation
 units outstanding at end
 of period                     329,052      212,480       49,337        710,208        769,625      181,271      117,103
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                     $14.418      $14.850      $13.144(1)     $14.399        $14.838      $11.794       $9.856(1)
Value at end of period         $13.643      $14.418      $14.850        $13.618        $14.399      $14.838      $11.794
Number of accumulation
 units outstanding at end
 of period                     160,844       66,358        7,041        498,520        414,075       69,363       26,592
JANUS ASPEN FLEXIBLE
INCOME
PORTFOLIO
Value at beginning
 of period                     $11.104      $10.523      $10.473(1)     $11.090        $10.515      $10.427      $10.062(1)
Value at end of period         $11.879      $11.104      $10.523        $11.858        $11.090      $10.515      $10.427
Number of accumulation
 units outstanding at end
 of period                     125,912       99,635        2,088         47,112         21,442        6,855        6,947
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                     $14.159      $16.686      $13.194(1)     $14.140        $16.673      $11.666       $9.810(1)
Value at end of period         $10.582      $14.159      $16.686        $10.563        $14.140      $16.673      $11.666
Number of accumulation
 units outstanding at end
 of period                     327,186      276,665       26,860        382,926        466,386       73,998       41,104
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                     $13.976      $16.689      $11.151(1)     $13.958        $16.676      $10.217       $9.953(1)
Value at end of period         $10.764      $13.976      $16.689        $10.745        $13.958      $16.676      $10.217
Number of accumulation
 units outstanding at end
 of period                     454,510      281,892       31,925      1,176,543      1,451,474      211,807      167,606
OPPENHEIMER GLOBAL
SECURITIES
FUND/VA
Value at beginning
 of period                     $16.473      $15.785      $14.516(4)     $16.452        $15.772      $10.027       $9.713(1)
Value at end of period         $14.388      $16.473      $15.785        $14.362        $16.452      $15.772      $10.027
Number of accumulation
 units outstanding at end
 of period                      41,410       13,835           58        176,662         46,116        2,178          535
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                     $10.342       $9.988(1)                  $10.329        $10.139       $9.935      $10.029(3)
Value at end of period         $10.767      $10.342                     $10.748        $10.329      $10.139       $9.935
Number of accumulation
 units outstanding at end
 of period                       4,338          331                      15,583          6,680        1,052          925
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                     $10.253       $8.722       $9.037(1)     $10.240         $8.715       $7.696       $9.791(1)
Value at end of period          $8.559      $10.253       $8.722         $8.544        $10.240       $8.715       $7.696
Number of accumulation
 units outstanding at end
 of period                      10,939        6,480        2,018         17,620         22,901       10,960       13,175
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                                                                  $9.564(1)
Value at end of period                                                   $9.564
Number of accumulation
 units outstanding at end
 of period                                                                   42

------------------------------------------------------------------

                                      0.70% TOTAL CHARGES                            0.75% TOTAL CHARGES
                               ---------------------------------      --------------------------------------------------
                                2001         2000         1999          2001           2000          1999         1998
                                ----         ----         ----          ----           ----          ----         ----
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                     $14.741      $15.745      $11.997(1)     $14.722        $15.732      $10.653       $9.963(1)
Value at end of period         $11.014      $14.741      $15.745        $10.995        $14.722      $15.732      $10.653
Number of accumulation
 units outstanding at end
 of period                     149,887       88,158        4,667        183,731        188,558       57,584       49,316
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                     $11.640      $16.459      $11.165(1)     $11.625        $16.446      $10.982       $9.828(1)
Value at end of period          $8.645      $11.640      $16.459         $8.629        $11.625      $16.446      $10.982
Number of accumulation
 units outstanding at end
 of period                     189,892      125,768       32,821        646,311        709,695      161,338      139,547
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                     $12.339      $13.008      $11.020(1)     $12.323        $12.998      $10.558       $9.917(1)
Value at end of period          $9.694      $12.339      $13.008         $9.676        $12.323      $12.998      $10.558
Number of accumulation
 units outstanding at end
 of period                      89,232       60,144       22,796        179,677        205,082       52,317       46,475
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                     $12.289      $15.390      $10.603(1)     $12.273        $15.378       $9.781      $10.009(1)
Value at end of period          $8.916      $12.289      $15.390         $8.900        $12.273      $15.378       $9.781
Number of accumulation
 units outstanding at end
 of period                      77,879       51,249       12,199        207,065        246,962       37,463       34,688
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                     $13.312      $13.410      $11.790(1)     $13.295        $13.399      $11.036       $9.961(1)
Value at end of period         $11.868      $13.312      $13.410        $11.847        $13.295      $13.399      $11.036
Number of accumulation
 units outstanding at end
 of period                     130,866       74,711       17,647        337,910        357,441       52,086       42,865

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.70% TOTAL CHARGES):
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.70% TOTAL CHARGES):
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during September 1999.
(3)  Funds were first received in this option during October 1999.
(4) Funds were first received in this option during December 1999. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001 (0.75% TOTAL CHARGES):
(1) Funds were first received in this option during December 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.75% TOTAL CHARGES):
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.75% TOTAL CHARGES):
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during August 1999.
(3) Funds were first received in this option during June 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.75% TOTAL CHARGES):
(1)  Funds were first received in this option during June 1998.
(2)  Funds were first received in this option during August 1998.
(3)  Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% AND 0.85%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  0.80% TOTAL CHARGES
                               ----------------------------------------------------------
                                  2001            2000            1999            1998
                                  ----            ----            ----            ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                        $11.292         $11.458         $10.101         $10.604(1)
Value at end of period             $9.908         $11.292         $11.458         $10.101
Number of accumulation
 units outstanding at end
 of period                        239,231         204,194         169,078         255,775
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                        $12.628         $12.801         $11.358         $10.646(1)
Value at end of period            $11.999         $12.628         $12.801         $11.358
Number of accumulation
 units outstanding at end
 of period                      3,038,118       3,302,106       3,380,638       3,962,527
ING VP BOND PORTFOLIO
Value at beginning
 of period                        $11.406         $10.487         $10.650         $10.157(1)
Value at end of period            $12.304         $11.406         $10.487         $10.650
Number of accumulation
 units outstanding at end
 of period                      1,192,571         670,970         617,714         771,660
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                        $11.232         $11.275         $10.312         $10.524(1)
Value at end of period            $10.363         $11.232         $11.275         $10.312
Number of accumulation
 units outstanding at end
 of period                        158,589         134,664          93,911         213,970
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                        $15.239         $17.447         $13.030         $11.326(1)
Value at end of period            $11.026         $15.239         $17.447         $13.030
Number of accumulation
 units outstanding at end
 of period                      1,211,713       1,159,343         728,964         303,987
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                        $11.429         $12.939         $11.108         $10.925(1)
Value at end of period             $9.251         $11.429         $12.939         $11.108
Number of accumulation
 units outstanding at end
 of period                     11,126,933      11,724,441      13,348,490      15,809,881
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                        $13.950         $15.521         $12.587         $11.117(1)
Value at end of period            $11.953         $13.950         $15.521         $12.587
Number of accumulation
 units outstanding at end
 of period                      2,847,404       2,757,220       2,792,639       1,974,900
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                        $14.930         $12.551         $10.925          $9.576(2)
Value at end of period            $14.615         $14.930         $12.551         $10.925
Number of accumulation
 units outstanding at end
 of period                        457,672         148,981          50,227          80,312
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                        $10.588          $9.718          $8.843          $9.269(2)
Value at end of period            $10.756         $10.588          $9.718          $8.843
Number of accumulation
 units outstanding at end
 of period                        110,246          61,435          50,270          90,819
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                        $11.623         $14.705          $9.795         $10.043(2)
Value at end of period             $8.777         $11.623         $14.705          $9.795
Number of accumulation
 units outstanding at end
 of period                         64,928          51,129          43,135          45,801

                                            0.85% TOTAL CHARGES
                           ------------------------------------------------------
                             2001           2000           1999           1998
                             ----           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                   $15.761        $16.002        $14.113        $13.699(1)
Value at end of period       $13.823        $15.761        $16.002        $14.113
Number of accumulation
 units outstanding at end
 of period                   146,446        120,341        150,454         70,991
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                   $17.060        $17.303        $15.360        $13.327(1)
Value at end of period       $16.203        $17.060        $17.303        $15.360
Number of accumulation
 units outstanding at end
 of period                 1,663,297      1,637,556      1,479,143      1,379,122
ING VP BOND PORTFOLIO
Value at beginning
 of period                   $12.949        $11.911        $12.102        $11.381(1)
Value at end of period       $13.961        $12.949        $11.911        $12.102
Number of accumulation
 units outstanding at end
 of period                   904,310        661,112        637,752        654,765
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                   $14.857        $14.921        $13.654        $13.063(1)
Value at end of period       $13.700        $14.857        $14.921        $13.654
Number of accumulation
 units outstanding at end
 of period                    97,325         65,823        121,322        102,916
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                   $21.073        $24.137        $18.036        $13.357(1)
Value at end of period       $15.239        $21.073        $24.137        $18.036
Number of accumulation
 units outstanding at end
 of period                   150,713         88,456         65,690         24,240
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                   $17.246        $19.535        $16.779        $14.694(1)
Value at end of period       $13.953        $17.246        $19.535        $16.779
Number of accumulation
 units outstanding at end
 of period                 5,556,404      4,996,223      5,572,187      5,795,667
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                   $20.975        $23.350        $18.945        $14.692(1)
Value at end of period       $17.964        $20.975        $23.350        $18.945
Number of accumulation
 units outstanding at end
 of period                   743,885        625,951        611,611        459,428
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                   $14.910        $12.540        $10.921         $9.028(2)
Value at end of period       $14.588        $14.910        $12.540        $10.921
Number of accumulation
 units outstanding at end
 of period                   145,443         52,574         16,931          5,681
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                   $10.574         $9.710         $8.840         $8.464(2)
Value at end of period       $10.736        $10.574         $9.710         $8.840
Number of accumulation
 units outstanding at end
 of period                    48,920         20,025         20,739          6,564
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                   $11.608        $14.693         $9.792         $9.580(2)
Value at end of period        $8.760        $11.608        $14.693         $9.792
Number of accumulation
 units outstanding at end
 of period                    36,689         21,475         12,523          8,719

------------------------------------------------------------------

                                                  0.80% TOTAL CHARGES
                               ----------------------------------------------------------
                                  2001            2000            1999            1998
                                  ----            ----            ----            ----
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                        $11.514         $11.073         $10.423         $10.359(1)
Value at end of period            $11.151         $11.514         $11.073         $10.423
Number of accumulation
 units outstanding at end
 of period                        117,599         137,811         232,707         418,989
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                        $11.456         $10.855         $10.414         $10.136(1)
Value at end of period            $11.812         $11.456         $10.855         $10.414
Number of accumulation
 units outstanding at end
 of period                      1,739,522       1,463,947       1,891,667       1,574,454
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                        $13.419         $12.675          $9.764         $10.578(1)
Value at end of period            $13.844         $13.419         $12.675          $9.764
Number of accumulation
 units outstanding at end
 of period                      2,121,733       1,784,687       1,290,260       1,165,745
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                            $5.847          $9.996(1)
Value at end of period             $4.468          $5.847
Number of accumulation
 units outstanding at end
 of period                        882,962         433,323
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                        $15.163         $13.870         $11.692         $10.972(1)
Value at end of period            $13.595         $15.163         $13.870         $11.692
Number of accumulation
 units outstanding at end
 of period                      1,164,757         468,299         356,705         350,826
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                        $12.193         $13.796         $10.166(1)
Value at end of period             $9.280         $12.193         $13.796
Number of accumulation
 units outstanding at end
 of period                        141,985         122,506          21,991
AIM V.I. GROWTH FUND
Value at beginning
 of period                         $9.550         $12.106         $10.306(2)
Value at end of period             $6.263          $9.550         $12.106
Number of accumulation
 units outstanding at end
 of period                        289,853         254,282          51,298
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                         $9.962         $11.752          $9.280(1)
Value at end of period             $7.626          $9.962         $11.752
Number of accumulation
 units outstanding at end
 of period                        517,889         436,299          81,160
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                         $9.773         $11.542          $9.762(3)
Value at end of period             $8.477          $9.773         $11.542
Number of accumulation
 units outstanding at end
 of period                        367,238         379,305         166,176
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                        $12.041         $12.530         $11.254         $10.492(1)
Value at end of period            $11.116         $12.041         $12.530         $11.254
Number of accumulation
 units outstanding at end
 of period                        193,795         147,701          73,943          91,333
FIDELITY-REGISTERED
TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning
 of period                        $12.310         $11.445         $10.850         $10.873(1)
Value at end of period            $11.606         $12.310         $11.445         $10.850
Number of accumulation
 units outstanding at end
 of period                        875,116         710,549         833,428         846,660
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning
 of period                        $16.023         $18.143         $13.307         $10.887(1)
Value at end of period            $13.089         $16.023         $18.143         $13.307
Number of accumulation
 units outstanding at end
 of period                      2,269,303       2,257,499       1,602,406         981,477

                                            0.85% TOTAL CHARGES
                           ------------------------------------------------------
                             2001           2000           1999           1998
                             ----           ----           ----           ----
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                   $14.497        $13.950        $13.136        $12.497(1)
Value at end of period       $14.033        $14.497        $13.950        $13.136
Number of accumulation
 units outstanding at end
 of period                    71,454         44,708         83,670         61,043
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                   $12.360        $11.717        $11.246        $10.799(1)
Value at end of period       $12.737        $12.360        $11.717        $11.246
Number of accumulation
 units outstanding at end
 of period                   515,677        371,039        472,335        396,669
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                   $18.847        $17.810        $13.728        $13.558(1)
Value at end of period       $19.434        $18.847        $17.810        $13.728
Number of accumulation
 units outstanding at end
 of period                   131,465         86,790         36,864         25,298
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                       $5.845         $9.996(1)
Value at end of period        $4.464         $5.845
Number of accumulation
 units outstanding at end
 of period                   126,835         67,524
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                   $20.911        $19,138        $16.141        $13.404(1)
Value at end of period       $18.740        $20.911        $19.138        $16.141
Number of accumulation
 units outstanding at end
 of period                   100,115         35,815         19,877         15,014
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning
 of period                   $12.183        $13.791        $10.489(1)
Value at end of period        $9.267        $12.183        $13.791
Number of accumulation
 units outstanding at end
 of period                    76,051         36,971          2,863
AIM V.I. GROWTH FUND
Value at beginning
 of period                    $9.542        $12.102        $10.118(1)
Value at end of period        $6.255         $9.542        $12.102
Number of accumulation
 units outstanding at end
 of period                    98,665         49,756         14,758
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                    $9.954        $11.748         $9.575(1)
Value at end of period        $7.615         $9.954        $11.748
Number of accumulation
 units outstanding at end
 of period                   153,708         79,364         19,774
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                    $9.765        $11.538        $10.458(2)
Value at end of period        $8.465         $9.765        $11.538
Number of accumulation
 units outstanding at end
 of period                    53,598         33,891         10,688
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                   $16.038        $16.697        $15.005        $13.124(1)
Value at end of period       $14.798        $16.038        $16.697        $15.005
Number of accumulation
 units outstanding at end
 of period                   209,909        203,730        200,068        132,605
FIDELITY-REGISTERED
TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning
 of period                   $17.252        $16.047        $15.220        $13.708(1)
Value at end of period       $16.257        $17.252        $16.047        $15.220
Number of accumulation
 units outstanding at end
 of period                   409,548        286,747        303,704        306,099
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning
 of period                   $21.120        $23.927        $17.558        $12.857(1)
Value at end of period       $17.245        $21.120        $23.927        $17.558
Number of accumulation
 units outstanding at end
 of period                   792,594        596,022        520,647        399,820

------------------------------------------------------------------

                                                  0.80% TOTAL CHARGES
                               ----------------------------------------------------------
                                  2001            2000            1999            1998
                                  ----            ----            ----            ----
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning
 of period                        $11.957         $14.900         $10.530         $11.184(1)
Value at end of period             $9.350         $11.957         $14.900         $10.530
Number of accumulation
 units outstanding at end
 of period                         51,088          42,156          53,817          47,503
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                        $14.375         $15.518         $12.589         $10.937(1)
Value at end of period            $12.514         $14.375         $15.518         $12.589
Number of accumulation
 units outstanding at end
 of period                      1,442,524       1,662,214       1,895,670       2,102,805
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                        $19.747         $29.195         $13.056         $10.647(1)
Value at end of period            $11.861         $19.747         $29.195         $13.056
Number of accumulation
 units outstanding at end
 of period                      3,594,801       3,760,656       2,728,718       1,605,726
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                        $15.540         $16.022         $12.741         $10.741(1)
Value at end of period            $14.690         $15.540         $16.022         $12.741
Number of accumulation
 units outstanding at end
 of period                      1,370,458       1,015,207         815,864         425,125
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                        $11.308         $10.727         $10.643         $10.210(1)
Value at end of period            $12.085         $11.308         $10.727         $10.643
Number of accumulation
 units outstanding at end
 of period                        362,171         289,585         300,761         367,677
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                        $15.543         $18.335         $12.836         $10.918(1)
Value at end of period            $11.604         $15.543         $18.335         $12.836
Number of accumulation
 units outstanding at end
 of period                      1,806,995       1,984,176       1,206,255         434,913
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                        $16.390         $19.592         $12.009         $11.798(1)
Value at end of period            $12.611         $16.390         $19.592         $12.009
Number of accumulation
 units outstanding at end
 of period                      4,694,956       5,857,226       4,837,241       4,480,348
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                        $16.473         $15.800         $10.050         $10.001(3)
Value at end of period            $14.374         $16.473         $15.800         $10.050
Number of accumulation
 units outstanding at end
 of period                        690,024         182,219           8,820           2,686
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                        $10.309         $10.125          $9.926         $10.025(2)
Value at end of period            $10.722         $10.309         $10.125          $9.926
Number of accumulation
 units outstanding at end
 of period                         26,225           7,602           4,198          18,786
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                        $11.184          $9.524          $8.415         $10.922(1)
Value at end of period             $9.327         $11.184          $9.524          $8.415
Number of accumulation
 units outstanding at end
 of period                         96,811         107,964          92,365         140,250
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                        $16.643         $17.793         $12.055         $11.274(1)
Value at end of period            $12.423         $16.643         $17.793         $12.055
Number of accumulation
 units outstanding at end
 of period                        821,647         642,991         343,239         376,471
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                        $12.527         $17.731         $11.846         $10.687(1)
Value at end of period             $9.294         $12.527         $17.731         $11.846
Number of accumulation
 units outstanding at end
 of period                      2,738,168       3,144,386       2,991,235       3,491,454

                                            0.85% TOTAL CHARGES
                           ------------------------------------------------------
                             2001           2000           1999           1998
                             ----           ----           ----           ----
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning
 of period                   $14.968        $18.661        $13.195        $12.182(1)
Value at end of period       $11.699        $14.968        $18.661        $13.195
Number of accumulation
 units outstanding at end
 of period                    38,755         25,576         20,580         13,937
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                   $20.359        $21.988        $17.847        $13.824(1)
Value at end of period       $17.714        $20.359        $21.988        $17.847
Number of accumulation
 units outstanding at end
 of period                   318,516        243,716        303,914        217,720
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                   $21.383        $31.629        $14.152        $10.427(1)
Value at end of period       $12.837        $21.383        $31.629        $14.152
Number of accumulation
 units outstanding at end
 of period                 1,011,775        758,937        608,435        320,159
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                   $21.825        $22.513        $17.912        $13.744(1)
Value at end of period       $20.621        $21.825        $22.513        $17.912
Number of accumulation
 units outstanding at end
 of period                   238,039        157,519        141,750         47,668
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                   $13.881        $13.175        $13.078        $12.306(1)
Value at end of period       $14.828        $13.881        $13.175        $13.078
Number of accumulation
 units outstanding at end
 of period                   105,379         53,425         35,683         25,566
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                   $21.581        $25.471        $17.841        $13.512(1)
Value at end of period       $16.104        $21.581        $25.471        $17.841
Number of accumulation
 units outstanding at end
 of period                   635,214        569,519        538,138        446,603
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                   $24.018        $28.723        $17.615        $14.300(1)
Value at end of period       $18.471        $24.018        $28.723        $17.615
Number of accumulation
 units outstanding at end
 of period                   972,147        836,805        864,936        710,851
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning
 of period                   $16.451        $15.787        $10.046         $9.275(2)
Value at end of period       $14.347        $16.451        $15.787        $10.046
Number of accumulation
 units outstanding at end
 of period                   107,764         43,641         10,762          7,592
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                   $10.295        $10.116         $9.922         $9.935(2)
Value at end of period       $10.702        $10.295        $10.116         $9.922
Number of accumulation
 units outstanding at end
 of period                    12,571          7,153          5,761          2,776
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                   $12.806        $10.911         $9.645        $11.047(1)
Value at end of period       $10.674        $12.806        $10.911         $9.645
Number of accumulation
 units outstanding at end
 of period                    24,510         23,332         28,939         14,190
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                   $21.662        $23.171        $15.706        $12.661(1)
Value at end of period       $16.161        $21.662        $23.171        $15.706
Number of accumulation
 units outstanding at end
 of period                   452,342        432,871        399,213        382,755
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                   $13.523        $19.150        $12.800        $10.399(1)
Value at end of period       $10.028        $13.523        $19.150        $12.800
Number of accumulation
 units outstanding at end
 of period                   914,949        838,568        822,854        706,142

------------------------------------------------------------------

                                                  0.80% TOTAL CHARGES
                               ----------------------------------------------------------
                                  2001            2000            1999            1998
                                  ----            ----            ----            ----
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                        $13.621         $14.375         $11.682         $11.019(1)
Value at end of period            $10.690         $13.621         $14.375         $11.682
Number of accumulation
 units outstanding at end
 of period                        562,829         575,028         541,625         750,388
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                        $13.840         $17.351         $11.041         $11.338(1)
Value at end of period            $10.032         $13.840         $17.351         $11.041
Number of accumulation
 units outstanding at end
 of period                        724,610         817,107         721,190         850,743
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                        $14.625         $14.748         $12.153         $10.967(1)
Value at end of period            $13.026         $14.625         $14.748         $12.153
Number of accumulation
 units outstanding at end
 of period                        927,451         909,338         869,106       1,058,534

                                            0.85% TOTAL CHARGES
                           ------------------------------------------------------
                             2001           2000           1999           1998
                             ----           ----           ----           ----
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                   $12.418        $13.112        $10.661         $8.861(1)
Value at end of period        $9.741        $12.418        $13.112        $10.661
Number of accumulation
 units outstanding at end
 of period                   665,571        630,101        681,109        616,205
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                   $17.066        $21.405        $13.628        $11.868(1)
Value at end of period       $12.364        $17.066        $21.405        $13.628
Number of accumulation
 units outstanding at end
 of period                   455,677        455,540        471,226        434,054
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                   $20.313        $20.493        $16.895        $13.562(1)
Value at end of period       $18.082        $20.313        $20.493        $16.895
Number of accumulation
 units outstanding at end
 of period                   204,548        158,447        195,928        129,123

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.80% TOTAL CHARGES):
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.80% TOTAL CHARGES):
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during July 1999.
(3) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.80% TOTAL CHARGES):
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
(3) Funds were first received in this option during July 1998. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.85% TOTAL CHARGES):
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.85% TOTAL CHARGES):
(1)  Funds were first received in this option during June 1999.
(2) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.85% TOTAL CHARGES):
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during August 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                     2001         2000         1999         1998
                                     ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of period        $11.104      $11.279       $9.953       $9.227(1)
Value at end of period               $9.734      $11.104      $11.279       $9.953
Number of accumulation units
 outstanding at end of period         2,015       22,446       19,046          212
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of period        $12.379      $12.561      $11.157      $10.451(2)
Value at end of period              $11.751      $12.379      $12.561      $11.157
Number of accumulation units
 outstanding at end of period        18,354       21,070      $13,521        1,648
ING VP BOND PORTFOLIO
Value at beginning of period        $11.388      $10.481      $10.654      $10.070(3)
Value at end of period              $12.273      $11.388      $10.481      $10.654
Number of accumulation units
 outstanding at end of period         8,760        3,653        2,670          383
ING VP CROSSROADS PORTFOLIO
Value at beginning of period        $11.061      $11.115      $10.489(1)
Value at end of period              $10.195      $11.061      $11.115
Number of accumulation units
 outstanding at end of period         2,380        6,135        4,102
ING VP GROWTH PORTFOLIO
Value at beginning of period        $14.801      $16.962      $12.681      $10.958(2)
Value at end of period              $10.598      $14.801      $16.962      $12.681
Number of accumulation units
 outstanding at end of period        19,302       18,739        4,182          628
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $11.094      $12.572      $10.804      $10.562(3)
Value at end of period               $8.971      $11.094      $12.572      $10.804
Number of accumulation units
 outstanding at end of period        90,960      131,645      128,637        8,243
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $13.500      $15.036      $12.206      $10.648(3)
Value at end of period              $11.556      $13.500      $15.036      $12.206
Number of accumulation units
 outstanding at end of period        39,494       35,744       14,614        2,384
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period        $14.890      $12.529      $11.099(2)
Value at end of period              $14.561      $14.890      $12.529
Number of accumulation units
 outstanding at end of period         6,947        3,893           42
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period        $10.559       $9.702       $8.837       $9.582(4)
Value at end of period              $10.716      $10.559       $9.702       $8.837
Number of accumulation units
 outstanding at end of period         1,350        1,100          586           62
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period        $11.592      $14.680      $11.286(2)
Value at end of period               $8.744      $11.592      $14.680
Number of accumulation units
 outstanding at end of period         2,216        1,341           24
ING VP LEGACY PORTFOLIO
Value at beginning of period        $11.412      $10.986      $10.351      $10.390(5)
Value at end of period              $11.040      $11.412      $10.986      $10.351
Number of accumulation units
 outstanding at end of period         3,430        1,924          549           37
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $11.398      $10.811      $10.381      $10.297(1)
Value at end of period              $11.740      $11.398      $10.811      $10.381
Number of accumulation units
 outstanding at end of period        14,165       21,482       11,232        1,235
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $13.048      $12.336       $9.513      $10.939(2)
Value at end of period              $13.447      $13.048      $12.336       $9.513
Number of accumulation units
 outstanding at end of period        22,619       13,291        6,872        2,604
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period         $5.842       $9.925(1)
Value at end of period               $4.460       $5.842
Number of accumulation units
 outstanding at end of period        15,740        8,843
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $14.834      $13.583      $11.462      $10.515(3)
Value at end of period              $13.287      $14.834      $13.583      $11.462
Number of accumulation units
 outstanding at end of period        11,962        7,999        6,154        3,526

------------------------------------------------------------------

                                     2001         2000         1999         1998
                                     ----         ----         ----         ----
ING VP NATURAL RESOURCES TRUST
Value at beginning of period        $11.304(1)
Value at end of period               $9.295
Number of accumulation units
 outstanding at end of period           523
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period        $12.173      $14.065(2)
Value at end of period               $9.255      $12.173
Number of accumulation units
 outstanding at end of period         4,934        2,279
AIM V.I. GROWTH FUND
Value at beginning of period         $9.533      $12.098      $11.422(3)
Value at end of period               $6.246       $9.533      $12.098
Number of accumulation units
 outstanding at end of period        31,877       26,082          264
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $9.945      $12.256(3)
Value at end of period               $7.605       $9.945
Number of accumulation units
 outstanding at end of period         8,876        6,406
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $9.757      $11.534      $10.450(4)
Value at end of period               $8.454       $9.757      $11.534
Number of accumulation units
 outstanding at end of period        18,379        8,902          617
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $11.918      $12.414      $11.320(1)
Value at end of period              $10.991      $11.918      $12.414
Number of accumulation units
 outstanding at end of period         2,331        4,895        3,589
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $12.083      $11.245      $10.671       $9.265(6)
Value at end of period              $11.381      $12.083      $11.245      $10.671
Number of accumulation units
 outstanding at end of period        11,264       11,254        6,809           20
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $15.596      $17.677      $12.978      $10.757(2)
Value at end of period              $12.727      $15.596      $17.677      $12.978
Number of accumulation units
 outstanding at end of period        60,877       42,684        9,393        1,343
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $11.949      $14.905      $13.705(3)
Value at end of period               $9.335      $11.949      $14.905
Number of accumulation units
 outstanding at end of period         5,301        4,436        2,474
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period        $14.009      $15.138      $12.293      $10.737(3)
Value at end of period              $12.183      $14.009      $15.138      $12.293
Number of accumulation units
 outstanding at end of period        17,291       32,744       25,519        1,038
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period        $19.367      $28.662      $12.830      $10.787(2)
Value at end of period              $11.621      $19.367      $28.662      $12.830
Number of accumulation units
 outstanding at end of period        49,490       48,046       17,145          353
JANUS ASPEN
BALANCED PORTFOLIO
Value at beginning of period        $15.203      $15.690      $12.490      $10.570(2)
Value at end of period              $14.357      $15.203      $15.690      $12.490
Number of accumulation units
 outstanding at end of period        36,137       30,781        5,703          479
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $11.280      $10.712      $10.638      $10.232(2)
Value at end of period              $12.044      $11.280      $10.712      $10.638
Number of accumulation units
 outstanding at end of period         4,326        4,152        5,764          393
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $15.062      $17.786      $12.464      $10.569(7)
Value at end of period              $11.234      $15.062      $17.786      $12.464
Number of accumulation units
 outstanding at end of period        22,306       20,667       11,348          128
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $15.998      $19.141      $11.745      $10.606(3)
Value at end of period              $12.297      $15.998      $19.141      $11.745
Number of accumulation units
 outstanding at end of period        51,113       51,009       26,947        5,140
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period        $16.429      $17.689(1)
Value at end of period              $14.321      $16.429
Number of accumulation units
 outstanding at end of period         6,138        3,722
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period        $10.281      $10.244(4)
Value at end of period              $10.683      $10.281
Number of accumulation units
 outstanding at end of period            99          183
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $16.057      $17.184      $11.654      $11.183(2)
Value at end of period              $11.973      $16.057      $17.184      $11.654
Number of accumulation units
 outstanding at end of period         7,724       14,267       11,687          957
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.097      $17.139      $11.462      $10.233(7)
Value at end of period               $8.966      $12.097      $17.139      $11.462
Number of accumulation units
 outstanding at end of period        17,147       29,261       20,776          236

------------------------------------------------------------------

                                     2001         2000         1999         1998
                                     ----         ----         ----         ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period        $13.236      $13.982      $11.375      $10.954(2)
Value at end of period              $10.378      $13.236      $13.982      $11.375
Number of accumulation units
 outstanding at end of period         7,346       11,609        8,901          828
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.797      $17.314      $11.029      $10.020(1)
Value at end of period               $9.991      $13.797      $17.314      $11.029
Number of accumulation units
 outstanding at end of period         7,080       19,569       15,231           10
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $14.163      $14.296      $11.792      $10.840(2)
Value at end of period              $12.601      $14.163      $14.296      $11.792
Number of accumulation units
 outstanding at end of period        13,888        8,707        6,405          169

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during February 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during July 2000.
(2)  Funds were first received in this option during May 2000.
(3)  Funds were first received in this option during April 2000.
(4) Funds were first received in this option during March 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during September 1999.
(3)  Funds were first received in this option during December 1999.
(4) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during October 1998.
(2)  Funds were first received in this option during April 1998.
(3)  Funds were first received in this option during March 1998.
(4)  Funds were first received in this option during July 1998.
(5)  Funds were first received in this option during May 1998.
(6)  Funds were first received in this option during September 1998.
(7)  Funds were first received in this option during June 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IX
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                          $15.688        $15.944        $14.076        $13.624        $11.472        $10.000(1)
Value at end of period           $13.745        $15.688        $15.944        $14.076        $13.624        $11.472
Number of accumulation
 units outstanding at end
 of period                        63,532         61,884         75,808         75,369        119,471         20,237
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $16.981        $17.240        $15.320        $13.226        $10.902        $10.000(1)
Value at end of period           $16.112        $16.981        $17.240        $15.320        $13.226        $10.902
Number of accumulation
 units outstanding at end
 of period                       627,674        592,454        565,751        468,468        986,711        702,222
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $12.889        $11.867        $12.070        $11.268        $10.503        $10.000(1)
Value at end of period           $13.883        $12.889        $11.867        $12.070        $11.268        $10.503
Number of accumulation
 units outstanding at end
 of period                       471,125        339,119        228,114        187,653        251,156        161,765
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                          $14.788        $14.867        $13.618        $12.980        $11.146        $10.000(1)
Value at end of period           $13.623        $14.788        $14.867        $13.618        $12.980        $11.146
Number of accumulation
 units outstanding at end
 of period                        54,306         59,724         75,297        105,586        117,725          7,882
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                          $20.994        $24.071        $18.005        $13.202        $12.787(1)
Value at end of period           $15.167        $20.994        $24.071        $18.005        $13.202
Number of accumulation
 units outstanding at end
 of period                       142,510         99,761         53,957         25,778          1,880
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                          $17.166        $19.464        $16.735        $14.756        $11.469        $10.000(1)
Value at end of period           $13.874        $17.166        $19.464        $16.736        $14.756        $11.469
Number of accumulation
 units outstanding at end
 of period                     3,054,662      3,034,488      2,450,338      2,224,467      3,760,076      2,876,728
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                          $20.885        $23.273        $18.902        $14.500        $10.934        $10.000(2)
Value at end of period           $17.869        $20.885        $23.273        $18.902        $14.500        $10.934
Number of accumulation
 units outstanding at end
 of period                       520,590        364,048        297,994        108,387         62,360          2,697
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                          $14.870        $12.519        $10.913        $10.108(1)
Value at end of period           $14.534        $14.870        $12.519        $10.913
Number of accumulation
 units outstanding at end
 of period                       156,767         67,543          2,500            564
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                          $10.545         $9.694         $8.834         $9.366(2)
Value at end of period           $10.696        $10.545         $9.694         $8.834
Number of accumulation
 units outstanding at end
 of period                        58,078         16,219         16,330          2,625
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                          $11.576        $14,668         $9.785        $10.103(1)
Value at end of period            $8.728        $11.576        $14.668         $9.785
Number of accumulation
 units outstanding at end
 of period                        25,722         10,160          4,750          1,247
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                          $14.430        $13.899        $13.102        $12.369        $10.905        $10.000(1)
Value at end of period           $13.954        $14.430        $13.899        $13.102        $12.369        $10.905
Number of accumulation
 units outstanding at end
 of period                        32,433         29,661         38,639         55,494         47,726             61
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $12.303        $11.675        $11.217        $10.738        $10.277        $10.000(1)
Value at end of period           $12.666        $12.303        $11.675        $11.217        $10.738        $10.277
Number of accumulation
 units outstanding at end
 of period                       907,363        453,479        392,226        127,186        147,123         39,811

------------------------------------------------------------------

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                          $18.777        $17.762        $13.704        $13.684        $13.119(2)
Value at end of period           $19.342        $18.777        $17.762        $13.704        $13.684
Number of accumulation
 units outstanding at end
 of period                       133,977         75,787         54,303         44,944          2,124
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                           $5.840         $9.735(1)
Value at end of period            $4.456         $5.840
Number of accumulation
 units outstanding at end
 of period                       126,033         55,835
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                          $20.834        $19.085        $16.113        $13.290        $12.912(2)
Value at end of period           $18.651        $20.834        $19.085        $16.113        $13.290
Number of accumulation
 units outstanding at end
 of period                       131,375         49,813         42,540         29,112            587
ING VP GROWTH
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                           $8.916(1)
Value at end of period            $8.916
Number of accumulation
 units outstanding at end
 of period                         1,069
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                           $9.555(1)
Value at end of period            $9.555
Number of accumulation
 units outstanding at end
 of period                         3,903
ING VP MIDCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                           $9.458(1)
Value at end of period            $9.458
Number of accumulation
 units outstanding at end
 of period                         1,007
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                           $8.958(1)
Value at end of period            $8.958
Number of accumulation
 units outstanding at end
 of period                         1,639
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of
 period                          $12.162        $13.781        $10.487(1)
Value at end of period            $9.242        $12.162        $13.781
Number of accumulation
 units outstanding at end
 of period                        77,645         47,485            613
AIM V.I. GROWTH FUND
Value at beginning of
 period                           $9.525        $12.094         $9.465(2)
Value at end of period            $6.238         $9.525        $12.094
Number of accumulation
 units outstanding at end
 of period                        91,693         85,385          6,722
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                           $9.937        $11.740        $10.261(3)
Value at end of period            $7.595         $9.937        $11.740
Number of accumulation
 units outstanding at end
 of period                       137,710         95,583         10,352
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                           $9.748        $11.530         $9.827(1)
Value at end of period            $8.443         $9.748        $11.530
Number of accumulation
 units outstanding at end
 of period                        64,852         31,332         14,638
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of
 period                          $15.964        $16.636        $14.965        $12.994        $10.924        $10.000(1)
Value at end of period           $14.715        $15.964        $16.636        $14.965        $12.994        $10.924
Number of accumulation
 units outstanding at end
 of period                        74,268         68,102        117,902         95,020         93,905         19,808
FIDELITY-REGISTERED
TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of
 period                          $17.172        $15.989        $15.180        $13.729        $10.819        $10.000(1)
Value at end of period           $16.166        $17.172        $15.989        $15.180        $13.729        $10.819
Number of accumulation
 units outstanding at end
 of period                       409,962        306,174        188,394        147,150        125,669         27,639
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                          $21.023        $23.840        $17.512        $12.674        $10.362        $10.000(1)
Value at end of period           $17.147        $21.023        $23.840        $17.512        $12.674        $10.362
Number of accumulation
 units outstanding at end
 of period                       756,416        573,111        345,699        165,194        150,612         54,133

------------------------------------------------------------------

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                          $14.898        $18.593        $13.160        $11.783        $10.664        $10.000(1)
Value at end of period           $11.633        $14.898        $18.593        $13.160        $11.783        $10.664
Number of accumulation
 units outstanding at end
 of period                        24,429         25,964         10,723          9,217         20,273          3,820
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                          $20.265        $21.908        $17.800        $13.825        $11.243        $10.000(1)
Value at end of period           $17.614        $20.265        $21.908        $17.800        $13.825        $11.243
Number of accumulation
 units outstanding at end
 of period                       545,557        427,085        357,610        254,734        266,396         95,199
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                          $10.307(1)
Value at end of period           $10.307
Number of accumulation
 units outstanding at end
 of period                           237
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                          $21.284        $31.514        $14.114        $10.613         $9.510        $10.000(1)
Value at end of period           $12.765        $21.284        $31.514        $14.114        $10.613         $9.510
Number of accumulation
 units outstanding at end
 of period                     1,103,526        910,896        638,670        375,663        416,100        125,232
JANUS ASPEN
BALANCED PORTFOLIO
Value at beginning of
 period                          $21.724        $22.431        $17.865        $13.431        $11.105        $10.000(1)
Value at end of period           $20.505        $21.724        $22.431        $17.865        $13.431        $11.105
Number of accumulation
 units outstanding at end
 of period                       453,463        336,661        232,279         81,983         42,699          9,188
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                          $13.817        $13.127        $13.043        $12.069        $10.902        $10.000(2)
Value at end of period           $14.745        $13.817        $13.127        $13.043        $12.069        $10.902
Number of accumulation
 units outstanding at end
 of period                       111,627         58,110         69,212         36,740         29,665          1,402
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                          $21.481        $25.378        $17.794        $13.242        $10.891        $10.000(1)
Value at end of period           $16.014        $21.481        $25.378        $17.794        $13.242        $10.891
Number of accumulation
 units outstanding at end
 of period                       421,489        341,721        187,296         53,448         92,666         39,841
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of
 period                          $23.907        $28.619        $17.569        $13.757        $11.370        $10.000(1)
Value at end of period           $18.367        $23.907        $28.619        $17.569        $13.757        $11.370
Number of accumulation
 units outstanding at end
 of period                       992,482        858,504        643,914        427,855        555,448        151,935
JANUS TWENTY FUND
Value at beginning of
 period                           $7.345         $8.308(2)
Value at end of period            $5.150         $7.345
Number of accumulation
 units outstanding at end
 of period                        63,185             74
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                           $9.716(1)
Value at end of period            $9.716
Number of accumulation
 units outstanding at end
 of period                         3,165
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                           $9.354(1)
Value at end of period            $9.354
Number of accumulation
 units outstanding at end
 of period                        10,694
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                          $16.407        $15.760        $10.039        $10.182(3)
Value at end of period           $14.294        $16.407        $15.760        $10.039
Number of accumulation
 units outstanding at end
 of period                       145,712         48,074            544            144
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                          $10.268        $10.099         $9.915        $10.037(3)
Value at end of period           $10.663        $10.268        $10.099         $9.915
Number of accumulation
 units outstanding at end
 of period                        23,417          5,541          1,106            614
ING VP NATURAL RESOURCES TRUST
Value at beginning of
 period                          $12.747        $10.871         $9.619        $12.082        $11.383        $10.000(1)
Value at end of period           $10.614        $12.747        $10.871         $9.619        $12.082        $11.383
Number of accumulation
 units outstanding at end
 of period                        23,358         19,716         51,656         51,077         85,577          5,295

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------------------------------------------------------------------

                                 2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                           $9.623(1)
Value at end of period            $9.623
Number of accumulation
 units outstanding at end
 of period                         3,340
PIONEER FUND VCT
PORTFOLIO
Value at beginning of
 period                           $9.433(1)
Value at end of period            $9.433
Number of accumulation
 units outstanding at end
 of period                           945
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                           $9.974(1)
Value at end of period            $9.974
Number of accumulation
 units outstanding at end
 of period                           439
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                          $21.561        $23.087        $15.664        $12.478        $12.296(3)
Value at end of period           $16.070        $21.561        $23.087        $15.664        $12.478
Number of accumulation
 units outstanding at end
 of period                       248,057        214,279        121,012        103,317         96,338
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                          $13.460        $19.080        $12.767         $9.940        $10.062(3)
Value at end of period            $9.971        $13.460        $19.080        $12.767         $9.940
Number of accumulation
 units outstanding at end
 of period                       610,352        526,040        684,437        626,638        795,375
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                          $12.361        $13.064        $10.633         $8.727         $8.897(3)
Value at end of period            $9.686        $12.361        $13.064        $10.633         $8.727
Number of accumulation
 units outstanding at end
 of period                       352,288        344,610        259,783        237,867        484,407
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                          $16.987        $21.327        $13.592        $11.522        $11.376(3)
Value at end of period           $12.294        $16.987        $21.327        $13.592        $11.522
Number of accumulation
 units outstanding at end
 of period                       244,684        237,253        248,204        234,075        351,150
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                          $20.219        $20.418        $16.851        $13.332        $13.062(3)
Value at end of period           $17.980        $20.219        $20.418        $16.851        $13.332
Number of accumulation
 units outstanding at end
 of period                       353,929        310,665        257,759        197,938        238,562
WACHOVIA SPECIAL VALUES
FUND
Value at beginning of
 period                          $10.967(2)
Value at end of period           $12.556
Number of accumulation
 units outstanding at end
 of period                        15,173

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during December 2001.
(2)  Funds were first received in this option during January 2001.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2)  Funds were first received in this option during November 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during May 1999.
(3)  Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
(3)  Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during August 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(2) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE X
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  2001             2000             1999           1998          1997         1996
                                  ----             ----             ----           ----          ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                            $15.652          $15.915         $14.057        $13.613      $11.468      $10.000(1)
Value at end of period             $13.707          $15.652         $15.915        $14.057      $13.613      $11.468
Number of accumulation
 units outstanding at end
 of period                         489,144          409,441         412,579        520,438       14,463           13
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                            $16.942          $17.208         $15.300        $13.215      $13.054(1)
Value at end of period             $16.067          $16.942         $17.208        $15.300      $13.215
Number of accumulation
 units outstanding at end
 of period                       3,179,029        2,074,748       2,306,988      2,019,116       57,737
ING VP BOND PORTFOLIO
Value at beginning of
 period                            $12.859          $11.846         $12.054        $11.258      $10.500      $10.000(1)
Value at end of period             $13.844          $12.859         $11.846        $12.054      $11.258      $10.500
Number of accumulation
 units outstanding at end
 of period                       2,285,456        1,038,668       1,191,777        802,876       64,958          679
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                            $14.754          $14.840         $13.600        $12.970      $12.945(2)
Value at end of period             $13.585          $14.754         $14.840        $13.600      $12.970
Number of accumulation
 units outstanding at end
 of period                         195,525          135,911         122,393        168,964        2,786
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                            $20.955          $24.039         $17.989        $12.674(1)
Value at end of period             $15.131          $20.955         $24.039        $17.989
Number of accumulation
 units outstanding at end
 of period                         946,969          755,686         550,970        194,081
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of
 period                            $17.127          $19.429         $16.713        $14.744      $11.465      $10.000(1)
Value at end of period             $13.835          $17.127         $19.429        $16.713      $14.744      $11.465
Number of accumulation
 units outstanding at end
 of period                      13,342,021       10,368,984      12,501,599      9,871,041      362,675       13,125
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of
 period                            $20.841          $23.235         $18.880        $14.491      $14.289(3)
Value at end of period             $17.822          $20.841         $23.235        $18.880      $14.491
Number of accumulation
 units Outstanding at end
 of period                       2,957,522        1,994,038       1,544,113        648,540           29
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of
 period                            $14.851          $12.508         $10.909         $7.996(2)
Value at end of period             $14.508          $14.851         $12.508        $10.909
Number of accumulation
 units outstanding at end
 of period                         543,328          174,355          62,742         24,016
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of
 period                            $10.531           $9.686          $8.831         $9.580(3)
Value at end of period             $10.677          $10.531          $9.686         $8.831
Number of accumulation
 units outstanding at end
 of period                         180,346           70,028          63,842         27,047
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                            $11.561          $14.656          $9.781        $10.061(4)
Value at end of period              $8.712          $11.561         $14.656         $9.781
Number of accumulation
 units outstanding at end
 of period                         104,110           49,309          54,742         14,898
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                            $14.397          $13.874         $13.084        $12.358      $12.242(4)
Value at end of period             $13.914          $14.397         $13.874        $13.084      $12.358
Number of accumulation
 units outstanding at end
 of period                         280,328          188,329         197,881        190,406           64
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                            $12.274          $11.654         $11.202        $10.729      $10.274      $10.000(1)
Value at end of period             $12.630          $12.274         $11.654        $11.202      $10.729      $10.274
Number of accumulation
 units outstanding at end
 of period                       2,364,040        1,864,850       2,142,834      1,039,909       65,496        1,551

------------------------------------------------------------------

                                  2001             2000             1999           1998          1997         1996
                                  ----             ----             ----           ----          ----         ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                            $18.742          $17.737         $13.692        $14.234(5)
Value at end of period             $19.296          $18.742         $17.737        $13.692
Number of accumulation
 units outstanding at end
 of period                         798,138          569,784         405,202        404,068
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                             $5.838           $9.995(1)
Value at end of period              $4.453           $5.838
Number of accumulation
 units outstanding at end
 of period                         881,480          490,482
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of
 period                            $20.795          $19.059         $16.099        $12.765(1)
Value at end of period             $18.607          $20.795         $19.059        $16.099
Number of accumulation
 units outstanding at end
 of period                         840,710          129,862          94,639         98,683
ING VP INTERNATIONAL
VALUE PORTFOLIO
Value at beginning of
 period                             $8.701(1)
Value at end of period              $9.553
Number of accumulation
 units outstanding at end
 of period                         131,898
ING VP SMALLCAP
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                             $8.622(2)
Value at end of period              $8.956
Number of accumulation
 units outstanding at end
 of period                              51
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                            $12.152          $13.777          $9.821(1)
Value at end of period              $9.230          $12.152         $13.777
Number of accumulation
 units outstanding at end
 of period                         191,702          150,953          13,134
AIM V.I. GROWTH FUND
Value at beginning of
 period                             $9.517          $12.090          $9.382(1)
Value at end of period              $6.229           $9.517         $12.090
Number of accumulation
 units outstanding at end
 of period                         244,744          147,926          32,099
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                             $9.928          $11.736          $9.939(1)
Value at end of period              $7.585           $9.928         $11.736
Number of accumulation
 units outstanding at end
 of period                         860,279          549,569         160,745
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                             $9.740          $11.526          $9.747(1)
Value at end of period              $8.431           $9.740         $11.526
Number of accumulation
 units outstanding at end
 of period                         255,962           79,423          43,172
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                            $15.927          $16.606         $14.945        $12.983      $12.982(5)
Value at end of period             $14.673          $15.927         $16.606        $14.945      $12.983
Number of accumulation
 units outstanding at end
 of period                         297,805          171,211         178,990        108,344       25,620
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                            $17.132          $15.960         $15.160        $13.718      $13.438(5)
Value at end of period             $16.120          $17.132         $15.960        $15.160      $13.718
Number of accumulation
 units outstanding at end
 of period                         743,883          295,866         363,066        409,327       29,808
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                            $20.974          $23.797         $17.489        $12.663      $10.358      $10.000(1)
Value at end of period             $17.099          $20.974         $23.797        $17.489      $12.663      $10.358
Number of accumulation
 units outstanding at end
 of period                       1,960,651        1,259,926       1,055,742        581,798       61,043           21
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                            $14.864          $18.559         $13.143        $11.774      $11.818(6)
Value at end of period             $11.600          $14.864         $18.559        $13.143      $11.774
Number of accumulation
 units outstanding at end
 of period                          80,176           44,396          53,000         44,183        1,294
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK-PORTFOLIO
Value at beginning of
 period                            $20.218          $21.868         $17.776        $13.814      $11.239      $10.000(1)
Value at end of period             $17.564          $20.218         $21.868        $17.776      $13.814      $11.239
Number of accumulation
 units outstanding at end
 of period                       2,242,467        1,562,971       1,508,807      1,138,180      139,417       20,020

------------------------------------------------------------------

                                  2001             2000             1999           1998          1997         1996
                                  ----             ----             ----           ----          ----         ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                            $21.235          $31.457         $14.096        $10.604       $9.507      $10.000(1)
Value at end of period             $12.729          $21.235         $31.457        $14.096      $10.604       $9.507
Number of accumulation
 units outstanding at end
 of period                       3,633,557        2,444,196       1,788,826        997,760      106,350       17,055
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of
 period                            $21.674          $22.390         $17.841        $13.420      $13.490(5)
Value at end of period             $20.447          $21.674         $22.390        $17.841      $13.420
Number of accumulation
 units outstanding at end
 of period                       1,820,730        1,132,981         695,263        184,550        5,846
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                            $13.785          $13.104         $13.026        $12.059      $10.857(6)
Value at end of period             $14.703          $13.785         $13.104        $13.026      $12.059
Number of accumulation
 units outstanding at end
 of period                         622,609          435,195         460,612        414,151       12,527
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                            $21.431          $25.332         $17.770        $13.231      $10.929(6)
Value at end of period             $15.969          $21.431         $25.332        $17.770      $13.231
Number of accumulation
 units outstanding at end
 of period                       1,110,536          714,656         535,269        220,151       17,098
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                            $23.852          $28.567         $17.545        $13.746      $11.366      $10.000(1)
Value at end of period             $18.315          $23.852         $28.567        $17.545      $13.746      $11.366
Number of accumulation
 units outstanding at end
 of period                       3,691,115        3,118,616       2,675,141      2,151,202      207,630       36,305
LORD ABBETT MID-CAP VALUE
PORTFOLIO
Value at beginning of
 period                             $8.963(2)
Value at end of period              $9.352
Number of accumulation
 units outstanding at end
 of period                              55
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                            $16.385          $15.747         $10.036         $9.484(6)
Value at end of period             $14.268          $16.385         $15.747        $10.036
Number of accumulation
 units outstanding at end
 of period                         784,685          125,077          20,246          5,395
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                            $10.254          $10.091          $9.912         $9.991(4)
Value at end of period             $10.643          $10.254         $10.091         $9.912
Number of accumulation
 units outstanding at end
 of period                          40,852           18,473          12,847          7,329
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                            $12.717          $10.851          $9.606        $12.072      $13.838(5)
Value at end of period             $10.584          $12.717         $10.851         $9.606      $12.072
Number of accumulation
 units outstanding at end
 of period                          87,225           79,617          87,038         75,695       12,963
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of
 period                             $9.407(2)
Value at end of period              $9.621
Number of accumulation
 units outstanding at end
 of period                              69
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                            $21.512          $23.045         $15.644        $12.467      $12.287(3)
Value at end of period             $16.024          $21.512         $23.045        $15.644      $12.467
Number of accumulation
 units outstanding at end
 of period                       1,201,445          862,760         416,660        291,492       68,968
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                            $13.429          $19.045         $12.750         $9.932      $10.054(3)
Value at end of period              $9.943          $13.429         $19.045        $12.750       $9.932
Number of accumulation
 units outstanding at end
 of period                       2,960,170        2,470,780       2,526,497      2,223,125      180,890
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                            $12.332          $13.040         $10.619         $8.720       $8.890(3)
Value at end of period              $9.659          $12.332         $13.040        $10.619       $8.720
Number of accumulation
 units outstanding at end
 of period                       1,231,653          886,127         854,700        741,693       55,616

------------------------------------------------------------------

                                  2001             2000             1999           1998          1997         1996
                                  ----             ----             ----           ----          ----         ----
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                            $16.948          $21.289         $13.574        $11.512      $11.367(3)
Value at end of period             $12.260          $16.948         $21.289        $13.574      $11.512
Number of accumulation
 units outstanding at end
 of period                         997,077          843,398         868,603        715,389       80,978
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                            $20.172          $20.381         $16.829        $13.321      $13.052(3)
Value at end of period             $17.930          $20.172         $20.381        $16.829      $13.321
Number of accumulation
 units outstanding at end
 of period                         853,648          537,292         666,142        767,053       65,906

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during September 2001.
(2)  Funds were first received in this option during November 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during September 1998.
(3)  Funds were first received in this option during July 1998.
(4)  Funds were first received in this option during May 1998.
(5)  Funds were first received in this option during February 1998.
(6)  Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during July 1997.
(2)  Funds were first received in this option during September 1997.
(3)  Funds were first received in this option during November 1997.
(4)  Funds were first received in this option during February 1997.
(5)  Funds were first received in this option during October 1997.
(6)  Funds were first received in this option during January 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                        $15.616      $15.886      $14.039      $13.602      $11.629(1)
Value at end of period         $13.668      $15.616      $15.886      $14.039      $13.602
Number of accumulation
 units outstanding at end
 of period                      76,586       52,034       33,325       55,886       24,508
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.903      $17.177      $15.279      $13.204      $12.677(2)
Value at end of period         $16.021      $16.903      $17.177      $15.279      $13.204
Number of accumulation
 units outstanding at end
 of period                     165,848      143,923      103,305       61,615        4,205
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.829      $11.824      $12.038      $11.249      $10.587(1)
Value at end of period         $13.805      $12.829      $11.824      $12.038      $11.249
Number of accumulation
 units outstanding at end
 of period                     129,865       59,398       54,350       50,220       11,619
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                        $14.719      $14.813      $13.582      $12.959      $11.292(1)
Value at end of period         $13.547      $14.719      $14.813      $13.582      $12.959
Number of accumulation
 units outstanding at end
 of period                      75,355       51,578       40,690       38,257       12,847
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.916      $24.006      $17.974      $13.192      $13.184(3)
Value at end of period         $15.095      $20.916      $24.006      $17.974      $13.192
Number of accumulation
 units outstanding at end
 of period                      77,947       64,832       44,979       23,219           31
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $17.087      $19.393      $16.691      $14.732      $12.312(1)
Value at end of period         $13.796      $17.087      $19.393      $16.691      $14.732
Number of accumulation
 units outstanding at end
 of period                     525,252      499,790      341,405      326,490       44,425
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $20.796      $23.196      $18.859      $14.481      $14.043(2)
Value at end of period         $17.775      $20.796      $23.196      $18.859      $14.481
Number of accumulation
 units Outstanding at end
 of period                     177,687      104,346       61,200       51,170        1,083
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.831      $12.498      $10.906       $9.624(1)
Value at end of period         $14.481      $14.831      $12.498      $10.906
Number of accumulation
 units outstanding at end
 of period                      69,171        9,532          460          168
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.517       $9.677       $8.827       $9.530(1)
Value at end of period         $10.657      $10.517       $9.677       $8.827
Number of accumulation
 units outstanding at end
 of period                       7,455        3,796        1,538          330
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                        $11.545      $14.643       $9.778       $8.935(2)
Value at end of period          $8.696      $11.545      $14.643       $9.778
Number of accumulation
 units outstanding at end
 of period                       3,614        4,130          417          182
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                        $14.363      $13.848      $13.067      $12.348      $11.009(1)
Value at end of period         $13.875      $14.363      $13.848      $13.067      $12.348
Number of accumulation
 units outstanding at end
 of period                      42,207       33,688       38,755       62,453        6,221
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.246      $11.632      $11.187      $10.720      $10.322(1)
Value at end of period         $12.594      $12.246      $11.632      $11.187      $10.720
Number of accumulation
 units outstanding at end
 of period                     134,427       57,153       47,453       43,461        1,863

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------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.707      $17.713      $13.680      $13.674      $12.485(2)
Value at end of period         $19.251      $18.707      $17.713      $13.680      $13.674
Number of accumulation
 units outstanding at end
 of period                      28,140       10,887        6,350        5,235          125
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.836       $9.202(1)
Value at end of period          $4.449       $5.836
Number of accumulation
 units outstanding at end
 of period                      17,209       12,023
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $20.756      $19.033      $16.085      $13.281      $12.796(3)
Value at end of period         $18.563      $20.756      $19.033      $16.085      $13.281
Number of accumulation
 units outstanding at end
 of period                      31,765       10,459        4,556        3,648           17
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                        $12.142      $13.772       $9.877(1)
Value at end of period          $9.217      $12.142      $13.772
Number of accumulation
 units outstanding at end
 of period                       9,774        4,566          611
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $9.509      $12.085       $9.632(1)
Value at the of period          $6.221       $9.509      $12.085
Number of accumulation
 units outstanding at end
 of period                      18,978       15,027          957
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $9.920      $11.732       $9.842(2)
Value at end of period          $7.574       $9.920      $11.732
Number of accumulation
 units outstanding at end
 of period                      63,881       31,267       10,546
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $9.732      $11.522      $10.384(3)
Value at end of period          $8.420       $9.732      $11.522
Number of accumulation
 units outstanding at end
 of period                      19,126        6,440        3,085
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $15.890      $16.576      $14.926      $12.972      $12.278(2)
Value at end of period         $14.632      $15.890      $16.576      $14.926      $12.972
Number of accumulation
 units outstanding at end
 of period                      25,366       36,607        8,581       25,822          766
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $17.092      $15.931      $15.140      $13.706      $11.435(1)
Value at end of period         $16.075      $17.092      $15.931      $15.140      $13.706
Number of accumulation
 units outstanding at end
 of period                     109,946       60,783       62,832       81,062       34,010
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.926      $23.754      $17.466      $12.653      $10.988(1)
Value at end of period         $17.051      $20.926      $23.754      $17.466      $12.653
Number of accumulation
 units outstanding at end
 of period                     223,900      122,517       96,712       65,095       22,425
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $14.830      $18.525      $13.126      $11.764      $10.798(1)
Value at end of period         $11.568      $14.830      $18.525      $13.126      $11.764
Number of accumulation
 units outstanding at end
 of period                      10,958        7,533        7,698        9,113        3,858
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $20.171      $21.828      $17.753      $13.802      $12.865(2)
Value at end of period         $17.515      $20.171      $21.828      $17.753      $13.802
Number of accumulation
 units outstanding at end
 of period                     167,705      141,388       82,955       90,950        9,650
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                        $21.186      $31.400      $14.077      $10.596       $8.894(1)
Value at end of period         $12.693      $21.186      $31.400      $14.077      $10.596
Number of accumulation
 units outstanding at end
 of period                     252,869      210,616      157,088      114,249       38,785
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $21.623      $22.350      $17.818      $13.409      $11.587(1)
Value at end of period         $20.390      $21.623      $22.350      $17.818      $13.409
Number of accumulation
 units outstanding at end
 of period                     160,979      105,285       78,372       37,434       14,527
JANUS ASPEN
FLEXIBLE INCOME PORTFOLIO
Value at beginning of
 period                        $13.753      $13.080      $13.009      $12.049      $11.571(2)
Value at end of period         $14.662      $13.753      $13.080      $13.009      $12.049
Number of accumulation
 units outstanding at end
 of period                      30,937       31,503       25,083       13,507          700

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $21.382      $25.286      $17.747      $13.220      $13.078(2)
Value at end of period         $15.924      $21.382      $25.286      $17.747      $13.220
Number of accumulation
 units outstanding at end
 of period                     116,083       85,882       49,883       45,804        7,726
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $23.796      $28.515      $17.522      $13.735      $12.089(1)
Value at end of period         $18.263      $23.796      $28.515      $17.522      $13.735
Number of accumulation
 units outstanding at end
 of period                     331,090      256,821      199,510      202,768       59,673
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $16.363      $15.734      $10.032       $9.801(3)
Value at end of period         $14.242      $16.363      $15.734      $10.032
Number of accumulation
 units outstanding at end
 of period                      28,237        8,495          494          180
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                        $10.240      $10.082       $9.908       $9.582(4)
Value at end of period         $10.624      $10.240      $10.082       $9.908
Number of accumulation
 units outstanding at end
 of period                       5,843        1,936          243            5
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $12.688      $10.831       $9.594      $12.062      $12.407(2)
Value at end of period         $10.554      $12.688      $10.831       $9.594      $12.062
Number of accumulation
 units outstanding at end
 of period                       4,113        3,763        3,378        2,961          791
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $21.462      $23.003      $15.623      $12.457      $12.277(4)
Value at end of period         $15.979      $21.462      $23.003      $15.623      $12.457
Number of accumulation
 units outstanding at end
 of period                      55,243       39,672       10,435       25,784        1,514
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                        $13.398      $19.011      $12.733       $9.923      $10.046(4)
Value at end of period          $9.915      $13.398      $19.011      $12.733       $9.923
Number of accumulation
 units outstanding at end
 of period                     204,337      208,959      110,360      102,952       26,577
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                        $12.304      $13.016      $10.605       $8.713       $8.883(4)
Value at end of period          $9.632      $12.304      $13.016      $10.605       $8.713
Number of accumulation
 units outstanding at end
 of period                      53,074       70,123       22,552       40,974        1,465
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                        $16.908      $21.250      $13.556      $11.503      $11.358(4)
Value at end of period         $12.225      $16.908      $21.250      $13.556      $11.503
Number of accumulation
 units outstanding at end
 of period                      60,065       48,766       21,942       29,581        8,780
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $20.125      $20.344      $16.806      $13.310      $13.042(4)
Value at end of period         $17.879      $20.125      $20.344      $16.806      $13.310
Number of accumulation
 units outstanding at end
 of period                     103,379       84,136       61,161       51,412       18,429

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during June 1999.
(3) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during July 1998.
(2)  Funds were first received in this option during August 1998.
(3)  Funds were first received in this option during June 1998.
(4) Funds were first received in this option during October 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during February 1997.
(2)  Funds were first received in this option during July 1997.
(3)  Funds were first received in this option during August 1997.
(4)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                        $15.580      $15.857      $14.020      $13.590      $13,275(1)
Value at end of period         $13.630      $15.580      $15.857      $14.020      $13.590
Number of accumulation
 units outstanding at end
 of period                      44,706       28,871       29,411        9,573           42
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.864      $17.146      $15.259      $13.194      $12.915(1)
Value at end of period         $15.976      $16.864      $17.146      $15.259      $13.194
Number of accumulation
 units outstanding at end
 of period                      60,130       45,823       79,953       10,484          294
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.800      $11.803      $12.022      $11.240      $11.219(2)
Value at end of period         $13.766      $12.800      $11.803      $12.022      $11.240
Number of accumulation
 units outstanding at end
 of period                      68,466       17,651       24,571        2,532            6
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                        $14.685      $14.786      $13.564      $12.949      $12.904(1)
Value at end of period         $13.508      $14.685      $14.786      $13.564      $12.949
Number of accumulation
 units outstanding at end
 of period                      57,924       47,415       51,462       14,611           14
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.878      $23.973      $17.958      $13.188      $13.325(1)
Value at end of period         $15.059      $20.878      $23.973      $17.958      $13.188
Number of accumulation
 units outstanding at end
 of period                      18,105        9,211       14,643        1,761           37
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $17.047      $19.358      $16.669      $14.720      $14.520(1)
Value at end of period         $13.757      $17.047      $19.358      $16.669      $14.720
Number of accumulation
 units outstanding at end
 of period                     294,162      221,198      143,472       33,836          570
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $20.751      $23.158      $18.837      $14.472      $14.078(1)
Value at end of period         $17.728      $20.751      $23.158      $18.837      $14.472
Number of accumulation
 units Outstanding at end
 of period                     112,980       76,997       65,999       10,488          215
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.811      $12.487      $10.902       $9.772(1)
Value at end of period         $14.454      $14.811      $12.487      $10.902
Number of accumulation
 units outstanding at end
 of period                      37,048        5,612        1,327            3
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.503       $9.669       $8.476(1)
Value at end of period         $10.637      $10.503       $9.669
Number of accumulation
 units outstanding at end
 of period                       8,426        1,063        1,596
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                        $11.530      $14.631       $9.800(1)
Value at end of period          $8.680      $11.530      $14.631
Number of accumulation
 units outstanding at end
 of period                       5,098        1,911          767
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                        $14.330      $13.823      $13.050      $12.338      $12.223(3)
Value at end of period         $13.836      $14.330      $13.823      $13.050      $12.338
Number of accumulation
 units outstanding at end
 of period                      30,464       23,916       23,031        3,369          851
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.218      $11.611      $11.172      $10.711      $10.663(1)
Value at end of period         $12.559      $12.218      $11.611      $11.172      $10.711
Number of accumulation
 units outstanding at end
 of period                     121,077       39,771       25,798        6,784          145
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.673      $17.689      $13.668      $13.669      $13.331(1)
Value at end of period         $19.205      $18.673      $17.689      $13.668      $13.669
Number of accumulation
 units outstanding at end
 of period                      22,421        7,637        7,548        6,323          650
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.834       $9.939(1)
Value at end of period          $4.445       $5.834
Number of accumulation
 units outstanding at end
 of period                      19,650       20,197
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $20.718      $19.007      $16.071      $13.276      $12.952(1)
Value at end of period         $18.519      $20.718      $19.007      $16.071      $13.276
Number of accumulation
 units outstanding at end
 of period                      12,380        1,299        1,480        1,219           46

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                        $12.132      $13.767      $10.778(2)
Value at end of period          $9.205      $12.132      $13.767
Number of accumulation
 units outstanding at end
 of period                       9,957        1,965          251
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $9.501      $12.081      $10.484(2)
Value at the of period          $6.213       $9.501      $12.081
Number of accumulation
 units outstanding at end
 of period                      10,507        2,851           34
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $9.912      $11.728      $10.373(2)
Value at end of period          $7.564       $9.912      $11.728
Number of accumulation
 units outstanding at end
 of period                      30,661       24,518          281
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $9.724      $11.518      $10.159(2)
Value at end of period          $8.408       $9.724      $11.518
Number of accumulation
 units outstanding at end
 of period                      25,349       14,060          500
AMERICAN CENTURY INCOME &
GROWTH FUND
Value at beginning of
 period                        $31.141(1)
Value at end of period         $27.255
Number of accumulation
 units outstanding at end
 of period                       4,491
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $15.853      $16.546      $14.906      $13.068(2)
Value at end of period         $14.591      $15.853      $16.546      $14.906
Number of accumulation
 units outstanding at end
 of period                      37,568       15,619       10,085        1,048
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $17.053      $15.902      $15.120      $13.695      $13.343(1)
Value at end of period         $16.029      $17.053      $15.902      $15.120      $13.695
Number of accumulation
 units outstanding at end
 of period                      91,020       31,932       39,294        4,490          589
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.877      $23.710      $17.443      $12.643      $12.740(1)
Value at end of period         $17.003      $20.877      $23.710      $17.443      $12.643
Number of accumulation
 units outstanding at end
 of period                     105,975       67,647       59,684       13,478          416
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $14.795      $18.492      $13.108      $11.754      $11.651(2)
Value at end of period         $11.535      $14.795      $18.492      $13.108      $11.754
Number of accumulation
 units outstanding at end
 of period                      11,538        8,320        9,933        1,860            5
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $20.124      $21.789      $17.729      $13.791      $13.502(1)
Value at end of period         $17.466      $20.124      $21.789      $17.729      $13.791
Number of accumulation
 units outstanding at end
 of period                      87,802       56,051       45,203        5,768          110
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                        $21.137      $31.343      $14.059      $10.587      $10.337(1)
Value at end of period         $12.657      $21.137      $31.343      $14.059      $10.587
Number of accumulation
 units outstanding at end
 of period                     170,759       93,122       64,071        3,032          269
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $21.573      $22.309      $17.794      $13.398      $13.138(1)
Value at end of period         $20.332      $21.573      $22.309      $17.794      $13.398
Number of accumulation
 units outstanding at end
 of period                      73,039       43,941       28,646        4,709          256
JANUS ASPEN
FLEXIBLE INCOME PORTFOLIO
Value at beginning of
 period                        $13.722      $13.056      $12.992      $12.039      $11.872(1)
Value at end of period         $14.621      $13.722      $13.056      $12.992      $12.039
Number of accumulation
 units outstanding at end
 of period                      39,215        5,815        7,040        2,780           12
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $21.332      $25.240      $17.723      $13.209      $12.995(1)
Value at end of period         $15,879      $21.332      $25.240      $17.723      $13.209
Number of accumulation
 units outstanding at end
 of period                      72,514       37,392       25,768        2,555          498
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $23.741      $28.463      $17.499      $13.724      $13.565(1)
Value at end of period         $18.212      $23.741      $28.463      $17.499      $13.724
Number of accumulation
 units outstanding at end
 of period                     151,241       90,052       65,151       14,918          971
JANUS TWENTY FUND
Value at beginning of
 period                         $7.820(1)
Value at end of period          $5.140
Number of accumulation
 units outstanding at end
 of period                      33,332
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $16.341      $15.721      $10.029      $10.160(4)
Value at end of period         $14.215      $16.341      $15.721      $10.029
Number of accumulation
 units outstanding at end
 of period                      19,088        2,579          966           27
OPPENHEIMER
STRATEGIC BOND FUND/VA
Value at beginning of
 period                        $10.226      $10.074       $9.905       $9.720(5)
Value at end of period         $10.604      $10.226      $10.074       $9.905
Number of accumulation
 units outstanding at end
 of period                       4,183          767          783           22
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $12.659      $10.812       $9.581       $8.980(3)
Value at end of period         $10.525      $12.659      $10.812       $9.581
Number of accumulation
 units outstanding at end
 of period                       2,203        1,087        1,354           31

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $21.412      $22.961      $15.602      $14.846(6)
Value at end of period         $15.934      $21.412      $22.961      $15.602
Number of accumulation
 units outstanding at end
 of period                      32,216       12,813        3,853        1,488
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                        $13.367      $18.976      $12.716       $9.915      $10.039(1)
Value at end of period          $9.887      $13.367      $18.976      $12.716       $9.915
Number of accumulation
 units outstanding at end
 of period                      68,031       44,716       34,563        6,017           16
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                        $12.275      $12.993      $10.591      $10.008(7)
Value at end of period          $9.605      $12.275      $12.993      $10.591
Number of accumulation
 units outstanding at end
 of period                      42,534       27,356       20,445          121
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                        $16.869      $21.211      $13.538      $11.633(2)
Value at end of period         $12.191      $16.869      $21.211      $13.538
Number of accumulation
 units outstanding at end
 of period                      25,607       14,556        7,463        3,300
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $20.079      $20.307      $16.784      $14.258(8)
Value at end of period         $17.829      $20.079      $20.307      $16.784
Number of accumulation
 units outstanding at end
 of period                      44,138       25,973       23,320        2,769

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during January 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during June 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during February 1999.
(2) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during December 1998.
(2)  Funds were first received in this option during January 1998.
(3)  Funds were first received in this option during August 1998.
(4)  Funds were first received in this option during July 1998.
(5)  Funds were first received in this option during September 1998.
(6)  Funds were first received in this option during April 1998.
(7)  Funds were first received in this option during May 1998.
(8) Funds were first received in this option during February 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during January 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIII
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                        $15.544      $15.828      $14.002      $13.579      $11.525(1)
Value at end of period         $13.591      $15.544      $15.828      $14.002      $13.579
Number of accumulation
 units outstanding at end
 of period                      17,200       25,072       43,436       26,911        6,392
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.825      $17.115      $15.239      $13.183      $11.130(1)
Value at end of period         $15.931      $16.825      $17.115      $15.239      $13.183
Number of accumulation
 units outstanding at end
 of period                      72,759      165,556      224,431      275,681      250,060
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.770      $11.781      $12.006      $11.231      $10.476(1)
Value at end of period         $13.727      $12.770      $11.781      $12.006      $11.231
Number of accumulation
 units outstanding at end
 of period                      62,226       58,437       88,391      106,179       89,517
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                        $14.651      $14.759      $13.546      $12.938      $11.182(1)
Value at end of period         $13.470      $14.651      $14.759      $13.546      $12.938
Number of accumulation
 units outstanding at end
 of period                      13,896       14,300       34,308       24,882        7,129
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.839      $23.940      $17.943      $13.183      $13.348(2)
Value at end of period         $15.024      $20.839      $23.940      $17.943      $13.183
Number of accumulation
 units outstanding at end
 of period                      19,163       16,705       25,113       14,989          118
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $17.008      $19.323      $16.647      $14.708      $11.805(1)
Value at end of period         $13.718      $17.008      $19.323      $16.647      $14.708
Number of accumulation
 units outstanding at end
 of period                     284,048      329,934      514,328      581,226      508,938
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $20.707      $23.120      $18.815      $14.463      $11.663(1)
Value at end of period         $17.681      $20.707      $23.120      $18.815      $14.463
Number of accumulation
 units outstanding at end
 of period                      42,375       39,703       49,777       26,210        5,517
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.791      $12.477      $10.898       $9.105(1)
Value at end of period         $14.427      $14.791      $12.477      $10.898
Number of accumulation
 units outstanding at end
 of period                       5,029        5,064          933           96
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.489       $9.661       $8.821       $9.569(2)
Value at end of period         $10.618      $10.489       $9.661       $8.821
Number of accumulation
 units outstanding at end
 of period                       3,338        1,569        3,035        1,234
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                        $11.514      $14.618       $9.771       $9.763(1)
Value at end of period          $8.664      $11.514      $14.618       $9.771
Number of accumulation
 units outstanding at end
 of period                       2,848          734          726          167
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                        $14.297      $13.798      $13.033      $12.328      $10.927(1)
Value at end of period         $13.797      $14.297      $13.798      $13.033      $12.328
Number of accumulation
 units outstanding at end
 of period                      10,286       13,274       19,762       23,052       21,027
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.189      $11.590      $11.158      $10.702      $10.264      $10.000(1)
Value at end of period         $12.524      $12.189      $11.590      $11.158      $10.702      $10.264
Number of accumulation
 units outstanding at end
 of period                      76,506       59,675       87,883       76,594       44,265        9,856

------------------------------------------------------------------

                                2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.638      $17.665      $13.657      $13.664      $13.709(2)
Value at end of period         $19.160      $18.638      $17.665      $13.657      $13.664
Number of accumulation
 units outstanding at end
 of period                      13,689       13,933       12,873        9,141          119
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.832       $9.851(1)
Value at end of period          $4.441       $5.832
Number of accumulation
 units outstanding at end
 of period                       8,802        3,756
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $20.679      $18.982      $16.057      $13.271      $13.244(2)
Value at end of period         $18.476      $20.679      $18.982      $16.057      $13.271
Number of accumulation
 units outstanding at end
 of period                       9,254        7,948        5,973        4,025           47
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                        $12.121      $13.762       $9.693(1)
Value at end of period          $9.192      $12.121      $13.762
Number of accumulation
 units outstanding at end
 of period                       2,162        1,957          518
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $9.493      $12.077       $9.380(1)
Value at end of period          $6.204       $9.493      $12.077
Number of accumulation
 units outstanding at end
 of period                       4,996        4,197        1,062
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $9.903      $11.724       $9.204(2)
Value at end of period          $7.554       $9.903      $11.724
Number of accumulation
 units outstanding at end
 of period                      10,181        7,464          464
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $9.715      $11.514       $9.747(1)
Value at end of period          $8.397       $9.715      $11.514
Number of accumulation
 units outstanding at end
 of period                       7,328        3,149          115
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $15.816      $16.515      $14.886      $12.951      $11.071(1)
Value at end of period         $14.550      $15.816      $16.515      $14.886      $12.951
Number of accumulation
 units outstanding at end
 of period                       9,675       23,265       53,770       48,553       37,416
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $17.013      $15.873      $15.100      $13.684      $10.805      $10.000(1)
Value at end of period         $15.984      $17.013      $15.873      $15.100      $13.684      $10.805
Number of accumulation
 units outstanding at end
 of period                      24,882       36,840       77,294       62,313       40,977        4,215
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.829      $23.667      $17.420      $12.632      $10.348      $10.000(1)
Value at end of period         $16.955      $20.829      $23.667      $17.420      $12.632      $10.348
Number of accumulation
 units outstanding at end
 of period                      54,245       80,859      107,839       70,232       43,953        4,472
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $14.761      $18.458      $13.091      $11.745      $10.662(3)
Value at end of period         $11.502      $14.761      $18.458      $13.091      $11.745
Number of accumulation
 units outstanding at end
 of period                       6,014        7,202       10,801        9,778        6,203
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $20.078      $21.749      $17.706      $13.780      $11.228      $10.000(1)
Value at end of period         $17.416      $20.078      $21.749      $17.706      $13.780      $11.228
Number of accumulation
 units outstanding at end
 of period                      50,343       57,857      112,281       85,591       56,042        4,169
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                        $21.088      $31.286      $14.040      $10.578       $9.498      $10.000(1)
Value at end of period         $12.621      $21.088      $31.286      $14.040      $10.578       $9.498
Number of accumulation
 units outstanding at end
 of period                      77,962      111,951      150,087      103,123       77,340        4,932
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $21.523      $22.269      $17.771      $13.387      $11.090      $10.000(1)
Value at end of period         $20.275      $21.523      $22.269      $17.771      $13.387      $11.090
Number of accumulation
 units outstanding at end
 of period                      69,826       75,248       71,007       36,442       15,461           13
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $13.690      $13.032      $12.975      $12.029      $10.882(1)
Value at end of period         $14.579      $13.690      $13.032      $12.975      $12.029
Number of accumulation
 units outstanding at end
 of period                      10,047        7,770       15,890        8,869        4,140

------------------------------------------------------------------

                                2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $21.283      $25.194      $17.700      $13.198      $11.138(1)
Value at end of period         $15.834      $21.283      $25.194      $17.700      $13.198
Number of accumulation
 units outstanding at end
 of period                      32,482       42,066       56,211       39,188       22,179
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $23.686      $28.411      $17.476      $13.712      $11.355      $10.000(1)
Value at end of period         $18.161      $23.686      $28.411      $17.476      $13.712      $11.355
Number of accumulation
 units outstanding at end
 of period                      89,662      103,449      163,390      130,326       77,286            9
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of
 period                        $16.319      $15.707      $10.025       $9.974(2)
Value at end of period         $14.189      $16.319      $15.707      $10.025
Number of accumulation
 units outstanding at end
 of period                       8,601        6,903          775          295
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.213      $10.065       $9.902      $10.052(2)
Value at end of period         $10.584      $10.213      $10.065       $9.902
Number of accumulation
 units outstanding at end
 of period                       1,153          312        1,186          689
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $12.629      $10.792       $9.568      $12.042      $11.865(1)
Value at end of period         $10.495      $12.629      $10.792       $9.568      $12.042
Number of accumulation
 units outstanding at end
 of period                       3,015        5,137        8,711       12,059       12,454
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $21.363      $22.919      $15.582      $12.437      $12.258(3)
Value at end of period         $15.889      $21.363      $22.919      $15.582      $12.437
Number of accumulation
 units outstanding at end
 of period                      28,373       51,927       77,458       75,920       79,382
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                        $13.336      $18.942      $12.699       $9.907      $10.031(3)
Value at end of period          $9.859      $13.336      $18.942      $12.699       $9.907
Number of accumulation
 units outstanding at end
 of period                      83,543       98,119      200,163      196,772      165,668
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                        $12.247      $12.969      $10.577       $8.698       $8.869(3)
Value at end of period          $9.578      $12.247      $12.969      $10.577       $8.698
Number of accumulation
 units outstanding at end
 of period                      58,402       81,794      129,349      135,559      122,863
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                        $16.830      $21.173      $13.520      $11.484      $11.341(3)
Value at end of period         $12.156      $16.830      $21.173      $13.520      $11.484
Number of accumulation
 units outstanding at end
 of period                      21,211       44,357       80,398       88,163       77,528
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $20.032      $20.270      $16.762      $13.288      $13.021(3)
Value at end of period         $17.779      $20.032      $20.270      $16.762      $13.288
Number of accumulation
 units outstanding at end
 of period                      25,440       34,241       62,597       60,127       42,110

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during August 1998.
(2)  Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during January 1997.
(2)  Funds were first received in this option during September 1997.
(3)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                        $15.508      $15.799      $13.983      $13.587(1)
Value at end of period         $13.553      $15.508      $15.799      $13.983
Number of accumulation
 units outstanding at end
 of period                      39,012       39,098       47,132       90,247
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.786      $17.083      $15.219      $13.676(2)
Value at end of period         $15.886      $16.786      $17.083      $15.219
Number of accumulation
 units outstanding at end
 of period                      63,931       48,482       33,948       33,673
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.740      $11.760      $11.990      $11.283(2)
Value at end of period         $13.688      $12.740      $11.760      $11.990
Number of accumulation
 units outstanding at end
 of period                      50,804       28,921       26,798       23,608
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                        $14.617      $14.732      $13.528      $12.915(1)
Value at end of period         $13.432      $14.617      $14.732      $13.528
Number of accumulation
 units outstanding at end
 of period                     352,350      371,913      436,389      499,874
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.800      $23.908      $17.927      $14.173(2)
Value at end of period         $14.988      $20.800      $23.908      $17.927
Number of accumulation
 units outstanding at end
 of period                      13,386       11,753        7,995        7,333
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $16.969      $19.288      $16.625      $14.696      $13.746(1)
Value at end of period         $13.680      $16.969      $19.288      $16.625      $14.696
Number of accumulation
 units outstanding at end
 of period                     209,141      197,617      192,381      224,761           25
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $20.663      $23.082      $18.794      $14.453      $13.642(1)
Value at end of period         $17.634      $20.663      $23.082      $18.794      $14.453
Number of accumulation
 units outstanding at end
 of period                      31,871       35,906       32,936       28,911           24
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.771      $12.466      $10.894       $9.662(3)
Value at end of period         $14.401      $14.771      $12.466      $10.894
Number of accumulation
 units outstanding at end
 of period                       7,819        2,937        1,115          452
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.475       $9.653       $8.818       $9.244(3)
Value at end of period         $10.598      $10.475       $9.653       $8.818
Number of accumulation
 units outstanding at end
 of period                       3,371        2,253        1,733          989
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                        $11.499      $14.606       $9.768       $9.973(3)
Value at end of period          $8.648      $11.499      $14.606       $9.768
Number of accumulation
 units outstanding at end
 of period                       1,171        1,244          354          123
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                        $14.264      $13.773      $13.015      $12.606(2)
Value at end of period         $13.758      $14.264      $13.773      $13.015
Number of accumulation
 units outstanding at end
 of period                      17,388       17,253       27,715       61,973
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.161      $11.569      $11.143      $10.761(2)
Value at end of period         $12.488      $12.161      $11.569      $11.143
Number of accumulation
 units outstanding at end
 of period                      51,519       45,352       40,450       15,147
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.603      $17.641      $13.645      $14.380(2)
Value at end of period         $19.115      $18.603      $17.641      $13.645
Number of accumulation
 units outstanding at end
 of period                      15,471       13,068       18,254       24,930
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.830      $10.021(1)
Value at end of period          $4.437       $5.830
Number of accumulation
 units outstanding at end
 of period                      16,961        7,852
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $20.641      $18.956      $16.044      $14.033(2)
Value at end of period         $18.432      $20.641      $18.956      $16.044
Number of accumulation
 units outstanding at end
 of period                      14,691        7,678       12,127       12,115

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value a beginning of
 period                        $12.111      $13.758      $10.195(1)
Value at end of period          $9.180      $12.111      $13.758
Number of accumulation
 units outstanding at end
 of period                       6,231        1,368          218
AIM V.I. GROWTH FUND
Value a beginning of
 period                         $9.485      $12.073       $9.493(2)
Value at end of period          $6.196       $9.485      $12.073
Number of accumulation
 units outstanding at end
 of period                      12,715        6,982          167
AIM V.I. CORE EQUITY FUND
Value a beginning of
 period                         $9.895      $11.720       $9.601(3)
Value at end of period          $7.544       $9.895      $11.720
Number of accumulation
 units outstanding at end
 of period                      31,088       15,556          179
AIM V.I. PREMIER EQUITY
FUND
Value a beginning of
 period                         $9.707      $11.510       $9.848(1)
Value at end of period          $8.386       $9.707      $11.510
Number of accumulation
 units outstanding at end
 of period                       5,729        2,497          156
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of
 period                        $15.780      $16.485      $14.867      $13.354(2)
Value at end of period         $14.509      $15.780      $16.485      $14.867
Number of accumulation
 units outstanding at end
 of period                       2,958        8,799        6,433        2,926
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $16.974      $15.844      $15.080      $14.168(2)
Value at end of period         $15.939      $16.974      $15.844      $15.080
Number of accumulation
 units outstanding at end
 of period                      31,625       30,503       21,440       13,584
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.781      $23.624      $17.397      $13.438(2)
Value at end of period         $16.907      $20.781      $23.624      $17.397
Number of accumulation
 units outstanding at end
 of period                      85,637       71,710       55,527       58,305
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $14.727      $18.424      $13.074       $12.43(2)
Value at end of period         $11.470      $14.727      $18.424      $13.074
Number of accumulation
 units outstanding at end
 of period                       2,349        3,777        2,471        5,797
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $20.031      $21.710      $17.683      $13.768      $12.889(2)
Value at end of period         $17.367      $20.031      $21.710      $17.683      $13.768
Number of accumulation
 units outstanding at end
 of period                      35,773       35,454       29,986       29,528           27
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                        $21.039      $31.229      $14.022      $10.956(2)
Value at end of period         $12.586      $21.039      $31.229      $14.022
Number of accumulation
 units outstanding at end
 of period                     103,448       85,842       67,583       43,050
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $21.474      $22.228      $17.747      $14.246(2)
Value at end of period         $20.218      $21.474      $22.228      $17.747
Number of accumulation
 units outstanding at end
 of period                      44,270       32,903       22,044       21,105
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $13.658      $13.008      $12.958      $12.212(2)
Value at end of period         $14.538      $13.658      $13.008      $12.958
Number of accumulation
 units outstanding at end
 of period                      14,538        9,742        6,648       13,990
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $21.234      $25.148      $17.677      $14.218(2)
Value at end of period         $15.789      $21.234      $25.148      $17.677
Number of accumulation
 units outstanding at end
 of period                      49,170       46,995       32,113       19,754
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $23.632      $28.360      $17.453      $13.701      $13.856(2)
Value at end of period         $18.109      $23.632      $28.360      $17.453      $13.701
Number of accumulation
 units outstanding at end
 of period                      79,146       64,986       50,750       46,824           27
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $16.297      $15.694       $9.897(4)
Value at end of period         $14.163      $16.297      $15.694
Number of accumulation
 units outstanding at end
 of period                       7,919        3,943          132
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.199      $10.057       $9.898       $9.905(4)
Value at end of period         $10.565      $10.199      $10.057       $9.898
Number of accumulation
 units outstanding at end
 of period                       1,929          334           89           57
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $12.600      $10.772       $9.556      $11.980(3)
Value at end of period         $10.465      $12.600      $10.772       $9.556
Number of accumulation
 units outstanding at end
 of period                       4,777        2,780        2,437        2,826
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $21.313      $22.878      $15.561      $13.387(2)
Value at end of period         $15.845      $21.313      $22.878      $15.561
Number of accumulation
 units outstanding at end
 of period                      23,150       21,154       19,495       19,782
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                        $13.305      $18.907      $12.683      $11.093(2)
Value at end of period          $9.832      $13.305      $18.907      $12.683
Number of accumulation
 units outstanding at end
 of period                      80,837       76,968       69,822       88,261

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------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                        $12.218      $12.945      $10.563       $9.310(2)
Value at end of period          $9.551      $12.218      $12.945      $10.563
Number of accumulation
 units outstanding at end
 of period                      39,153       34,058       33,672       49,879
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                        $16.791      $21.134      $13.502      $12.274(2)
Value at end of period         $12.122      $16.791      $21.134      $13.502
Number of accumulation
 units outstanding at end
 of period                      13,728       19,314       15,623       13,604
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $19.986      $20.233      $16.740      $14.232(2)
Value at end of period         $17.729      $19.986      $20.233      $16.740
Number of accumulation
 units outstanding at end
 of period                      24,564       21,355       24,522       45,971

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during June 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.
(2)  Funds were first received in this option during August 1999.
(3)  Funds were first received in this option during June 1999.
(4) Funds were first received in this option during February 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during February 1998.
(3)  Funds were first received in this option during June 1998.
(4) Funds were first received in this option during December 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during July 1997.
(2)  Funds were first received in this option during June 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XV
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                               2001         2000
                                               ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                  $15.400      $16.103(1)
Value at end of period                        $13.439      $15.400
Number of accumulation units outstanding
 at end of period                                   9           13
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                  $16.670      $16.663(1)
Value at end of period                        $15.752      $16.670
Number of accumulation units outstanding
 at end of period                                 531           74
ING VP BOND PORTFOLIO
Value at beginning of period                  $12.652      $11.769(1)
Value at end of period                        $13.573      $12.652
Number of accumulation units outstanding
 at end of period                                 480           58
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                  $14.516      $14.793(1)
Value at end of period                        $14.082      $14.516
Number of accumulation units outstanding
 at end of period                                   0            4
ING VP GROWTH PORTFOLIO
Value at beginning of period                  $20.684      $23.242(1)
Value at end of period                        $14.882      $20.684
Number of accumulation units outstanding
 at end of period                                 789          194
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                  $16.851      $18.079(1)
Value at end of period                        $13.565      $16.851
Number of accumulation units outstanding
 at end of period                                 262           66
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                  $20.530      $21.210(1)
Value at end of period                        $17.494      $20.530
Number of accumulation units outstanding
 at end of period                                 593          167
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                  $14.712      $12.420(1)
Value at end of period                        $14.321      $14.712
Number of accumulation units outstanding
 at end of period                               1,324          101
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                  $10.433       $9.777(1)
Value at end of period                        $10.540      $10.433
Number of accumulation units outstanding
 at end of period                                 228           15
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                  $11.453      $15.783(1)
Value at end of period                         $8.150      $11.453
Number of accumulation units outstanding
 at end of period                                   0            7
ING VP LEGACY PORTFOLIO
Value at beginning of period                  $13.694(1)
Value at end of period                        $13.642
Number of accumulation units outstanding
 at end of period                                   3
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                  $12.077      $11.577(1)
Value at end of period                        $12.383      $12.077
Number of accumulation units outstanding
 at end of period                               5,210           47
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                  $18.499      $22.460(1)
Value at end of period                        $18.979      $18.499
Number of accumulation units outstanding
 at end of period                                 372          132
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                   $5.893(2)
Value at end of period                         $4.426
Number of accumulation units outstanding
 at end of period                                 765
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                  $20.526      $17.510(1)
Value at end of period                        $18.302      $20.526
Number of accumulation units outstanding
 at end of period                                 165           28
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                  $12.081      $14.449(1)
Value at end of period                         $9.143      $12.081
Number of accumulation units outstanding
 at end of period                               1,035           91
AIM V.I. GROWTH FUND
Value at beginning of period                   $9.461      $12.477(1)
Value at end of period                         $6.171       $9.461
Number of accumulation units outstanding
 at end of period                               1,346           67

------------------------------------------------------------------

                                               2001         2000
                                               ----         ----
AIM V.I. CORE EQUITY FUND
Value at beginning of period                   $9.870      $11.204(1)
Value at end of period                         $7.513       $9.870
Number of accumulation units outstanding
 at end of period                               1,187           32
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                   $9.683      $11.307(1)
Value at end of period                         $8.352       $9.683
Number of accumulation units outstanding
 at end of period                               5,423          165
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                  $15.670      $15.730(1)
Value at end of period                        $14.386      $15.670
Number of accumulation units outstanding
 at end of period                               1,719          170
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                  $16.856      $13.910(1)
Value at end of period                        $15.805      $16.856
Number of accumulation units outstanding
 at end of period                               1,669           79
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                  $20.637      $23.491(1)
Value at end of period                        $16.765      $20.637
Number of accumulation units outstanding
 at end of period                               2,316          569
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period                  $14.625      $17.843(1)
Value at end of period                        $11.373      $14.625
Number of accumulation units outstanding
 at end of period                                 121           14
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                  $19.892      $20.986(1)
Value at end of period                        $17.221      $19.892
Number of accumulation units outstanding
 at end of period                                 200          110
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                  $20.893      $30.334(2)
Value at end of period                        $12.479      $20.893
Number of accumulation units outstanding
 at end of period                               5,094        1,476
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                  $21.325      $21.906(1)
Value at end of period                        $20.048      $21.325
Number of accumulation units outstanding
 at end of period                               1,251          374
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                  $13.563      $13.025(1)
Value at end of period                        $14.416      $13.563
Number of accumulation units outstanding
 at end of period                               1,068           90
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                  $21.086      $24.785(1)
Value at end of period                        $15.656      $21.086
Number of accumulation units outstanding
 at end of period                               1,405          385
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                  $23.468      $27.255(2)
Value at end of period                        $17.957      $23.468
Number of accumulation units outstanding
 at end of period                               3,171          503
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                  $16.231      $15.714(2)
Value at end of period                        $14.085      $16.231
Number of accumulation units outstanding
 at end of period                               1,170          106
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                  $10.562(3)
Value at end of period                        $10.507
Number of accumulation units outstanding
 at end of period                                  32
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                  $21.165      $24.002(1)
Value at end of period                        $15.711      $21.165
Number of accumulation units outstanding
 at end of period                                 597           32
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                  $13.213      $17.600(2)
Value at end of period                         $9.749      $13.213
Number of accumulation units outstanding
 at end of period                                 296          199
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                  $12.133      $12.502(1)
Value at end of period                         $9.470      $12.133
Number of accumulation units outstanding
 at end of period                                 248           49
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                  $15.807(2)
Value at end of period                        $12.020
Number of accumulation units outstanding
 at end of period                                 224
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                  $19.847      $19.539(1)
Value at end of period                        $17.579      $19.847
Number of accumulation units outstanding
 at end of period                                 347      88

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during April 2001.
(2)  Funds were first received in this option during February 2001.
(3) Funds were first received in this option during March 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during February 2000.
(2)  Funds were first received in this option during January 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVI
           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
         ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                        $15.472      $15.770      $13.965      $13.557      $12.564(1)
Value at end of period         $13.515      $15.472      $15.770      $13.965      $13.557
Number of accumulation
 units outstanding at end
 of period                       8,645        4,619        1,617        1,249          253
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.747      $17.052      $15.199      $13.161      $11.921(1)
Value at end of period         $15.842      $16.747      $17.052      $15.199      $13.161
Number of accumulation
 units outstanding at end
 of period                       7,085        6,532        2,089        1,535          133
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.711      $11.738      $11.975      $11.217(1)
Value at end of period         $13.650      $12.711      $11.738      $11.975
Number of accumulation
 units outstanding at end
 of period                      28,418        9,827          521        1,197
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                        $14.584      $14.705      $13.510      $12.917      $12.024(1)
Value at end of period         $13.395      $14.584      $14.705      $13.510      $12.917
Number of accumulation
 units outstanding at end
 of period                      13,693       11,050        9,107        8,075           93
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.761      $23.875      $17.912      $12.876(1)
Value at end of period         $14.953      $20.761      $23.875      $17.912
Number of accumulation
 units outstanding at end
 of period                      14,690       10,084        7,486        5,419
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $16.929      $19.253      $16.603      $14.684      $12.851(2)
Value at end of period         $13.641      $16.929      $19.253      $16.603      $14.684
Number of accumulation
 units outstanding at end
 of period                      75,992       53,513       35,468       35,133        1,646
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $20.618      $23.044      $18.772      $14.444      $14.070(3)
Value at end of period         $17.587      $20.618      $23.044      $18.772      $14.444
Number of accumulation
 units outstanding at end
 of period                      34,503       23,353        6,043          594           10
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.751      $12.455      $10.154(1)
Value at end of period         $14.374      $14.751      $12.455
Number of accumulation
 units outstanding at end
 of period                       9,459        2,019        1,234
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.461       $8.614(1)
Value at end of period         $10.579      $10.461
Number of accumulation
 units outstanding at end
 of period                       4,435          693
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                        $11.484      $14.594      $10.086(1)
Value at end of period          $8.632      $11.484      $14.594
Number of accumulation
 units outstanding at end
 of period                       3,881        1,174          126
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                        $14.231      $13.748      $12.998      $12.308      $12.362(4)
Value at end of period         $13.720      $14.231      $13.748      $12.998      $12.308
Number of accumulation
 units outstanding at end
 of period                       8,425        7,350        5,897        5,866            2
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.133      $11.548      $11.128      $10.746(2)
Value at end of period         $12.453      $12.133      $11.548      $11.128
Number of accumulation
 units outstanding at end
 of period                      31,487       24,433       11,404        6,649
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.568      $17.617      $13.633      $13.203(1)
Value at end of period         $19.070      $18.568      $17.617      $13.633
Number of accumulation
 units outstanding at end
 of period                      15,435        9,885        8,928        7,548
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.828       $9.934(2)
Value at end of period          $4.434       $5.828
Number of accumulation
 units outstanding at end
 of period                      10,887        2,632
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $20.602      $18.930      $16.030      $12.844(1)
Value at end of period         $18.388      $20.602      $18.930      $16.030
Number of accumulation
 units outstanding at end
 of period                       7,402        1,988        2,022        1,234

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value a beginning of
 period                        $12.101      $13.753      $12.638(2)
Value at end of period          $9.168      $12.101      $13.753
Number of accumulation
 units outstanding at end
 of period                       8,718        4,931           17
AIM V.I. GROWTH FUND
Value a beginning of
 period                         $9.477      $12.069       $9.783(3)
Value at end of period          $6.188       $9.477      $12.069
Number of accumulation
 units outstanding at end
 of period                      16,456        7,192           23
AIM V.I. CORE EQUITY FUND
Value a beginning of
 period                         $9.887      $11.716       $9.470(3)
Value at end of period          $7.534       $9.887      $11.716
Number of accumulation
 units outstanding at end
 of period                      19,324        7,623           22
AIM V.I. PREMIER EQUITY
FUND
Value a beginning of
 period                         $9.699      $10.796(3)
Value at end of period          $8.375       $9.699
Number of accumulation
 units outstanding at end
 of period                      23,859       16,464
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $15.743      $16.455      $14.847      $12.930      $12.790(5)
Value at end of period         $14.468      $15.743      $16.455      $14.847      $12.930
Number of accumulation
 units outstanding at end
 of period                       3,686          999          270           51            6
FIDELITY-REGISTERED
TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $16.935      $15.815      $15.061      $13.661      $13.299(5)
Value at end of period         $15.894      $16.935      $15.815      $15.061      $13.661
Number of accumulation
 units outstanding at end
 of period                      25,563       15,146       11,533        8,741            6
FIDELITY-REGISTERED
TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of
 period                        $20.733      $23.581      $17.374      $12.612      $11.704(1)
Value at end of period         $16.860      $20.733      $23.581      $17.374      $12.612
Number of accumulation
 units outstanding at end
 of period                      47,070       33,790       23,472        9,906          214
FIDELITY-REGISTERED
TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of
 period                        $14.693      $18.391      $13.056      $11.726      $12.512(3)
Value at end of period         $11.438      $14.693      $18.391      $13.056      $11.726
Number of accumulation
 units outstanding at end
 of period                       9,531        8,005        6,718          688           22
FIDELITY-REGISTERED
TRADEMARK- VIP
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $19.985      $21.670      $17.659      $13.757      $11.902(2)
Value at end of period         $17.319      $19.985      $21.670      $17.659      $13.757
Number of accumulation
 units outstanding at end
 of period                      27,983       18,640       13,062       11,737          390
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                        $20.990      $31.172      $14.003      $10.561       $9.646(1)
Value at end of period         $12.550      $20.990      $31.172      $14.003      $10.561
Number of accumulation
 units outstanding at end
 of period                      72,228       41,375       17,486        4,812          262
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $21.424      $22.188      $17.724      $13.370(1)
Value at end of period         $20.161      $21.424      $22.188      $17.724
Number of accumulation
 units outstanding at end
 of period                      29,572       18,356        7,932          798
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $13.626      $12.985      $12.940      $12.112(1)
Value at end of period         $14.497      $13.626      $12.985      $12.940
Number of accumulation
 units outstanding at end
 of period                      10,488        6,997        1,754          126
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $21.184      $25.103      $17.653      $13.177      $13.270(3)
Value at end of period         $15.745      $21.184      $25.103      $17.653      $13.177
Number of accumulation
 units outstanding at end
 of period                      39,970       25,076        9,890        5,365           32
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $23.577      $28.308      $17.430      $13.690      $13.125(1)
Value at end of period         $18.058      $23.577      $28.308      $17.430      $13.690
Number of accumulation
 units outstanding at end
 of period                      51,271       32,758       19,060       10,441          273
LORD ABBETT GROWTH AND
INCOME PORTFOLIO
Value at beginning of
 period                         $9.427(1)
Value at end of period          $9.703
Number of accumulation
 units outstanding at end
 of period                           4
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $16.275      $15.681      $11.614(4)
Value at end of period         $14.137      $16.275      $15.681
Number of accumulation
 units outstanding at end
 of period                      11,458        3,912            8
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.185      $10.048       $9.869(5)
Value at end of period         $10.545      $10.185      $10.048
Number of accumulation
 units outstanding at end
 of period                       2,707        2,119            9
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                        $11.497(2)   $10.753       $9.543      $12.022      $11.717(1)
Value at end of period         $10.436      $11.832      $10.753       $9.543      $12.022
Number of accumulation
 units outstanding at end
 of period                          40            0           71           53           35
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $21.264      $22.836      $15.541      $12.394(1)
Value at end of period         $15.800      $21.264      $22.836      $15.541
Number of accumulation
 units outstanding at end
 of period                       9,841        6,816        3,709        1,060

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                        $13.274      $18.873      $12.666       $9.891      $10.015(5)
Value at end of period          $9.804      $13.274      $18.873      $12.666       $9.891
Number of accumulation
 units outstanding at end
 of period                      39,073       32,839       26,072       21,617           99
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                        $12.190      $12.922      $10.549       $8.597(1)
Value at end of period          $9.524      $12.190      $12.922      $10.549
Number of accumulation
 units outstanding at end
 of period                       8,680        4,913        3,583        3,244
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                        $16.752      $21.096      $13.485      $11.465      $11.323(5)
Value at end of period         $12.088      $16.752      $21.096      $13.485      $11.465
Number of accumulation
 units outstanding at end
 of period                       7,772        6,896        3,170        2,493          189
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $19.939      $20.196      $16.718      $13.156(1)
Value at end of period         $17.679      $19.939      $20.196      $16.718
Number of accumulation
 units outstanding at end
 of period                       7,849        2,906        1,434        1,239

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during November 2001.
(2) Funds were first received in this option during January 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during April 2000.
(2)  Funds were first received in this option during June 2000.
(3) Funds were first received in this option during January 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during March 1999.
(2)  Funds were first received in this option during December 1999.
(3)  Funds were first received in this option during October 1999.
(4)  Funds were first received in this option during August 1999.
(5) Funds were first received in this option during January 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2) Funds were first received in this option during February 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during May 1997.
(3)  Funds were first received in this option during September 1997.
(4)  Funds were first received in this option during October 1997.
(5)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVII
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of
 period                        $15.436      $15.742      $13.946      $13.546      $11.759(1)
Value at end of period         $13.477      $15.436      $15.742      $13.946      $13.546
Number of accumulation
 units outstanding at end
 of period                       7,857       12,799        2,120        1,424          855
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                        $16.708      $17.021      $15.179      $13.150      $11.717(2)
Value at end of period         $15.797      $16.708      $17.021      $15.179      $13.150
Number of accumulation
 units outstanding at end
 of period                       3,721        4,388          113            8          459
ING VP BOND PORTFOLIO
Value at beginning of
 period                        $12.681      $11.717      $11.959      $11.203      $10.974(1)
Value at end of period         $13.611      $12.681      $11.717      $11.959      $11.203
Number of accumulation
 units outstanding at end
 of period                       4,921        7,648       36,650       59,443          279
ING VP CROSSROADS
PORTFOLIO
Value at beginning of
 period                        $14.550      $14.679      $13.492      $12.906      $11.380(1)
Value at end of period         $13.357      $14.550      $14.679      $13.492      $12.906
Number of accumulation
 units outstanding at end
 of period                       5,657       14,624          870          521          641
ING VP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.723      $23.843      $18.880(1)
Value at end of period         $14.918      $20.723      $23.843
Number of accumulation
 units outstanding at end
 of period                       4,067        6,817          381
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                        $16.890      $19.218      $16.581      $14.672      $12.519(1)
Value at end of period         $13.603      $16.890      $19.218      $16.581      $14.672
Number of accumulation
 units outstanding at end
 of period                      10,253       12,706        4,575        2,880        3,082
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of
 period                        $20.574      $23.006      $18.751      $14.435      $11.470(3)
Value at end of period         $17.541      $20.574      $23.006      $18.751      $14.435
Number of accumulation
 units outstanding at end
 of period                      12,543       18,316       14,317       12,423        8,665
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of
 period                        $14.731      $12.445      $10.887       $9.805(1)
Value at end of period         $14.348      $14.731      $12.445      $10.887
Number of accumulation
 units outstanding at end
 of period                       1,285        1,744          385           41
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of
 period                        $10.447       $9.637       $8.812       $8.198(1)
Value at end of period         $10.559      $10.447       $9.637       $8.812
Number of accumulation
 units outstanding at end
 of period                         172           22          468           49
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of
 period                        $11.468      $14.582      $10.019(1)
Value at end of period          $8.616      $11.468      $14.582
Number of accumulation
 units outstanding at end
 of period                          92          174          149
ING VP LEGACY PORTFOLIO
Value at beginning of
 period                        $14.198      $13.723      $12.981      $12.298      $11.401(2)
Value at end of period         $13.681      $14.198      $13.723      $12.981      $12.298
Number of accumulation
 units outstanding at end
 of period                       2,683        6,774        1,546       30,755           74
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                        $12.105      $11.527      $11.114      $10.676      $10.358(3)
Value at end of period         $12.418      $12.105      $11.527      $11.114      $10.676
Number of accumulation
 units outstanding at end
 of period                      17,088       11,514        5,569       13,000        8,302
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning of
 period                        $18.534      $21.056(1)
Value at end of period         $19.024      $18.534
Number of accumulation
 units outstanding at end
 of period                       4,254       14,212
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.826      $10.134(2)
Value at end of period          $4.430       $5.826
Number of accumulation
 units outstanding at end
 of period                       2,131          857
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of
 period                        $20.564      $18.904      $16.016      $15.827(2)
Value at end of period         $18.345      $20.564      $18.904      $16.016
Number of accumulation
 units outstanding at end
 of period                       1,796        8,401          192           88

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                        $12.091      $13.748       $9.857(2)
Value at end of period          $9.155      $12.091      $13.748
Number of accumulation
 units outstanding at end
 of period                       1,797          640           54
AIM V.I. GROWTH FUND
Value at beginning of
 period                         $9.469      $12.064       $9.916(3)
Value at end of period          $6.179       $9.469      $12.064
Number of accumulation
 units outstanding at end
 of period                       2,225          961          105
AIM V.I. CORE EQUITY FUND
Value at beginning of
 period                         $9.878      $11.712      $10.636(4)
Value at end of period          $7.523       $9.878      $11.712
Number of accumulation
 units outstanding at end
 of period                       9,769        4,846          893
AIM V.I. PREMIER EQUITY
FUND
Value at beginning of
 period                         $9.691      $11.502      $10.847(4)
Value at end of period          $8.363       $9.691      $11.494
Number of accumulation
 units outstanding at end
 of period                       1,317        1,329           10
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of
 period                        $15.707      $16.426      $14.827      $12.919      $11.742(2)
Value at end of period         $14.427      $15.707      $16.426      $14.827      $12.919
Number of accumulation
 units outstanding at end
 of period                       1,989        1,433           44           13           44
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of
 period                        $16.896      $15.786      $15.041      $13.650      $10.942(3)
Value at end of period         $15.850      $16.896      $15.786      $15.041      $13.650
Number of accumulation
 units outstanding at end
 of period                       8,325        6,031        4,118        3,612        7,817
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of
 period                        $20.684      $23.538      $17.351      $12.601      $10.724(1)
Value at end of period         $16.812      $20.684      $23.538      $17.351      $12.601
Number of accumulation
 units outstanding at end
 of period                      14,252       23,713        7,251        2,636        2,031
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of
 period                        $14.659      $18.357      $13.039      $11.716      $11.785(1)
Value at end of period         $11.406      $14.659      $18.357      $13.039      $11.716
Number of accumulation
 units outstanding at end
 of period                       1,871        2,481          469          408          348
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of
 period                        $19.938      $21.631      $17.636      $13.746      $11.031(3)
Value at end of period         $17.270      $19.938      $21.631      $17.636      $13.746
Number of accumulation
 units outstanding at end
 of period                       6,241       10,383       12,867       10,681        7,728
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of
 period                        $20.942      $31.116      $13.985      $10.552       $8.944(1)
Value at end of period         $12.515      $20.942      $31.116      $13.985      $10.552
Number of accumulation
 units outstanding at end
 of period                      18,927       25,985        9,014        3,586        2,527
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of
 period                        $21.374      $22.147      $17.701      $13.354      $12.113(2)
Value at end of period         $20.104      $21.374      $22.147      $17.701      $13.354
Number of accumulation
 units outstanding at end
 of period                      14,744       11,435        2,769          668          369
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of
 period                        $13.595      $12.961      $12.923      $12.225(3)
Value at end of period         $14.457      $13.595      $12.961      $12.923
Number of accumulation
 units outstanding at end
 of period                         773        1,972        4,549        8,960
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of
 period                        $21.135      $25.057      $17.630      $13.166      $10.962(3)
Value at end of period         $15.701      $21.135      $25.057      $17.630      $13.166
Number of accumulation
 units outstanding at end
 of period                      10,657       11,631        4,722          911          637
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of
 period                        $23.522      $28.257      $17.407      $13.679      $11.961(3)
Value at end of period         $18.008      $23.522      $28.257      $17.407      $13.679
Number of accumulation
 units outstanding at end
 of period                      12,768       22,895       14,291        6,473        2,018
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $16.253      $15.668      $10.015       $9.965(2)
Value at end of period         $14.111      $16.253      $15.668      $10.015
Number of accumulation
 units outstanding at end
 of period                       1,535          526           31          139
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of
 period                        $10.172      $10.252(2)
Value at end of period         $10.526      $10.172
Number of accumulation
 units outstanding at end
 of period                         133          171
ING VP NATURAL RESOURCES
TRUST
Value at beginning of
 period                                                               $12.012      $10.678(3)
Value at end of period                                                 $9.340      $12.012
Number of accumulation
 units outstanding at end
 of period                                                                  0            5
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of
 period                        $21.214      $22.794      $15.520      $12.406      $12.230(4)
Value at end of period         $15.755      $21.214      $22.794      $15.520      $12.406
Number of accumulation
 units outstanding at end
 of period                       3,331        2,742        4,032        1,074          237
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of
 period                        $13.244      $18.838      $12.649       $9.883      $10.007(4)
Value at end of period          $9.776      $13.244      $18.838      $12.649       $9.883
Number of accumulation
 units outstanding at end
 of period                       2,994       11,429        7,480        5,462        3,595

------------------------------------------------------------------

                                2001         2000         1999         1998         1997
                                ----         ----         ----         ----         ----
ING MFS RESEARCH
PORTFOLIO
Value at beginning of
 period                        $12.162      $12.898      $10.535       $8.677       $8.848(4)
Value at end of period          $9.497      $12.162      $12.898      $10.535       $8.677
Number of accumulation
 units outstanding at end
 of period                         642        2,272        6,221        5,146        1,788
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of
 period                        $16.714      $21.057      $13.467      $11.456      $11.314(4)
Value at end of period         $12.054      $16.714      $21.057      $13.467      $11.456
Number of accumulation
 units outstanding at end
 of period                         503        1,108          462          313          200
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of
 period                        $19.893      $20.160      $16.696      $13.256      $12.991(4)
Value at end of period         $17.629      $19.893      $20.160      $16.696      $13.256
Number of accumulation
 units outstanding at end
 of period                         559        5,083        3,215        2,748        1,649

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during April 2000.
(2) Funds were first received in this option during July 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during February 1999.
(2)  Funds were first received in this option during October 1999.
(3)  Funds were first received in this option during September 1999.
(4) Funds were first received in this option during November 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during November 1998.
(2)  Funds were first received in this option during December 1998.
(3) Funds were first received in this option during March 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during May 1997.
(2)  Funds were first received in this option during June 1997.
(3)  Funds were first received in this option during April 1997.
(4)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XVIII
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                     2001         2000         1999         1998
                                     ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of period        $15.365      $15.685      $13.910      $14.731(1)
Value at end of period              $13.401      $15.365      $15.685      $13.910
Number of accumulation units
 outstanding at end of period         5,179        3,008          457          136
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of period        $16.631      $16.960      $15.139      $14.278(1)
Value at end of period              $15.708      $16.631      $16.960      $15.139
Number of accumulation units
 outstanding at end of period        11,109        3,655        1,122          533
ING VP BOND PORTFOLIO
Value at beginning of period        $12.623      $11.674      $11.927      $11.423(1)
Value at end of period              $13.535      $12.623      $11.674      $11.927
Number of accumulation units
 outstanding at end of period        10,134        3,130          324          189
ING VP CROSSROADS PORTFOLIO
Value at beginning of period        $14.483      $14.625      $13.457      $13.846(1)
Value at end of period              $13.282      $14.483      $14.625      $13.457
Number of accumulation units
 outstanding at end of period        11,787        4,151        1,479          501
ING VP GROWTH PORTFOLIO
Value at beginning of period        $20.646      $23.778      $17.865      $15.724(1)
Value at end of period              $14.847      $20.646      $23.778      $17.865
Number of accumulation units
 outstanding at end of period         8,808        2,989          746          211
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of period        $16.812      $19.148      $16.537      $16.562(2)
Value at end of period              $13.526      $16.812      $19.148      $16.537
Number of accumulation units
 outstanding at end of period        43,851       23,600        2,977          934
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period        $20.486      $22.930      $18.708      $16.556(1)
Value at end of period              $17.448      $20.486      $22.930      $18.708
Number of accumulation units
 outstanding at end of period        41,188        9,814        1,399          173
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning of period        $14.692      $12.564(1)
Value at end of period              $14.295      $14.692
Number of accumulation units
 outstanding at end of period        10,547        1,017
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period        $10.419       $9.746(1)
Value at end of period              $10.520      $10.419
Number of accumulation units
 outstanding at end of period         7,760        2,255
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period        $11.437      $14.557      $10.925(1)
Value at end of period               $8.584      $11.437      $14.557
Number of accumulation units
 outstanding at end of period         3,041          423           21
ING VP LEGACY PORTFOLIO
Value at beginning of period        $14.132      $13.673      $12.666(2)
Value at end of period              $13.604      $14.132      $13.673
Number of accumulation units
 outstanding at end of period         2,548        1,038          125
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period        $12.049      $11.485      $11.084      $10.821(1)
Value at end of period              $12.348      $12.049      $11.485      $11.084
Number of accumulation units
 outstanding at end of period        28,987        6,042          441          161
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period        $18.465      $17.545      $13.598      $11.872(3)
Value at end of period              $18.935      $18.465      $17.545      $13.598
Number of accumulation units
 outstanding at end of period         8,634        2,612          283           72
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period         $5.822      $10.067(2)
Value at end of period               $4.422       $5.822
Number of accumulation units
 outstanding at end of period         9,124        2,174
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning of period        $20.488      $18.852      $15.988      $15.181(1)
Value at end of period              $18.258      $20.488      $18.852      $15.988
Number of accumulation units
 outstanding at end of period         5,534        1,417          136           39

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------------------------------------------------------------------

                                     2001         2000         1999         1998
                                     ----         ----         ----         ----
ING VP NATURAL RESOURCES TRUST
Value at beginning of period        $11.955(1)
Value at end of period              $10.348
Number of accumulation units
 outstanding at end of period            82
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period        $12.070      $14.449(1)
Value at end of period               $9.131      $12.070
Number of accumulation units
 outstanding at end of period        10,570        4,731
AIM V.I. GROWTH FUND
Value at beginning of period         $9.453      $12.056      $10.959(3)
Value at end of period               $6.163       $9.453      $12.056
Number of accumulation units
 outstanding at end of period        10,441        2,382            3
AIM V.I. CORE EQUITY FUND
Value at beginning of period         $9.862      $11.707(1)
Value at end of period               $7.503       $9.862
Number of accumulation units
 outstanding at end of period        16,420        5,051
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period         $9.675      $11.494      $10.003(4)
Value at end of period               $8.341       $9.675      $11.486
Number of accumulation units
 outstanding at end of period         4,552        1,954          507
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $15.634      $16.366      $14.950(5)
Value at end of period              $14.346      $15.634      $16.366
Number of accumulation units
 outstanding at end of period         4,471        1,624          508
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period        $16.817      $15.729      $15.001      $15.124(1)
Value at end of period              $15.760      $16.817      $15.729      $15.001
Number of accumulation units
 outstanding at end of period        18,022        1,913        1,189        2,077
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning of period        $20.589      $23.453      $17.305      $14.386(1)
Value at end of period              $16.718      $20.589      $23.453      $17.305
Number of accumulation units
 outstanding at end of period        51,222       10,224        6,554        4,116
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning of period        $14.591      $18.291      $13.005      $13.828(1)
Value at end of period              $11.341      $14.591      $18.291      $13.005
Number of accumulation units
 outstanding at end of period         2,208          626          156          113
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period        $19.846      $21.552      $17.590      $15.738(2)
Value at end of period              $17.173      $19.846      $21.552      $17.590
Number of accumulation units
 outstanding at end of period        24,304        9,052        3,062        1,990
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period        $20.845      $31.003      $13.948      $11.943(2)
Value at end of period              $12.444      $20.845      $31.003      $13.948
Number of accumulation units
 outstanding at end of period        61,718       18,685        2,357        1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $21.276      $22.067      $17.654      $15.102(1)
Value at end of period              $19.991      $21.276      $22.067      $17.654
Number of accumulation units
 outstanding at end of period        46,953       23,489        1,224          564
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $13.532      $12.914      $12.889      $12.375(1)
Value at end of period              $14.375      $13.532      $12.914      $12.889
Number of accumulation units
 outstanding at end of period        13,733        5,876          169           30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $21.038      $24.966      $17.584      $15.123(1)
Value at end of period              $15.612      $21.038      $24.966      $17.584
Number of accumulation units
 outstanding at end of period        24,527        6,689        3,143        2,368
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $23.414      $28.154      $17.361      $16.231(2)
Value at end of period              $17.906      $23.414      $28.154      $17.361
Number of accumulation units
 outstanding at end of period        49,761       18,965        2,148          649
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period         $8.366(2)
Value at end of period               $9.696
Number of accumulation units
 outstanding at end of period            60
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period        $16.210      $15.641      $10.008      $10.041(4)
Value at end of period              $14.059      $16.210      $15.641      $10.008
Number of accumulation units
 outstanding at end of period         8,512        1,536           31           14
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period        $10.144      $10.064(1)
Value at end of period              $10.487      $10.144
Number of accumulation units
 outstanding at end of period         2,048          710
PIONEER EQUITY INCOME VCT
PORTFOLIO
Value at beginning of period         $9.055(2)
Value at end of period               $9.603
Number of accumulation units
 outstanding at end of period            63

------------------------------------------------------------------

                                     2001         2000         1999         1998
                                     ----         ----         ----         ----
PIONEER FUND VCT PORTFOLIO
Value at beginning of period         $8.475(2)
Value at end of period               $9.414
Number of accumulation units
 outstanding at end of period             3
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $21.116      $22.712      $15.479      $14.631(1)
Value at end of period              $15.667      $21.116      $22.712      $15.479
Number of accumulation units
 outstanding at end of period        10,076        1,603           95           46
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $13.182      $18.770      $12.616      $11.707(1)
Value at end of period               $9.721      $13.182      $18.770      $12.616
Number of accumulation units
 outstanding at end of period        20,142        3,932        1,615          928
ING MFS RESEARCH PORTFOLIO
Value at beginning of period        $12.105      $12.851      $10.507       $9.977(1)
Value at end of period               $9.443      $12.105      $12.851      $10.507
Number of accumulation units
 outstanding at end of period         6,502        3,599          406          220
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $16.636      $20.981      $13.431      $13.542(1)
Value at end of period              $11.986      $16.636      $20.981      $13.431
Number of accumulation units
 outstanding at end of period         4,501        1,838          182          125
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $19.801      $20.086      $16.652      $15.190(1)
Value at end of period              $17.530      $19.801      $20.086      $16.652
Number of accumulation units
 outstanding at end of period        11,447        2,103        2,478        1,525

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during April 2001.
(2) Funds were first received in this option during September 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during February 2000.
(2) Funds were first received in this option during July 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during July 1999.
(2)  Funds were first received in this option during March 1999.
(3)  Funds were first received in this option during November 1999.
(4)  Funds were first received in this option during August 1999.
(5) Funds were first received in this option during February 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during April 1998.
(3)  Funds were first received in this option during September 1998.
(4)  Funds were first received in this option during July 1998.

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------------------------------------------------------------------

                                   TABLE XIX
  FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning
 of period                     $15.294      $15.628      $13.873      $13.502      $11.422(1)
Value at end of period         $13.326      $15.294      $15.628      $13.873      $13.502
Number of accumulation
 units outstanding at end
 of period                       4,550          671       12,770       14,280        9,985
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning
 of period                     $16.554      $16.898      $15.099      $13.107      $11.009(1)
Value at end of period         $15.620      $16.554      $16.898      $15.099      $13.107
Number of accumulation
 units outstanding at end
 of period                       1,077          409       10,946        9,091        7,997
ING VP BOND PORTFOLIO
Value at beginning
 of period                     $12.564      $11.632      $11.896      $11.166      $10.442(1)
Value at end of period         $13.459      $12.564      $11.632      $11.896      $11.166
Number of accumulation
 units outstanding at end
 of period                       1,612          695        6,253       27,680        2,940
ING VP CROSSROADS
PORTFOLIO
Value at beginning
 of period                     $14.416      $14.572      $13.421      $12.864      $11.093(1)
Value at end of period         $13.207      $14.416      $14.572      $13.421      $12.864
Number of accumulation
 units outstanding at end
 of period                         842          472       15,405       22,768       30,806
ING VP GROWTH PORTFOLIO
Value at beginning
 of period                     $20.569      $23.713      $17.834      $13.027(1)
Value at end of period         $14.777      $20.569      $23.713      $17.834
Number of accumulation
 units outstanding at end
 of period                       4,078        5,215        5,473        3,470
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning
 of period                     $16.734      $19.078      $16.493      $14.624      $11.429      $10.000(1)
Value at end of period         $13.450      $16.734      $19.078      $16.493      $14.624      $11.429
Number of accumulation
 units outstanding at end
 of period                       9,105       13,522       55,797       47,950       40,309            5
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning
 of period                     $20.399      $22.855      $18.665      $14.397      $11.374(1)
Value at end of period         $17.356      $20.399      $22.855      $18.665      $14.397
Number of accumulation
 units outstanding at end
 of period                       5,902        6,603       22,097       16,814        3,156
ING VP INDEX PLUS MIDCAP
PORTFOLIO
Value at beginning
 of period                     $14.653      $12.403      $10.872       $9.216(2)
Value at end of period         $14.242      $14.653      $12.403      $10.872
Number of accumulation
 units outstanding at end
 of period                         918          341          161           45
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning
 of period                     $10.391       $9.604       $8.800       $7.150(2)
Value at end of period         $10.481      $10.391       $9.604       $8.800
Number of accumulation
 units outstanding at end
 of period                          92          117          233           78
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning
 of period                     $11.407      $14.532      $10.050(1)
Value at end of period          $8.553      $11.407      $14.532
Number of accumulation
 units outstanding at end
 of period                         588          232           36
ING VP LEGACY PORTFOLIO
Value at beginning
 of period                     $14.067      $13.623      $12.913      $12.257      $10.835(2)
Value at end of period         $13.527      $14.067      $13.623      $12.913      $12.257
Number of accumulation
 units outstanding at end
 of period                         189          370        7,896       14,097       14,983
ING VP MONEY MARKET
PORTFOLIO
Value at beginning
 of period                     $11.993      $11.443      $11.055      $10.641      $10.249(1)
Value at end of period         $12.279      $11.993      $11.443      $11.055      $10.641
Number of accumulation
 units outstanding at end
 of period                       4,959        1,424       14,503       13,218       13,868
ING VP SMALL COMPANY
PORTFOLIO
Value at beginning
 of period                     $18.396      $17.497      $13.574      $13.629      $13.952(3)
Value at end of period         $18.845      $18.396      $17.497      $13.574      $13.629
Number of accumulation
 units outstanding at end
 of period                       2,243        1,486        3,951        3,581           47
ING VP TECHNOLOGY
PORTFOLIO
Value at beginning of
 period                         $5.818      $10.630(1)
Value at end of period          $4.414       $5.818
Number of accumulation
 units outstanding at end
 of period                         297            7
ING VP VALUE OPPORTUNITY
PORTFOLIO
Value at beginning
 of period                     $20.412      $18.801      $15.960      $13.237      $12.103(4)
Value at end of period         $18.172      $20.412      $18.801      $15.960      $13.237
Number of accumulation
 units outstanding at end
 of period                         906          461        2,344        2,432          795

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------------------------------------------------------------------

                                2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of
 period                        $12.050      $14.116(2)
Value at end of period          $9.106      $12.050
Number of accumulation
 units outstanding at end
 of period                       2,667        1,233
AIM V.I. GROWTH FUND
Value at beginning
 of period                      $9.437      $12.048       $9.898(2)
Value at end of period          $6.146       $9.437      $12.048
Number of accumulation
 units outstanding at end
 of period                         905          343          135
AIM V.I. CORE EQUITY FUND
Value at beginning
 of period                      $9.845      $11.695       $9.550(3)
Value at end of period          $7.483       $9.845      $11.695
Number of accumulation
 units outstanding at end
 of period                       3,567        3,046           22
AIM V.I. PREMIER EQUITY
FUND
Value at beginning
 of period                      $9.658      $11.486      $10.442(4)
Value at end of period          $8.318       $9.658      $11.502
Number of accumulation
 units outstanding at end
 of period                       1,183          588           67
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning
 of period                     $15.562      $16.306      $14.749      $12.877      $10.955(1)
Value at end of period         $14.265      $15.562      $16.306      $14.749      $12.877
Number of accumulation
 units outstanding at end
 of period                         371          148        3,026        1,709        1,007
FIDELITY-REGISTERED TRADEMARK-
VIP EQUITY-INCOME PORTFOLIO
Value at beginning
 of period                     $16.740      $15.672      $14.961      $13.606      $10.905(1)
Value at end of period         $15.672      $16.740      $15.672      $14.961      $13.606
Number of accumulation
 units outstanding at end
 of period                       4,805        4,922       11,235        9,414        9,207
FIDELITY-REGISTERED TRADEMARK-
VIP GROWTH PORTFOLIO
Value at beginning
 of period                     $20.494      $23.368      $17.259      $12.560      $10.537(1)
Value at end of period         $16.624      $20.494      $23.368      $17.259      $12.560
Number of accumulation
 units outstanding at end
 of period                       4,427        5,157       30,213       12,956        2,793
FIDELITY-REGISTERED TRADEMARK-
VIP OVERSEAS PORTFOLIO
Value at beginning
 of period                     $14.523      $18.224      $12.971      $11.678      $10.566(1)
Value at end of period         $11.278      $14.523      $18.224      $12.971      $11.678
Number of accumulation
 units outstanding at end
 of period                          37           28          956          468          107
FIDELITY-REGISTERED TRADEMARK-
VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning
 of period                     $19.755      $21.474      $17.543      $13.701      $11.436(1)
Value at end of period         $17.076      $19.755      $21.474      $17.543      $13.701
Number of accumulation
 units outstanding at end
 of period                       9,811       11,468       14,452       11,751        8,704
FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Value at beginning of
 period                         $9.925(1)
Value at end of period         $10.282
Number of accumulation
 units outstanding at end
 of period                          17
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning
 of period                     $20.748      $30.890      $13.911      $10.518       $9.477      $10.000(1)
Value at end of period         $12.374      $20.748      $30.890      $13.911      $10.518       $9.477
Number of accumulation
 units outstanding at end
 of period                      13,963       12,541       19,942       13,650       12,648            9
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning
 of period                     $21.177      $21.987      $17.607      $13.310      $11.136(1)
Value at end of period         $19.879      $21.177      $21.987      $17.607      $13.310
Number of accumulation
 units outstanding at end
 of period                       3,646       11,525       31,263       20,319        2,801
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning
 of period                     $13.469      $12.867      $12.855      $11.960      $10.955(2)
Value at end of period         $14.294      $13.469      $12.867      $12.855      $11.960
Number of accumulation
 units outstanding at end
 of period                         820          637          669          248          118
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning
 of period                     $20.940      $24.875      $17.537      $13.123      $11.002(1)
Value at end of period         $15.524      $20.940      $24.875      $17.537      $13.123
Number of accumulation
 units outstanding at end
 of period                       6,365        5,216       10,931        8,842        5,724
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning
 of period                     $23.305      $28.052      $17.315      $13.634      $11.483(1)
Value at end of period         $17.806      $23.305      $28.052      $17.315      $13.634
Number of accumulation
 units outstanding at end
 of period                      12,161       16,550       34,244       23,085       16,828
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of
 period                        $16.166      $15.883(2)
Value at end of period         $14.007      $16.166
Number of accumulation
 units outstanding at end
 of period                         611          508
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning
 of period                     $10.117      $10.006       $9.878       $9.973(3)
Value at end of period         $10.449      $10.117      $10.006       $9.878
Number of accumulation
 units outstanding at end
 of period                         201          134           69            3
PIONEER MID CAP VALUE VCT
PORTFOLIO
Value at beginning of
 period                         $9.832(1)
Value at end of period          $9.949
Number of accumulation
 units outstanding at end
 of period                         271
ING VP NATURAL RESOURCES
TRUST
Value at beginning
 of period                                  $10.655       $9.480      $11.973      $11.712(1)
Value at end of period                      $10.674      $10.655       $9.480      $11.973
Number of accumulation
 units outstanding at end
 of period                                        0          147          318          627

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------------------------------------------------------------------

                                2001         2000         1999         1998         1997         1996
                                ----         ----         ----         ----         ----         ----
ING MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning
 of period                     $21.019      $22.629      $15.438      $12.365      $12.192(5)
Value at end of period         $15.579      $21.019      $22.629      $15.438      $12.365
Number of accumulation
 units outstanding at end
 of period                       1,302        1,517        1,541        1,256           80
ING MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning
 of period                     $13.121      $18.702      $12.582       $9.850       $9.976(5)
Value at end of period          $9.666      $13.121      $18.702      $12.582       $9.850
Number of accumulation
 units outstanding at end
 of period                       7,301        6,877        7,942        5,349        2,413
ING MFS RESEARCH
PORTFOLIO
Value at beginning
 of period                     $12.049      $12.805      $10.479       $8.649       $8.821(5)
Value at end of period          $9.390      $12.049      $12.805      $10.479       $8.649
Number of accumulation
 units outstanding at end
 of period                       1,483        5,882        1,992        1,814          442
ING SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning
 of period                     $16.559      $20.905      $13.396      $11.418      $11.279(5)
Value at end of period         $11.919      $16.559      $20.905      $13.396      $11.418
Number of accumulation
 units outstanding at end
 of period                       2,880        2,838        3,469        3,208        2,665
ING T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning
 of period                     $19.710      $20.013      $16.608      $13.212      $12.951(5)
Value at end of period         $17.431      $19.710      $20.013      $16.608      $13.212
Number of accumulation
 units outstanding at end
 of period                         517          981        7,740        5,824        3,802

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during August 2001.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during July 2000.
(2)  Funds were first received in this option during January 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during January 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during October 1999.
(4)  Funds were first received in this option during November 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during August 1998.
(3)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during January 1997.
(2)  Funds were first received in this option during April 1997.
(3)  Funds were first received in this option during September 1997.
(4)  Funds were first received in this option during July 1997.
(5)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XX
                    FOR CONTRACTS ISSUED UNDER 401(a) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2001            2000
                                                 ----            ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                     $15.662         $16.192(1)
Value at end of period                           $13.734         $15.662
Number of accumulation units outstanding
 at end of period                                 18,369          15,300
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $16.953         $17.735(1)
Value at end of period                           $16.098         $16.953
Number of accumulation units outstanding
 at end of period                                338,782         348,078
ING VP BOND PORTFOLIO
Value at beginning of period                     $12.867         $12.155(1)
Value at end of period                           $13.871         $12.867
Number of accumulation units outstanding
 at end of period                                158,919         165,139
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                     $14.763         $14.969(1)
Value at end of period                           $13.611         $14.763
Number of accumulation units outstanding
 at end of period                                  7,214           6,471
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $20.969         $26.062(1)
Value at end of period                           $15.161         $20.969
Number of accumulation units outstanding
 at end of period                                 61,211          59,769
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $17.138         $19.041(1)
Value at end of period                           $13.862         $17.138
Number of accumulation units outstanding
 at end of period                              1,142,704       1,179,341
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $20.854         $23.001(1)
Value at end of period                           $17.857         $20.854
Number of accumulation units outstanding
 at end of period                                 88,176          83,050
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.860         $14.131(1)
Value at end of period                           $14.536         $14.860
Number of accumulation units outstanding
 at end of period                                 37,986           8,616
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.538          $9.929(1)
Value at end of period                           $10.698         $10.538
Number of accumulation units outstanding
 at end of period                                 10,634           1,305
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $11.568         $14.803(1)
Value at end of period                            $8.729         $11.568
Number of accumulation units outstanding
 at end of period                                 11,003          11,241
ING VP LEGACY PORTFOLIO
Value at beginning of period                     $14.406         $14.232(1)
Value at end of period                           $13.942         $14.406
Number of accumulation units outstanding
 at end of period                                  2,429           1,444
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $12.282         $11.938(1)
Value at end of period                           $12.655         $12.282
Number of accumulation units outstanding
 at end of period                                143,580         119,289
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $18.754         $20.872(1)
Value at end of period                           $19.334         $18.754
Number of accumulation units outstanding
 at end of period                                 79,782          68,242
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $5.842          $9.939(1)
Value at end of period                            $4.461          $5.842
Number of accumulation units outstanding
 at end of period                                 78,903          18,107
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $20.809         $19.863(1)
Value at end of period                           $18.644         $20.809
Number of accumulation units outstanding
 at end of period                                 49,203           8,034

------------------------------------------------------------------

                                                 2001            2000
                                                 ----            ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                     $12.160         $14.837(1)
Value at end of period                            $9.248         $12.160
Number of accumulation units outstanding
 at end of period                                 34,825          11,676
AIM V.I. GROWTH FUND
Value at beginning of period                      $9.524         $12.619(1)
Value at end of period                            $6.242          $9.524
Number of accumulation units outstanding
 at end of period                                 24,342           9,126
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $9.935         $11.807(1)
Value at end of period                            $7.599          $9.935
Number of accumulation units outstanding
 at end of period                                 28,283          15,235
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $9.746         $11.438(1)
Value at end of period                            $8.448          $9.746
Number of accumulation units outstanding
 at end of period                                 51,883          27,162
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $15.937         $16.973(1)
Value at end of period                           $14.702         $15.937
Number of accumulation units outstanding
 at end of period                                 23,099          20,994
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $17.143         $15.457(1)
Value at end of period                           $16.152         $17.143
Number of accumulation units outstanding
 at end of period                                 96,375          74,096
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                     $20.988         $24.889(1)
Value at end of period                           $17.133         $20.988
Number of accumulation units outstanding
 at end of period                                199,671         158,991
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period                     $14.874         $17.531(1)
Value at end of period                           $11.623         $14.874
Number of accumulation units outstanding
 at end of period                                 25,656          21,267
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                     $20.231         $21.474(1)
Value at end of period                           $17.599         $20.231
Number of accumulation units outstanding
 at end of period                                145,752         139,446
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $21.249         $31.793(1)
Value at end of period                           $12.754         $21.249
Number of accumulation units outstanding
 at end of period                                336,511         331,173
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $21.688         $22.439(1)
Value at end of period                           $20.487         $21.688
Number of accumulation units outstanding
 at end of period                                120,125          90,307
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $13.794         $13.199(1)
Value at end of period                           $14.732         $13.794
Number of accumulation units outstanding
 at end of period                                 26,491          21,144
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $21.445         $25.641(1)
Value at end of period                           $16.000         $21.445
Number of accumulation units outstanding
 at end of period                                105,687          84,667
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $23.867         $29.012(1)
Value at end of period                           $18.351         $23.867
Number of accumulation units outstanding
 at end of period                                254,990         251,658
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $16.395         $17.346(1)
Value at end of period                           $14.296         $16.395
Number of accumulation units outstanding
 at end of period                                 62,870          18,702
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.260         $10.217(1)
Value at end of period                           $10.664         $10.260
Number of accumulation units outstanding
 at end of period                                  9,974           8,349
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $12.726         $11.307(1)
Value at end of period                           $10.605         $12.726
Number of accumulation units outstanding
 at end of period                                  6,888           6,520
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $21.526         $24.748(1)
Value at end of period                           $16.056         $21.526
Number of accumulation units outstanding
 at end of period                                 50,046          45,922
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                     $13.438         $19.145(1)
Value at end of period                            $9.963         $13.438
Number of accumulation units outstanding
 at end of period                                201,762         202,745

------------------------------------------------------------------

                                                 2001            2000
                                                 ----            ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                     $12.340         $13.783(1)
Value at end of period                            $9.678         $12.340
Number of accumulation units outstanding
 at end of period                                135,544         134,121
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                     $16.959         $19.321(1)
Value at end of period                           $12.284         $16.959
Number of accumulation units outstanding
 at end of period                                 37,912          39,738
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                     $20.185         $21.893(1)
Value at end of period                           $17.965         $20.185
Number of accumulation units outstanding
 at end of period                                 95,738          86,755

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXI
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2001        2000        1999         1998         1997
                                                  ----        ----        ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                      $17.601     $17.940      $15.886      $15.422      $13.025
Value at end of period                            $15.374     $17.601      $17.940      $15.886      $15.422
Number of accumulation units
 outstanding at end of period                   2,337,042   2,468,024    2,759,063    3,508,677    3,543,367
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                      $23.936     $24.372      $21.723      $18.811      $15.551
Value at end of period                            $22.642     $23.936      $24.372      $21.723      $18.811
Number of accumulation units
 outstanding at end of period                  15,791,704  18,322,641   21,610,375   25,990,902   34,194,804
ING VP BOND PORTFOLIO
Value at beginning of period                      $15.007     $13.859      $14.137      $13.238      $12.377
Value at end of period                            $16.115     $15.007      $13.859      $14.137      $13.238
Number of accumulation units
 outstanding at end of period                  11,769,149   9,870,708   11,928,359   15,101,998   18,047,780
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                      $16.322     $16.458      $15.120      $14.456      $12.450
Value at end of period                            $14.991     $16.322      $16.458      $15.120      $14.456
Number of accumulation units
 outstanding at end of period                   1,945,392   2,083,593    2,306,431    2,863,812    2,469,082
ING VP GROWTH PORTFOLIO
Value at beginning of period                      $20.761     $23.875      $17.912      $13.173      $11.635(1)
Value at end of period                            $14.953     $20.761      $23.875      $17.912      $13.173
Number of accumulation units
 outstanding at end of period                   3,666,868   4,162,082    3,505,798    2,395,680       41,928
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                      $25.588     $29.100      $25.094      $22.194      $17.302
Value at end of period                            $20.618     $25.588      $29.100      $25.094      $22.194
Number of accumulation units
 outstanding at end of period                  75,994,481  90,718,317  107,941,232  134,233,828  177,627,474
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of period                      $20.618     $23.044      $18.772      $14.444      $10.924
Value at end of period                            $17.587     $20.618      $23.044      $18.772      $14.444
Number of accumulation units
 outstanding at end of period                  11,127,272  10,804,600   10,058,181    7,100,483    4,796,644
ING VP INDEX PLUS
MIDCAP PORTFOLIO
Value at beginning of period                      $14.751     $12.455      $10.891      $10.107(1)
Value at end of period                            $14.374     $14.751      $12.455      $10.891
Number of accumulation units
 outstanding at end of period                   2,436,650   1,651,222      395,150      146,921
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                      $10.461      $9.645       $8.815       $9.996(1)
Value at end of period                            $10.579     $10.461       $9.645       $8.815
Number of accumulation units
 outstanding at end of period                   1,157,606     528,978      407,203      253,184
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of period                      $11.484     $14.594       $9.765      $10.182(1)
Value at end of period                             $8.632     $11.484      $14.594       $9.765
Number of accumulation units
 outstanding at end of period                     715,656     697,215      271,052       97,660

                                                  1996         1995         1994         1993      1992
                                                  ----         ----         ----         ----      ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                       $10.673      $10.000(1)
Value at end of period                             $13.025      $10.673
Number of accumulation units
 outstanding at end of period                    1,314,997      393,053
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                       $13.673      $10.868      $11.057     $10.189  $12.736(1)
Value at end of period                             $15.551      $13.673      $10.868     $11.057  $10.189
Number of accumulation units
 outstanding at end of period                   36,147,028   38,152,395   23,139,604  11,368,365   11,508
ING VP BOND PORTFOLIO
Value at beginning of period                       $12.098      $10.360      $10.905     $10.068  $36.789(2)
Value at end of period                             $12.377      $12.098      $10.360     $10.905  $10.068
Number of accumulation units
 outstanding at end of period                   20,036,622   21,379,976   11,713,354   4,084,142    3,870
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                       $10.612      $10.000(1)
Value at end of period                             $12.450      $10.612
Number of accumulation units
 outstanding at end of period                      918,336      294,673
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                       $14.077      $10.778      $11.020     $10.454  $97.165(3)
Value at end of period                             $17.302      $14.077      $10.778     $11.020  $10.454
Number of accumulation units
 outstanding at end of period                  185,328,132  188,964,022  114,733,035  44,166,470   21,250
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.924
Number of accumulation units
 outstanding at end of period                      879,588
ING VP INDEX PLUS
MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                                  2001        2000        1999         1998         1997
                                                  ----        ----        ----         ----         ----
ING VP LEGACY PORTFOLIO
Value at beginning of period                      $15.599     $15.070      $14.248      $13.491      $11.930
Value at end of period                            $15.039     $15.599      $15.070      $14.248      $13.491
Number of accumulation units
 outstanding at end of period                   1,083,315   1,251,618    1,420,931   11,971,281    1,624,842
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                      $13.571     $12.917      $12.447      $11.951      $11.473
Value at end of period                            $13.929     $13.571      $12.917      $12.447      $11.951
Number of accumulation units
 outstanding at end of period                   9,788,389   9,554,319   11,010,659   10,102,496   12,191,085
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                      $18.568     $17.617      $13.633      $13.654      $12.299(2)
Value at end of period                            $19.070     $18.568      $17.617      $13.633      $13.654
Number of accumulation units
 outstanding at end of period                   2,827,320   2,460,640    1,598,682    1,696,714      253,548
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                       $5.831      $9.999(1)
Value at end of period                             $4.436      $5.831
Number of accumulation units outstanding at
 end of period                                  3,252,927   2,082,586
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                      $20.602     $18.930      $16.030      $13.261      $12.913(3)
Value at end of period                            $18.388     $20.602      $18.930      $16.030      $13.261
Number of accumulation units
 outstanding at end of period                   2,189,268   1,174,458      987,707    1,079,291      100,928
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $12.101     $13.753      $10.217(1)
Value at end of period                             $9.168     $12.101      $13.753
Number of accumulation units
 outstanding at end of period                   1,022,141   1,020,762       77,470
AIM V.I. GROWTH FUND
Value at beginning of period                       $9.477     $12.069       $9.513(1)
Value at end of period                             $6.188      $9.477      $12.069
Number of accumulation units
 outstanding at end of period                   1,216,675   1,068,221      240,556
AIM V.I. CORE EQUITY FUND
Value at beginning of period                       $9.887     $11.716       $9.627(1)
Value at end of period                             $7.534      $9.887      $11.716
Number of accumulation units
 outstanding at end of period                   2,942,079   2,698,140      470,277
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                       $9.699     $11.506       $9.747(1)
Value at end of period                             $8.375      $9.699      $11.506
Number of accumulation units
 outstanding at end of period                   1,044,830     862,416      405,286
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                      $21.722     $22.705      $20.485      $17.840      $15.044
Value at end of period                            $19.962     $21.722      $22.705      $20.485      $17.840
Number of accumulation units
 outstanding at end of period                     947,780   1,065,388    1,118,008    1,306,652    1,499,989
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                      $19.632     $18.334      $17.459      $15.837      $12.518
Value at end of period                            $18.426     $19.632      $18.334      $17.459      $15.837
Number of accumulation units
 outstanding at end of period                   5,040,744   4,252,752    5,366,553    6,281,077    7,111,490
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                      $22.858     $25.999      $19.155      $13.904      $11.402
Value at end of period                            $18.588     $22.858      $25.999      $19.155      $13.904
Number of accumulation units
 outstanding at end of period                   9,927,690  10,298,747    9,652,436    7,144,438    6,586,698

                                                  1996         1995         1994         1993      1992
                                                  ----         ----         ----         ----      ----
ING VP LEGACY PORTFOLIO
Value at beginning of period                       $10.580      $10.000(1)
Value at end of period                             $11.930      $10.580
Number of accumulation units
 outstanding at end of period                      513,590      143,637

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                       $11.026      $10.528      $10.241     $10.048  $33.812(4)
Value at end of period                             $11.473      $11.026      $10.528     $10.241  $10.048
Number of accumulation units
 outstanding at end of period                   13,898,826   12,999,680    7,673,528   2,766,044      825

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                       $13.527      $10.554      $11.036     $10.278  $10.000(5)
Value at end of period                             $15.044      $13.527      $10.554     $11.036  $10.278
Number of accumulation units
 outstanding at end of period                    1,313,324      966,098      521,141     144,168    2,556
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                       $11.092      $10.000(2)
Value at end of period                             $12.518      $11.092
Number of accumulation units
 outstanding at end of period                    5,007,706    1,660,304
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                       $10.066      $10.000(1)
Value at end of period                             $11.402      $10.066
Number of accumulation units
 outstanding at end of period                    5,171,098    1,833,794

------------------------------------------------------------------

                                                  2001        2000        1999         1998         1997
                                                  ----        ----        ----         ----         ----
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                      $15.374     $19.243      $13.662      $12.269      $11.137
Value at end of period                            $11.968     $15.374      $19.243      $13.662      $12.269
Number of accumulation units
 outstanding at end of period                     619,427     655,335      676,303      651,566      718,565
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                      $22.182     $24.053      $19.601      $15.270      $12.455
Value at end of period                            $19.223     $22.182      $24.053      $19.601      $15.270
Number of accumulation units
 outstanding at end of period                   8,115,293   8,555,653    9,498,614    9,575,608   11,399,666
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                       $8.108(1)
Value at end of period                            $10.293
Number of accumulation units outstanding at
 end of period                                      9,279
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $31.406     $46.640      $20.951      $15.801      $14.202
Value at end of period                            $18.778     $31.406      $46.640      $20.951      $15.801
Number of accumulation units
 outstanding at end of period                  13,156,546  14,665,251   12,224,096    7,536,062    9,271,525
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $24.064     $24.922      $19.908      $15.012      $12.449
Value at end of period                            $22.646     $24.064      $24.922      $19.908      $15.012
Number of accumulation units
 outstanding at end of period                   7,232,079   6,650,000    5,686,066    3,192,160    1,911,789
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $16.308     $15.540      $15.487      $14.373      $13.022
Value at end of period                            $17.351     $16.308      $15.540      $15.487      $14.373
Number of accumulation units
 outstanding at end of period                   1,460,675   1,096,265    1,078,342    1,213,451      934,053
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $24.782     $29.366      $20.651      $15.414      $12.716
Value at end of period                            $18.419     $24.782      $29.366      $20.651      $15.414
Number of accumulation units
 outstanding at end of period                   6,230,644   6,820,739    5,434,098    2,995,268    3,100,436
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $28.796     $34.574      $21.288      $16.720      $13.860
Value at end of period                            $22.056     $28.796      $34.574      $21.288      $16.720
Number of accumulation units
 outstanding at end of period                  14,623,768  16,487,772   15,478,181   14,519,620   17,194,687
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                       $8.622(1)
Value at end of period                             $9.703
Number of accumulation units outstanding at
 end of period                                    119,942
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                       $8.112(1)
Value at end of period                             $9.341
Number of accumulation units outstanding at
 end of period                                      6,563
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period                      $13.820(2)
Value at end of period                            $13.823
Number of accumulation units outstanding at
 end of period                                         11
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $16.275     $15.681      $10.018      $10.079(1)
Value at end of period                            $14.137     $16.275      $15.681      $10.018
Number of accumulation units
 outstanding at end of period                   1,933,782   1,084,590      184,292       39,441

                                                  1996         1995         1994         1993      1992
                                                  ----         ----         ----         ----      ----
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                        $9.961      $10.000(1)
Value at end of period                             $11.137       $9.961
Number of accumulation units
 outstanding at end of period                      487,709      196,090
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                       $10.397      $10.000(1)
Value at end of period                             $12.455      $10.397
Number of accumulation units
 outstanding at end of period                    6,812,870    2,116,732
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                       $13.322      $10.581      $10.000(1)
Value at end of period                             $14.202      $13.322      $10.581
Number of accumulation units
 outstanding at end of period                    8,835,470    4,887,060      753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $10.850      $10.000(1)
Value at end of period                             $12.449      $10.850
Number of accumulation units
 outstanding at end of period                      996,510       93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                       $12.077       $9.873      $10.000(1)
Value at end of period                             $13.022      $12.077       $9.873
Number of accumulation units
 outstanding at end of period                      619,287      315,361       28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                       $10.870      $10.000(1)
Value at end of period                             $12.716      $10.870
Number of accumulation units
 outstanding at end of period                    2,018,527      259,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                       $10.877      $10.000(1)
Value at end of period                             $13.860      $10.877
Number of accumulation units
 outstanding at end of period                    8,715,825    1,036,040
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                                  2001        2000        1999         1998         1997
                                                  ----        ----        ----         ----         ----
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                      $10.185     $10.048       $9.895      $10.015(1)
Value at end of period                            $10.545     $10.185      $10.048       $9.895
Number of accumulation units
 outstanding at end of period                     250,140     169,954       90,616       71,074
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                      $16.250     $13.900      $12.336      $15.541      $14.686
Value at end of period                            $13.490     $16.250      $13.900      $12.336      $15.541
Number of accumulation units
 outstanding at end of period                     332,944     373,905      489,113      755,984    1,786,409
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                       $8.697(1)
Value at end of period                             $9.542
Number of accumulation units outstanding at
 end of period                                        359
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                       $8.835(3)
Value at end of period                             $9.446
Number of accumulation units outstanding at
 end of period                                         35
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                       $7.835(4)
Value at end of period                             $8.945
Number of accumulation units outstanding at
 end of period                                      2,339
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                       $9.279(4)
Value at end of period                             $9.610
Number of accumulation units outstanding at
 end of period                                      2,342
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                       $8.496(1)
Value at end of period                             $9.961
Number of accumulation units outstanding at
 end of period                                      3,545
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $33.037     $35.480      $24.145      $19.291      $19.016(4)
Value at end of period                            $24.548     $33.037      $35.480      $24.145      $19.291
Number of accumulation units
 outstanding at end of period                   2,564,561   2,778,966    2,035,825    2,186,996    2,879,845
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $20.033     $28.481      $19.114      $14.927      $15.114(4)
Value at end of period                            $14.795     $20.033      $28.481      $19.114      $14.927
Number of accumulation units
 outstanding at end of period                   8,308,496   9,202,749    9,740,294   11,377,408   16,549,322
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                      $19.365     $20.527      $16.758      $13.795      $14.067(4)
Value at end of period                            $15.129     $19.365      $20.527      $16.758      $13.795
Number of accumulation units
 outstanding at end of period                   5,680,341   6,451,502    7,196,329    8,758,123   11,539,850
ING SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $24.820     $31.255      $19.978      $16.986      $16.776(4)
Value at end of period                            $17.910     $24.820      $31.255      $19.978      $16.986
Number of accumulation units
 outstanding at end of period                   2,680,991   3,143,512    3,509,645    4,030,904    6,242,299

                                                  1996         1995         1994         1993      1992
                                                  ----         ----         ----         ----      ----
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                       $11.720      $10.154      $10.877      $9.832  $10.000(5)
Value at end of period                             $14.686      $11.720      $10.154     $10.877   $9.832
Number of accumulation units
 outstanding at end of period                      966,482      711,892      703,676     135,614      561
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                                  2001        2000        1999         1998         1997         1996
                                                  ----        ----        ----         ----         ----         ----
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                      $21.643     $21.922      $18.146      $14.400      $14.112(4)
Value at end of period                            $19.189     $21.643      $21.922      $18.146      $14.400
Number of accumulation units
 outstanding at end of period                   5,148,257   5,373,949    5,814,568    6,541,819    8,296,964

                                                  1995         1994         1993        1992
                                                  ----         ----         ----        ----
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during September 2001.
(2)  Funds were first received in this option during August 2001.
(3)  Funds were first received in this option during November 2001.
(4)  Funds were first received in this option during October 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during July 1997.
(3)  Funds were first received in this option during August 1997.
(4)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXII
                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                     $17.601    $17.940    $15.886    $15.422    $13.291(1)
Value at end of period                           $15.374    $17.601    $17.940    $15.886    $15.422
Number of accumulation units outstanding at
 end of period                                       203        149     33,852     21,430        380
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $31.424    $32.002    $28.524    $24.700    $20.419
Value at end of period                           $29.730    $31.424    $32.002    $28.524    $24.700
Number of accumulation units outstanding at
 end of period                                    35,756    148,870  2,155,445  2,294,877  2,160,305
ING VP BOND PORTFOLIO
Value at beginning of period                     $58.190    $53.738    $54.819    $51.330    $47.992
Value at end of period                           $62.489    $58.190    $53.738    $54.819    $51.330
Number of accumulation units outstanding at
 end of period                                    11,856      6,930    867,416    994,987    959,336
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                     $16.322    $16.458    $15.120    $14.456    $12.577(1)
Value at end of period                           $14.991    $16.322    $16.458    $15.120    $14.456
Number of accumulation units outstanding at
 end of period                                        35         30     30,738     31,468        873
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $15.760    $18.124    $13.597    $11.392(1)
Value at end of period                           $11.351    $15.760    $18.124    $13.597
Number of accumulation units outstanding at
 end of period                                       675        840        781         17
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                    $250.600   $284.994   $245.765   $217.359   $169.448
Value at end of period                          $201.929   $250.600   $284.994   $245.765   $217.359
Number of accumulation units outstanding at
 end of period                                    10,924     11,885  1,555,542  1,747,097  1,826,355
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $20.618    $23.044    $18.772    $14.444    $14.493(2)
Value at end of period                           $17.587    $20.618    $23.044    $18.772    $14.444
Number of accumulation units outstanding at
 end of period                                       884        529  2,748,955  1,302,825     17,771
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.669(1)   $12.967   $11.338    $9.928(2)
Value at end of period                           $14.965    $13.325    $12.967    $11.338
Number of accumulation units outstanding at
 end of period                                         9          0     73,984     35,201
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                                $10.019     $9.157    $10.193(2)
Value at end of period                                      $10.234    $10.019     $9.157
Number of accumulation units outstanding at
 end of period                                                    0    118,433     81,388
ING VP LEGACY PORTFOLIO
Value at beginning of period                     $15.599    $15.070    $14.248    $13.491    $12.296(3)
Value at end of period                           $15.039    $15.599    $15.070    $14.248    $13.491
Number of accumulation units outstanding at
 end of period                                       621        490     46,462     95,526      2,279

                                                 1996        1995        1994        1993        1992
                                                 ----        ----        ----        ----        ----
ING VP ASCENT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $17.954     $14.270     $14.519     $13.379     $12.736
Value at end of period                           $20.419     $17.954     $14.270     $14.519     $13.379
Number of accumulation units outstanding at
 end of period                                 2,716,641   9,193,181  21,990,186  30,784,750  34,802,433
ING VP BOND PORTFOLIO
Value at beginning of period                     $46.913     $40.173     $42.283     $39.038     $36.789
Value at end of period                           $47.992     $46.913     $40.173     $42.283     $39.038
Number of accumulation units outstanding at
 end of period                                   835,724   2,377,622   5,108,720   8,210,666   8,507,292
ING VP CROSSROADS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                    $137.869    $105.558    $107.925    $102.383     $97.165
Value at end of period                          $169.448    $137.869    $105.558    $107.925    $102.383
Number of accumulation units outstanding at
 end of period                                 2,071,139   6,364,000  13,966,072  21,148,863  24,201,565
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP LEGACY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

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------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $46.754    $44.501    $42.883    $41.174    $39.528
Value at end of period                           $47.989    $46.754    $44.501    $42.883    $41.174
Number of accumulation units outstanding at
 end of period                                     4,461      3,601    845,679    564,537    455,502
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                                $14.274    $12.088    $11.472(2)
Value at end of period                                      $13.820    $14.274    $12.088
Number of accumulation units outstanding at
 end of period                                                    0     74,768     33,957
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $9.942    $11.650(1)
Value at end of period                            $8.584     $9.942
Number of accumulation units outstanding at
 end of period                                        53         18
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                     $28.827    $30.131    $27.186    $23.675    $19.965
Value at end of period                           $26.491    $28.827    $30.131    $27.186    $23.675
Number of accumulation units outstanding at
 end of period                                    19,629     17,779    880,319    917,567    929,282
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $20.561    $19.201    $18.285    $16.587    $13.110
Value at end of period                           $19.298    $20.561    $19.201    $18.285    $16.587
Number of accumulation units outstanding at
 end of period                                       916        876  2,271,494  2,533,673  2,139,178
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $23.158    $26.340    $19.406    $14.087    $11.843(4)
Value at end of period                           $18.832    $23.158    $26.340    $19.406    $14.087
Number of accumulation units outstanding at
 end of period                                       289        163         78         72         29
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                                 $9.638     $9.023
Value at end of period                                       $9.532     $9.638
Number of accumulation units outstanding at
 end of period                                                    0    194,440
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                                                      $11.400    $10.197
Value at end of period                                                            $12.560    $11.400
Number of accumulation units outstanding at
 end of period                                                                          0      1,302
FIDELITY-REGISTERED TRADEMARK- VIP ASSET
MANAGER-SM- PORTFOLIO
Value at beginning of period                                $18.343    $16.719
Value at end of period                                      $17.950    $18.343
Number of accumulation units outstanding at
 end of period                                                    0  1,511,789
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                     $25.097    $27.214    $22.177    $17.276    $14.092
Value at end of period                           $21.749    $25.097    $27.214    $22.177    $17.276
Number of accumulation units outstanding at
 end of period                                     2,117      1,721  3,780,287  3,333,320  2,706,862
FIDELITY VIP INDEX 500 PORTFOLIO
Value at beginning of period                                $28.147    $23.650
Value at end of period                                      $27.124    $28.147
Number of accumulation units outstanding at
 end of period                                                    0  4,354,723
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $36.122    $53.644    $24.098    $18.174    $16.334
Value at end of period                           $21.598    $36.122    $53.644    $24.098    $18.174
Number of accumulation units outstanding at
 end of period                                    73,818     82,204  3,274,450  2,142,130  1,939,607

                                                 1996        1995        1994        1993        1992
                                                 ----        ----        ----        ----        ----
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $37.988     $36.271     $35.282     $34.619     $33.812
Value at end of period                           $39.528     $37.988     $36.271     $35.282     $34.619
Number of accumulation units outstanding at
 end of period                                   597,656   1,836,260   3,679,802   5,086,515   7,534,662
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                     $17.951     $13.990     $14.640     $13.726     $12.913
Value at end of period                           $19.965     $17.951     $13.990     $14.640     $13.726
Number of accumulation units outstanding at
 end of period                                   898,279     856,361     743,464     705,415     503,006
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $11.617     $10.000(1)
Value at end of period                           $13.110     $11.617
Number of accumulation units outstanding at
 end of period                                 1,454,755     628,582
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $10.000(2)
Value at end of period                           $10.197
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP ASSET
MANAGER-SM- PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                     $11.763     $10.000(1)
Value at end of period                           $14.092     $11.763
Number of accumulation units outstanding at
 end of period                                 1,522,169   52521,476
FIDELITY VIP INDEX 500 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $15.323     $12.169     $10.000(1)
Value at end of period                           $16.334     $15.323     $12.169
Number of accumulation units outstanding at
 end of period                                 1,893,718   1,280,953     393,553

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------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $24.071    $24.929    $19.914    $15.016    $12.453
Value at end of period                           $22.652    $24.071    $24.929    $19.914    $15.016
Number of accumulation units outstanding at
 end of period                                       675        592        476      3,698      7,873
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period                     $16.372    $15.601    $15.548    $14.430    $13.074
Value at end of period                           $17.419    $16.372    $15.601    $15.548    $14.430
Number of accumulation units outstanding at
 end of period                                     6,498      2,254      6,629      8,967      5,211
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $27.035    $32.036    $22.529    $16.816    $13.872
Value at end of period                           $20.094    $27.035    $32.036    $22.529    $16.816
Number of accumulation units outstanding at
 end of period                                     1,949      1,534  2,721,885  1,354,047  1,109,942
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $32.189    $38.648    $23.797    $18.690    $15.493
Value at end of period                           $24.654    $32.189    $38.648    $23.797    $18.690
Number of accumulation units outstanding at
 end of period                                     2,206      1,678  5,548,674  4,687,167  3,873,511
MFS-REGISTERED TRADEMARK- TOTAL RETURN
SERIES
Value at beginning of period                                $10.720    $10.531
Value at end of period                                      $10.199    $10.720
Number of accumulation units outstanding at
 end of period                                                    0     63,822
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $16.737    $16.126    $10.303    $10.077(3)
Value at end of period                           $14.538    $16.737    $16.126    $10.303
Number of accumulation units outstanding at
 end of period                                        67         44     59,571     20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                $10.089     $9.935    $10.055(2)
Value at end of period                                      $10.095    $10.089     $9.935
Number of accumulation units outstanding at
 end of period                                                    0    173,219    100,555
ING VP EMERGING MARKETS FUND, INC.
Value at beginning of period                                $12.315     $5.470
Value at end of period                                      $15.140    $12.315
Number of accumulation units outstanding at
 end of period                                                    0    940,817
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $15.061    $12.882    $11.433    $14.403    $13.611
Value at end of period                           $12.503    $15.061    $12.882    $11.433    $14.403
Number of accumulation units outstanding at
 end of period                                     3,386      4,697    437,491    534,962    650,486
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                     $40.144    $43.112    $29.339    $23.440    $23.106(5)
Value at end of period                           $29.828    $40.144    $43.112    $29.339    $23.440
Number of accumulation units outstanding at
 end of period                                    52,756     54,583  2,448,587  2,244,308  2,018,219
ING MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period                     $20.194    $28.710    $19.268    $15.046    $15.236(5)
Value at end of period                           $14.914    $20.194    $28.710    $19.268    $15.046
Number of accumulation units outstanding at
 end of period                                   101,413     96,466  3,024,975  3,101,880  2,707,904
ING MFS RESEARCH
PORTFOLIO
Value at beginning of period                     $16.788    $17.796    $14.528    $11.960    $12.195(5)
Value at end of period                           $13.116    $16.788    $17.796    $14.528    $11.960
Number of accumulation units outstanding at
 end of period                                    75,613     78,522    194,296  1,379,653    232,418

                                                 1996        1995        1994        1993        1992
                                                 ----        ----        ----        ----        ----
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $10.853     $10.000(2)
Value at end of period                           $12.453     $10.853
Number of accumulation units outstanding at
 end of period                                       231         161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period                     $12.124      $9.911     $10.000(2)
Value at end of period                           $13.074     $12.124      $9.911
Number of accumulation units outstanding at
 end of period                                     3,761       3,345       1,555
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $11.859     $10.000(2)
Value at end of period                           $13.872     $11.859
Number of accumulation units outstanding at
 end of period                                   663,945     109,717
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $12.158     $10.000(2)
Value at end of period                           $15.493     $12.158
Number of accumulation units outstanding at
 end of period                                 2,090,908     314,653
MFS-REGISTERED TRADEMARK- TOTAL RETURN
SERIES
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP EMERGING MARKETS FUND, INC.
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $10.862      $9.412     $10.071      $9.193      $9.018
Value at end of period                           $13.611     $10.862      $9.412     $10.071      $9.193
Number of accumulation units outstanding at
 end of period                                   587,248     530,562     533,016     341,771     198,338
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING MFS RESEARCH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

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------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                     $25.876    $32.585    $20.829    $17.709    $17.490(5)
Value at end of period                           $18.672    $25.876    $32.585    $20.829    $17.709
Number of accumulation units outstanding at
 end of period                                    33,687     35,301  2,807,485  2,962,631  3,237,710
ING T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period                     $24.962    $25.283    $20.929    $16.608    $16.276(5)
Value at end of period                           $22.131    $24.962    $25.283    $20.929    $16.608
Number of accumulation units outstanding at
 end of period                                       383        199  1,549,310  1,564,888  1,317,058

                                                 1996        1995        1994        1993        1992
                                                 ----        ----        ----        ----        ----
ING SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during July 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during September 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during February 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during February 1997.
(4)  Funds were first received in this option during January 1997.
(5)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(2) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXIII
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                     $17.437    $17.818    $15.818    $15.394    $13.020(1)
Value at end of period                           $15.194    $17.437    $17.818    $15.818    $15.394
Number of accumulation units outstanding at
 end of period                                    36,845     37,681     40,362     38,620     29,840
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $23.714    $24.206    $21.629    $18.776    $15.674(1)
Value at end of period                           $22.375    $23.714    $24.206    $21.629    $18.776
Number of accumulation units outstanding at
 end of period                                   304,553    317,955    352,495    385,862    478,117
ING VP BOND PORTFOLIO
Value at beginning of period                     $14.868    $13.764    $14.076    $13.213    $12.302(1)
Value at end of period                           $15.926    $14.868    $13.764    $14.076    $13.213
Number of accumulation units outstanding at
 end of period                                   176,720    155,214    186,303    199,388    215,650
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                     $16.170    $16.346    $15.055    $14.430    $12.449(1)
Value at end of period                           $14.814    $16.170    $16.346    $15.055    $14.430
Number of accumulation units outstanding at
 end of period                                    34,726     32,973     32,067     32,997     26,483
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $20.569    $23.713    $17.834    $13.149    $12.739(2)
Value at end of period                           $14.777    $20.569    $23.713    $17.834    $13.149
Number of accumulation units outstanding at
 end of period                                    65,576     74,056     63,831     36,839      3,326
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $25.351    $28.902    $24.986    $22.153    $17.861(1)
Value at end of period                           $20.376    $25.351    $28.902    $24.986    $22.153
Number of accumulation units outstanding at
 end of period                                 1,096,214  1,314,585  1,449,638  1,587,351  1,699,982
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $20.427    $22.887    $18.691    $14.418    $11.345(1)
Value at end of period                           $17.381    $20.427    $22.887    $18.691    $14.418
Number of accumulation units outstanding at
 end of period                                   152,444    146,863    118,788     68,841     27,945
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.653    $12.403    $10.872     $9.946(1)
Value at end of period                           $14.242    $14.653    $12.403    $10.872
Number of accumulation units outstanding at
 end of period                                    42,162     22,440      3,733        203
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.391     $9.604     $8.800     $9.775(2)
Value at end of period                           $10.481    $10.391     $9.604     $8.800
Number of accumulation units outstanding at
 end of period                                    18,943      7,534      1,705        598
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $11.407    $14.532     $9.748     $9.737(3)
Value at end of period                            $8.553    $11.407    $14.532     $9.748
Number of accumulation units outstanding at
 end of period                                     8,304      9,524      4,118      1,095
ING VP LEGACY PORTFOLIO
Value at beginning of period                     $15.454    $14.967    $14.187    $13.467    $11.873(1)
Value at end of period                           $14.862    $15.454    $14.967    $14.187    $13.467
Number of accumulation units outstanding at
 end of period                                    19,581     17,583     23,515     32,088     14,817
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $13.445    $12.829    $12.393    $11.929    $11.592(1)
Value at end of period                           $13.765    $13.445    $12.829    $12.393    $11.929
Number of accumulation units outstanding at
 end of period                                   171,507    131,198    136,761    123,429    176,703

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------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $18.396    $17.497    $13.574    $13.629    $13.629(2)
Value at end of period                           $18.845    $18.396    $17.497    $13.574    $13.629
Number of accumulation units outstanding at
 end of period                                    44,050     40,696     18,033     21,070         82
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $5.821     $9.738(1)
Value at end of period                            $4.417     $5.821
Number of accumulation units outstanding at
 end of period                                    31,262     41,668
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $20.412    $15.960    $13.237    $13.237(2)
Value at end of period                           $18.172    $20.412    $18.801    $15.960    $13.237
Number of accumulation units outstanding at
 end of period                                    23,922     12,929     12,803     15,870         84
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                     $12.050    $13.729    $10.165(1)
Value at end of period                            $9.106    $12.050    $13.729
Number of accumulation units outstanding at
 end of period                                    24,468     28,018      2,372
AIM V.I. GROWTH FUND
Value at beginning of period                      $9.437    $12.048    $10.209(2)
Value at end of period                            $6.146     $9.437    $12.048
Number of accumulation units outstanding at
 end of period                                    29,226     25,091      2,771
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                      $9.845    $11.695     $9.684(3)
Value at end of period                            $7.483     $9.845    $11.695
Number of accumulation units outstanding at
 end of period                                    38,470     38,374      5,151
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $9.658    $11.486     $9.842(3)
Value at end of period                            $8.318     $9.658    $11.486
Number of accumulation units outstanding at
 end of period                                    18,992      9,997      2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $21.521    $22.550    $20.397    $17.808    $14.934(1)
Value at end of period                           $19.727    $21.521    $22.550    $20.397    $17.808
Number of accumulation units outstanding at
 end of period                                    28,749     28,518     27,661     24,487     20,521
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $19.450    $18.209    $17.384    $15.808    $12.711(1)
Value at end of period                           $18.209    $19.450    $18.209    $17.384    $15.808
Number of accumulation units outstanding at
 end of period                                   136,762    118,945    145,786    222,658    117,588
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $22.646    $25.822    $19.072    $13.879    $11.373(1)
Value at end of period                           $18.369    $22.646    $25.822    $19.072    $13.879
Number of accumulation units outstanding at
 end of period                                   211,010    211,306    200,009    228,969    104,982
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $15.231    $19.112    $13.603    $12.247    $11.253(1)
Value at end of period                           $11.827    $15.231    $19.112    $13.603    $12.247
Number of accumulation units outstanding at
 end of period                                    15,492     13,970     12,105     11,523      8,098
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                     $21.977    $23.889    $19.516    $15.242    $12.388(1)
Value at end of period                           $18.997    $21.977    $23.889    $19.516    $15.242
Number of accumulation units outstanding at
 end of period                                   156,910    157,051    170,565    157,444    146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $31.115    $46.323    $20.861    $15.773    $12.594(1)
Value at end of period                           $18.557    $31.115    $46.323    $20.861    $15.773
Number of accumulation units outstanding at
 end of period                                   235,034    230,521    175,442    100,075     85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $23.841    $24.752    $19.822    $14.984    $12.760(1)
Value at end of period                           $22.379    $23.841    $24.752    $19.822    $14.984
Number of accumulation units outstanding at
 end of period                                   154,837    149,659     84,774     53,980     19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $16.157    $15.434    $15.420    $14.347    $13.025(1)
Value at end of period                           $17.147    $16.157    $15.434    $15.420    $14.347
Number of accumulation units outstanding at
 end of period                                    25,090     14,367     13,514     14,524      8,189

------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $24.552    $29.166    $20.562    $15.386    $12.975(1)
Value at end of period                           $18.202    $24.552    $29.166    $20.562    $15.386
Number of accumulation units outstanding at
 end of period                                   129,065    127,708     96,294     56,525     53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $28.529    $34.339    $21.196    $16.689    $14.439(1)
Value at end of period                           $21.796    $28.529    $34.339    $21.196    $16.689
Number of accumulation units outstanding at
 end of period                                   248,276    259,044    215,248    182,951    168,191
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $16.166    $15.615    $10.001     $9.728(3)
Value at end of period                           $14.007    $16.166    $15.615    $10.001
Number of accumulation units outstanding at
 end of period                                    38,712     23,682      7,932        152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.117    $10.006     $9.878     $9.666(4)
Value at end of period                           $10.449    $10.117    $10.006     $9.878
Number of accumulation units outstanding at
 end of period                                     2,600      1,311        234         11
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $16.099    $13.805    $12.283    $15.512    $13.756(1)
Value at end of period                           $13.331    $16.099    $13.805    $12.283    $15.512
Number of accumulation units outstanding at
 end of period                                     4,743      5,288     10,231     14,342     26,426
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $32.731    $35.239    $24.041    $19.256    $18.985(3)
Value at end of period                           $24.260    $32.731    $35.239    $24.041    $19.256
Number of accumulation units outstanding at
 end of period                                    44,604     41,529     34,760     28,002     25,830
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                     $19.847    $28.288    $19.032    $14.899    $15.090(3)
Value at end of period                           $14.621    $19.847    $28.288    $19.032    $14.899
Number of accumulation units outstanding at
 end of period                                   137,851    140,183    133,579    135,641    131,565
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                     $19.185    $20.388    $16.685    $13.770    $14.044(3)
Value at end of period                           $14.951    $19.185    $20.388    $16.685    $13.770
Number of accumulation units outstanding at
 end of period                                   120,475    131,412    139,056    146,728    149,523
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                     $24.590    $31.043    $19.892    $16.955    $16.749(3)
Value at end of period                           $17.699    $24.590    $31.043    $19.892    $16.955
Number of accumulation units outstanding at
 end of period                                    45,752     51,363     52,692     45,320     48,385
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                     $21.443    $21.773    $18.068    $14.374    $14.090(3)
Value at end of period                           $18.964    $21.443    $21.773    $18.068    $14.374
Number of accumulation units outstanding at
 end of period                                    91,527     91,561     93,176     91,620     79,799

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during July 1999.
(3) Funds were first received in this option during June 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during July 1998.
(2)  Funds were first received in this option during May 1998.
(3)  Funds were first received in this option during June 1998.
(4) Funds were first received in this option during November 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during April 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIV
       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                     $17.821    $18.102    $15.974    $15.453    $13.971(1)
Value at end of period                           $15.622    $17.821    $18.102    $15.974    $15.453
Number of accumulation units outstanding at
 end of period                                     1,133      1,660      7,679      9,888     10,257
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $24.150    $24.529    $21.808    $18.837    $16.739(1)
Value at end of period                           $22.902    $24.150    $24.529    $21.808    $18.837
Number of accumulation units outstanding at
 end of period                                   266,176    291,348    343,842    429,954    454,232
ING VP BOND PORTFOLIO
Value at beginning of period                     $15.087    $13.912    $14.171    $13.249    $12.629(1)
Value at end of period                           $16.226    $15.087    $13.912    $14.171    $13.249
Number of accumulation units outstanding at
 end of period                                   259,850    264,385    347,131    421,225    453,723
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                     $16.526    $16.607    $15.204    $14.485    $13.199(1)
Value at end of period                           $15.232    $16.526    $16.607    $15.204    $14.485
Number of accumulation units outstanding at
 end of period                                    28,422     37,614     47,768     50,297     50,297
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $20.761    $23.875    $17.912    $13.173    $12.615(2)
Value at end of period                           $14.953    $20.761    $23.875    $17.912    $13.173
Number of accumulation units outstanding at
 end of period                                    50,160     55,705     48,373     25,257      1,565
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $25.817    $29.287    $25.193    $22.226    $19.673(1)
Value at end of period                           $20.855    $25.817    $29.287    $25.193    $22.226
Number of accumulation units outstanding at
 end of period                                 3,760,768  4,335,996  4,958,303  5,670,691  6,093,102
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $20.692    $23.103    $18.802    $14.452    $12.748(1)
Value at end of period                           $17.668    $20.692    $23.103    $18.802    $14.452
Number of accumulation units outstanding at
 end of period                                    70,818     90,741     80,552     48,459     13,748
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.751    $12.475(1)
Value at end of period                           $14.374    $14.751
Number of accumulation units outstanding at
 end of period                                     7,620      6,140
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.461     $9.645     $8.815     $6.682(1)
Value at end of period                           $10.579    $10.461     $9.645     $8.815
Number of accumulation units outstanding at
 end of period                                    12,866         66        722        748
ING VP LEGACY PORTFOLIO
Value at beginning of period                     $15.795    $15.206    $14.327    $13.518    $12.496(1)
Value at end of period                           $15.281    $15.795    $15.206    $14.327    $13.518
Number of accumulation units outstanding at
 end of period                                    19,598     20,947     22,033     10,684     16,060
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $13.571    $12.917    $12.447    $11.951    $11.674(1)
Value at end of period                           $13.929    $13.571    $12.917    $12.447    $11.951
Number of accumulation units outstanding at
 end of period                                   391,787    442,560    515,621    553,915    591,901
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $18.568    $17.617    $13.633    $13.654    $13.092(2)
Value at end of period                           $19.070    $18.568    $17.617    $13.633    $13.654
Number of accumulation units outstanding at
 end of period                                    10,912      9,443      7,350      4,297      1,779

------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $5.841     $9.365(2)
Value at end of period                            $4.454     $5.841
Number of accumulation units outstanding at
 end of period                                    24,538     22,438
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $20.602    $18.930    $16.030    $12.899(2)
Value at end of period                           $18.388    $20.602    $18.930    $16.030
Number of accumulation units outstanding at
 end of period                                    18,333      8,383     10,011      5,261
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                     $12.106    $13.759    $10.649(1)
Value at end of period                            $9.172    $12.106    $13.759
Number of accumulation units outstanding at
 end of period                                     3,533      3,771      2,465
AIM V.I. GROWTH FUND
Value at beginning of period                      $9.481    $14.498(3)
Value at end of period                            $6.190     $9.481
Number of accumulation units outstanding at
 end of period                                     7,892      7,621
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $9.891    $11.721     $9.763(2)
Value at end of period                            $7.537     $9.891    $11.721
Number of accumulation units outstanding at
 end of period                                    12,096     13,778      4,408
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $9.703    $11.511     $9.778(3)
Value at end of period                            $8.378     $9.703    $11.511
Number of accumulation units outstanding at
 end of period                                    22,233     24,288     27,063
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $21.722    $22.705    $20.485    $17.840    $16.178(1)
Value at end of period                           $19.962    $21.722    $22.705    $20.485    $17.840
Number of accumulation units outstanding at
 end of period                                       803        969      1,312      3,612      3,576
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $19.632    $18.334    $17.459    $15.837    $14.065(1)
Value at end of period                           $18.426    $19.632    $18.334    $17.459    $15.837
Number of accumulation units outstanding at
 end of period                                    10,111     33,029     31,846     44,812     49,884
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $22.858    $25.999    $19.155    $13.904    $12.498(1)
Value at end of period                           $18.588    $22.858    $25.999    $19.155    $13.904
Number of accumulation units outstanding at
 end of period                                    47,724     62,729     60,970     41,575     31,477
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $15.374    $19.243    $13.662    $12.269    $12.518(1)
Value at end of period                           $11.968    $15.374    $19.243    $13.662    $12.269
Number of accumulation units outstanding at
 end of period                                     1,364      2,771      1,456      1,816      1,206
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO
Value at beginning of period                     $22.182    $24.053    $19.601    $15.270    $13.443(1)
Value at end of period                           $19.223    $22.182    $24.053    $19.601    $15.270
Number of accumulation units outstanding at
 end of period                                    15,976     34,734     35,985     31,455     29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $31.406    $46.640    $20.951    $15.801    $14.156(1)
Value at end of period                           $18.778    $31.406    $46.640    $20.951    $15.801
Number of accumulation units outstanding at
 end of period                                    53,202     74,586     63,769     32,182     26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $24.064    $24.922    $19.908    $15.012    $13.573(1)
Value at end of period                           $22.646    $24.064    $24.922    $19.908    $15.012
Number of accumulation units outstanding at
 end of period                                    27,093     41,858     43,805     23,035      8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $16.308    $15.540    $15.487    $14.373    $13.448(1)
Value at end of period                           $17.351    $16.308    $15.540    $15.487    $14.373
Number of accumulation units outstanding at
 end of period                                     1,231        493      6,227      9,337        323

------------------------------------------------------------------

                                                 2001       2000       1999       1998       1997
                                                 ----       ----       ----       ----       ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $24.782    $29.366    $20.651    $15.414    $13.985(1)
Value at end of period                           $18.419    $24.782    $29.366    $20.651    $15.414
Number of accumulation units outstanding at
 end of period                                    37,111     48,284     28,974      7,088      6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $28.796    $34.574    $21.288    $16.720    $15.828(1)
Value at end of period                           $22.056    $28.796    $34.574    $21.288    $16.720
Number of accumulation units outstanding at
 end of period                                    63,484    101,799     84,796     67,482     63,534
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $16.275    $15.681    $10.018     $8.115(1)
Value at end of period                           $14.137    $16.275    $15.681    $10.018
Number of accumulation units outstanding at
 end of period                                     9,583     14,615      6,425      2,465
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.549(1)
Value at end of period                           $10.545
Number of accumulation units outstanding at
 end of period                                       272
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $16.250    $13.900    $12.336    $15.541    $15.221(1)
Value at end of period                           $13.490    $16.250    $13.900    $12.336    $15.541
Number of accumulation units outstanding at
 end of period                                       718        877        900        745      8,053
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $33.037    $35.480    $24.145    $19.291    $19.016(3)
Value at end of period                           $24.548    $33.037    $35.480    $24.145    $19.291
Number of accumulation units outstanding at
 end of period                                     4,222      9,109      8,425      5,460      7,188
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                     $20.033    $28.481    $19.114    $14.927    $15.114(3)
Value at end of period                           $14.795    $20.033    $28.481    $19.114    $14.927
Number of accumulation units outstanding at
 end of period                                    12,608     14,666     14,236     40,140     56,819
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                     $19.365    $20.527    $16.758    $13.795    $14.067(3)
Value at end of period                           $15.129    $19.365    $20.527    $16.758    $13.795
Number of accumulation units outstanding at
 end of period                                    99,038    101,085     64,138     56,680     55,233
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                     $24.820    $31.255    $19.978    $16.986    $16.776(3)
Value at end of period                           $17.910    $24.820    $31.255    $19.978    $16.986
Number of accumulation units outstanding at
 end of period                                     1,569      4,115      6,428      3,855      6,970
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                     $21.643    $21.922    $18.146    $14.400    $14.112(3)
Value at end of period                           $19.189    $21.643    $21.922    $18.146    $14.400
Number of accumulation units outstanding at
 end of period                                    17,503     20,218     24,825     29,384     24,650

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during March 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during February 2000.
(2)  Funds were first received in this option during May 2000.
(3) Funds were first received in this option during March 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during July 1999.
(2)  Funds were first received in this option during September 1999.
(3) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during October 1998.
(2) Funds were first received in this option during January 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXV
               FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
                         TOTAL SEPARATE ACCOUNT CHARGES
          (0.60% FOR FUNDS WITH AN (*) AND 0.75% FOR ALL OTHER FUNDS)
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                2001     2000
                                                                ----     ----
ING VP ASCENT PORTFOLIO*
Value at beginning of period                                   $17.628  $18.231(1)
Value at end of period                                         $15.499  $17.628
Number of accumulation units outstanding at end of period        9,107    7,890
ING VP BALANCED PORTFOLIO, INC.*
Value at beginning of period                                   $23.973  $24.797(1)
Value at end of period                                         $22.825  $23.973
Number of accumulation units outstanding at end of period      258,874  280,298
ING VP BOND PORTFOLIO*
Value at beginning of period                                   $15.030  $14.385(1)
Value at end of period                                         $16.246  $15.030
Number of accumulation units outstanding at end of period       94,843   59,880
ING VP CROSSROADS PORTFOLIO*
Value at beginning of period                                   $16.347  $16.707(1)
Value at end of period                                         $15.113  $16.347
Number of accumulation units outstanding at end of period        4,885    4,111
ING VP GROWTH PORTFOLIO*
Value at beginning of period                                   $20.793  $24.462(1)
Value at end of period                                         $15.075  $20.793
Number of accumulation units outstanding at end of period       63,366   80,897
ING VP GROWTH AND INCOME PORTFOLIO*
Value at beginning of period                                   $25.628  $28.038(1)
Value at end of period                                         $20.786  $25.628
Number of accumulation units outstanding at end of period      671,177  727,721
ING VP INDEX PLUS LARGECAP PORTFOLIO*
Value at beginning of period                                   $20.650  $22.482(1)
Value at end of period                                         $17.730  $20.650
Number of accumulation units outstanding at end of period      105,875  110,804
ING VP INDEX PLUS MIDCAP PORTFOLIO*
Value at beginning of period                                   $14.774  $15.067(1)
Value at end of period                                         $14.491  $14.774
Number of accumulation units outstanding at end of period       41,097   23,200
ING VP INDEX PLUS SMALLCAP PORTFOLIO*
Value at beginning of period                                   $10.477  $10.027(1)
Value at end of period                                         $10.665  $10.477
Number of accumulation units outstanding at end of period        9,998    3,067
ING VP INTERNATIONAL EQUITY PORTFOLIO*
Value at beginning of period                                   $11.501  $13.152(1)
Value at end of period                                          $8.702  $11.501
Number of accumulation units outstanding at end of period        6,894    4,906
ING VP LEGACY PORTFOLIO*
Value at beginning of period                                   $15.623  $15.609(1)
Value at end of period                                         $15.161  $15.623
Number of accumulation units outstanding at end of period        4,305    3,716
ING VP MONEY MARKET PORTFOLIO*
Value at beginning of period                                   $13.592  $13.398(1)
Value at end of period                                         $14.042  $13.592
Number of accumulation units outstanding at end of period      125,327   86,231
ING VP SMALL COMPANY PORTFOLIO*
Value at beginning of period                                   $18.597  $19.585(1)
Value at end of period                                         $19.224  $18.597
Number of accumulation units outstanding at end of period       28,246   23,758
ING VP TECHNOLOGY PORTFOLIO*
Value at beginning of period                                    $5.840   $8.891(1)
Value at end of period                                          $4.472   $5.840
Number of accumulation units outstanding at end of period       44,852   25,944
ING VP VALUE OPPORTUNITY PORTFOLIO*
Value at beginning of period                                   $20.634  $20.650(1)
Value at end of period                                         $18.538  $20.634
Number of accumulation units outstanding at end of period       21,307   17,416

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------------------------------------------------------------------

                                                                2001     2000
                                                                ----     ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                   $12.115  $15.281(1)
Value at end of period                                          $9.225  $12.115
Number of accumulation units outstanding at end of period       16,204   17,938
AIM V.I. GROWTH FUND
Value at beginning of period                                    $9.489  $12.051(1)
Value at end of period                                          $6.226   $9.489
Number of accumulation units outstanding at end of period       11,788   16,053
AIM V.I. CORE EQUITY FUND
Value at beginning of period                                    $9.898  $11.715(1)
Value at end of period                                          $7.581   $9.898
Number of accumulation units outstanding at end of period       14,348   27,070
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                                    $9.711  $10.611(1)
Value at end of period                                          $8.427   $9.711
Number of accumulation units outstanding at end of period        5,139    2,804
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $21.748  $23.113(1)
Value at end of period                                         $20.087  $21.748
Number of accumulation units outstanding at end of period        5,567    5,528
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $19.655  $19.049(1)
Value at end of period                                         $18.541  $19.655
Number of accumulation units outstanding at end of period       37,991   33,297
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO
Value at beginning of period                                   $22.885  $25.914(1)
Value at end of period                                         $18.704  $22.885
Number of accumulation units outstanding at end of period      179,206  183,299
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $15.392  $16.962(1)
Value at end of period                                         $12.043  $15.392
Number of accumulation units outstanding at end of period        9,165    8,637
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                                   $22.209  $23.513(1)
Value at end of period                                         $19.343  $22.209
Number of accumulation units outstanding at end of period       71,481   77,274
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $31.443  $43.951(1)
Value at end of period                                         $18.895  $31.443
Number of accumulation units outstanding at end of period      276,563  312,954
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $24.093  $24.658(1)
Value at end of period                                         $22.787  $24.093
Number of accumulation units outstanding at end of period      147,461  143,009
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $16.328  $15.851(1)
Value at end of period                                         $17.459  $16.328
Number of accumulation units outstanding at end of period       16,605    7,489
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $24.812  $29.874(1)
Value at end of period                                         $18.534  $24.812
Number of accumulation units outstanding at end of period      124,839  127,738
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $28.830  $33.364(1)
Value at end of period                                         $22.193  $28.830
Number of accumulation units outstanding at end of period      175,568  210,872
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $16.294  $16.764(1)
Value at end of period                                         $14.225  $16.294
Number of accumulation units outstanding at end of period       25,718   16,614
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                   $10.197  $10.237(1)
Value at end of period                                         $10.611  $10.197
Number of accumulation units outstanding at end of period        1,762    2,010
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                   $16.269  $14.773(1)
Value at end of period                                         $13.574  $16.269
Number of accumulation units outstanding at end of period        4,187    4,181
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $33.077  $37.485(1)
Value at end of period                                         $24.702  $33.077
Number of accumulation units outstanding at end of period       29,740   29,270
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $20.057  $24.830(1)
Value at end of period                                         $14.888  $20.057
Number of accumulation units outstanding at end of period       88,671   93,440

 158
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------------------------------------------------------------------

                                                                2001     2000
                                                                ----     ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                                   $19.388  $21.916(1)
Value at end of period                                         $15.224  $19.388
Number of accumulation units outstanding at end of period       34,516   35,218
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $24.850  $25.595(1)
Value at end of period                                         $18.021  $24.850
Number of accumulation units outstanding at end of period       16,421   16,938
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $21.669  $23.370(1)
Value at end of period                                         $19.309  $21.669
Number of accumulation units outstanding at end of period       54,994   68,020

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during October 2000.

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------------------------------------------------------------------

                                   TABLE XXVI
               FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
                         TOTAL SEPARATE ACCOUNT CHARGES
          (0.75% FOR FUNDS WITH AN (*) AND 0.90% FOR ALL OTHER FUNDS)
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                2001     2000
                                                                ----     ----
ING VP ASCENT PORTFOLIO*
Value at beginning of period                                   $17.620  $17.673(1)
Value at end of period                                         $15.469  $17.620
Number of accumulation units outstanding at end of period          628      663
ING VP BALANCED PORTFOLIO, INC.*
Value at beginning of period                                   $23.962  $24.183(1)
Value at end of period                                         $22.781  $23.962
Number of accumulation units outstanding at end of period       27,462   16,891
ING VP BOND PORTFOLIO*
Value at beginning of period                                   $15.023  $14.416(1)
Value at end of period                                         $16.214  $15.023
Number of accumulation units outstanding at end of period       46,817    4,465
ING VP CROSSROADS PORTFOLIO*
Value at beginning of period                                   $16.340  $16.294(1)
Value at end of period                                         $15.083  $16.340
Number of accumulation units outstanding at end of period          361      304
ING VP GROWTH PORTFOLIO*
Value at beginning of period                                   $20.784  $23.388(1)
Value at end of period                                         $15.045  $20.784
Number of accumulation units outstanding at end of period       13,348    2,394
ING VP GROWTH AND INCOME PORTFOLIO*
Value at beginning of period                                   $25.617  $26.982(1)
Value at end of period                                         $20.745  $25.617
Number of accumulation units outstanding at end of period       85,130   34,056
ING VP INDEX PLUS LARGECAP PORTFOLIO*
Value at beginning of period                                   $20.641  $21.677(1)
Value at end of period                                         $17.696  $20.641
Number of accumulation units outstanding at end of period       24,497    7,168
ING VP INDEX PLUS MIDCAP PORTFOLIO*
Value at beginning of period                                   $14.768  $14.459(1)
Value at end of period                                         $14.463  $14.768
Number of accumulation units outstanding at end of period       13,046    3,480
ING VP INDEX PLUS SMALLCAP PORTFOLIO*
Value at beginning of period                                   $10.303(1)
Value at end of period                                         $10.644
Number of accumulation units outstanding at end of period        6,129
ING VP INTERNATIONAL EQUITY PORTFOLIO*
Value at beginning of period                                   $11.496  $12.586(1)
Value at end of period                                          $8.685  $11.496
Number of accumulation units outstanding at end of period          290        2
ING VP LEGACY PORTFOLIO*
Value at beginning of period                                   $15.616  $15.374(1)
Value at end of period                                         $15.131  $15.616
Number of accumulation units outstanding at end of period          527      966
ING VP MONEY MARKET PORTFOLIO*
Value at beginning of period                                   $13.586  $13.409(1)
Value at end of period                                         $14.015  $13.586
Number of accumulation units outstanding at end of period       37,077   27,084
ING VP SMALL COMPANY PORTFOLIO*
Value at beginning of period                                   $18.589  $18.318(1)
Value at end of period                                         $19.187  $18.589
Number of accumulation units outstanding at end of period        9,990    2,705
ING VP TECHNOLOGY PORTFOLIO*
Value at beginning of period                                    $5.837   $7.855(1)
Value at end of period                                          $4.463   $5.837
Number of accumulation units outstanding at end of period        6,339      381

------------------------------------------------------------------

                                                                2001     2000
                                                                ----     ----
ING VP VALUE OPPORTUNITY PORTFOLIO*
Value at beginning of period                                   $20.625  $20.538(1)
Value at end of period                                         $18.502  $20.625
Number of accumulation units outstanding at end of period        8,353      591
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                   $12.110  $14.236(1)
Value at end of period                                          $9.207  $12.110
Number of accumulation units outstanding at end of period        2,546      660
AIM V.I. GROWTH FUND
Value at beginning of period                                    $9.485  $11.267(1)
Value at end of period                                          $6.214   $9.485
Number of accumulation units outstanding at end of period       10,043    2,055
AIM V.I. CORE EQUITY FUND
Value at beginning of period                                    $9.894  $11.140(1)
Value at end of period                                          $7.566   $9.894
Number of accumulation units outstanding at end of period       24,172    8,540
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                                    $9.707  $10.085(1)
Value at end of period                                          $8.411   $9.707
Number of accumulation units outstanding at end of period        1,332      114
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $21.739  $22.610(1)
Value at end of period                                         $20.048  $21.739
Number of accumulation units outstanding at end of period          270      227
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $19.647  $18.652(1)
Value at end of period                                         $18.505  $19.647
Number of accumulation units outstanding at end of period       20,834   15,603
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH PORTFOLIO
Value at beginning of period                                   $22.876  $25.026(1)
Value at end of period                                         $18.668  $22.876
Number of accumulation units outstanding at end of period       42,755   23,381
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $15.386  $16.449(1)
Value at end of period                                         $12.020  $15.386
Number of accumulation units outstanding at end of period        1,792    1,669
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                                   $22.199  $22.768(1)
Value at end of period                                         $19.306  $22.199
Number of accumulation units outstanding at end of period       11,888    7,666
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $31.430  $40.992(1)
Value at end of period                                         $18.859  $31.430
Number of accumulation units outstanding at end of period       75,023   30,076
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $24.083  $24.180(1)
Value at end of period                                         $22.743  $24.083
Number of accumulation units outstanding at end of period       22,726    6,885
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $16.321  $15.890(1)
Value at end of period                                         $17.425  $16.321
Number of accumulation units outstanding at end of period        7,647    1,366
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $24.801  $28.180(1)
Value at end of period                                         $18.498  $24.801
Number of accumulation units outstanding at end of period       22,400   12,973
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $28.818  $32.009(1)
Value at end of period                                         $22.151  $28.818
Number of accumulation units outstanding at end of period       60,851   24,037
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $16.288  $16.277(1)
Value at end of period                                         $14.198  $16.288
Number of accumulation units outstanding at end of period        7,948    1,979
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                   $10.193  $10.235(1)
Value at end of period                                         $10.591  $10.193
Number of accumulation units outstanding at end of period          636        1
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                   $16.262  $15.024(1)
Value at end of period                                         $13.548  $16.262
Number of accumulation units outstanding at end of period        1,208      823
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $33.063  $36.090(1)
Value at end of period                                         $24.654  $33.063
Number of accumulation units outstanding at end of period        5,483    2,496

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------------------------------------------------------------------

                                                                2001     2000
                                                                ----     ----
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $20.048  $22.873(1)
Value at end of period                                         $14.859  $20.048
Number of accumulation units outstanding at end of period       16,554    6,332
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                                   $19.380  $21.170(1)
Value at end of period                                         $15.194  $19.380
Number of accumulation units outstanding at end of period       19,141   18,054
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $24.839  $25.253(1)
Value at end of period                                         $17.987  $24.839
Number of accumulation units outstanding at end of period        1,652      677
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $21.660  $22.363(1)
Value at end of period                                         $19.272  $21.660
Number of accumulation units outstanding at end of period       26,494   14,653

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during January 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during October 2000.

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------------------------------------------------------------------

                                  TABLE XXVII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                     OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2001       2000       1999       1998       1997
                                                  ----       ----       ----       ----       ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                      $17.927    $18.172    $16.028    $15.514    $13.063
Value at end of period                            $15.755    $17.927    $18.172    $16.028    $15.514
Number of accumulation units
 outstanding at end of period                      76,262     72,526     68,230     80,754     65,940
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                      $24.380    $24.687    $21.917    $18.922    $15.596
Value at end of period                            $23.202    $24.380    $24.687    $21.917    $18.922
Number of accumulation units
 outstanding at end of period                     684,730    681,758    725,533    768,510    776,268
ING VP BOND PORTFOLIO
Value at beginning of period                      $15.286    $14.037    $14.264    $13.316    $12.413
Value at end of period                            $16.514    $15.286    $14.037    $14.264    $13.316
Number of accumulation units
 outstanding at end of period                     525,417    268,652    345,815    389,466    328,774
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                      $16.625    $16.670    $15.255    $14.541    $12.486
Value at end of period                            $15.362    $16.625    $16.670    $15.255    $14.541
Number of accumulation units
 outstanding at end of period                      71,564     72,153     69,848     78,788     71,276
ING VP GROWTH PORTFOLIO
Value at beginning of period                      $21.069    $24.094    $18.005    $13.202    $12.787(1)
Value at end of period                            $15.266    $21.069    $24.094    $18.005    $13.202
Number of accumulation units
 outstanding at end of period                     282,641    259,594    172,922    115,677      6,619
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                      $26.063    $29.475    $25.319    $22.325    $17.352
Value at end of period                            $21.129    $26.063    $29.475    $25.319    $22.325
Number of accumulation units
 outstanding at end of period                   4,010,571  4,152,127  4,530,330  5,019,611  5,232,193
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of period                      $20.959    $23.294    $18.902    $14.500    $10.934
Value at end of period                            $17.986    $20.959    $23.294    $18.902    $14.500
Number of accumulation units
 outstanding at end of period                     907,895    728,522    580,525    386,036    159,318
ING VP INDEX PLUS
MIDCAP PORTFOLIO
Value at beginning of period                      $14.923    $12.530    $10.913     $7.633(1)
Value at end of period                            $14.630    $14.923    $12.530    $10.913
Number of accumulation units
 outstanding at end of period                     203,747    140,820     32,617      5,166
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of period                      $10.583     $9.703     $8.834     $6.425(1)
Value at end of period                            $10.767    $10.583     $9.703     $8.834
Number of accumulation units
 outstanding at end of period                     108,658     36,589     14,120      6,054
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                      $11.617    $14.682     $9.785     $8.779(1)
Value at end of period                             $8.786    $11.617    $14.682      9.785
Number of accumulation units
 outstanding at end of period                      17,217     15,926      5,886        583

                                                  1996         1995         1994         1993        1992
                                                  ----         ----         ----         ----        ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                       $10.673      $10.000(1)
Value at end of period                             $13.063      $10.673
Number of accumulation units
 outstanding at end of period                       22,888      393,053
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                       $13.673      $10.868      $11.057     $10.189     $12.736(1)
Value at end of period                             $15.596      $13.673      $10.868     $11.057     $10.189
Number of accumulation units
 outstanding at end of period                      768,178   38,152,395   23,139,604  11,368,365      11,508
ING VP BOND PORTFOLIO
Value at beginning of period                       $12.098      $10.360      $10.905     $10.068     $36.789(2)
Value at end of period                             $12.413      $12.098      $10.360     $10.905     $10.068
Number of accumulation units
 outstanding at end of period                      354,731   21,379,976   11,713,354   4,084,142       3,870
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                       $10.612      $10.000(1)
Value at end of period                             $12.486      $10.612
Number of accumulation units
 outstanding at end of period                       35,151      294,673
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                       $14.077      $10.778      $11.020     $10.454     $97.165(3)
Value at end of period                             $17.352      $14.077      $10.778     $11.020     $10.454
Number of accumulation units
 outstanding at end of period                    4,796,196  188,964,022  114,733,035  44,166,470      21,250
ING VP INDEX PLUS
LARGECAP PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.934
Number of accumulation units
 outstanding at end of period                       27,436
ING VP INDEX PLUS
MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS
SMALLCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

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------------------------------------------------------------------

                                                  2001       2000       1999       1998       1997
                                                  ----       ----       ----       ----       ----
ING VP LEGACY PORTFOLIO
Value at beginning of period                      $15.889    $15.264    $14.375    $13.571    $11.965
Value at end of period                            $15.411    $15.889    $15.264    $14.375    $13.571
Number of accumulation units
 outstanding at end of period                      48,910     50,443     53,313     63,385     38,899
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                      $13.823    $13.083    $12.558    $12.022    $11.506
Value at end of period                            $14.274    $13.823    $13.083    $12.558    $12.022
Number of accumulation units
 outstanding at end of period                     453,276    380,540    345,617    230,562    262,519
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                      $18.843    $17.778    $13.704    $13.684    $13.119(1)
Value at end of period                            $19.469    $18.843    $17.778    $13.704    $13.684
Number of accumulation units
 outstanding at end of period                     163,783    130,002     58,528     61,244      1,098
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                       $5.854     $9.849(1)
Value at end of period                             $4.481     $5.854
Number of accumulation units outstanding at
 end of period                                    316,766    158,660
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                      $20.907    $19.103    $16.113    $13.290    $13.037(2)
Value at end of period                            $18.774    $20.907    $19.103    $16.113    $13.290
Number of accumulation units
 outstanding at end of period                     142,063     71,761     52,283     54,627      3,417
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $12.205    $15.993(2)
Value at end of period                             $9.303    $12.205
Number of accumulation units outstanding at
 end of period                                     39,241     21,995
AIM V.I. CORE EQUITY FUND
Value at beginning of period                       $9.972    $12.244(3)
Value at end of period                             $7.645     $9.972
Number of accumulation units outstanding at
 end of period                                     51,948     28,163
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                      $22.125    $22.998    $20.668    $17.946    $15.088
Value at end of period                            $20.456    $22.125    $22.998    $20.668    $17.946
Number of accumulation units
 outstanding at end of period                      69,839     68,633     68,703     71,154     66,428
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                      $19.996    $18.570    $17.615    $15.931    $12.554
Value at end of period                            $18.882    $19.996    $18.570    $17.615    $15.931
Number of accumulation units
 outstanding at end of period                     286,003    177,577    222,000    239,214    196,921
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                      $23.282    $26.334    $19.326    $13.987    $11.435
Value at end of period                            $19.048    $23.282    $26.334    $19.326    $13.987
Number of accumulation units
 outstanding at end of period                     715,649    615,609    476,086    292,985    181,487
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                      $15.659    $19.492    $13.784    $12.342    $11.169
Value at end of period                            $12.264    $15.659    $19.492    $13.784    $12.342
Number of accumulation units
 outstanding at end of period                      23,598     24,252     24,274     26,108     22,047
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                      $22.594    $24.363    $19.776    $15.360    $12.491
Value at end of period                            $19.698    $22.594    $24.363    $19.776    $15.360
Number of accumulation units
 outstanding at end of period                     227,961    213,249    222,596    209,707    171,832
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                      $31.989    $47.242    $21.139    $15.895    $14.243
Value at end of period                            $19.243    $31.989    $47.242    $21.139    $15.895
Number of accumulation units
 outstanding at end of period                     927,250    846,146    582,335    283,821    253,316

                                                  1996         1995         1994        1993        1992
                                                  ----         ----         ----        ----        ----
ING VP LEGACY PORTFOLIO
Value at beginning of period                       $10.580      $10.000(1)
Value at end of period                             $11.965      $10.580
Number of accumulation units
 outstanding at end of period                       13,861      143,637
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                       $11.026      $10.528     $10.241     $10.048     $33.812(4)
Value at end of period                             $11.506      $11.026     $10.528     $10.241     $10.048
Number of accumulation units
 outstanding at end of period                      228,698   12,999,680   7,673,528   2,766,044         825
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                       $13.527      $10.554     $11.036     $10.278     $10.000(5)
Value at end of period                             $15.088      $13.527     $10.554     $11.036     $10.278
Number of accumulation units
 outstanding at end of period                       57,557      966,098     521,141     144,168       2,556
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                       $11.092      $10.000(1)
Value at end of period                             $12.554      $11.092
Number of accumulation units
 outstanding at end of period                      116,432    1,660,304
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                       $10.066      $10.000(1)
Value at end of period                             $11.435      $10.066
Number of accumulation units
 outstanding at end of period                      112,748    1,833,794
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                        $9.961      $10.000(1)
Value at end of period                             $11.169       $9.961
Number of accumulation units
 outstanding at end of period                       10,848      196,090
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                       $10.397      $10.000(1)
Value at end of period                             $12.491      $10.397
Number of accumulation units
 outstanding at end of period                       92,021    2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                       $13.322      $10.581     $10.000(1)
Value at end of period                             $14.243      $13.322     $10.581
Number of accumulation units
 outstanding at end of period                      226,504    4,887,060     753,862

------------------------------------------------------------------

                                                  2001       2000       1999       1998       1997
                                                  ----       ----       ----       ----       ----
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $24.511    $25.243    $20.086    $15.100    $12.485
Value at end of period                            $23.206    $24.511    $25.243    $20.086    $15.100
Number of accumulation units
 outstanding at end of period                     450,547    354,240    248,076    105,755     45,503
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period                      $16.611    $15.741    $15.626    $14.458    $13.060
Value at end of period                            $17.780    $16.611    $15.741    $15.626    $14.458
Number of accumulation units
 outstanding at end of period                      81,054     55,993     53,088     57,101     13,925
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period                      $25.242    $29.744    $20.836    $15.505    $12.753
Value at end of period                            $18.875    $25.242    $29.744    $20.836    $15.505
Number of accumulation units
 outstanding at end of period                     467,541    423,179    260,307    128,844     83,855
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period                      $29.330    $35.020    $21.478    $16.819    $13.900
Value at end of period                            $22.601    $29.330    $35.020    $21.478    $16.819
Number of accumulation units
 outstanding at end of period                   1,008,881    954,756    771,009    655,881    511,940
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period                      $16.464    $15.775    $10.039     $8.907(1)
Value at end of period                            $14.388    $16.464    $15.775    $10.039
Number of accumulation units
 outstanding at end of period                     143,472     90,381     14,291        774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                      $10.304    $10.108     $9.915     $9.660(1)
Value at end of period                            $10.733    $10.304    $10.108     $9.915
Number of accumulation units
 outstanding at end of period                      11,080      2,328      1,294        176
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                      $16.552    $14.079    $12.446    $15.633    $14.729
Value at end of period                            $13.824    $16.552    $14.079    $12.446    $15.633
Number of accumulation units
 outstanding at end of period                      20,341     20,792     26,550     37,897     73,258
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $33.651    $35.938    $24.361    $19.405    $19.123(3)
Value at end of period                            $25.156    $33.651    $35.938    $24.361    $19.405
Number of accumulation units
 outstanding at end of period                     275,367    251,486    184,604    182,557    192,553
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $20.405    $28.849    $19.285    $15.015    $15.199(3)
Value at end of period                            $15.162    $20.405    $28.849    $19.285    $15.015
Number of accumulation units
 outstanding at end of period                     674,543    638,181    587,576    595,462    573,528
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                      $19.724    $20.792    $16.907    $13.877    $14.147(3)
Value at end of period                            $15.504    $19.724    $20.792    $16.907    $13.877
Number of accumulation units
 outstanding at end of period                     327,780    327,757    333,629    378,798    418,965
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                      $25.281    $31.658    $20.157    $17.087    $16.871(3)
Value at end of period                            $18.353    $25.281    $31.658    $20.157    $17.087
Number of accumulation units
 outstanding at end of period                     225,578    244,725    262,481    273,684    295,952
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                      $22.045    $22.205    $18.309    $14.485    $14.192(3)
Value at end of period                            $19.664    $22.045    $22.205    $18.309    $14.485
Number of accumulation units
 outstanding at end of period                     367,199    327,658    297,723    277,044    212,654

                                                  1996         1995         1994        1993        1992
                                                  ----         ----         ----        ----        ----
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $10.850      $10.000(1)
Value at end of period                             $12.485      $10.850
Number of accumulation units
 outstanding at end of period                       29,442       93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period                       $12.077       $9.873     $10.000(1)
Value at end of period                             $13.060      $12.077      $9.873
Number of accumulation units
 outstanding at end of period                        6,607      315,361      28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period                       $10.870      $10.000(1)
Value at end of period                             $12.753      $10.870
Number of accumulation units
 outstanding at end of period                       51,761      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period                       $10.877      $10.000(1)
Value at end of period                             $13.900      $10.877
Number of accumulation units
 outstanding at end of period                      212,494    1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                       $11.720      $10.154     $10.877      $9.832     $10.000(5)
Value at end of period                             $14.729      $11.720     $10.154     $10.877      $9.832
Number of accumulation units
 outstanding at end of period                       42,174      711,892     703,676     135,614         561
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

------------------------------------------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
(2)  Funds were first received in this option during July 2000.
(3)  Funds were first received in this option during September 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during October 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during December 1997.
(2)  Funds were first received in this option during August 1997.
(3)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVIII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2001      2000       1999        1998        1997        1996         1995
                                                 ----      ----       ----        ----        ----        ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                   $17.815    $18.105     $15.984     $15.471     $13.027      $10.673      $10.000(1)
Value at end of period                         $15.609    $17.815     $18.105     $15.984     $15.471      $13.027      $10.673
Number of accumulation units outstanding at
 end of period                                   8,829      8,474      11,315      38,675      86,255       32,497      393,053
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                   $24.228    $24.596     $21.857     $18.870     $15.553      $13.673      $10.868
Value at end of period                         $22.987    $24.228     $24.596     $21.857     $18.870      $15.553      $13.673
Number of accumulation units outstanding at
 end of period                                  85,982     83,252      86,058     771,906   1,144,876      270,688   38,152,395
ING VP BOND PORTFOLIO
Value at beginning of period                   $15.190    $13.986     $14.225     $13.279     $12.379      $12.098      $10.360
Value at end of period                         $16.361    $15.190     $13.986     $14.225     $13.279      $12.379      $12.098
Number of accumulation units outstanding at
 end of period                                  47,584    101,759     114,359     289,651     553,279      159,594   21,379,976
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                   $16.521    $16.609     $15.214     $14.501     $12.452      $10.612      $10.000(1)
Value at end of period                         $15.220    $16.521     $16.609     $15.214     $14.501      $12.452      $10.612
Number of accumulation units outstanding at
 end of period                                   8,972     10,168      14,627     100,734     101,836        9,415      294,673
ING VP GROWTH PORTFOLIO
Value at beginning of period                   $20.994    $24.071     $18.005     $13.202     $12.912(1)
Value at end of period                         $15.167    $20.994     $24.071     $18.005     $13.202
Number of accumulation units outstanding at
 end of period                                  34,573     38,168      24,434      59,374           7
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                   $25.900    $29.367     $25.249     $22.264     $17.304      $14.077      $10.778
Value at end of period                         $20.933    $25.900     $29.367     $25.249     $22.264      $17.304      $14.077
Number of accumulation units outstanding at
 end of period                                 832,516    878,040     975,160   4,070,904   8,238,898    3,033,655  188,964,022
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                   $20.870    $23.256     $18.888     $14.489     $10.925      $11.038(1)
Value at end of period                         $17.856    $20.870     $23.256     $18.888     $14.489      $10.925
Number of accumulation units outstanding at
 end of period                                  52,914     43,031      37,025     136,252     293,223       23,856
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                   $14.870    $12.519     $10.913      $9.962(1)
Value at end of period                         $14.534    $14.870     $12.519     $10.913
Number of accumulation units outstanding at
 end of period                                  20,749     19,369       3,069      26,111

                                                   1994         1993         1992
                                                   ----         ----         ----
ING VP ASCENT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                        $11.057      $10.189      $12.736(1)
Value at end of period                              $10.868      $11.057      $10.189
Number of accumulation units outstanding at
 end of period                                   23,139,604   11,368,365       11,508
ING VP BOND PORTFOLIO
Value at beginning of period                        $10.905      $10.068      $36.789(2)
Value at end of period                              $10.360      $10.905      $10.068
Number of accumulation units outstanding at
 end of period                                   11,713,354    4,084,142        3,870
ING VP CROSSROADS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                        $11.020      $10.454      $97.165(3)
Value at end of period                              $10.778      $11.020      $10.454
Number of accumulation units outstanding at
 end of period                                  114,733,035   44,166,470       21,250
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

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------------------------------------------------------------------

                                                 2001      2000       1999        1998        1997        1996         1995
                                                 ----      ----       ----        ----        ----        ----         ----
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                   $10.545     $9.694      $8.834      $9.876(1)
Value at end of period                         $10.696    $10.545      $9.694      $8.834
Number of accumulation units outstanding at
 end of period                                   9,282      6,766       1,965      26,257
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                   $11.576    $14.668      $9.785      $9.974(2)
Value at end of period                          $8.728    $11.576     $14.668      $9.785
Number of accumulation units outstanding at
 end of period                                   1,565      1,094         752         168
ING VP LEGACY PORTFOLIO
Value at beginning of period                   $15.789    $15.208     $14.336     $13.534     $11.932      $10.580      $10.000(1)
Value at end of period                         $15.268    $15.789     $15.208     $14.336     $13.534      $11.932      $10.580
Number of accumulation units outstanding at
 end of period                                   5,920      6,547       7,165      80,907      82,178        7,543      143,637
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                   $13.736    $13.035     $12.524     $11.989     $11.475      $11.026      $10.528
Value at end of period                         $14.142    $13.736     $13.035     $12.524     $11.989      $11.475      $11.026
Number of accumulation units outstanding at
 end of period                                  48,394     82,420      81,149     300,195     477,490      179,361   12,999,680
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                   $18.777    $17.762     $13.704     $13.684     $13.248(1)
Value at end of period                         $19.342    $18.777     $17.762     $13.704     $13.684
Number of accumulation units outstanding at
 end of period                                  17,879     15,865       9,745      49,514       4,993
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                    $5.842     $9.950(1)
Value at end of period                          $4.458     $5.842
Number of accumulation units outstanding at
 end of period                                  29,525     21,058
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                   $20.834    $19.085     $16.113     $13.290     $13.093(1)
Value at end of period                         $18.651    $20.834     $19.085     $16.113     $13.290
Number of accumulation units outstanding at
 end of period                                   9,960      6,153       4,285      32,612       4,910
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period                   $12.130    $13.745      $9.660(1)
Value at end of period                          $9.218    $12.130     $13.745
Number of accumulation units outstanding at
 end of period                                   8,512      7,589          42
AIM V.I. GROWTH FUND
Value at beginning of period                    $9.529    $12.098     $10.595(2)
Value at end of period                          $6.240     $9.529     $12.098
Number of accumulation units outstanding at
 end of period                                   5,935      2,847          18
AIM V.I. CORE EQUITY FUND
Value at beginning of period                    $9.911    $11.710      $9.601(1)
Value at end of period                          $7.575     $9.911     $11.710
Number of accumulation units outstanding at
 end of period                                   8,421      3,109         115
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                    $9.719    $11.495      $9.845(3)
Value at end of period                          $8.417     $9.719     $11.495
Number of accumulation units outstanding at
 end of period                                   7,627      4,687         674

                                                   1994         1993         1992
                                                   ----         ----         ----
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP LEGACY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                        $10.241      $10.048      $33.812(4)
Value at end of period                              $10.528      $10.241      $10.048
Number of accumulation units outstanding at
 end of period                                    7,673,528    2,766,044          825
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

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------------------------------------------------------------------

                                                 2001      2000       1999        1998        1997        1996         1995
                                                 ----      ----       ----        ----        ----        ----         ----
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                   $21.987    $22.913     $20.612     $17.896     $15.046      $13.527      $10.554
Value at end of period                         $20.267    $21.987     $22.913     $20.612     $17.896      $15.046      $13.527
Number of accumulation units outstanding at
 end of period                                   5,995      5,812       6,811      37,944      62,328       21,317      966,098
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                   $19.871    $18.502     $17.567     $15.887     $12.520      $11.092      $10.000(1)
Value at end of period                         $18.707    $19.871     $18.502     $17.567     $15.887      $12.520      $11.092
Number of accumulation units outstanding at
 end of period                                  24,295     13,789      14,979      68,970     114,725       27,814    1,660,304
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                   $23.137    $26.237     $19.273     $13.948     $11.404      $10.066      $10.000(1)
Value at end of period                         $18.872    $23.137     $26.237     $19.273     $13.948      $11.404      $10.066
Number of accumulation units outstanding at
 end of period                                  73,611     63,542      43,826     176,188     191,151       60,491    1,833,794
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                   $15.561    $19.420     $13.745     $12.308     $11.138       $9.961      $10.000(1)
Value at end of period                         $12.151    $15.561     $19.420     $13.746     $12.308      $11.138       $9.961
Number of accumulation units outstanding at
 end of period                                   4,798      4,699       3,845      17,178      19,949        2,023      196,090
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                   $22.453    $24.274     $19.722     $15.318     $12.457      $10.397      $10.000(1)
Value at end of period                         $19.516    $22.453     $24.274     $19.722     $15.318      $12.457      $10.397
Number of accumulation units outstanding at
 end of period                                  43,865     39,966     $37,380     187,525     263,159       41,394    2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                   $31.789    $47.068     $21.081     $15.851     $14.204      $13.322      $10.581
Value at end of period                         $19.065    $31.789     $47.068     $21.081     $15.851      $14.204      $13.322
Number of accumulation units outstanding at
 end of period                                 137,587    118,869      79,376     212,741     294,623      122,154    4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period                   $24.358    $25.151     $20.031     $15.059     $12.451      $10.850      $10.000(1)
Value at end of period                         $22.991    $24.358     $25.151     $20.031     $15.059      $12.451      $10.850
Number of accumulation units outstanding at
 end of period                                  47,390     35,278      32,085      89,095      78,052       12,340       93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period                   $16.507    $15.683     $15.583     $14.418     $13.024      $12.077       $9.873
Value at end of period                         $17.615    $16.507     $15.683     $15.583     $14.418      $13.024      $12.077
Number of accumulation units outstanding at
 end of period                                   7,228      5,349       6,316      20,317      13,587        3,861      315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period                   $25.084    $29.635     $20.778     $15.463     $12.718      $10.870      $10.000(1)
Value at end of period                         $18.700    $25.084     $29.635     $20.778     $15.463      $12.718      $10.870
Number of accumulation units outstanding at
 end of period                                  50,762     42,270      38,376      61,355      93,386       29,696      259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                   $29.147    $34.891     $21.419     $16.773     $13.862      $10.877      $10.000(1)
Value at end of period                         $22.392    $29.147     $34.891     $21.419     $16.773      $13.862      $10.877
Number of accumulation units outstanding at
 end of period                                 119,182    109,139      81,241     301,775     538,281      124,749    1,036,040

                                                   1994         1993         1992
                                                   ----         ----         ----
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                        $11.036      $10.278      $10.000(5)
Value at end of period                              $10.554      $11.036      $10.278
Number of accumulation units outstanding at
 end of period                                      521,141      144,168        2,556
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                        $10.000(1)
Value at end of period                              $10.581
Number of accumulation units outstanding at
 end of period                                      753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period                        $10.000(1)
Value at end of period                               $9.873
Number of accumulation units outstanding at
 end of period                                       28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

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------------------------------------------------------------------

                                                 2001      2000       1999        1998        1997        1996         1995
                                                 ----      ----       ----        ----        ----        ----         ----
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period                   $16.407    $15.760     $10.039     $10.042(1)
Value at end of period                         $14.294    $16.407     $15.760     $10.039
Number of accumulation units outstanding at
 end of period                                   8,813      6,179         329         382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                   $10.268    $10.099      $9.915      $9.992(1)
Value at end of period                         $10.663    $10.268     $10.099      $9.915
Number of accumulation units outstanding at
 end of period                                   4,692      3,971       3,113       5,938
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                   $16.448    $14.028     $12.412     $15.590     $14.688      $11.720      $10.154
Value at end of period                         $13.696    $16.448     $14.028     $12.412     $15.590      $14.688      $11.720
Number of accumulation units outstanding at
 end of period                                   9,110      7,372       9,116      38,283     103,604       10,977      711,892
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $33.440    $35.806     $24.294     $19.352     $19.071(2)
Value at end of period                         $24.923    $33.440     $35.806     $24.294     $19.352
Number of accumulation units outstanding at
 end of period                                  26,054     24,245      18,282     171,102     206,191
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                   $20.277    $28.743     $19.232     $14.974     $15.158(2)
Value at end of period                         $15.021    $20.277     $28.743     $19.232     $14.974
Number of accumulation units outstanding at
 end of period                                  79,163     75,358      73,452     398,717     703,653
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                   $19.601    $20.716     $16.861     $13.839     $14.108(2)
Value at end of period                         $15.360    $19.601     $20.716     $16.861     $13.839
Number of accumulation units outstanding at
 end of period                                  61,575     64,259      66,415     431,603     627,658
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                   $25.123    $31.542     $20.102     $17.040     $16.825(2)
Value at end of period                         $18.183    $25.123     $31.542     $20.102     $17.040
Number of accumulation units outstanding at
 end of period                                  34,445     37,706      35,480     353,311     457,354
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                   $21.907    $22.123     $18.258     $14.445     $14.153(2)
Value at end of period                         $19.482    $21.907     $22.123     $18.258     $14.445
Number of accumulation units outstanding at
 end of period                                  23,775     21,531      19,172     109,123     200,374

                                                   1994         1993         1992
                                                   ----         ----         ----
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                        $10.877       $9.832      $10.000(5)
Value at end of period                              $10.154      $10.877       $9.832
Number of accumulation units outstanding at
 end of period                                      703,676      135,614          561
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during June 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during November 1999.
(3) Funds were first received in this option during August 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2) Funds were first received in this option during August 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during December 1997.
(2)  Funds were first received in this option during November 1997.

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------------------------------------------------------------------
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was 13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was established at $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.

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------------------------------------------------------------------

                                   TABLE XXIX
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                     2001     2000       1999
                                                     ----     ----       ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                        $17.858  $18.122    $16.800(1)
Value at end of period                              $15.670  $17.858    $18.122
Number of accumulation units outstanding at end of
 period                                               9,376   15,636     14,127
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                        $24.286  $24.619    $22.705(1)
Value at end of period                              $23.078  $24.286    $24.619
Number of accumulation units outstanding at end of
 period                                              95,722  227,797    246,195
ING VP BOND PORTFOLIO
Value at beginning of period                        $15.227  $13.999    $14.118(1)
Value at end of period                              $16.426  $15.227    $13.999
Number of accumulation units outstanding at end of
 period                                              23,648   17,781     23,788
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                        $16.561  $16.624    $15.738(1)
Value at end of period                              $15.279  $16.561    $16.624
Number of accumulation units outstanding at end of
 period                                               5,458   10,579     12,284
ING VP GROWTH PORTFOLIO
Value at beginning of period                        $21.045  $24.094    $19.053(1)
Value at end of period                              $15.226  $21.045    $24.094
Number of accumulation units outstanding at end of
 period                                              37,527  $69,862     61,303
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                        $25.963  $29.394    $26.736(1)
Value at end of period                              $21.015  $25.963    $29.394
Number of accumulation units outstanding at end of
 period                                             350,781  868,958    948,654
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                        $20.920  $23.277    $20.242(1)
Value at end of period                              $17.926  $20.920    $23.277
Number of accumulation units outstanding at end of
 period                                              79,445  378,291    309,655
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                        $14.906  $12.530    $10.927(1)
Value at end of period                              $14.592  $14.906    $12.530
Number of accumulation units outstanding at end of
 period                                              18,728   46,569      2,027
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                        $10.571   $9.703     $8.783(1)
Value at end of period                              $10.739  $10.571     $9.703
Number of accumulation units outstanding at end of
 period                                               5,891   12,341      5,600
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                        $11.604  $14.681    $10.489(1)
Value at end of period                               $8.763  $11.604    $14.681
Number of accumulation units outstanding at end of
 period                                               2,751    2,242      1,250
ING VP LEGACY PORTFOLIO
Value at beginning of period                        $15.828  $15.222    $14.711(1)
Value at end of period                              $15.328  $15.828    $15.222
Number of accumulation units outstanding at end of
 period                                               5,229   55,825     42,489
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                        $13.769  $13.047    $12.707(1)
Value at end of period                              $14.197  $13.769    $13.047
Number of accumulation units outstanding at end of
 period                                              77,732  117,584    139,150
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                        $18.822  $17.778    $14.508(1)
Value at end of period                              $19.418  $18.822    $17.778
Number of accumulation units outstanding at end of
 period                                              17,605   39,273     29,452
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                         $5.848   $8.618(1)
Value at end of period                               $4.469   $5.848
Number of accumulation units outstanding at end of
 period                                              37,135   52,014
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                        $20.884  $19.103    $17.291(1)
Value at end of period                              $18.725  $20.884    $19.103
Number of accumulation units outstanding at end of
 period                                              20,417   14,448     11,792

------------------------------------------------------------------

                                                     2001     2000       1999
                                                     ----     ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                        $12.160  $13.372(2)
Value at end of period                               $9.254  $12.160
Number of accumulation units outstanding at end of
 period                                               8,302   38,763
AIM V.I. GROWTH FUND
Value at beginning of period                         $9.552  $12.110    $11.240(2)
Value at end of period                               $6.265   $9.552    $12.110
Number of accumulation units outstanding at end of
 period                                               4,499    7,103      2,843
AIM V.I. CORE EQUITY FUND
Value at beginning of period                         $9.935  $11.721     $9.727(3)
Value at end of period                               $7.605   $9.935    $11.721
Number of accumulation units outstanding at end of
 period                                               2,816   11,950      1,867
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                         $9.742  $11.036(2)
Value at end of period                               $8.450   $9.742
Number of accumulation units outstanding at end of
 period                                               2,694   18,115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $22.040  $22.935    $21.036(1)
Value at end of period                              $20.347  $22.040    $22.935
Number of accumulation units outstanding at end of
 period                                               3,726    3,041      2,376
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                        $19.919  $18.519    $19.392(1)
Value at end of period                              $18.780  $19.919    $18.519
Number of accumulation units outstanding at end of
 period                                              23,278   25,298     25,382
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                        $23.193  $26.262    $21.072(1)
Value at end of period                              $18.946  $23.193    $26.262
Number of accumulation units outstanding at end of
 period                                              76,737  103,625     82,069
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                        $15.599  $19.438    $14.422(1)
Value at end of period                              $12.198  $15.599    $19.438
Number of accumulation units outstanding at end of
 period                                               7,544    9,134      7,321
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                        $22.507  $24.296    $21.258(1)
Value at end of period                              $19.593  $22.507    $24.296
Number of accumulation units outstanding at end of
 period                                              56,333   76,555     82,920
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                        $31.866  $47.112    $27.003(1)
Value at end of period                              $19.140  $31.866    $47.112
Number of accumulation units outstanding at end of
 period                                             158,484  299,257    214,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $24.417  $25.174    $22.140(1)
Value at end of period                              $23.082  $24.417    $25.174
Number of accumulation units outstanding at end of
 period                                              35,056  101,913     80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $16.547  $15.698    $15.603(1)
Value at end of period                              $17.685  $16.547    $15.698
Number of accumulation units outstanding at end of
 period                                              10,389    9,312      9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                        $25.145  $29.662    $23.156(1)
Value at end of period                              $18.774  $25.145    $29.662
Number of accumulation units outstanding at end of
 period                                              58,650  103,000     63,406
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                        $29.217  $34.923    $23.168(1)
Value at end of period                              $22.480  $29.217    $34.923
Number of accumulation units outstanding at end of
 period                                             115,699  276,228    216,743
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                        $16.446  $15.775    $10.913(1)
Value at end of period                              $14.351  $16.446    $15.775
Number of accumulation units outstanding at end of
 period                                              15,528   38,009     14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                        $10.292  $10.108     $9.954(1)
Value at end of period                              $10.705  $10.292    $10.108
Number of accumulation units outstanding at end of
 period                                               2,751      978      3,895
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                        $16.488  $14.041    $14.452(1)
Value at end of period                              $13.750  $16.488    $14.041
Number of accumulation units outstanding at end of
 period                                               4,701    3,120      4,390
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $33.521  $35.839    $27.595(1)
Value at end of period                              $25.021  $33.521    $35.839
Number of accumulation units outstanding at end of
 period                                              17,946   35,540     23,458
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $20.326  $28.769    $20.019(1)
Value at end of period                              $15.080  $20.326    $28.769
Number of accumulation units outstanding at end of
 period                                             102,235  200,927    194,333

------------------------------------------------------------------

                                                     2001     2000       1999
                                                     ----     ----       ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                        $19.648  $20.735    $17.376(1)
Value at end of period                              $15.420  $19.648    $20.735
Number of accumulation units outstanding at end of
 period                                              39,548   76,323     86,899
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                        $25.184  $31.571    $21.199(1)
Value at end of period                              $18.254  $25.184    $31.571
Number of accumulation units outstanding at end of
 period                                              30,203   73,935     79,515
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                        $21.960  $22.144    $19.112(1)
Value at end of period                              $19.559  $21.960    $22.144
Number of accumulation units outstanding at end of
 period                                              39,247   55,667     53,724

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2) Funds were first received in this option during January 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
(2)  Funds were first received in this option during December 1999.
(3)  Funds were first received in this option during October 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXX
     FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED
        COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2001       2000       1999
                                                 ----       ----       ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                     $17.888    $18.152    $16.828(1)
Value at end of period                           $15.709    $17.888    $18.152
Number of accumulation units outstanding at
 end of period                                    10,461     10,632      9,510
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                     $24.327    $24.660    $22.742(1)
Value at end of period                           $23.135    $24.327    $24.660
Number of accumulation units outstanding at
 end of period                                    91,052     90,316     89,985
ING VP BOND PORTFOLIO
Value at beginning of period                     $15.252    $14.022    $14.142(1)
Value at end of period                           $16.466    $15.252    $14.022
Number of accumulation units outstanding at
 end of period                                    69,345     38,843     74,784
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                     $16.588    $16.652    $15.764(1)
Value at end of period                           $15.317    $16.588    $16.652
Number of accumulation units outstanding at
 end of period                                    11,974     11,879     12,822
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $21.045    $24.094    $19.053(1)
Value at end of period                           $15.239    $21.045    $24.094
Number of accumulation units outstanding at
 end of period                                   125,992    103,003     72,901
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $26.006    $29.443    $26.781(1)
Value at end of period                           $21.067    $26.006    $29.443
Number of accumulation units outstanding at
 end of period                                 1,117,594  1,132,148  1,234,587
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $20.936    $23.294    $20.257(1)
Value at end of period                           $17.954    $20.936    $23.294
Number of accumulation units outstanding at
 end of period                                   175,013    142,200    120,481
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                     $14.906    $12.530    $10.927(1)
Value at end of period                           $14.603    $14.906    $12.530
Number of accumulation units outstanding at
 end of period                                    38,320     21,104      6,386
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                     $10.571     $9.703     $8.783(1)
Value at end of period                           $10.747    $10.571     $9.703
Number of accumulation units outstanding at
 end of period                                    21,657      9,384      5,603
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $11.604    $14.681    $10.489(1)
Value at end of period                            $8.770    $11.604    $14.681
Number of accumulation units outstanding at
 end of period                                    28,216     22,821     19,174
ING VP LEGACY PORTFOLIO
Value at beginning of period                     $15.855    $15.248    $14.736(1)
Value at end of period                           $15.367    $15.855    $15.248
Number of accumulation units outstanding at
 end of period                                     5,464      5,217      8,034
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                     $13.792    $13.069    $12.728(1)
Value at end of period                           $14.232    $13.792    $13.069
Number of accumulation units outstanding at
 end of period                                   135,176    141,829    124,835
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                     $18.822    $17.778    $14.508(1)
Value at end of period                           $19.434    $18.822    $17.778
Number of accumulation units outstanding at
 end of period                                    65,181     50,097     37,985
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                      $5.848     $9.496(1)
Value at end of period                            $4.473     $5.848
Number of accumulation units outstanding at
 end of period                                   161,904     93,245
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                     $20.884    $19.103    $17.291(1)
Value at end of period                           $18.740    $20.884    $19.103
Number of accumulation units outstanding at
 end of period                                    40,213     26,507     19,132

------------------------------------------------------------------

                                                 2001       2000       1999
                                                 ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                     $12.160    $14.269(2)
Value at end of period                            $9.262    $12.160
Number of accumulation units outstanding at
 end of period                                    48,530     36,954
AIM V.I. GROWTH FUND
Value at beginning of period                      $9.552    $12.655(2)
Value at end of period                            $6.270     $9.552
Number of accumulation units outstanding at
 end of period                                    22,059     18,076
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $9.935    $11.815(2)
Value at end of period                            $7.611     $9.935
Number of accumulation units outstanding at
 end of period                                    15,602      8,936
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $9.742    $11.754(2)
Value at end of period                            $8.457     $9.742
Number of accumulation units outstanding at
 end of period                                    26,867     13,459
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $22.077    $22.973    $21.071(1)
Value at end of period                           $20.397    $22.077    $22.973
Number of accumulation units outstanding at
 end of period                                     3,678      3,627      3,697
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $19.952    $18.550    $19.424(1)
Value at end of period                           $18.827    $19.952    $18.550
Number of accumulation units outstanding at
 end of period                                    54,503     39,261     37,177
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $23.231    $26.305    $21.107(1)
Value at end of period                           $18.993    $23.231    $26.305
Number of accumulation units outstanding at
 end of period                                    96,335     92,855     73,156
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $15.625    $19.470    $14.446(1)
Value at end of period                           $12.229    $15.625    $19.470
Number of accumulation units outstanding at
 end of period                                    17,638     12,808     11,298
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                     $22.544    $24.336    $21.293(1)
Value at end of period                           $19.641    $22.544    $24.336
Number of accumulation units outstanding at
 end of period                                   133,618    117,567    111,857
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $31.919    $47.190    $27.048(1)
Value at end of period                           $19.187    $31.919    $47.190
Number of accumulation units outstanding at
 end of period                                   183,874    171,176    130,374
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $24.457    $25.216    $22.177(1)
Value at end of period                           $23.138    $24.457    $25.216
Number of accumulation units outstanding at
 end of period                                    66,356     57,541     42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $16.575    $15.724    $15.629(1)
Value at end of period                           $17.728    $16.575    $15.724
Number of accumulation units outstanding at
 end of period                                     9,819      8,757      8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $25.187    $29.712    $23.195(1)
Value at end of period                           $18.820    $25.187    $29.712
Number of accumulation units outstanding at
 end of period                                    96,674     84,429     45,184
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $29.266    $34.982    $23.206(1)
Value at end of period                           $22.536    $29.266    $34.982
Number of accumulation units outstanding at
 end of period                                   205,808    193,452    158,965
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                     $16.446    $15.775    $10.913(1)
Value at end of period                           $14.362    $16.446    $15.775
Number of accumulation units outstanding at
 end of period                                    21,853     16,186      2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                     $10.292    $10.108     $9.954(1)
Value at end of period                           $10.713    $10.292    $10.108
Number of accumulation units outstanding at
 end of period                                     7,367      7,670        483
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                     $16.515    $14.064    $14.476(1)
Value at end of period                           $13.784    $16.515    $14.064
Number of accumulation units outstanding at
 end of period                                     2,936      2,572      4,217
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $33.577    $35.899    $27.641(1)
Value at end of period                           $25.083    $33.577    $35.899
Number of accumulation units outstanding at
 end of period                                    38,025     34,743     29,139
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                     $20.360    $28.817    $20.053(1)
Value at end of period                           $15.118    $20.360    $28.817
Number of accumulation units outstanding at
 end of period                                   217,215    205,501    197,164

------------------------------------------------------------------

                                                 2001       2000       1999
                                                 ----       ----       ----
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                     $19.681    $20.770    $17.405(1)
Value at end of period                           $15.459    $19.681    $20.770
Number of accumulation units outstanding at
 end of period                                   105,949     99,464     94,525
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                     $25.225    $31.624    $21.234(1)
Value at end of period                           $18.299    $25.225    $31.624
Number of accumulation units outstanding at
 end of period                                    48,207     43,700     46,782
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                     $21.997    $22.181    $19.144(1)
Value at end of period                           $19.607    $21.997    $22.181
Number of accumulation units outstanding at
 end of period                                    55,316     54,355     51,974

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2) Funds were first received in this option during February 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C PROSPECTUS DATED MAY 1, 2002, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.01107-02) DATED MAY 1, 2002.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.01107-02 (5/02)

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2002. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                     ING Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                      Page

General Information and History                                         2
Variable Annuity Account C                                              2
Offering and Purchase of Contracts                                      3
Performance Data                                                        4
        General                                                         4
        Average Annual Total Return Quotations                          5
Income Phase Payments                                                   8
Sales Material and Advertising                                          9
Independent Auditors                                                    9
Financial Statements of the Separate Account                            S-1

Financial Statements of ING Life Insurance and Annuity Company and
  Subsidiaries                                                          F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $21 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 2000. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

THE FUNDS                                       THE FUNDS (CONTINUED)                      THE FUNDS (CONTINUED)
ING VP Ascent Portfolio (Class R Shares)(1)     ING Baron Small Cap Growth Portfolio       DEM(R) Equity Fund (Institutional
ING VP Balanced Portfolio, Inc. (Class R            (Service  Class)                           Shares)(2)(3)
      Shares)(1)                                ING DSI Enhanced Index Portfolio (Service  Fidelity(R) VIP Contrafund(R) Portfolio
ING VP Bond Portfolio (Class R Shares)(1)           Class)(1)                                  (Initial Class)
ING VP Crossroads Portfolio (Class R            ING Goldman Sachs(R) Capital Growth        Fidelity(R) VIP Equity-Income Portfolio
      Shares)(1)                                    Portfolio (Service Class)(1)(5)            (Initial Class)
ING VP Growth Portfolio (Class R Shares) (1)    ING JPMorgan Mid Cap Value Portfolio       Fidelity(R) VIP Growth Portfolio (Initial
ING VP Growth and Income Portfolio (Class R         (Service Class)                            Class)
      Shares)(1)                                ING MFS Capital Opportunities Portfolio    Fidelity(R) VIP Overseas Portfolio
ING VP Index Plus Large Cap Portfolio (Class        (Initial Class )(1)                        (Initial Class)
      R Shares)(1)                              ING MFS Emerging Equities Portfolio        Franklin Small Cap Value Securities Fund
ING VP Index Plus Mid Cap Portfolio (Class R        (Initial Class)(1)                         (Class 2 Shares)(1)
      Shares)(1)                                ING MFS Global Growth Portfolio (Service   Janus Aspen Aggressive Growth Portfolio
ING VP Index Plus Small Cap Portfolio (Class        Class)                                     (Institutional Shares)
      R Shares)(1)                              ING MFS Research Portfolio (Initial        Janus Aspen Balanced Portfolio
ING VP International Equity Portfolio (Class        Class)(1)                                  (Institutional Shares)
      R Shares)(1)                              ING OpCap Balanced Value Portfolio         Janus Aspen Capital Appreciation
ING VP Legacy Portfolio (Class R Shares)(1)         (Service Class)(1)                         Portfolio (Service Shares)
ING VP Money Market Portfolio (Class R          ING PIMCO Total Return Portfolio           Janus Aspen Flexible Income Portfolio
      Shares)(1)                                    (Service Class)                            (Institutional Shares)
ING VP Small Company Portfolio (Class R         ING Salomon Brothers Capital Portfolio     Janus Aspen Growth Portfolio
      Shares)(1)                                    (Service Class)(1)                         (Institutional Shares)
ING VP Technology Portfolio (Class R            ING Salomon Brothers Investors Value       Janus Aspen Worldwide Growth Portfolio
      Shares)(1)                                    Portfolio (Service Class)(1)               (Institutional Shares)
ING VP Value Opportunity Portfolio (Class R     ING Scudder International Growth           Janus Twenty Fund(2)(3)
      Shares)(1)                                    Portfolio (Initial Class)(1)           Lord Abbett Growth and Income Portfolio
ING VP Natural Resources Trust(1) (4)           ING T. Rowe Price Growth Equity                (Class VC Shares)
ING VP Growth Opportunities Portfolio (Class        Portfolio (Initial Class)(1)           Lord Abbett Mid-Cap Value Portfolio
      R Shares)(1)                              ING UBS Tactical Asset Allocation              (Class VC Shares)
ING VP International Value Portfolio (Class R       Portfolio (Service Class)(1)           Oppenheimer Developing Markets Fund
      Shares)(1)                                ING Van Kampen Comstock Portfolio              (Class A Shares)(2)(3)
ING VP MagnaCap Portfolio (Class R Shares)(1)       (Services Class)                       Oppenheimer Global Securities Fund/VA
ING VP MidCap Opportunities Portfolio (Class R  AIM V.I. Capital Appreciation Fund         Oppenheimer Strategic Bond Fund/VA
      Shares)(1)                                    (Series I Shares)                      Pax World Balanced Fund, Inc.(2)
ING VP SmallCap Opportunities Portfolio (Class  AIM V.I. Core Equity Fund (Series I        Pioneer Equity Income VCT Portfolio
      R Shares)(1)                                  Shares)(1)                                 (Class I Shares)
ING Alger Aggressive Growth Portfolio           AIM V.I. Growth Fund (Series I Shares)     Pioneer Fund VCT Portfolio (Class I
      (Service Class)(1)                        AIM V.I. Premier Equity Fund (Series I         Shares)
ING Alger Growth Portfolio (Service Class)(1)       Shares)(1)                             Pioneer Mid-Cap Value VCT Portfolio
ING American Century Small Cap Value Portfolio  American Century(R) Income & Growth            (Class I Shares)
      (Service Class)                               (Advisor Class)(2)(3)                  Wachovia Special Values Fund (Class A
                                                Calvert Social Balanced Portfolio              Shares)(2)(3)



(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix V on page 62 in the prospectus for a complete list of former and current fund names.

(2)  This fund is available to the general public.
(3) Only available to plans that were offering the funds prior to May 1, 2002.
(4) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).
(5) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisors LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services,
LLC) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                           1/N
                              TR = ((ERV/P)   ) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under the contracts. The standardized returns (Table A) assume the maximum mortality and expense risk charge of 1.50%, administrative expense charge of 0.25%, maximum maintenance fee of $30 and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns (Table B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the fund commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under may contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

                                                                                                                       DATE
                                                                                                                  CONTRIBUTIONS
                                                                                                                  FIRST RECEIVED
                                                                                                                    UNDER THE
                                                                                   STANDARDIZED                  SEPARATE ACCOUNT
                                                                -----------------------------------------------  ----------------
                                                                                                      SINCE
               SUBACCOUNT                                        1 YEAR      5 YEAR     10 YEAR     INCEPTION*
-----------------------------------------------------           --------    --------   ---------   ------------
ING VP Ascent Portfolio (Class R Shares)                         (17.61%)      1.63%                   5.77%        07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)              (10.76%)      6.00%      8.13%
ING VP Bond Portfolio (Class R Shares)(1)                          1.33%       3.65%      4.74%
ING VP Crossroads Portfolio (Class R Shares)                     (13.36%)      2.04%                   5.28%        07/05/1995
ING VP Growth Portfolio (Class R Shares)                         (32.10%)                              4.88%        05/30/1997
ING VP Growth and Income Portfolio (Class R Shares)(1)           (24.01%)      1.83%      6.88%
ING VP Index Plus LargeCap Portfolio (Class R Shares)            (19.55%)      8.15%                   8.80%        10/31/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)               (8.07%)                              7.85%        05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R Shares)             (4.58%)                             (0.53%)       05/04/1998
ING VP International Equity Portfolio (Class R Shares)           (29.12%)                             (6.39%)       05/04/1998
ING VP Legacy Portfolio (Class R Shares)                          (9.05%)      2.98%                   5.23%        07/05/1995
ING VP Money Market Portfolio (Class R Shares)(1)(2)              (3.15%)      2.21%      2.87%
ING VP Small Company Portfolio (Class R Shares)                   (3.10%)                             10.07%        05/30/1997
ING VP Technology Portfolio (Class R Shares)                     (28.27%)                            (40.93%)       05/01/2000
ING VP Value Opportunity Portfolio (Class R Shares)              (15.81%)                              9.93%        05/30/1997
ING VP Natural Resources Trust(1)                                (21.70%)     (3.35%)     2.63%
ING VP International Value Portfolio (Class R Shares)                                                 (8.29%)       07/26/2001
ING VP MidCap Opportunities Portfolio (Class R Shares)                                               (11.00%)       08/02/2001
ING VP SmallCap Opportunities Portfolio (Class R Shares)                                             (15.68%)       08/03/2001

ING MFS Capital Opportunities Portfolio (Initial Class)          (29.94%)                              4.42%        11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)     (29.94%)      7.85%      8.36%

ING MFS Emerging Equities Portfolio (Initial Class)              (30.36%)                             (2.42%)       11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)            (30.36%)     (0.36%)                  3.78%        09/30/1993

ING MFS Research Portfolio (Initial Class)                       (26.33%)                             (0.15%)       11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)     (26.33%)     (0.70%)                  3.19%        08/31/1992

ING Scudder International Growth Portfolio (Initial Class)       (31.97%)                             (0.33%)       11/28/1997
Scudder VLIF International/ING Scudder International Growth(3)   (31.97%)      0.84%      5.36%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)        (16.37%)                              5.75%        11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)         (16.37%)      9.18%                  12.10%        10/31/1994

AIM V.I. Capital Appreciation Fund (Series I Shares)             (28.56%)                             (5.08%)       05/07/1999
AIM V.I. Core Equity Fund (Series I Shares)                      (28.15%)                            (11.23%)       05/10/1999
AIM V.I. Growth Fund (Series I Shares)                           (38.46%)                            (17.15%)       05/04/1999
AIM V.I. Premier Equity Fund (Series I Shares)                   (18.56%)                             (8.04%)       05/05/1999
American Century(R) Income & Growth Fund (Advisor Class)                                             (17.53%)       01/30/2001
Calvert Social Balanced Portfolio(1)                             (13.31%)      4.04%      6.73%
DEM(R) Equity Fund (Institutional Shares)                                                            (15.22%)       02/23/2001
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)          (18.26%)      7.24%                  10.99%        05/31/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)          (11.46%)      6.23%                  10.22%        05/31/1994
Fidelity(R) VIP Growth Portfolio (Initial Class)                 (23.31%)      8.42%                  11.78%        05/31/1994
Fidelity(R) VIP Overseas Portfolio (Initial Class)               (26.59%)     (0.26%)                  1.74%        05/31/1994
Franklin Small Cap Value Securities Fund (Class 2 Shares)                                             (1.85%)       08/31/2001
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)   (43.66%)      3.97%                   9.43%        06/30/1994
Janus Aspen Balanced Portfolio (Institutional Shares)            (11.19%)     10.83%                  12.14%        06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)                                          (20.90%)       02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)       0.39%       4.13%                   6.54%        10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)              (29.92%)      5.89%                   9.00%        06/30/1995
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)    (27.78%)      7.90%                  13.00%        05/31/1995
Janus Twenty Fund                                                (34.09%)                            (39.07%)       11/27/2000
Lord Abbett Growth and Income Portfolio (Class VC Shares)                                              6.59%        09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)                                                 (1.66%)       07/26/2001
Oppenheimer Developing Markets Fund (Class A Shares)                                                 (17.67%)       02/21/2001
Oppenheimer Global Securities Fund/VA                            (18.07%)                              7.44%        05/04/1998
Oppenheimer Strategic Bond Fund/VA                                (2.31%)                             (0.66%)       05/07/1998
Pax World Balanced Fund, Inc.                                                                        (12.92%)       02/21/2001
Pioneer Equity Income VCT Portfolio (Class I Shares)                                                  (7.31%)       07/26/2001
Pioneer Fund VCT Portfolio (Class I Shares)                                                            5.26%        09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)                                                  (3.66%)       08/09/2001
Wachovia Special Values Fund (Class A Shares)                                                          7.76%        01/16/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.33%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                                                        FUND
                                                                                                                     INCEPTION
                                                                                 NON-STANDARDIZED                       DATE
                                                                ---------------------------------------------------  ----------
                                                                                                          SINCE
               SUBACCOUNT                                        1 YEAR    3 YEARS   5 YEARS  10 YEARS  INCEPTION**
------------------------------------------------------          --------   -------   -------- --------  -----------
ING VP Ascent Portfolio (Class R Shares)                        (13.26%)    (1.75%)    2.68%                6.61%    07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)              (6.05%)     0.71%     7.09%     8.13%
ING VP Bond Portfolio (Class R Shares)(1)                         6.68%      3.77%     4.72%     4.74%
ING VP Crossroads Portfolio (Class R Shares)                     (8.79%)    (0.96%)    3.09%                6.12%    07/05/1995
ING VP Growth Portfolio (Class R Shares)                        (28.51%)    (6.49%)    7.60%                7.84%    12/13/1996
ING VP Growth and Income Portfolio (Class R Shares)(1)          (20.00%)    (6.98%)    2.88%     6.88%
ING VP Index Plus LargeCap Portfolio (Class R Shares)           (15.30%)    (2.81%)    9.27%               10.54%    09/16/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)              (3.22%)     8.97%                         12.88%    12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R Shares)             0.45%      5.56%                          4.33%    12/19/1997
ING VP International Equity Portfolio (Class R Shares)          (25.38%)    (4.68%)                         0.92%    12/22/1997
ING VP Legacy Portfolio (Class R Shares)                         (4.25%)     1.13%     4.04%                6.06%    07/05/1995
ING VP Money Market Portfolio (Class R Shares)(1)(2)              1.95%      3.13%     3.26%     2.87%
ING VP Small Company Portfolio (Class R Shares)                   2.01%     11.10%    12.41%               12.65%    12/27/1996
ING VP Technology Portfolio (Class R Shares)                    (24.48%)                                  (39.08%)   05/01/2000
ING VP Value Opportunity Portfolio (Class R Shares)             (11.37%)     3.99%    13.06%               13.38%    12/13/1996
ING VP Natural Resources Trust(1)                               (17.57%)     2.34%    (2.35%)    2.63%
ING VP Growth Opportunities Portfolio (Class R Shares)          (39.83%)                                  (31.58%)   04/30/2000
ING VP International Value Portfolio (Class R Shares)           (13.39%)     8.94%                          9.51%    08/08/1997
ING VP MagnaCap Portfolio (Class R Shares)                      (12.19%)                                   (7.33%)   05/01/2000
ING VP MidCap Opportunities Portfolio (Class R Shares)          (34.30%)                                  (27.27%)   04/30/2000
ING VP SmallCap Opportunities Portfolio (Class R Shares)        (30.75%)    17.64%    16.32%               14.64%    05/06/1994
ING Alger Aggressive Growth Portfolio (Service Class)                                                       1.97%    12/10/2001
ING Alger Growth Portfolio (Service Class)                                                                  0.75%    12/10/2001
ING DSI Enhanced Index Portfolio (Service Class)                                                            0.47%    12/10/2001
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)                                               0.63%    12/10/2001

ING MFS Capital Opportunities Portfolio (Initial Class)         (26.24%)    (0.12%)                         5.70%    11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)    (26.24%)    (0.12%)    8.97%     8.36%

ING MFS Emerging Equities Portfolio (Initial Class)             (26.69%)    (8.82%)                        (1.19%)   11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)           (26.69%)    (8.82%)    0.67%     4.71%

ING MFS Research Portfolio (Initial Class)                      (22.44%)    (4.01%)                         1.11%    11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)    (22.44%)    (4.01%)    0.32%     2.22%

ING OpCap Balanced Value Portfolio (Service Class)                                                         (0.60%)   12/10/2001
ING Salomon Brothers Capital Portfolio (Service Class)                                                      2.03%    12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)                                              1.22%    12/10/2001

ING Scudder International Growth Portfolio (Initial Class)      (28.38%)    (4.23%)                         0.98%    11/28/1997
Scudder VLIF International/ING Scudder International Growth(3)  (28.38%)    (4.23%)    1.88%     5.36%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)       (11.96%)     1.20%                          7.06%    11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)        (11.96%)     1.20%    10.31%   12.36%

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                                 0.41%    12/10/2001
AIM V.I. Capital Appreciation Fund (Series I Shares)            (24.80%)    (2.29%)    4.00%                9.65%    05/05/1993
AIM V.I. Core Equity Fund (Series I Shares)                     (24.36%)    (5.83%)    5.25%                9.27%    05/02/1994
AIM V.I. Growth Fund (Series I Shares)                          (35.21%)   (12.47%)    1.91%                6.77%    05/05/1993
AIM V.I. Premier Equity Fund (Series I Shares)                  (14.26%)    (2.92%)    7.62%               11.28%    05/05/1993
American Century(R) Income & Growth Fund (Advisor Class)(1)(4)  (10.40%)    (3.27%)    8.40%    10.84%
Calvert Social Balanced Portfolio(1)                             (8.74%)    (1.53%)    5.12%     6.73%
DEM(R) Equity Fund (Institutional Shares)                       (16.65%)     6.20%                          5.22%    04/08/1998
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)         (13.95%)    (1.32%)    8.35%               13.58%    01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)(1)       (6.79%)     1.13%     7.33%    11.47%
Fidelity(R) VIP Growth Portfolio (Initial Class)(1)             (19.26%)    (1.66%)    9.54%    11.26%
Fidelity(R) VIP Overseas Portfolio (Initial Class)(1)           (22.72%)    (4.97%)    0.77%     3.88%
Franklin Small Cap Value Securities Fund (Class 2 Shares)        11.65%     10.87%                          1.26%    05/01/1998
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)  (40.68%)    (4.24%)    5.04%               10.39%    09/13/1993
Janus Aspen Balanced Portfolio (Institutional Shares)            (6.50%)     3.69%    11.98%               12.16%    09/13/1993
Janus Aspen Capital Appreciation Portfolio (Service Shares)(5)  (23.37%)    (0.27%)                        15.11%    05/01/1997
Janus Aspen Flexible Income Portfolio (Institutional Shares)      5.69%      3.17%     5.20%                6.09%    09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)             (26.22%)    (4.40%)    6.98%                9.72%    09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)   (23.97%)     0.51%     9.02%               13.57%    09/13/1993
Janus Twenty Fund(1)                                            (30.62%)    (9.37%)   10.05%    9.66%
Lord Abbett Growth and Income Portfolio (Class VC Shares)(1)     (8.52%)     5.98%    10.03%   11.98%
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)             6.01%                                    21.29%    09/15/1999
Oppenheimer Developing Markets Fund (Class A Shares)             (7.55%)    15.45%     6.37%                6.48%    11/18/1996
Oppenheimer Global Securities Fund/VA(1)                        (13.75%)    11.43%    13.22%   11.76%
Oppenheimer Strategic Bond Fund/VA                                2.85%      1.46%     2.37%                3.61%    05/03/1993
Pax World Balanced Fund, Inc.(1)                                (10.85%)     2.04%     9.80%     7.77%
Pioneer Equity Income VCT Portfolio (Class I Shares)             (8.75%)     0.70%    10.12%               12.43%    03/01/1995
Pioneer Fund VCT Portfolio (Class I Shares)                     (12.56%)    (0.42%)                         6.19%    10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)              4.48%     10.30%     9.11%               10.77%    03/01/1995
Wachovia Special Values Fund (Class A Shares)                    15.90%     10.95%    10.82%               12.90%    05/07/1993

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.33%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(4) The performance of the Advisor Shares prior to December 15, 1997 reflects the performance of a different class of American Century Fund shares, restated estimated fees and expenses, ignoring any fee and expense limitations.
(5) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-8

Statements of Changes in Net Assets.........................     S-8

Condensed Financial Information.............................     S-9

Notes to Financial Statements...............................    S-42

Report of Independent Auditors..............................    S-61

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
  Aetna Ascent VP                      5,255,708  $    76,163,930  $    67,010,283
  Aetna Balanced VP, Inc.             63,527,168      941,395,632      768,043,464
  Aetna Bond VP                       31,629,056      411,092,484      409,596,277
  Aetna Crossroads VP                  4,633,460       62,509,495       57,037,891
  Aetna GET Fund, Series D            29,598,965      297,508,659      288,293,920
  Aetna GET Fund, Series E            11,999,667      120,781,409      118,196,723
  Aetna GET Fund, Series G             3,405,259       34,322,636       33,746,120
  Aetna GET Fund, Series H             2,570,498       26,011,100       25,807,795
  Aetna GET Fund, Series I               125,859        1,271,493        1,252,292
  Aetna GET Fund, Series J                38,632          390,384          380,525
  Aetna GET Fund, Series K               227,934        2,301,390        2,274,781
  Aetna GET Fund, Series L               132,321        1,332,026        1,304,688
  Aetna GET Fund, Series Q               363,917        3,639,983        3,641,608
  Aetna Growth and Income VP         173,976,346    5,426,258,664    3,399,497,793
  Aetna Growth VP                     12,527,440      182,697,142      120,764,519
  Aetna Index Plus Large Cap VP       33,160,607      583,684,457      459,606,019
  Aetna Index Plus Mid Cap VP          6,535,530       90,551,160       88,491,082
  Aetna Index Plus Small Cap VP        2,487,919       28,270,439       28,859,864
  Aetna International VP               1,389,613       10,503,134       10,977,941
  Aetna Legacy VP                      3,093,907       38,755,806       37,095,947
  Aetna Money Market VP               28,106,423      372,750,420      374,568,678
  Aetna Small Company VP               8,045,577      130,577,951      134,200,221
  Aetna Technology VP                  7,009,738       40,956,370       31,754,112
  Aetna Value Opportunity VP           8,955,479      132,460,735      118,660,092
  AIM V.I. Funds:
    Capital Appreciation Fund            875,993       29,357,433       19,026,559
    Growth and Income Fund             2,192,023       63,888,717       44,278,866
    Growth Fund                          951,036       26,653,938       15,568,467
    Value Fund                           956,508       28,186,119       22,334,468
  American Century Income and
    Growth Fund                           23,013          642,973          628,951
  Calvert Social Balanced Portfolio   33,166,811       65,972,466       58,340,420
  Chapman DEM-Registered Trademark-
    Equity Fund                            4,887           84,557           92,273
  Fidelity-Registered Trademark-
    Investments Variable Insurance
    Products Funds:
    Asset Manager Portfolio --
      Initial Class                    1,487,902       24,287,386       21,589,463
    Contrafund-Registered
      Trademark- Portfolio --
      Initial Class                   18,643,176      390,047,585      375,287,140
    Equity-Income Portfolio --
      Initial Class                   10,431,395      243,068,260      237,314,227
    Growth Portfolio -- Initial
      Class                           11,554,630      479,838,036      388,351,107
    High Income Portfolio --
      Initial Class                      420,323        2,744,118        2,694,271
    Index 500 Portfolio -- Initial
      Class                              738,808      111,739,318       96,096,738
    Overseas Portfolio -- Initial
      Class                            1,063,822       15,101,338       14,765,849
  Franklin Value Securities Fund          11,912          116,804          129,725
  Janus Aspen Series:
    Aggressive Growth Portfolio --
      I Shares                        25,905,823    1,101,530,359      569,410,000
    Balanced Portfolio -- I Shares    14,995,572      354,396,600      338,450,060

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
    Capital Appreciation
      Portfolio -- S Shares               25,781  $       545,981  $       530,322
    Flexible Income Portfolio -- I
      Shares                           4,866,544       56,838,167       56,743,899
    Growth Portfolio -- I Shares      15,373,195      426,395,893      305,619,111
    Worldwide Growth Portfolio -- I
      Shares                          27,458,173      909,329,194      783,656,268
  Janus Twenty Fund                       12,915          642,222          496,725
  Lord Abbett Funds:
    Growth and Income Portfolio           53,053        1,201,597        1,226,053
    Mid-Cap Value Portfolio               17,155          257,998          265,038
  MFS-Registered Trademark- Total
    Return Series                      1,140,677       21,279,207       21,227,997
  Oppenheimer Funds:
    Developing Markets Fund               16,784          218,990          222,893
    Global Securities Fund/VA          3,808,514       96,231,723       86,986,470
    Strategic Bond Fund/VA             2,124,804        9,891,651        9,816,595
  PAX World Balanced Fund                115,981        2,418,556        2,309,174
  Pilgrim Funds:
    Emerging Markets Fund              1,119,442        5,261,516        5,518,849
    Natural Resources Trust Fund       1,028,305       13,623,422       12,750,984
  Pilgrim Variable Funds:
    Growth Opportunities
      Portfolio -- Class R                 1,738            9,527            9,527
    International Value
      Portfolio -- Class R               149,031        1,512,553        1,529,054
    Mid Cap Opportunities
      Portfolio -- Class R                 4,863           29,633           29,521
    Small Cap Opportunities
      Portfolio -- Class R                 3,139           56,426           59,269
  Pioneer Funds:
    Equity-Income VCT Portfolio            4,805           87,585           88,405
    Fund VCT Portfolio                       469            8,944            8,945
    Mid-Cap Value VCT Portfolio            4,662           76,248           80,892
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio -- I Class             7,964,827      316,304,508      216,006,116
    PPI MFS Emerging Equities
      Portfolio -- I Class             7,494,156      373,169,708      305,236,978
    PPI MFS Research Growth
      Portfolio -- I Class            21,266,928      219,343,753      172,262,113
    PPI Scudder International
      Growth Portfolio -- I Class     14,513,049      144,260,565      145,565,880
    PPI T. Rowe Price Growth Equity
      Portfolio -- I Class             4,937,177      241,450,739      223,752,864
  Wachovia Special Values Fund           198,772        3,938,370        3,925,737
                                                  ---------------  ---------------
NET ASSETS                                        $14,798,227,582  $11,141,346,898
                                                  ===============  ===============

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $   67,010,283
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     739,144,233
    Annuity contracts in payment period...........      28,899,231
Aetna Bond VP
    Annuity contracts in accumulation.............     403,727,419
    Annuity contracts in payment period...........       5,868,858
Aetna Crossroads VP
    Annuity contracts in accumulation.............      56,976,436
    Annuity contracts in payment period...........          61,455
Aetna GET Fund, Series D
    Annuity contracts in accumulation.............     288,293,920
Aetna GET Fund, Series E
    Annuity contracts in accumulation.............     118,196,723
Aetna GET Fund, Series G
    Annuity contracts in accumulation.............      33,746,120
Aetna GET Fund, Series H
    Annuity contracts in accumulation.............      25,807,795
Aetna GET Fund, Series I
    Annuity contracts in accumulation.............       1,252,292
Aetna GET Fund, Series J
    Annuity contracts in accumulation.............         380,525
Aetna GET Fund, Series K
    Annuity contracts in accumulation.............       2,274,781
Aetna GET Fund, Series L
    Annuity contracts in accumulation.............       1,304,688
Aetna GET Fund, Series Q
    Annuity contracts in accumulation.............       3,641,608
Aetna Growth and Income VP
    Annuity contracts in accumulation.............   3,170,240,934
    Annuity contracts in payment period...........     229,256,859
Aetna Growth VP
    Annuity contracts in accumulation.............     120,456,683
    Annuity contracts in payment period...........         307,836
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............     457,492,812
    Annuity contracts in payment period...........       2,113,207
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.............      88,491,082
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.............      28,859,864
Aetna International VP
    Annuity contracts in accumulation.............      10,977,941
Aetna Legacy VP
    Annuity contracts in accumulation.............      36,927,158
    Annuity contracts in payment period...........         168,789

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Aetna Money Market VP
    Annuity contracts in accumulation.............  $  374,418,757
    Annuity contracts in payment period...........         149,921
Aetna Small Company VP
    Annuity contracts in accumulation.............     134,140,868
    Annuity contracts in payment period...........          59,353
Aetna Technology VP
    Annuity contracts in accumulation.............      31,754,112
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............     118,660,092
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............      19,026,559
  Growth and Income Fund
    Annuity contracts in accumulation.............      44,278,866
  Growth Fund
    Annuity contracts in accumulation.............      15,568,467
  Value Fund
    Annuity contracts in accumulation.............      22,334,468
American Century Income and Growth Fund
    Annuity contracts in accumulation.............         628,951
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............      58,340,420
Chapman DEM-Registered Trademark- Equity Fund
    Annuity contracts in accumulation.............          92,273
Fidelity-Registered Trademark- Investments
  Variable Insurance Products Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.............      21,589,463
  Contrafund-Registered Trademark- Portfolio --
    Initial Class
    Annuity contracts in accumulation.............     375,287,140
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.............     237,314,227
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.............     388,351,107
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.............       2,645,583
    Annuity contracts in payment period...........          48,688
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.............      96,096,738
  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.............      14,765,849
Franklin Value Securities Fund
    Annuity contracts in accumulation.............         129,725
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     569,410,000
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.............     338,450,060
  Capital Appreciation Portfolio -- S Shares
    Annuity contracts in accumulation.............         530,322

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.............  $   56,743,899
  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     304,891,580
    Annuity contracts in payment period...........         727,531
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     782,779,890
    Annuity contracts in payment period...........         876,378
Janus Twenty Fund
    Annuity contracts in accumulation.............         496,725
Lord Abbett Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............       1,226,053
  Mid-Cap Value Portfolio
    Annuity contracts in accumulation.............         265,038
MFS-Registered Trademark- Total Return Series
    Annuity contracts in accumulation.............      21,227,997
Oppenheimer Funds:
  Developing Markets Fund
    Annuity contracts in accumulation.............         222,893
  Global Securities Fund/VA
    Annuity contracts in accumulation.............      86,986,470
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............       9,799,961
    Annuity contracts in payment period...........          16,634
PAX World Balanced Fund
    Annuity contracts in accumulation.............       2,309,174
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.............       5,518,849
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............      12,750,984
Pilgrim Variable Funds:
  Growth Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............           9,527
  International Value Portfolio -- Class R
    Annuity contracts in accumulation.............       1,529,054
  Mid Cap Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............          29,521
  Small Cap Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............          59,269
Pioneer Funds:
  Equity-Income VCT Portfolio
    Annuity contracts in accumulation.............          88,405
  Fund VCT Portfolio
    Annuity contracts in accumulation.............           8,945
  Mid-Cap Value VCT Portfolio
    Annuity contracts in accumulation.............          80,892

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I
    Class
    Annuity contracts in accumulation.............  $  215,627,607
    Annuity contracts in payment period...........         378,509
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.............     305,126,330
    Annuity contracts in payment period...........         110,648
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.............     172,262,113
  PPI Scudder International Growth Portfolio -- I
    Class
    Annuity contracts in accumulation.............     145,560,773
    Annuity contracts in payment period...........           5,107
  PPI T. Rowe Price Growth Equity Portfolio -- I
    Class
    Annuity contracts in accumulation.............     223,625,073
    Annuity contracts in payment period...........         127,791
Wachovia Special Values Fund
    Annuity contracts in accumulation.............       3,925,737
                                                    --------------
                                                    $11,141,346,898
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2001
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $   464,350,375
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................      (132,666,634)
                                                     ---------------
Net investment income.............................   $   331,683,741
                                                     ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes
  1, 4 and 5)
  Proceeds from sales.............................   $ 3,331,253,418
  Cost of investments sold........................    (3,763,191,632)
                                                     ---------------
    Net realized loss on investments..............      (431,938,214)
                                                     ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of year...............................    (1,381,531,716)
  End of year.....................................    (3,656,880,684)
                                                     ---------------
    Net change in unrealized loss on
      investments.................................    (2,275,348,968)
                                                     ---------------
Net realized and unrealized loss on investments...    (2,707,287,182)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(2,375,603,441)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2001             2000
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $   331,683,741  $ 1,296,974,423
Net realized (loss) gain on
  investments...........................     (431,938,214)     324,558,619
Net change in unrealized loss on
  investments...........................   (2,275,348,968)  (3,605,027,788)
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (2,375,603,441)  (1,983,494,746)
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,150,499,362    1,255,425,118
Transfer (to) from the Company for
  mortality guarantee adjustments.......         (691,770)       3,371,394
Transfer (to) from the Company's other
  variable annuity accounts.............     (426,771,909)     254,674,124
Redemptions by contract holders.........     (859,262,313)  (1,257,770,002)
Annuity Payments........................      (34,629,019)     (47,041,158)
Other...................................       (1,478,438)       1,019,544
                                          ---------------  ---------------
  Net (decrease) increase in net assets
    from unit transactions (Note 6).....     (172,334,087)     209,679,020
                                          ---------------  ---------------
Change in net assets....................   (2,547,937,528)  (1,773,815,726)
NET ASSETS:
Beginning of year.......................   13,689,284,426   15,463,100,152
                                          ---------------  ---------------
End of year.............................  $11,141,346,898  $13,689,284,426
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                               0.00% to 1.75%           1.60%
Qualified III           $ 17.601   $ 15.374  (12.65%)                                                  202.6     $         3,115
Qualified V               17.449     15.218  (12.79%)                                                1,522.1              23,163
Qualified VI              17.601     15.374  (12.65%)                                            2,337,041.6          35,929,678
Qualified VIII            17.593     15.367  (12.65%)                                                    8.6                 132
Qualified X (1.15)        18.200     15.914  (12.56%)                                                8,988.9             143,049
Qualified X (1.25)        18.100     15.811  (12.65%)                                              366,302.8           5,791,614
Qualified XI              17.927     15.755  (12.12%)                                               76,262.0           1,201,508
Qualified XII (0.05)      16.762     15.691   (6.39%)      (6)                                       6,000.4              94,152
Qualified XII (0.35)      10.744      9.471  (11.85%)                                              149,119.8           1,412,314
Qualified XII (0.40)      15.873     13.985  (11.89%)                                                2,197.3              30,729
Qualified XII (0.45)      10.716      9.436  (11.94%)                                               87,049.2             821,396
Qualified XII (0.55)      10.688      9.402  (12.03%)                                                3,470.0              32,625
Qualified XII (0.60)      10.376      9.385   (9.55%)      (2)                                         788.6               7,401
Qualified XII (0.65)      10.660      9.368  (12.12%)                                              251,064.4           2,351,971
Qualified XII (0.70)      10.646      9.352  (12.15%)                                               28,974.2             270,967
Qualified XII (0.75)      10.633      9.335  (12.21%)                                              214,582.9           2,003,131
Qualified XII (0.80)      11.292      9.908  (12.26%)                                              239,231.2           2,370,303
Qualified XII (0.85)      15.761     13.823  (12.30%)                                              146,445.5           2,024,316
Qualified XII (0.90)      11.104      9.734  (12.34%)                                                2,015.3              19,617
Qualified XII (0.95)      15.688     13.745  (12.39%)                                               63,532.1             873,249
Qualified XII (1.00)      15.652     13.707  (12.43%)                                              489,143.9           6,704,696
Qualified XII (1.05)      15.616     13.668  (12.47%)                                               76,585.6           1,046,772
Qualified XII (1.10)      15.580     13.630  (12.52%)                                               44,705.8             609,340
Qualified XII (1.15)      15.544     13.591  (12.56%)                                               17,199.5             233,759
Qualified XII (1.20)      15.508     13.553  (12.61%)                                               39,012.2             528,733
Qualified XII (1.25)      15.472     13.515  (12.65%)                                                8,645.2             116,840
Qualified XII (1.30)      15.436     13.477  (12.69%)                                                7,856.6             105,883
Qualified XII (1.35)      15.400     13.439  (12.73%)                                                    8.5                 114
Qualified XII (1.40)      15.365     13.401  (12.78%)                                                5,178.6              69,399
Qualified XII (1.50)      15.294     13.326  (12.87%)                                                4,550.4              60,638
Qualified XV              17.815     15.609  (12.38%)                                                8,828.9             137,810
Qualified XVI             17.437     15.194  (12.86%)                                               36,844.7             559,818
Qualified XVII            17.821     15.622  (12.34%)                                                1,132.8              17,696
Qualified XVIII           18.328     16.066  (12.34%)                                                8,286.1             133,124
Qualified XXI             17.858     15.670  (12.25%)                                                9,375.6             146,916
Qualified XXII            17.888     15.709  (12.18%)                                               10,461.1             164,333
Qualified XXIV            15.662     13.734  (12.31%)                                               18,369.2             252,282
Qualified XXV             17.628     15.499  (12.08%)                                                9,106.5             141,141
Qualified XXVI            17.620     15.469  (12.21%)                                                  626.3               9,688
Qualified XXVII           17.624     15.425  (12.48%)                                               33,425.3             515,585
Qualified XXVIII          17.601     15.375  (12.65%)                                                3,335.7              51,286
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                       0.00% to 1.75%           5.73%
Qualified I               31.647     29.954   (5.35%)                                               30,859.6             924,367
Qualified III             31.424     29.730   (5.39%)                                               35,755.7           1,063,018
Qualified V               23.779     22.457   (5.56%)                                                4,739.3             106,430
Qualified VI              23.936     22.642   (5.41%)                                           15,791,704.0         357,555,763
Qualified VII             23.063     21.829   (5.35%)                                              193,770.1           4,229,808
Qualified VIII            22.215     21.013   (5.41%)                                                4,681.1              98,364
Qualified IX              22.557     21.445   (4.93%)                                                1,928.9              41,365
Qualified X (1.15)        24.108     22.827   (5.31%)                                               96,618.9           2,205,519
Qualified X (1.25)        23.936     22.642   (5.41%)                                            4,053,041.6          91,768,969
Qualified XI              24.380     23.202   (4.83%)                                              684,729.6          15,887,097
Qualified XII (0.05)      23.584     23.108   (2.02%)      (6)                                     121,395.5           2,805,207
Qualified XII (0.35)      11.974     11.430   (4.54%)                                            1,197,262.2          13,684,707
Qualified XII (0.40)      17.181     16.392   (4.59%)                                                9,835.3             161,220
Qualified XII (0.45)      11.943     11.389   (4.64%)                                              174,642.2           1,989,000
Qualified XII (0.55)      11.912     11.348   (4.73%)                                              179,399.6           2,035,827
Qualified XII (0.60)      12.058     11.327   (6.06%)      (2)                                     618,049.1           7,000,642
Qualified XII (0.65)      11.881     11.307   (4.83%)                                              123,202.5           1,393,051
Qualified XII (0.70)      11.865     11.286   (4.88%)                                              224,541.6           2,534,177
Qualified XII (0.75)      11.850     11.266   (4.93%)                                              553,197.3           6,232,321

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.80)    $ 12.628   $ 11.999   (4.98%)                                            3,038,118.3     $    36,454,382
Qualified XII (0.85)      17.060     16.203   (5.02%)                                            1,663,296.8          26,950,398
Qualified XII (0.90)      12.379     11.751   (5.07%)                                               18,354.1             215,679
Qualified XII (0.95)      16.981     16.112   (5.12%)                                              627,673.6          10,113,077
Qualified XII (1.00)      16.942     16.067   (5.16%)                                            3,179,028.9          51,077,458
Qualified XII (1.05)      16.903     16.021   (5.22%)                                              165,847.8           2,657,048
Qualified XII (1.10)      16.864     15.976   (5.27%)                                               60,130.4             960,644
Qualified XII (1.15)      16.825     15.931   (5.31%)                                               72,759.3           1,159,128
Qualified XII (1.20)      16.786     15.886   (5.36%)                                               63,930.6           1,015,602
Qualified XII (1.25)      16.747     15.842   (5.40%)                                                7,084.8             112,238
Qualified XII (1.30)      16.708     15.797   (5.45%)                                                3,720.5              58,772
Qualified XII (1.35)      16.670     15.752   (5.51%)                                                  531.0               8,364
Qualified XII (1.40)      16.631     15.708   (5.55%)                                               11,109.1             174,501
Qualified XII (1.50)      16.554     15.620   (5.64%)                                                1,077.2              16,826
Qualified XV              24.228     22.987   (5.12%)                                               85,982.2           1,976,472
Qualified XVI             23.714     22.375   (5.65%)                                              304,552.9           6,814,371
Qualified XVII            24.150     22.902   (5.17%)                                              266,175.7           6,095,955
Qualified XVIII           24.150     22.902   (5.17%)                                              414,099.1           9,483,697
Qualified XIX             31.930     30.298   (5.11%)                                               22,072.9             668,766
Qualified XX              31.710     30.072   (5.17%)                                               84,038.1           2,527,193
Qualified XXI             24.286     23.078   (4.97%)                                               95,721.6           2,209,063
Qualified XXII            24.327     23.135   (4.90%)                                               91,052.4           2,106,497
Qualified XXIV            16.953     16.098   (5.04%)                                              338,782.1           5,453,715
Qualified XXV             23.973     22.825   (4.79%)                                              258,873.9           5,908,797
Qualified XXVI            23.962     22.781   (4.93%)                                               27,462.4             625,621
Qualified XXVII           31.470     29.827   (5.22%)                                            1,490,555.3          44,458,794
Qualified XXVIII          31.429     29.731   (5.40%)                                              143,093.2           4,254,303
Qualified XXIX            31.429     29.730   (5.41%)                                               10,380.9             308,623
Qualified XXX             31.429     29.650   (5.66%)                                              120,114.6           3,561,397
Annuity contracts in payment
  period                                                                                                              28,899,231
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                 0.00% to 1.75%           6.40%
Qualified I               58.977     63.372    7.45%                                                11,659.0             738,855
Qualified III             58.190     62.489    7.39%                                                11,856.0             740,869
Qualified V               15.115     16.205    7.21%                                                13,280.4             215,209
Qualified VI              15.007     16.115    7.38%                                            11,769,148.7         189,659,832
Qualified VII             13.904     14.941    7.46%                                               132,442.9           1,978,830
Qualified VIII            13.816     14.836    7.38%                                                 9,231.3             136,956
Qualified IX              14.146     15.252    7.82%                                                 2,039.1              31,101
Qualified X (1.15)        15.115     16.248    7.50%                                                82,489.2           1,340,284
Qualified X (1.25)        15.007     16.115    7.38%                                             1,882,061.4          30,329,419
Qualified XI              15.286     16.514    8.03%                                               525,416.9           8,676,734
Qualified XII (0.05)      15.886     16.447    3.53%       (6)                                      22,510.2             370,226
Qualified XII (0.35)      11.377     12.329    8.37%                                               416,127.1           5,130,431
Qualified XII (0.40)      13.041     14.124    8.30%                                                 1,646.4              23,254
Qualified XII (0.45)      11.348     12.284    8.25%                                                91,516.0           1,124,183
Qualified XII (0.55)      11.318     12.240    8.15%                                                48,530.9             594,018
Qualified XII (0.60)      11.539     12.218    5.88%       (2)                                     128,150.2           1,565,739
Qualified XII (0.65)      11.289     12.196    8.03%                                               162,515.5           1,982,039
Qualified XII (0.70)      11.274     12.174    7.98%                                               140,186.1           1,706,626
Qualified XII (0.75)      11.259     12.152    7.93%                                               279,302.0           3,394,078
Qualified XII (0.80)      11.406     12.304    7.87%                                             1,192,571.4          14,673,398
Qualified XII (0.85)      12.949     13.961    7.82%                                               904,309.7          12,625,068
Qualified XII (0.90)      11.388     12.273    7.77%                                                 8,759.9             107,510
Qualified XII (0.95)      12.889     13.883    7.71%                                               471,124.5           6,540,621
Qualified XII (1.00)      12.859     13.844    7.66%                                             2,285,455.5          31,639,846
Qualified XII (1.05)      12.829     13.805    7.61%                                               129,865.3           1,792,790
Qualified XII (1.10)      12.800     13.766    7.55%                                                68,465.6             942,498
Qualified XII (1.15)      12.770     13.727    7.49%                                                62,226.1             854,178
Qualified XII (1.20)      12.740     13.688    7.44%                                                50,803.6             695,399
Qualified XII (1.25)      12.711     13.650    7.39%                                                28,418.3             387,910
Qualified XII (1.30)      12.681     13.611    7.33%                                                 4,920.7              66,976

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XII (1.35)    $ 12.652   $ 13.573    7.28%                                                   480.2     $         6,518
Qualified XII (1.40)      12.623     13.535    7.22%                                                10,134.0             137,164
Qualified XII (1.50)      12.564     13.459    7.12%                                                 1,612.0              21,696
Qualified XV              15.190     16.361    7.71%                                                47,583.9             778,520
Qualified XVI             14.868     15.926    7.12%                                               176,719.8           2,814,440
Qualified XVII            15.087     16.226    7.55%                                               259,850.2           4,216,330
Qualified XVIII           15.087     16.226    7.55%                                               504,658.6           8,188,591
Qualified XIX             59.293     63.808    7.61%                                                 8,586.4             547,880
Qualified XX              58.502     62.918    7.55%                                                15,083.7             949,035
Qualified XXI             15.227     16.426    7.87%                                                23,648.1             388,444
Qualified XXII            15.252     16.466    7.96%                                                69,345.0           1,141,835
Qualified XXIV            12.867     13.871    7.80%                                               158,918.9           2,204,364
Qualified XXV             15.030     16.246    8.09%                                                94,842.7           1,540,815
Qualified XXVI            15.023     16.214    7.93%                                                46,816.6             759,084
Qualified XXVII           58.266     62.692    7.60%                                               697,898.0          43,752,623
Qualified XXVIII          58.190     62.490    7.39%                                               232,374.0          14,521,050
Qualified XXIX            58.190     62.489    7.39%                                                 1,960.2             122,489
Qualified XXX             58.180     62.321    7.12%                                                25,218.9           1,571,664
Annuity contracts in
  payment period                                                                                                       5,868,858
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                           0.00% to 1.75%           2.54%
Qualified III             16.322     14.991   (8.15%)                                                   34.6                 518
Qualified V               16.181     14.838   (8.30%)                                                  806.1              11,961
Qualified VI              16.322     14.991   (8.15%)                                            1,945,392.2          29,163,374
Qualified X (1.15)        16.799     15.445   (8.06%)                                               18,902.1             291,943
Qualified X (1.25)        16.707     15.345   (8.15%)                                              266,564.1           4,090,426
Qualified XI              16.625     15.362   (7.60%)                                               71,563.7           1,099,362
Qualified XII (0.05)      16.042     15.300   (4.63%)      (6)                                       5,741.8              87,849
Qualified XII (0.35)      10.777      9.988   (7.32%)                                               77,523.5             774,305
Qualified XII (0.40)      14.962     13.860   (7.37%)                                                  572.7               7,938
Qualified XII (0.45)      10.749      9.952   (7.41%)                                              190,721.8           1,898,063
Qualified XII (0.55)      10.721      9.916   (7.51%)                                                2,933.3              29,087
Qualified XII (0.60)      10.501      9.898   (5.74%)      (2)                                         887.1               8,781
Qualified XII (0.65)      10.693      9.880   (7.60%)                                               88,213.8             871,552
Qualified XII (0.70)      10.679      9.862   (7.65%)                                               56,178.5             554,032
Qualified XII (0.75)      10.665      9.845   (7.69%)                                              220,372.4           2,169,566
Qualified XII (0.80)      11.232     10.363   (7.74%)                                              158,589.2           1,643,460
Qualified XII (0.85)      14.857     13.700   (7.79%)                                               97,325.0           1,333,352
Qualified XII (0.90)      11.061     10.195   (7.83%)                                                2,379.9              24,263
Qualified XII (0.95)      14.788     13.623   (7.88%)                                               54,305.9             739,809
Qualified XII (1.00)      14.754     13.585   (7.92%)                                              195,525.0           2,656,207
Qualified XII (1.05)      14.719     13.547   (7.96%)                                               75,355.2           1,020,837
Qualified XII (1.10)      14.685     13.508   (8.01%)                                               57,924.4             782,443
Qualified XII (1.15)      14.651     13.470   (8.06%)                                               13,895.5             187,173
Qualified XII (1.20)      14.617     13.432   (8.11%)                                              352,350.4           4,732,771
Qualified XII (1.25)      14.584     13.395   (8.15%)                                               13,693.2             183,421
Qualified XII (1.30)      14.550     13.357   (8.20%)                                                5,656.9              75,559
Qualified XII (1.40)      14.483     13.282   (8.29%)                                               11,787.3             156,559
Qualified XII (1.50)      14.416     13.207   (8.39%)                                                  842.4              11,126
Qualified XV              16.521     15.220   (7.87%)                                                8,971.7             136,550
Qualified XVI             16.170     14.814   (8.39%)                                               34,726.2             514,434
Qualified XVII            16.526     15.232   (7.83%)                                               28,421.9             432,923
Qualified XVIII           16.917     15.592   (7.83%)                                               10,453.4             162,990
Qualified XXI             16.561     15.279   (7.74%)                                                5,458.3              83,397
Qualified XXII            16.588     15.317   (7.66%)                                               11,974.0             183,405
Qualified XXIV            14.763     13.611   (7.80%)                                                7,213.9              98,188
Qualified XXV             16.347     15.113   (7.55%)                                                4,884.5              73,820
Qualified XXVI            16.340     15.083   (7.69%)                                                  361.3               5,450
Qualified XXVII           16.343     15.040   (7.97%)                                               43,445.1             653,415
Qualified XXVIII          16.322     14.991   (8.15%)                                                1,742.8              26,127
Annuity contracts in payment
  period                                                                                                                  61,455
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:                                      0.25% to 1.75%           1.46%
Qualified III           $ 10.188   $ 10.235    0.46%                                                 5,679.9     $        58,134
Qualified VI              10.188     10.235    0.46%                                            11,004,023.9         112,626,185
Qualified X (1.15)        10.188     10.235    0.46%                                               132,698.1           1,358,165
Qualified X (1.25)        10.188     10.235    0.46%                                             2,396,910.6          24,532,380
Qualified XI              10.292     10.403    1.08%                                             2,082,570.1          21,664,977
Qualified XII (0.30)      10.414     10.391   (0.22%)      (6)                                     113,240.1           1,176,678
Qualified XII (0.60)      10.394     10.537    1.38%                                               109,223.6           1,150,889
Qualified XII (0.65)      10.376     10.515    1.34%                                                 1,176.9              12,375
Qualified XII (0.70)      10.370     10.503    1.28%                                                36,796.9             386,478
Qualified XII (0.80)      10.347     10.469    1.18%                                                26,177.6             274,053
Qualified XII (0.85)      10.455     10.453   (0.02%)      (2)                                      78,932.0             825,076
Qualified XII (0.90)      10.324     10.436    1.08%                                                21,619.4             225,620
Qualified XII (0.95)      10.313     10.419    1.03%                                                50,425.8             525,386
Qualified XII (1.00)      10.301     10.402    0.98%                                               169,250.0           1,760,539
Qualified XII (1.05)      10.290     10.385    0.92%                                             2,245,229.0          23,316,703
Qualified XII (1.10)      10.279     10.368    0.87%                                               157,582.8           1,633,818
Qualified XII (1.20)      10.256     10.335    0.77%                                               311,695.2           3,221,370
Qualified XII (1.25)      10.244     10.318    0.72%                                             4,834,394.4          49,881,281
Qualified XII (1.30)      10.233     10.302    0.67%                                                49,869.4             513,755
Qualified XII (1.35)      10.222     10.285    0.62%                                                12,912.6             132,806
Qualified XII (1.40)      10.210     10.268    0.57%                                                 9,072.6              93,157
Qualified XII (1.50)      10.188     10.235    0.46%                                                 5,628.6              57,609
Qualified XII (1.65)      10.171     10.186    0.15%       (1)                                         692.5               7,054
Qualified XV              10.256     10.335    0.77%                                                76,150.5             787,015
Qualified XVI             10.131     10.153    0.22%                                               101,063.2           1,026,095
Qualified XVII            10.188     10.235    0.46%                                                89,461.7             915,640
Qualified XVIII           10.188     10.235    0.46%                                               477,459.9           4,886,802
Qualified XXI             10.282     10.377    0.92%                                                50,652.0             525,616
Qualified XXII            10.282     10.377    0.92%                                               397,209.4           4,121,842
Qualified XXIV            10.251     10.339    0.86%                                                63,863.9             660,289
Qualified XXV             10.203     10.318    1.13%                                                52,237.4             538,985
Qualified XXVI            10.199     10.298    0.97%                                                18,663.1             192,193
Qualified XXVII           10.201     10.269    0.67%                                             2,843,992.1          29,204,955
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:                                      0.25% to 1.75%           0.79%
Qualified V               10.114     10.026   (0.87%)                                                  489.8               4,911
Qualified VI              10.139     10.068   (0.70%)                                            4,823,676.8          48,564,778
Qualified X (1.15)        10.109     10.013   (0.95%)                                              132,151.9           1,323,237
Qualified X (1.25)        10.107     10.010   (0.96%)                                            1,256,793.2          12,580,500
Qualified XI              10.221     10.210   (0.11%)                                              725,679.4           7,409,187
Qualified XII (0.30)      10.126     10.197    0.70%       (6)                                     139,947.4           1,427,044
Qualified XII (0.70)      10.265     10.275    0.10%                                                 9,878.6             101,503
Qualified XII (0.80)      10.249     10.249    0.00%                                                24,170.4             247,722
Qualified XII (0.85)      10.295     10.236   (0.57%)      (2)                                      70,223.1             718,804
Qualified XII (0.95)      10.226     10.210   (0.16%)                                              102,170.2           1,043,158
Qualified XII (1.00)      10.218     10.197   (0.21%)                                               46,435.2             473,500
Qualified XII (1.05)      10.210     10.184   (0.25%)                                              961,600.7           9,792,942
Qualified XII (1.10)      10.202     10.171   (0.30%)                                               36,429.3             370,522
Qualified XII (1.20)      10.186     10.145   (0.40%)                                              127,627.8           1,294,784
Qualified XII (1.25)      10.178     10.132   (0.45%)                                            1,567,937.4          15,886,342
Qualified XII (1.30)      10.171     10.119   (0.51%)                                               15,370.2             155,531
Qualified XII (1.35)      10.163     10.106   (0.56%)                                                5,406.2              54,635
Qualified XII (1.40)      10.155     10.093   (0.61%)                                                1,902.5              19,202
Qualified XII (1.50)      10.139     10.068   (0.70%)                                                6,631.1              66,762
Qualified XII (1.65)      10.092     10.029   (0.62%)      (1)                                       3,252.1              32,615
Qualified XV              10.186     10.145   (0.40%)                                               86,412.4             876,654
Qualified XVI             10.100     10.004   (0.95%)                                               21,398.0             214,066
Qualified XVII            10.139     10.068   (0.70%)                                              116,742.8           1,175,367
Qualified XVIII           10.107     10.010   (0.96%)                                               61,374.6             614,360
Qualified XXI             10.210     10.184   (0.25%)                                               16,970.1             172,823
Qualified XXII            10.210     10.184   (0.25%)                                              155,762.6           1,586,286
Qualified XXIV            10.185     10.152   (0.32%)                                               23,112.9             234,642

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E: (continued):
Qualified XXV           $ 10.155   $ 10.149   (0.06%)                                              120,853.4     $     1,226,541
Qualified XXVI            10.118     10.130    0.12%       (2)                                      43,101.8             436,621
Qualified XXVII           10.153     10.100   (0.52%)                                              999,176.6          10,091,684
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:                                      0.25% to 1.75%           0.39%
Qualified VI               9.914      9.903   (0.11%)                                            1,295,879.0          12,833,090
Qualified X (1.25)         9.888      9.853   (0.35%)                                              442,314.4           4,358,124
Qualified XI               9.983     10.033    0.50%                                                84,837.2             851,172
Qualified XII (0.30)       9.941     10.020    0.79%       (6)                                       6,579.1              65,923
Qualified XII (0.60)      10.031     10.111    0.80%                                                 4,874.1              49,282
Qualified XII (0.80)      10.004     10.065    0.61%                                                 1,379.6              13,886
Qualified XII (0.85)      10.013     10.053    0.40%      (10)                                       5,422.2              54,509
Qualified XII (0.90)       9.991     10.041    0.50%                                                   359.6               3,611
Qualified XII (0.95)       9.925     10.030    1.06%       (7)                                       8,989.9              90,169
Qualified XII (1.00)       9.978     10.018    0.40%                                                22,600.3             226,410
Qualified XII (1.05)       9.972     10.007    0.35%                                               169,969.4           1,700,884
Qualified XII (1.10)       9.965      9.995    0.30%                                                51,610.0             515,842
Qualified XII (1.15)       9.946      9.984    0.38%       (2)                                       1,860.4              18,574
Qualified XII (1.20)       9.952      9.972    0.20%                                                34,302.1             342,061
Qualified XII (1.25)       9.946      9.961    0.15%                                               536,929.7           5,348,357
Qualified XII (1.30)       9.939      9.949    0.10%                                                 4,364.8              43,425
Qualified XII (1.35)       9.933      9.938    0.05%                                                 3,769.3              37,459
Qualified XII (1.40)       9.926      9.926    0.00%                                                 3,654.3              36,273
Qualified XII (1.45)       9.920      9.915   (0.05%)                                               30,622.5             303,622
Qualified XV               9.952      9.972    0.20%                                                30,156.2             300,718
Qualified XVI              9.881      9.846   (0.35%)                                                5,834.6              57,447
Qualified XVII             9.914      9.903   (0.11%)                                               29,548.4             292,618
Qualified XVIII            9.888      9.853   (0.35%)                                               68,752.5             677,418
Qualified XXI              9.972     10.007    0.35%                                                 2,661.3              26,632
Qualified XXII             9.972     10.007    0.35%                                                18,134.7             181,474
Qualified XXIV             9.952      9.980    0.28%                                                 6,204.6              61,922
Qualified XXV              9.929      9.984    0.55%                                                 8,607.1              85,933
Qualified XXVI             9.913      9.964    0.51%       (2)                                       8,750.2              87,187
Qualified XXVII            9.927      9.936    0.09%                                               511,483.3           5,082,098
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:                                      0.25% to 1.75%           0.47%
Qualified VI              10.069      9.985   (0.83%)                                            1,081,741.0          10,801,184
Qualified X (1.15)        10.051      9.943   (1.07%)                                               46,788.1             465,214
Qualified X (1.25)        10.049      9.941   (1.07%)                                              228,130.1           2,267,841
Qualified XI              10.127     10.104   (0.23%)                                              106,426.3           1,075,331
Qualified XII (0.30)      10.127     10.091   (0.36%)      (6)                                       3,361.0              33,916
Qualified XII (0.60)      10.163     10.171    0.08%                                                   331.5               3,372
Qualified XII (0.80)      10.142     10.129   (0.13%)                                               13,648.7             138,248
Qualified XII (0.85)       9.871     10.119    2.51%       (4)                                       1,991.4              20,151
Qualified XII (0.90)      10.131     10.109   (0.22%)                                                1,483.1              14,993
Qualified XII (0.95)      10.126     10.098   (0.28%)                                               15,062.1             152,097
Qualified XII (1.00)      10.121     10.088   (0.33%)                                               14,009.1             141,324
Qualified XII (1.05)      10.116     10.078   (0.38%)                                              315,951.1           3,184,155
Qualified XII (1.10)      10.111     10.067   (0.44%)                                               23,491.4             236,488
Qualified XII (1.20)      10.100     10.047   (0.52%)                                               13,950.2             140,158
Qualified XII (1.25)      10.095     10.037   (0.57%)                                              277,780.7           2,788,085
Qualified XII (1.30)      10.090     10.026   (0.63%)                                                1,295.0              12,984
Qualified XII (1.35)      10.084     10.016   (0.67%)                                                9,055.2              90,697
Qualified XII (1.40)      10.079     10.006   (0.72%)                                                5,910.0              59,135
Qualified XII (1.45)      10.074      9.996   (0.77%)                                                1,273.3              12,728
Qualified XV              10.100     10.047   (0.52%)                                               15,669.0             157,426
Qualified XVI             10.043      9.934   (1.09%)                                                9,652.2              95,885
Qualified XVII            10.069      9.985   (0.83%)                                               34,877.5             348,252
Qualified XVIII           10.049      9.941   (1.07%)                                               58,342.7             579,985
Qualified XXI             10.116     10.078   (0.38%)                                                1,711.4              17,247
Qualified XXII            10.116     10.078   (0.38%)                                               24,037.4             242,249
Qualified XXV             10.084     10.066   (0.18%)                                                1,790.0              18,018
Qualified XXVI            10.080     10.047   (0.33%)                                                1,932.0              19,411
Qualified XXVII           10.082     10.018   (0.63%)                                              268,638.6           2,691,221
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:                                           1.75%               0.24%
Qualified X (1.25)      $  9.863   $  9.804   (0.60%)                                              112,434.8     $     1,102,311
Qualified XVIII            9.863      9.804   (0.60%)                                               15,297.9             149,981
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:                                           1.75%               0.16%
Qualified X (1.25)         9.731      9.686   (0.46%)                                               32,661.5             316,359
Qualified XVIII            9.731      9.686   (0.46%)                                                6,624.6              64,166
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:                                      1.30% to 1.75%           0.00%
Qualified X (1.25)        10.041      9.788   (2.52%)                                               43,521.5             425,988
Qualified XXVII           10.046      9.836   (2.09%)                                              187,961.9           1,848,793
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:                                           1.30%               4.60%
Qualified XXVII           10.015      9.979   (0.36%)                                              130,743.4           1,304,688
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES Q:                                           1.05%               0.00%
Qualified XXVII            9.999     10.000    0.01%      (12)                                     364,160.8           3,641,608
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                    0.00% to 1.75%           0.60%
Qualified I              329.769    265.883  (19.37%)                                               86,477.3          22,992,856
Qualified III            250.600    201.929  (19.42%)                                               10,923.7           2,205,820
Qualified V               25.448     20.473  (19.55%)                                               18,076.0             370,069
Qualified VI              25.588     20.618  (19.42%)                                           75,994,481.3       1,566,854,215
Qualified VII             24.151     19.472  (19.37%)                                            6,275,874.0         122,203,819
Qualified VIII            23.756     19.140  (19.43%)                                               53,917.0           1,031,972
Qualified IX              24.020     19.453  (19.01%)                                               12,412.5             241,461
Qualified X (1.15)        25.772     20.788  (19.34%)                                              331,651.2           6,894,366
Qualified X (1.25)        25.588     20.618  (19.42%)                                           13,049,579.3         269,056,225
Qualified XI              26.063     21.129  (18.93%)                                            4,010,571.4          84,739,364
Qualified XII (0.05)      23.506     21.043  (10.48%)      (6)                                     462,701.7           9,736,631
Qualified XII (0.35)      10.545      8.575  (18.68%)                                            4,800,393.2          41,163,372
Qualified XII (0.40)      17.368     14.115  (18.73%)                                               53,877.3             760,478
Qualified XII (0.45)      10.518      8.544  (18.77%)                                              847,662.1           7,242,425
Qualified XII (0.55)      10.490      8.513  (18.85%)                                              928,095.3           7,900,875
Qualified XII (0.60)      10.163      8.497  (16.39%)      (2)                                   1,639,325.8          13,929,351
Qualified XII (0.65)      10.463      8.482  (18.93%)                                              445,025.1           3,774,703
Qualified XII (0.70)      10.450      8.467  (18.98%)                                              962,323.7           8,147,995
Qualified XII (0.75)      10.436      8.451  (19.02%)                                            3,065,149.9          25,903,582
Qualified XII (0.80)      11.429      9.251  (19.06%)                                           11,126,932.7         102,935,254
Qualified XII (0.85)      17.246     13.953  (19.09%)                                            5,556,404.1          77,528,507
Qualified XII (0.90)      11.094      8.971  (19.14%)                                               90,959.9             816,001
Qualified XII (0.95)      17.166     13.874  (19.18%)                                            3,054,662.3          42,380,385
Qualified XII (1.00)      17.127     13.835  (19.22%)                                           13,342,020.8         184,586,858
Qualified XII (1.05)      17.087     13.796  (19.26%)                                              525,252.3           7,246,381
Qualified XII (1.10)      17.047     13.757  (19.30%)                                              294,161.5           4,046,780
Qualified XII (1.15)      17.008     13.718  (19.34%)                                              284,047.7           3,896,567
Qualified XII (1.20)      16.969     13.680  (19.38%)                                              209,140.8           2,861,046
Qualified XII (1.25)      16.929     13.641  (19.42%)                                               75,992.2           1,036,610
Qualified XII (1.30)      16.890     13.603  (19.46%)                                               10,253.0             139,472
Qualified XII (1.35)      16.851     13.565  (19.50%)                                                  262.3               3,558
Qualified XII (1.40)      16.812     13.526  (19.55%)                                               43,851.3             593,133
Qualified XII (1.50)      16.734     13.450  (19.62%)                                                9,104.8             122,460
Qualified XV              25.900     20.933  (19.18%)                                              832,516.0          17,427,058
Qualified XVI             25.351     20.376  (19.62%)                                            1,096,214.3          22,336,463
Qualified XVII            25.817     20.855  (19.22%)                                            3,760,767.6          78,430,809
Qualified XVIII           25.817     20.855  (19.22%)                                            3,988,776.8          83,185,940
Qualified XIX            332.719    268.938  (19.17%)                                               47,243.1          12,705,454
Qualified XX             252.842    204.249  (19.22%)                                              102,140.7          20,862,132
Qualified XXI             25.963     21.015  (19.06%)                                              350,781.1           7,371,665
Qualified XXII            26.006     21.067  (18.99%)                                            1,117,594.4          23,544,362
Qualified XXIV            17.138     13.862  (19.12%)                                            1,142,703.5          15,840,156
Qualified XXV             25.628     20.786  (18.89%)                                              671,177.3          13,951,091
Qualified XXVI            25.617     20.745  (19.02%)                                               85,130.2           1,766,027

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XXVII         $250.928   $202.587  (19.26%)                                            1,137,553.0     $   230,453,445
Qualified XXVIII         250.600    201.933  (19.42%)                                               25,678.1           5,185,262
Qualified XXIX           250.600    201.929  (19.42%)                                                2,840.6             573,604
Qualified XXX            250.558    201.386  (19.62%)                                               65,867.9          13,264,875
Annuity contracts in payment
  period                                                                                                             229,256,859
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                               0.00% to 1.75%          11.29%
Qualified III             15.760     11.351  (27.98%)                                                  675.3               7,665
Qualified V               20.638     14.840  (28.09%)                                                3,890.9              57,741
Qualified VI              20.761     14.953  (27.98%)                                            3,666,867.6          54,830,671
Qualified VIII            20.755     14.948  (27.98%)                                                  634.9               9,490
Qualified X (1.15)        20.839     15.024  (27.90%)                                                6,451.8              96,932
Qualified X (1.25)        20.761     14.953  (27.98%)                                              546,125.1           8,166,209
Qualified XI              21.069     15.266  (27.54%)                                              282,640.9           4,314,796
Qualified XII (0.05)      17.528     15.247  (13.01%)      (6)                                      36,220.0             552,247
Qualified XII (0.35)      13.544      9.844  (27.32%)                                              175,057.4           1,723,265
Qualified XII (0.40)      21.242     15.431  (27.36%)                                                1,049.6              16,196
Qualified XII (0.45)      13.509      9.808  (27.40%)                                              352,265.5           3,455,020
Qualified XII (0.55)      13.474      9.773  (27.47%)                                               20,044.8             195,898
Qualified XII (0.60)      13.456      9.755  (27.50%)                                                4,506.0              43,956
Qualified XII (0.65)      13.439      9.738  (27.54%)                                               20,761.3             202,174
Qualified XII (0.70)      13.421      9.720  (27.58%)                                              164,211.1           1,596,132
Qualified XII (0.75)      13.404      9.703  (27.61%)                                              227,866.4           2,210,988
Qualified XII (0.80)      15.239     11.026  (27.65%)                                            1,211,713.4          13,360,352
Qualified XII (0.85)      21.073     15.239  (27.68%)                                              150,712.6           2,296,710
Qualified XII (0.90)      14.801     10.698  (27.72%)                                               19,301.6             206,488
Qualified XII (0.95)      20.994     15.167  (27.76%)                                              142,509.7           2,161,444
Qualified XII (1.00)      20.955     15.131  (27.79%)                                              946,969.4          14,328,594
Qualified XII (1.05)      20.916     15.095  (27.83%)                                               77,946.8           1,176,607
Qualified XII (1.10)      20.878     15.059  (27.87%)                                               18,104.9             272,642
Qualified XII (1.15)      20.839     15.024  (27.90%)                                               19,163.2             287,908
Qualified XII (1.20)      20.800     14.988  (27.94%)                                               13,386.2             200,632
Qualified XII (1.25)      20.761     14.953  (27.98%)                                               14,689.9             219,658
Qualified XII (1.30)      20.723     14.918  (28.01%)                                                4,066.9              60,670
Qualified XII (1.35)      20.684     14.882  (28.05%)                                                  788.9              11,740
Qualified XII (1.40)      20.646     14.847  (28.09%)                                                8,807.6             130,766
Qualified XII (1.50)      20.569     14.777  (28.16%)                                                4,078.0              60,261
Qualified XV              20.994     15.167  (27.76%)                                               34,573.2             524,371
Qualified XVI             20.569     14.777  (28.16%)                                               65,576.0             969,017
Qualified XVII            20.761     14.953  (27.98%)                                               50,159.9             750,041
Qualified XVIII           21.022     15.194  (27.72%)                                               51,320.0             779,756
Qualified XXI             21.045     15.226  (27.65%)                                               37,527.1             571,387
Qualified XXII            21.045     15.239  (27.59%)                                              125,991.5           1,919,984
Qualified XXIV            20.969     15.161  (27.70%)                                               61,211.1             928,022
Qualified XXV             20.793     15.075  (27.50%)                                               63,366.1             955,244
Qualified XXVI            20.784     15.045  (27.61%)                                               13,347.8             200,818
Qualified XXVII            7.718      5.570  (27.83%)                                              108,472.4             604,191
Annuity contracts in
  payment period                                                                                                         307,836
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                 0.00% to 1.75%           4.07%
Qualified V               20.478     17.439  (14.84%)                                                1,498.6              26,134
Qualified VI              20.618     17.587  (14.70%)                                           11,127,272.0         195,695,332
Qualified VIII            20.612     17.580  (14.71%)                                                2,059.4              36,205
Qualified X (1.15)        20.707     17.681  (14.61%)                                               27,450.8             485,357
Qualified X (1.25)        20.618     17.587  (14.70%)                                            1,322,388.5          23,256,846
Qualified XI              20.959     17.986  (14.18%)                                              907,894.5          16,329,391
Qualified XII (0.05)      19.435     17.950   (7.64%)      (6)                                     359,184.4           6,447,360
Qualified XII (0.35)      12.651     10.890  (13.92%)                                              437,895.4           4,768,681
Qualified XII (0.40)      21.131     18.180  (13.97%)                                                1,662.8              30,230
Qualified XII (0.45)      12.618     10.850  (14.01%)                                              677,370.4           7,349,469
Qualified XII (0.55)      12.585     10.811  (14.10%)                                              144,312.8           1,560,166
Qualified XII (0.60)      12.569     10.792  (14.14%)                                               72,835.6             786,042
Qualified XII (0.65)      12.553     10.772  (14.19%)                                              232,973.4           2,509,590

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP: (continued):
Qualified XII (0.70)    $ 12.536   $ 10.753  (14.22%)                                              199,252.0     $     2,142,557
Qualified XII (0.75)      12.520     10.733  (14.27%)                                              606,971.6           6,514,626
Qualified XII (0.80)      13.950     11.953  (14.32%)                                            2,847,404.2          34,035,022
Qualified XII (0.85)      20.975     17.964  (14.36%)                                              743,884.8          13,363,146
Qualified XII (0.90)      13.500     11.556  (14.40%)                                               39,494.0             456,393
Qualified XII (0.95)      20.885     17.869  (14.44%)                                              520,590.3           9,302,428
Qualified XII (1.00)      20.841     17.822  (14.49%)                                            2,957,522.3          52,708,963
Qualified XII (1.05)      20.796     17.775  (14.53%)                                              177,687.1           3,158,388
Qualified XII (1.10)      20.751     17.728  (14.57%)                                              112,980.0           2,002,909
Qualified XII (1.15)      20.707     17.681  (14.61%)                                               42,375.2             749,236
Qualified XII (1.20)      20.663     17.634  (14.66%)                                               31,870.5             562,004
Qualified XII (1.25)      20.618     17.587  (14.70%)                                               34,502.9             606,802
Qualified XII (1.30)      20.574     17.541  (14.74%)                                               12,542.8             220,014
Qualified XII (1.35)      20.530     17.494  (14.79%)                                                  592.5              10,365
Qualified XII (1.40)      20.486     17.448  (14.83%)                                               41,187.6             718,642
Qualified XII (1.50)      20.399     17.356  (14.92%)                                                5,902.2             102,438
Qualified XIV             20.618     17.587  (14.70%)                                                  883.9              15,545
Qualified XV              20.870     17.856  (14.44%)                                               52,914.0             944,832
Qualified XVI             20.427     17.381  (14.91%)                                              152,444.3           2,649,634
Qualified XVII            20.692     17.668  (14.61%)                                               70,818.2           1,251,216
Qualified XVIII           20.877     17.871  (14.40%)                                               85,028.4           1,519,542
Qualified XXI             20.920     17.926  (14.31%)                                               79,445.3           1,424,136
Qualified XXII            20.936     17.954  (14.24%)                                              175,012.7           3,142,178
Qualified XXIV            20.854     17.857  (14.37%)                                               88,176.0           1,574,558
Qualified XXV             20.650     17.730  (14.14%)                                              105,874.5           1,877,154
Qualified XXVI            20.641     17.696  (14.27%)                                               24,496.6             433,491
Qualified XXVII           20.645     17.645  (14.53%)                                            2,246,477.0          39,639,087
Qualified XXVIII          20.618     17.588  (14.70%)                                              971,497.8          17,086,703
Annuity contracts in
  payment period                                                                                                       2,113,207
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                   0.00% to 1.75%           5.86%
Qualified III             14.669     14.965    2.02%       (7)                                           9.0                 134
Qualified V               14.688     14.290   (2.71%)                                                1,289.3              18,424
Qualified VI              14.751     14.374   (2.56%)                                            2,436,649.8          35,024,404
Qualified VIII            14.748     14.370   (2.56%)                                                1,615.4              23,214
Qualified X (1.15)        14.791     14.427   (2.46%)                                                8,545.9             123,292
Qualified X (1.25)        14.751     14.374   (2.56%)                                              284,425.7           4,088,335
Qualified XI              14.923     14.630   (1.96%)                                              203,746.6           2,980,813
Qualified XII (0.05)      14.784     14.611   (1.17%)      (6)                                      65,668.5             959,482
Qualified XII (0.35)      15.460     15.202   (1.67%)                                               76,014.1           1,155,566
Qualified XII (0.40)      15.046     14.787   (1.72%)                                                  559.3               8,271
Qualified XII (0.45)      15.419     15.147   (1.76%)                                               57,830.7             875,962
Qualified XII (0.55)      15.379     15.092   (1.87%)                                               15,014.7             226,602
Qualified XII (0.60)      15.183     15.065   (0.78%)      (2)                                      70,045.6           1,055,237
Qualified XII (0.65)      15.339     15.038   (1.96%)                                               12,404.4             186,538
Qualified XII (0.70)      15.319     15.011   (2.01%)                                               46,084.5             691,774
Qualified XII (0.75)      15.299     14.984   (2.06%)                                               73,912.7           1,107,508
Qualified XII (0.80)      14.930     14.615   (2.11%)                                              457,672.1           6,688,878
Qualified XII (0.85)      14.910     14.588   (2.16%)                                              145,443.4           2,121,728
Qualified XII (0.90)      14.890     14.561   (2.21%)                                                6,947.3             101,159
Qualified XII (0.95)      14.870     14.534   (2.26%)                                              156,767.2           2,278,455
Qualified XII (1.00)      14.851     14.508   (2.31%)                                              543,328.0           7,882,602
Qualified XII (1.05)      14.831     14.481   (2.36%)                                               69,170.8           1,001,662
Qualified XII (1.10)      14.811     14.454   (2.41%)                                               37,048.2             535,495
Qualified XII (1.15)      14.791     14.427   (2.46%)                                                5,029.2              72,556
Qualified XII (1.20)      14.771     14.401   (2.50%)                                                7,819.4             112,607
Qualified XII (1.25)      14.751     14.374   (2.56%)                                                9,458.9             135,962
Qualified XII (1.30)      14.731     14.348   (2.60%)                                                1,284.6              18,431
Qualified XII (1.35)      14.712     14.321   (2.66%)                                                1,324.1              18,963
Qualified XII (1.40)      14.692     14.295   (2.70%)                                               10,547.1             150,771
Qualified XII (1.50)      14.653     14.242   (2.80%)                                                  918.1              13,076
Qualified XV              14.870     14.534   (2.26%)                                               20,748.7             301,561

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XVI           $ 14.653   $ 14.242   (2.80%)                                               42,162.1     $       600,472
Qualified XVII            14.751     14.374   (2.56%)                                                7,620.3             109,534
Qualified XVIII           14.751     14.374   (2.56%)                                               15,433.5             221,841
Qualified XXI             14.906     14.592   (2.11%)                                               18,728.1             273,280
Qualified XXII            14.906     14.603   (2.03%)                                               38,319.9             559,585
Qualified XXIV            14.860     14.536   (2.18%)                                               37,986.4             552,170
Qualified XXV             14.774     14.491   (1.92%)                                               41,096.5             595,530
Qualified XXVI            14.768     14.463   (2.07%)                                               13,045.8             188,682
Qualified XXVII           15.377     15.014   (2.36%)                                              517,509.4           7,769,886
Qualified XXVIII          15.357     14.965   (2.55%)                                              511,903.8           7,660,640
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                 0.00% to 1.75%           4.91%
Qualified V               10.416     10.516    0.96%                                                   758.0               7,971
Qualified VI              10.461     10.579    1.13%                                             1,157,605.9          12,246,313
Qualified VIII             9.941     10.576    6.39%       (1)                                       1,138.0              12,035
Qualified X (1.15)        10.489     10.618    1.23%                                                16,834.1             178,744
Qualified X (1.25)        10.461     10.579    1.13%                                               134,001.8           1,417,605
Qualified XI              10.583     10.767    1.74%                                               108,657.5           1,169,915
Qualified XII (0.05)      10.431     10.753    3.09%       (6)                                      23,304.9             250,598
Qualified XII (0.35)      11.144     11.372    2.05%                                                38,549.2             438,382
Qualified XII (0.40)      10.338     10.882    5.26%       (1)                                          77.1                 839
Qualified XII (0.45)      11.115     11.331    1.94%                                                11,408.5             129,270
Qualified XII (0.55)      10.898     11.290    3.60%       (1)                                       3,235.0              36,523
Qualified XII (0.60)      11.130     11.270    1.26%       (2)                                       3,181.3              35,853
Qualified XII (0.65)      11.057     11.249    1.74%                                                60,052.2             675,527
Qualified XII (0.70)      11.042     11.229    1.69%                                                20,120.5             225,933
Qualified XII (0.75)      11.028     11.209    1.64%                                                16,254.9             182,201
Qualified XII (0.80)      10.588     10.756    1.59%                                               110,246.3           1,185,809
Qualified XII (0.85)      10.574     10.736    1.53%                                                48,920.3             525,208
Qualified XII (0.90)      10.559     10.716    1.49%                                                 1,349.9              14,465
Qualified XII (0.95)      10.545     10.696    1.43%                                                58,078.3             621,206
Qualified XII (1.00)      10.531     10.677    1.39%                                               180,346.2           1,925,556
Qualified XII (1.05)      10.517     10.657    1.33%                                                 7,455.4              79,452
Qualified XII (1.10)      10.503     10.637    1.28%                                                 8,426.1              89,628
Qualified XII (1.15)      10.489     10.618    1.23%                                                 3,338.2              35,445
Qualified XII (1.20)      10.475     10.598    1.17%                                                 3,370.9              35,725
Qualified XII (1.25)      10.461     10.579    1.13%                                                 4,434.8              46,916
Qualified XII (1.30)      10.447     10.559    1.07%                                                   171.5               1,811
Qualified XII (1.35)      10.433     10.540    1.03%                                                   227.5               2,398
Qualified XII (1.40)      10.419     10.520    0.97%                                                 7,759.9              81,634
Qualified XII (1.50)      10.391     10.481    0.87%                                                    91.9                 963
Qualified XV              10.545     10.696    1.43%                                                 9,281.7              99,277
Qualified XVI             10.391     10.481    0.87%                                                18,942.8             198,539
Qualified XVII            10.461     10.579    1.13%                                                12,866.1             136,111
Qualified XVIII           10.461     10.579    1.13%                                                 7,169.3              75,844
Qualified XXI             10.571     10.739    1.59%                                                 5,890.8              63,261
Qualified XXII            10.571     10.747    1.66%                                                21,656.7             232,745
Qualified XXIV            10.538     10.698    1.52%                                                10,634.0             113,763
Qualified XXV             10.477     10.665    1.79%                                                 9,997.8             106,627
Qualified XXVI            10.303     10.644    3.31%       (1)                                       6,129.0              65,237
Qualified XXVII           10.881     11.025    1.32%                                               292,146.5           3,220,915
Qualified XXVIII          10.866     10.989    1.13%                                               263,319.7           2,893,620
---------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                        0.00% to 1.75%           0.11%
Qualified V               11.434      8.581  (24.95%)                                                   11.5                  99
Qualified VI              11.484      8.632  (24.83%)                                              715,656.3           6,177,545
Qualified VIII            11.481      8.630  (24.83%)                                                   13.0                 112
Qualified X (1.15)        11.514      8.664  (24.75%)                                                1,072.9               9,296
Qualified X (1.25)        11.484      8.632  (24.83%)                                               80,579.1             695,559
Qualified XI              11.617      8.786  (24.37%)                                               17,216.9             151,268
Qualified XII (0.05)       9.713      8.774   (9.67%)      (6)                                       1,974.0              17,320
Qualified XII (0.35)      11.462      8.695  (24.14%)                                               17,234.2             149,851
Qualified XII (0.45)      11.433      8.663  (24.23%)                                               56,668.9             490,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP: (continued):
Qualified XII (0.55)    $ 11.403   $  8.632  (24.30%)                                                  723.2     $         6,243
Qualified XII (0.60)       9.095      8.616   (5.27%)      (8)                                         905.3               7,800
Qualified XII (0.65)      11.373      8.601  (24.37%)                                                1,682.8              14,474
Qualified XII (0.70)      11.358      8.585  (24.41%)                                               40,837.0             350,586
Qualified XII (0.75)      11.344      8.570  (24.45%)                                                7,954.3              68,168
Qualified XII (0.80)      11.623      8.777  (24.49%)                                               64,928.2             569,875
Qualified XII (0.85)      11.608      8.760  (24.53%)                                               36,688.7             321,393
Qualified XII (0.90)      11.592      8.744  (24.57%)                                                2,215.6              19,373
Qualified XII (0.95)      11.576      8.728  (24.60%)                                               25,721.5             224,497
Qualified XII (1.00)      11.561      8.712  (24.64%)                                              104,110.0             907,006
Qualified XII (1.05)      11.545      8.696  (24.68%)                                                3,613.5              31,423
Qualified XII (1.10)      11.530      8.680  (24.72%)                                                5,097.8              44,249
Qualified XII (1.15)      11.514      8.664  (24.75%)                                                2,847.6              24,672
Qualified XII (1.20)      11.499      8.648  (24.79%)                                                1,171.4              10,130
Qualified XII (1.25)      11.484      8.632  (24.83%)                                                3,880.9              33,500
Qualified XII (1.30)      11.468      8.616  (24.87%)                                                   91.5                 788
Qualified XII (1.40)      11.437      8.584  (24.95%)                                                3,040.8              26,102
Qualified XII (1.50)      11.407      8.553  (25.02%)                                                  587.9               5,028
Qualified XV              11.576      8.728  (24.60%)                                                1,565.0              13,659
Qualified XVI             11.407      8.553  (25.02%)                                                8,303.5              71,020
Qualified XVIII           11.484      8.632  (24.83%)                                                8,478.8              73,189
Qualified XXI             11.604      8.763  (24.48%)                                                2,750.9              24,106
Qualified XXII            11.604      8.770  (24.42%)                                               28,216.2             247,456
Qualified XXIV            11.568      8.729  (24.54%)                                               11,002.6              96,042
Qualified XXV             11.501      8.702  (24.34%)                                                6,894.0              59,992
Qualified XXVI            11.496      8.685  (24.45%)                                                  289.8               2,517
Qualified XXVII            8.094      6.096  (24.68%)                                                5,360.9              32,680
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                               0.00% to 1.75%           4.35%
Qualified III             15.599     15.039   (3.59%)                                                  621.2               9,342
Qualified V               15.465     14.885   (3.75%)                                                  584.6               8,702
Qualified VI              15.599     15.039   (3.59%)                                            1,083,315.3          16,291,979
Qualified X (1.15)        15.753     15.202   (3.50%)                                               15,761.2             239,602
Qualified X (1.25)        15.667     15.104   (3.59%)                                              336,932.1           5,089,023
Qualified XI              15.889     15.411   (3.01%)                                               48,909.5             753,744
Qualified XII (0.05)      15.689     15.349   (2.17%)      (6)                                      43,588.6             669,042
Qualified XII (0.35)      11.234     10.929   (2.71%)                                               38,156.5             417,012
Qualified XII (0.40)      14.600     14.196   (2.77%)                                                  145.5               2,065
Qualified XII (0.45)      11.204     10.889   (2.81%)                                               67,498.1             734,987
Qualified XII (0.55)      11.175     10.850   (2.91%)                                               13,869.1             150,480
Qualified XII (0.60)      11.137     10.830   (2.76%)      (2)                                          18.7                 203
Qualified XII (0.65)      11.146     10.811   (3.01%)                                               68,036.3             735,540
Qualified XII (0.70)      11.132     10.791   (3.06%)                                               35,171.9             379,540
Qualified XII (0.75)      11.117     10.772   (3.10%)                                               66,844.2             720,046
Qualified XII (0.80)      11.514     11.151   (3.15%)                                              117,599.1           1,311,348
Qualified XII (0.85)      14.497     14.033   (3.20%)                                               71,453.5           1,002,707
Qualified XII (0.90)      11.412     11.040   (3.26%)                                                3,429.6              37,863
Qualified XII (0.95)      14.430     13.954   (3.30%)                                               32,433.4             452,575
Qualified XII (1.00)      14.397     13.914   (3.35%)                                              280,328.4           3,900,489
Qualified XII (1.05)      14.363     13.875   (3.40%)                                               42,207.4             585,628
Qualified XII (1.10)      14.330     13.836   (3.45%)                                               30,463.7             421,496
Qualified XII (1.15)      14.297     13.797   (3.50%)                                               10,286.2             141,919
Qualified XII (1.20)      14.264     13.758   (3.55%)                                               17,388.0             239,224
Qualified XII (1.25)      14.231     13.720   (3.59%)                                                8,424.7             115,587
Qualified XII (1.30)      14.198     13.681   (3.64%)                                                2,682.7              36,702
Qualified XII (1.35)      13.694     13.642   (0.38%)      (4)                                           3.3                  45
Qualified XII (1.40)      14.132     13.604   (3.74%)                                                2,548.0              34,663
Qualified XII (1.50)      14.067     13.527   (3.84%)                                                  188.6               2,551
Qualified XV              15.789     15.268   (3.30%)                                                5,920.4              90,392
Qualified XVI             15.454     14.862   (3.83%)                                               19,581.0             291,013
Qualified XVII            15.795     15.281   (3.25%)                                               19,598.1             299,478
Qualified XVIII           15.864     15.348   (3.25%)                                               46,201.7             709,104

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XXI           $ 15.828   $ 15.328   (3.16%)                                                5,228.6     $        80,144
Qualified XXII            15.855     15.367   (3.08%)                                                5,463.5              83,958
Qualified XXIV            14.406     13.942   (3.22%)                                                2,428.7              33,861
Qualified XXV             15.623     15.161   (2.96%)                                                4,304.9              65,267
Qualified XXVI            15.616     15.131   (3.11%)                                                  527.1               7,976
Qualified XXVII           15.620     15.088   (3.41%)                                               51,195.7             772,440
Qualified XXVIII          14.862     15.039    1.19%      (12)                                         626.4               9,421
Annuity contracts in
  payment period                                                                                                         168,789
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                         0.00% to 1.75%           5.45%
Qualified I               47.509     48.793    2.70%                                                22,886.2           1,116,684
Qualified III             46.754     47.989    2.64%                                                 4,461.3             214,095
Qualified V               13.435     13.767    2.47%                                                20,324.7             279,810
Qualified VI              13.571     13.929    2.64%                                             9,788,389.4         136,342,476
Qualified VII             13.500     13.865    2.70%                                               268,289.9           3,719,839
Qualified VIII            13.066     13.410    2.63%                                                11,518.0             154,457
Qualified IX              13.531     13.923    2.90%                                                 2,006.5              27,937
Qualified X (1.15)        13.669     14.044    2.74%                                               190,821.4           2,679,896
Qualified X (1.25)        13.571     13.929    2.64%                                             2,629,444.0          36,625,525
Qualified XI              13.823     14.274    3.26%                                               453,275.7           6,470,058
Qualified XII (0.05)      14.025     14.216    1.36%       (6)                                      59,698.3             848,671
Qualified XII (0.35)      11.443     11.852    3.57%                                               535,159.4           6,342,709
Qualified XII (0.40)      12.448     12.886    3.52%                                                 2,530.5              32,608
Qualified XII (0.45)      11.413     11.809    3.47%                                               106,827.0           1,261,520
Qualified XII (0.55)      11.383     11.767    3.37%                                                38,644.1             454,725
Qualified XII (0.60)      11.396     11.745    3.06%       (2)                                      37,494.3             440,370
Qualified XII (0.65)      11.354     11.724    3.26%                                               319,091.5           3,741,029
Qualified XII (0.70)      11.339     11.703    3.21%                                               291,538.0           3,411,869
Qualified XII (0.75)      11.324     11.682    3.16%                                               354,704.5           4,143,658
Qualified XII (0.80)      11.456     11.812    3.11%                                             1,739,521.5          20,547,228
Qualified XII (0.85)      12.360     12.737    3.05%                                               515,676.5           6,568,171
Qualified XII (0.90)      11.398     11.740    3.00%                                                14,164.7             166,293
Qualified XII (0.95)      12.303     12.666    2.95%                                               907,363.0          11,492,660
Qualified XII (1.00)      12.274     12.630    2.90%                                             2,364,040.2          29,857,828
Qualified XII (1.05)      12.246     12.594    2.84%                                               134,426.8           1,692,971
Qualified XII (1.10)      12.218     12.559    2.79%                                               121,076.6           1,520,601
Qualified XII (1.15)      12.189     12.524    2.75%                                                76,506.1             958,163
Qualified XII (1.20)      12.161     12.488    2.69%                                                51,519.2             643,372
Qualified XII (1.25)      12.133     12.453    2.64%                                                31,486.5             392,102
Qualified XII (1.30)      12.105     12.418    2.59%                                                17,087.6             212,194
Qualified XII (1.35)      12.077     12.383    2.53%                                                 5,210.1              64,517
Qualified XII (1.40)      12.049     12.348    2.48%                                                28,987.0             357,931
Qualified XII (1.50)      11.993     12.279    2.38%                                                 4,958.5              60,885
Qualified XV              13.736     14.142    2.96%                                                48,394.0             684,388
Qualified XVI             13.445     13.765    2.38%                                               171,506.9           2,360,793
Qualified XVII            13.571     13.929    2.64%                                               391,787.1           5,457,203
Qualified XVIII           13.571     13.929    2.64%                                               778,425.0          10,842,682
Qualified XIX             47.509     48.793    2.70%                                                12,744.6             621,845
Qualified XX              46.754     47.989    2.64%                                                68,117.3           3,268,880
Qualified XXI             13.769     14.197    3.11%                                                77,731.6           1,103,555
Qualified XXII            13.792     14.232    3.19%                                               135,175.9           1,923,823
Qualified XXIV            12.282     12.655    3.04%                                               143,580.1           1,817,006
Qualified XXV             13.592     14.042    3.31%                                               125,327.2           1,759,844
Qualified XXVI            13.586     14.015    3.16%                                                37,077.3             519,639
Qualified XXVII           47.123     48.828    3.62%                                               764,353.3          37,321,843
Qualified XXVIII          46.754     47.990    2.64%                                               459,087.8          22,031,624
Qualified XXIX            46.754     47.989    2.64%                                                 2,218.5             106,462
Qualified XXX             46.746     47.860    2.38%                                                36,697.0           1,756,318
Annuity contracts in
  payment period                                                                                                         149,921
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                        0.00% to 1.75%           3.51%
Qualified V             $ 18.458   $ 18.926    2.54%                                                 1,465.8     $        27,741
Qualified VI              18.568     19.070    2.70%                                             2,827,320.3          53,916,999
Qualified VIII            18.563     19.063    2.69%                                                   749.9              14,296
Qualified X (1.15)        18.638     19.160    2.80%                                                 2,884.7              55,271
Qualified X (1.25)        18.568     19.070    2.70%                                               366,997.9           6,998,650
Qualified XI              18.843     19.469    3.32%                                               163,782.6           3,188,683
Qualified XII (0.05)      18.893     19.444    2.92%       (6)                                      36,062.8             701,205
Qualified XII (0.35)      12.732     13.195    3.64%                                                69,886.0             922,146
Qualified XII (0.40)      18.998     19.678    3.58%                                                   311.1               6,122
Qualified XII (0.45)      12.699     13.147    3.53%                                               210,230.7           2,763,903
Qualified XII (0.55)      12.666     13.100    3.43%                                                23,550.8             308,516
Qualified XII (0.60)      12.779     13.076    2.32%       (2)                                      36,305.4             474,730
Qualified XII (0.65)      12.633     13.052    3.32%                                                14,063.3             183,554
Qualified XII (0.70)      12.616     13.029    3.27%                                                40,459.1             527,142
Qualified XII (0.75)      12.600     13.005    3.21%                                               216,921.8           2,821,068
Qualified XII (0.80)      13.419     13.844    3.17%                                             2,121,732.5          29,373,265
Qualified XII (0.85)      18.847     19.434    3.11%                                               131,464.6           2,554,883
Qualified XII (0.90)      13.048     13.447    3.06%                                                22,618.7             304,154
Qualified XII (0.95)      18.777     19.342    3.01%                                               133,977.4           2,591,390
Qualified XII (1.00)      18.742     19.296    2.96%                                               798,137.7          15,400,865
Qualified XII (1.05)      18.707     19.251    2.91%                                                28,139.5             541,713
Qualified XII (1.10)      18.673     19.205    2.85%                                                22,420.7             430,589
Qualified XII (1.15)      18.638     19.160    2.80%                                                13,689.4             262,288
Qualified XII (1.20)      18.603     19.115    2.75%                                                15,471.4             295,736
Qualified XII (1.25)      18.568     19.070    2.70%                                                15,435.1             294,348
Qualified XII (1.30)      18.534     19.024    2.64%                                                 4,253.5              80,918
Qualified XII (1.35)      18.499     18.979    2.59%                                                   371.9               7,058
Qualified XII (1.40)      18.465     18.935    2.55%                                                 8,634.3             163,491
Qualified XII (1.50)      18.396     18.845    2.44%                                                 2,243.4              42,276
Qualified XV              18.777     19.342    3.01%                                                17,879.2             345,819
Qualified XVI             18.396     18.845    2.44%                                                44,050.3             830,127
Qualified XVII            18.568     19.070    2.70%                                                10,911.8             208,088
Qualified XVIII           18.801     19.377    3.06%                                                11,229.6             217,596
Qualified XXI             18.822     19.418    3.17%                                                17,604.7             341,849
Qualified XXII            18.822     19.434    3.25%                                                65,181.2           1,266,731
Qualified XXIV            18.754     19.334    3.09%                                                79,781.6           1,542,498
Qualified XXV             18.597     19.224    3.37%                                                28,245.7             542,996
Qualified XXVI            18.589     19.187    3.22%                                                 9,989.7             191,673
Qualified XXVII            9.145      9.410    2.90%                                               361,369.9           3,400,491
Annuity contracts in
  payment period                                                                                                          59,353
---------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                           0.00% to 1.75%           0.00%
Qualified V                5.824      4.424  (24.04%)                                                4,187.8              18,527
Qualified VI               5.831      4.436  (23.92%)                                            3,252,927.4          14,429,986
Qualified VIII             5.830      4.435  (23.93%)                                                1,374.3               6,095
Qualified X (1.15)         3.266      4.443   36.04%       (9)                                       2,277.1              10,117
Qualified X (1.25)         5.831      4.436  (23.92%)                                              394,228.6           1,748,798
Qualified XI               5.854      4.481  (23.45%)                                              316,766.1           1,419,429
Qualified XII (0.05)       4.815      4.475   (7.06%)      (6)                                      52,058.5             232,962
Qualified XII (0.35)       5.865      4.503  (23.22%)                                               86,256.3             388,412
Qualified XII (0.45)       3.259      4.495   37.93%       (9)                                         855.4               3,845
Qualified XII (0.55)       5.857      4.487  (23.39%)                                               14,659.2              65,776
Qualified XII (0.60)       6.538      4.483  (31.43%)      (2)                                       6,940.4              31,114
Qualified XII (0.70)       5.851      4.476  (23.50%)                                               33,874.4             151,622
Qualified XII (0.75)       5.849      4.472  (23.54%)                                               85,592.6             382,770
Qualified XII (0.80)       5.847      4.468  (23.58%)                                              882,962.4           3,945,076
Qualified XII (0.85)       5.845      4.464  (23.63%)                                              126,835.3             566,193
Qualified XII (0.90)       5.842      4.460  (23.66%)                                               15,740.4              70,202
Qualified XII (0.95)       5.840      4.456  (23.70%)                                              126,033.2             561,604
Qualified XII (1.00)       5.838      4.453  (23.72%)                                              881,479.7           3,925,229
Qualified XII (1.05)       5.836      4.449  (23.77%)                                               17,208.8              76,562
Qualified XII (1.10)       5.834      4.445  (23.81%)                                               19,649.9              87,344

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.15)    $  5.832   $  4.441  (23.85%)                                                8,801.6     $        39,088
Qualified XII (1.20)       5.830      4.437  (23.89%)                                               16,960.8              75,255
Qualified XII (1.25)       5.828      4.434  (23.92%)                                               10,886.6              48,271
Qualified XII (1.30)       5.826      4.430  (23.96%)                                                2,130.7               9,439
Qualified XII (1.35)       5.893      4.426  (24.89%)      (2)                                         764.8               3,385
Qualified XII (1.40)       5.822      4.422  (24.05%)                                                9,124.2              40,347
Qualified XII (1.50)       5.818      4.414  (24.13%)                                                  296.6               1,309
Qualified XV               5.842      4.458  (23.69%)                                               29,524.9             131,622
Qualified XVI              5.821      4.417  (24.12%)                                               31,262.4             138,086
Qualified XVII             5.841      4.454  (23.75%)                                               24,538.4             109,294
Qualified XVIII            5.841      4.454  (23.75%)                                               16,949.7              75,494
Qualified XXI              5.848      4.469  (23.58%)                                               37,134.9             165,956
Qualified XXII             5.848      4.473  (23.51%)                                              161,904.3             724,198
Qualified XXIV             5.842      4.461  (23.64%)                                               78,902.5             351,984
Qualified XXV              5.840      4.472  (23.42%)                                               44,851.5             200,576
Qualified XXVI             5.837      4.463  (23.54%)                                                6,338.6              28,289
Qualified XXVII            5.710      4.352  (23.78%)                                              342,338.2           1,489,856
---------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                    0.00% to 1.75%           4.66%
Qualified V               20.480     18.250  (10.89%)                                                1,569.4              28,641
Qualified VI              20.602     18.388  (10.75%)                                            2,189,268.1          40,256,262
Qualified VIII            20.596     18.382  (10.75%)                                                  447.1               8,218
Qualified X (1.15)        20.679     18.476  (10.65%)                                                5,521.9             102,022
Qualified X (1.25)        20.602     18.388  (10.75%)                                              305,476.9           5,617,110
Qualified XI              20.907     18.774  (10.20%)                                              142,063.4           2,667,099
Qualified XII (0.05)      20.990     18.750  (10.67%)      (6)                                       3,204.1              60,076
Qualified XII (0.35)      13.931     12.547   (9.93%)                                              101,406.7           1,272,350
Qualified XII (0.40)      21.079     18.975   (9.98%)                                                  330.2               6,266
Qualified XII (0.45)      13.895     12.502  (10.03%)                                               29,097.7             363,779
Qualified XII (0.55)      13.858     12.457  (10.11%)                                               28,686.6             357,349
Qualified XII (0.60)      14.318     12.434  (13.16%)      (2)                                      65,723.6             817,207
Qualified XII (0.65)      13.822     12.412  (10.20%)                                               93,824.8           1,164,553
Qualified XII (0.70)      13.804     12.389  (10.25%)                                              182,613.9           2,262,404
Qualified XII (0.75)      13.786     12.367  (10.29%)                                              254,222.9           3,143,975
Qualified XII (0.80)      15.163     13.595  (10.34%)                                            1,164,757.4          15,834,877
Qualified XII (0.85)      20.911     18.740  (10.38%)                                              100,115.0           1,876,155
Qualified XII (0.90)      14.834     13.287  (10.43%)                                               11,962.3             158,943
Qualified XII (0.95)      20.834     18.651  (10.48%)                                              131,375.0           2,450,275
Qualified XII (1.00)      20.795     18.607  (10.52%)                                              840,710.3          15,643,096
Qualified XII (1.05)      20.756     18.563  (10.57%)                                               31,764.9             589,651
Qualified XII (1.10)      20.718     18.519  (10.61%)                                               12,379.8             229,262
Qualified XII (1.15)      20.679     18.476  (10.65%)                                                9,254.3             170,982
Qualified XII (1.20)      20.641     18.432  (10.70%)                                               14,690.6             270,778
Qualified XII (1.25)      20.602     18.388  (10.75%)                                                7,402.4             136,115
Qualified XII (1.30)      20.564     18.345  (10.79%)                                                1,796.0              32,947
Qualified XII (1.35)      20.526     18.302  (10.84%)                                                  165.4               3,027
Qualified XII (1.40)      20.488     18.258  (10.88%)                                                5,533.7             101,034
Qualified XII (1.50)      20.412     18.172  (10.97%)                                                  906.3              16,469
Qualified XV              20.834     18.651  (10.48%)                                                9,959.9             185,762
Qualified XVI             20.412     18.172  (10.97%)                                               23,921.9             434,708
Qualified XVII            20.602     18.388  (10.75%)                                               18,333.3             337,112
Qualified XVIII           20.861     18.685  (10.43%)                                               19,225.8             359,234
Qualified XXI             20.884     18.725  (10.34%)                                               20,417.1             382,311
Qualified XXII            20.884     18.740  (10.27%)                                               40,212.6             753,584
Qualified XXIV            20.809     18.644  (10.40%)                                               49,202.7             917,336
Qualified XXV             20.634     18.538  (10.16%)                                               21,307.3             394,995
Qualified XXVI            20.625     18.502  (10.29%)                                                8,353.4             154,555
Qualified XXVII           15.556     13.911  (10.57%)                                              698,721.6           9,719,916
Qualified XXVIII          15.536     13.867  (10.74%)                                              676,401.3           9,379,657
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:                                     0.00% to 1.75%           7.37%
Qualified V             $ 12.068   $  9.128  (24.36%)                                                  361.4     $         3,299
Qualified VI              12.101      9.168  (24.24%)                                            1,022,140.5           9,370,984
Qualified VIII            12.099      9.166  (24.24%)                                                1,258.8              11,538
Qualified X (1.25)        12.101      9.168  (24.24%)                                              103,950.8             953,021
Qualified XI              12.205      9.303  (23.78%)                                               39,241.3             365,062
Qualified XII (0.05)      10.267      9.266   (9.75%)      (6)                                      26,847.6             248,770
Qualified XII (0.35)      12.286      9.393  (23.55%)                                               23,528.7             221,005
Qualified XII (0.45)       7.662      9.368   22.27%       (9)                                       2,190.8              20,523
Qualified XII (0.55)      12.245      9.342  (23.71%)                                               10,960.4             102,392
Qualified XII (0.60)      12.235      9.330  (23.74%)                                                5,426.3              50,627
Qualified XII (0.65)      12.224      9.317  (23.78%)                                                3,349.1              31,204
Qualified XII (0.70)      12.214      9.305  (23.82%)                                               22,118.2             205,810
Qualified XII (0.75)      12.204      9.292  (23.86%)                                               23,785.0             221,010
Qualified XII (0.80)      12.193      9.280  (23.89%)                                              141,985.2           1,317,623
Qualified XII (0.85)      12.183      9.267  (23.93%)                                               76,050.9             704,764
Qualified XII (0.90)      12.173      9.255  (23.97%)                                                4,934.0              45,664
Qualified XII (0.95)      12.162      9.242  (24.01%)                                               77,644.9             717,594
Qualified XII (1.00)      12.152      9.230  (24.05%)                                              191,701.8           1,769,408
Qualified XII (1.05)      12.142      9.217  (24.09%)                                                9,773.8              90,085
Qualified XII (1.10)      12.132      9.205  (24.13%)                                                9,957.2              91,656
Qualified XII (1.15)      12.121      9.192  (24.16%)                                                2,161.7              19,870
Qualified XII (1.20)      12.111      9.180  (24.20%)                                                6,231.4              57,204
Qualified XII (1.25)      12.101      9.168  (24.24%)                                                8,717.7              79,924
Qualified XII (1.30)      12.091      9.155  (24.28%)                                                1,796.9              16,451
Qualified XII (1.35)      12.081      9.143  (24.32%)                                                1,035.4               9,467
Qualified XII (1.40)      12.070      9.131  (24.35%)                                               10,569.5              96,510
Qualified XII (1.50)      12.050      9.106  (24.43%)                                                2,666.9              24,285
Qualified XV              12.130      9.218  (24.01%)                                                8,511.8              78,462
Qualified XVI             12.050      9.106  (24.43%)                                               24,465.8             222,786
Qualified XVII            12.106      9.172  (24.24%)                                                3,533.4              32,408
Qualified XVIII           12.106      9.172  (24.24%)                                                6,261.7              57,432
Qualified XXI             12.160      9.254  (23.90%)                                                8,301.8              76,825
Qualified XXII            12.160      9.262  (23.83%)                                               48,529.9             449,484
Qualified XXIV            12.160      9.248  (23.95%)                                               34,825.4             322,065
Qualified XXV             12.115      9.225  (23.85%)                                               16,204.2             149,484
Qualified XXVI            12.110      9.207  (23.97%)                                                2,546.3              23,444
Qualified XXVII            7.500      5.693  (24.09%)                                              134,976.1             768,419
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                        0.00% to 1.75%           0.05%
Qualified V                9.860      7.501  (23.92%)                                                   33.3                 250
Qualified VI               9.887      7.534  (23.80%)                                            2,942,079.4          22,165,626
Qualified VIII             9.885      7.532  (23.80%)                                                  716.4               5,396
Qualified X (1.15)         9.903      7.554  (23.72%)                                               19,314.0             145,898
Qualified X (1.25)         9.887      7.534  (23.80%)                                              251,216.4           1,892,664
Qualified XI               9.972      7.645  (23.34%)                                               51,947.9             397,142
Qualified XII (0.05)       8.677      7.615  (12.24%)      (6)                                      20,638.2             157,160
Qualified XII (0.15)       8.315      7.760   (6.67%)      (7)                                          49.2                 382
Qualified XII (0.35)      10.038      7.719  (23.10%)                                               61,032.5             471,110
Qualified XII (0.45)      10.021      7.698  (23.18%)                                               11,083.4              85,320
Qualified XII (0.55)      10.004      7.677  (23.26%)                                               47,385.8             363,781
Qualified XII (0.60)       9.996      7.667  (23.30%)                                               38,496.5             295,153
Qualified XII (0.65)       9.987      7.657  (23.33%)                                                2,706.5              20,724
Qualified XII (0.70)       9.979      7.646  (23.38%)                                               37,707.2             288,309
Qualified XII (0.75)       9.970      7.636  (23.41%)                                              106,588.9             813,913
Qualified XII (0.80)       9.962      7.626  (23.45%)                                              517,888.5           3,949,418
Qualified XII (0.85)       9.954      7.615  (23.50%)                                              153,707.8           1,170,485
Qualified XII (0.90)       9.945      7.605  (23.53%)                                                8,876.4              67,505
Qualified XII (0.95)       9.937      7.595  (23.57%)                                              137,710.2           1,045,909
Qualified XII (1.00)       9.928      7.585  (23.60%)                                              860,278.6           6,525,213
Qualified XII (1.05)       9.920      7.574  (23.65%)                                               63,880.6             483,832
Qualified XII (1.10)       9.912      7.564  (23.69%)                                               30,661.4             231,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.15)    $  9.903   $  7.554  (23.72%)                                               10,181.0     $        76,907
Qualified XII (1.20)       9.895      7.544  (23.76%)                                               31,088.0             234,528
Qualified XII (1.25)       9.887      7.534  (23.80%)                                               19,323.6             145,584
Qualified XII (1.30)       9.878      7.523  (23.84%)                                                9,769.1              73,493
Qualified XII (1.35)       9.870      7.513  (23.88%)                                                1,186.7               8,916
Qualified XII (1.40)       9.862      7.503  (23.92%)                                               16,419.7             123,197
Qualified XII (1.50)       9.845      7.483  (23.99%)                                                3,567.0              26,692
Qualified XV               9.911      7.575  (23.57%)                                                8,420.6              63,786
Qualified XVI              9.845      7.483  (23.99%)                                               38,470.3             287,873
Qualified XVII             9.891      7.537  (23.80%)                                               12,096.1              91,168
Qualified XVIII            9.891      7.537  (23.80%)                                                8,995.9              67,802
Qualified XXI              9.935      7.605  (23.45%)                                                2,816.0              21,416
Qualified XXII             9.935      7.611  (23.39%)                                               15,602.4             118,750
Qualified XXIV             9.935      7.599  (23.51%)                                               28,282.9             214,922
Qualified XXV              9.898      7.581  (23.41%)                                               14,348.1             108,773
Qualified XXVI             9.894      7.566  (23.53%)                                               24,172.1             182,886
Qualified XXVII            7.842      5.988  (23.64%)                                              309,796.3           1,855,060
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                   0.00% to 1.75%           0.21%
Qualified V                9.452      6.161  (34.82%)                                                  392.6               2,419
Qualified VI               9.477      6.188  (34.71%)                                            1,216,675.2           7,528,786
Qualified X (1.15)         9.493      6.204  (34.65%)                                                1,134.8               7,040
Qualified X (1.25)         9.477      6.188  (34.71%)                                              139,899.3             865,697
Qualified XII (0.05)       7.058      6.273  (11.12%)      (6)                                       8,770.6              55,018
Qualified XII (0.35)       9.622      6.340  (34.11%)                                               29,608.0             187,715
Qualified XII (0.45)       5.651      6.322   11.87%       (9)                                       1,399.4               8,847
Qualified XII (0.55)       9.590      6.305  (34.25%)                                               13,383.2              84,381
Qualified XII (0.60)       9.160      6.297  (31.26%)      (2)                                       4,758.1              29,962
Qualified XII (0.65)       9.574      6.288  (34.32%)                                                4,471.1              28,114
Qualified XII (0.70)       9.566      6.280  (34.35%)                                               19,066.7             119,739
Qualified XII (0.75)       9.558      6.272  (34.38%)                                               26,166.1             164,114
Qualified XII (0.80)       9.550      6.263  (34.42%)                                              289,852.9           1,815,349
Qualified XII (0.85)       9.542      6.255  (34.45%)                                               98,664.6             617,147
Qualified XII (0.90)       9.533      6.246  (34.48%)                                               31,877.4             199,106
Qualified XII (0.95)       9.525      6.238  (34.51%)                                               91,693.3             571,983
Qualified XII (1.00)       9.517      6.229  (34.55%)                                              244,743.6           1,524,508
Qualified XII (1.05)       9.509      6.221  (34.58%)                                               18,977.5             118,059
Qualified XII (1.10)       9.501      6.213  (34.61%)                                               10,507.3              65,282
Qualified XII (1.15)       9.493      6.204  (34.65%)                                                4,995.5              30,992
Qualified XII (1.20)       9.485      6.196  (34.68%)                                               12,714.8              78,781
Qualified XII (1.25)       9.477      6.188  (34.71%)                                               16,455.6             101,827
Qualified XII (1.30)       9.469      6.179  (34.74%)                                                2,225.3              13,750
Qualified XII (1.35)       9.461      6.171  (34.77%)                                                1,346.0               8,306
Qualified XII (1.40)       9.453      6.163  (34.80%)                                               10,441.0              64,348
Qualified XII (1.50)       9.437      6.146  (34.87%)                                                  905.1               5,563
Qualified XV               9.529      6.240  (34.52%)                                                5,934.9              37,034
Qualified XVI              9.437      6.146  (34.87%)                                               29,225.7             179,621
Qualified XVII             9.481      6.190  (34.71%)                                                7,892.4              48,854
Qualified XVIII            9.481      6.190  (34.71%)                                                5,703.9              35,307
Qualified XXI              9.552      6.265  (34.41%)                                                4,499.1              28,187
Qualified XXII             9.552      6.270  (34.36%)                                               22,059.2             138,311
Qualified XXIV             9.524      6.242  (34.46%)                                               24,342.4             151,945
Qualified XXV              9.489      6.226  (34.39%)                                               11,787.8              73,391
Qualified XXVI             9.485      6.214  (34.49%)                                               10,043.0              62,407
Qualified XXVII            7.162      4.685  (34.59%)                                              110,261.9             516,577
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                    0.00% to 1.75%           2.33%
Qualified III              9.942      8.584  (13.66%)                                                   53.0                 455
Qualified V                9.673      8.339  (13.79%)                                                   70.4                 587
Qualified VI               9.699      8.375  (13.65%)                                            1,044,830.1           8,750,452
Qualified VIII             9.685      8.373  (13.55%)      (5)                                           4.7                  39
Qualified X (1.15)         9.715      8.397  (13.57%)                                                1,875.2              15,746
Qualified X (1.25)         9.699      8.375  (13.65%)                                              162,644.9           1,362,151

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.05)    $  9.222   $  8.461   (8.25%)      (6)                                      16,434.0     $       139,048
Qualified XII (0.35)       9.848      8.580  (12.88%)                                               15,826.6             135,792
Qualified XII (0.45)       9.831      8.557  (12.96%)                                               85,810.0             734,276
Qualified XII (0.55)       9.814      8.534  (13.04%)                                                4,707.3              40,172
Qualified XII (0.60)       9.806      8.523  (13.08%)                                                3,593.1              30,624
Qualified XII (0.65)       9.798      8.511  (13.14%)                                                3,470.2              29,535
Qualified XII (0.70)       9.790      8.500  (13.18%)                                              111,847.3             950,702
Qualified XII (0.75)       9.781      8.488  (13.22%)                                               36,169.5             307,007
Qualified XII (0.80)       9.773      8.477  (13.26%)                                              367,238.2           3,113,078
Qualified XII (0.85)       9.765      8.465  (13.31%)                                               53,598.3             453,710
Qualified XII (0.90)       9.757      8.454  (13.35%)                                               18,378.9             155,375
Qualified XII (0.95)       9.748      8.443  (13.39%)                                               64,852.4             547,549
Qualified XII (1.00)       9.740      8.431  (13.44%)                                              255,962.3           2,158,018
Qualified XII (1.05)       9.732      8.420  (13.48%)                                               19,125.5             161,037
Qualified XII (1.10)       9.724      8.408  (13.53%)                                               25,349.4             213,138
Qualified XII (1.15)       9.715      8.397  (13.57%)                                                7,327.9              61,532
Qualified XII (1.20)       9.707      8.386  (13.61%)                                                5,729.4              48,047
Qualified XII (1.25)       9.699      8.375  (13.65%)                                               23,858.5             199,815
Qualified XII (1.30)       9.691      8.363  (13.70%)                                                1,317.4              11,017
Qualified XII (1.35)       9.683      8.352  (13.75%)                                                5,422.8              45,291
Qualified XII (1.40)       9.675      8.341  (13.79%)                                                4,552.1              37,969
Qualified XII (1.50)       9.658      8.318  (13.87%)                                                1,183.0               9,840
Qualified XV               9.719      8.417  (13.40%)                                                7,626.6              64,193
Qualified XVI              9.658      8.318  (13.87%)                                               18,992.4             157,979
Qualified XVII             9.703      8.378  (13.66%)                                               22,232.5             186,264
Qualified XVIII            9.703      8.378  (13.66%)                                                5,600.4              46,920
Qualified XXI              9.742      8.450  (13.26%)                                                2,694.0              22,764
Qualified XXII             9.742      8.457  (13.19%)                                               26,866.7             227,212
Qualified XXIV             9.746      8.448  (13.32%)                                               51,883.3             438,310
Qualified XXV              9.711      8.427  (13.22%)                                                5,138.7              43,304
Qualified XXVI             9.707      8.411  (13.35%)                                                1,332.4              11,207
Qualified XXVII            8.315      7.194  (13.48%)                                              197,986.2           1,424,313
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INCOME & GROWTH FUND:                         0.00% to 1.75%           1.36%
Qualified XII (1.10)      31.141     27.255  (12.48%)      (1)                                       4,490.7             122,394
Qualified XXVII            9.317      8.823   (5.30%)      (2)                                      57,413.2             506,557
---------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:                             0.00% to 1.75%           5.40%
Qualified III             28.827     26.491   (8.10%)                                               19,628.9             519,989
Qualified V               22.095     20.272   (8.25%)                                                1,947.4              39,477
Qualified VI              21.722     19.962   (8.10%)                                              947,780.1          18,919,586
Qualified VIII            19.729     18.129   (8.11%)                                                5,131.9              93,037
Qualified X (1.25)        11.133     10.231   (8.10%)                                               36,378.6             372,189
Qualified XI              22.125     20.456   (7.54%)                                               69,838.5           1,428,617
Qualified XII (0.05)      21.386     20.374   (4.73%)      (6)                                         395.0               8,048
Qualified XII (0.35)      11.574     10.733   (7.27%)                                              147,280.5           1,580,762
Qualified XII (0.40)      16.152     14.971   (7.31%)                                                  179.8               2,692
Qualified XII (0.45)      11.543     10.694   (7.36%)                                               65,634.7             701,898
Qualified XII (0.55)      11.513     10.655   (7.45%)                                               12,082.9             128,743
Qualified XII (0.60)      11.035     10.636   (3.62%)      (7)                                       8,855.2              94,184
Qualified XII (0.65)      11.483     10.617   (7.54%)                                                4,909.6              52,125
Qualified XII (0.70)      11.468     10.598   (7.59%)                                               31,092.2             329,515
Qualified XII (0.75)      11.453     10.579   (7.63%)                                               74,558.2             788,751
Qualified XII (0.80)      12.041     11.116   (7.68%)                                              193,795.3           2,154,229
Qualified XII (0.85)      16.038     14.798   (7.73%)                                              209,908.6           3,106,227
Qualified XII (0.90)      11.918     10.991   (7.78%)                                                2,330.5              25,615
Qualified XII (0.95)      15.964     14.715   (7.82%)                                               74,268.1           1,092,855
Qualified XII (1.00)      15.927     14.673   (7.87%)                                              297,804.5           4,369,686
Qualified XII (1.05)      15.890     14.632   (7.92%)                                               25,366.1             371,157
Qualified XII (1.10)      15.853     14.591   (7.96%)                                               37,567.5             548,147
Qualified XII (1.15)      15.816     14.550   (8.00%)                                                9,675.2             140,774
Qualified XII (1.20)      15.780     14.509   (8.05%)                                                2,958.2              42,920
Qualified XII (1.25)      15.743     14.468   (8.10%)                                                3,685.8              53,326

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XII (1.30)    $ 15.707   $ 14.427   (8.15%)                                                1,988.5     $        28,688
Qualified XII (1.35)      15.670     14.386   (8.19%)                                                1,718.8              24,727
Qualified XII (1.40)      15.634     14.346   (8.24%)                                                4,470.9              64,140
Qualified XII (1.50)      15.562     14.265   (8.33%)                                                  370.5               5,285
Qualified XV              21.987     20.267   (7.82%)                                                5,994.8             121,496
Qualified XVI             21.521     19.727   (8.34%)                                               28,749.1             567,133
Qualified XVII            21.722     19.962   (8.10%)                                                  802.8              16,025
Qualified XVIII           11.133     10.231   (8.10%)                                                9,409.3              96,267
Qualified XXI             22.040     20.347   (7.68%)                                                3,726.2              75,818
Qualified XXII            22.077     20.397   (7.61%)                                                3,677.9              75,018
Qualified XXIV            15.937     14.702   (7.75%)                                               23,099.4             339,607
Qualified XXV             21.748     20.087   (7.64%)                                                5,566.7             111,818
Qualified XXVI            21.739     20.048   (7.78%)                                                  270.3               5,418
Qualified XXVII           28.864     26.578   (7.92%)                                              679,479.5          18,059,207
Qualified XXVIII          28.827     26.492   (8.10%)                                               67,387.3           1,785,224
---------------------------------------------------------------------------------------------------------------------------------
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND:                 0.00% to 1.75%           0.00%
Qualified XXVII            7.647      6.879  (10.04%)      (2)                                      13,413.7              92,273
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                      1.05% to 1.25%           5.70%
Qualified XXVII           17.427     16.538   (5.10%)                                            1,202,497.5          19,886,903
Qualified XXVIII          17.405     16.484   (5.29%)                                              103,285.6           1,702,560
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS:   0.00% to 1.75%           3.44%
Qualified III             25.097     21.749  (13.34%)                                                2,117.4              46,052
Qualified V               22.141     19.156  (13.48%)                                                5,199.5              99,601
Qualified VI              22.182     19.223  (13.34%)                                            8,115,293.2         156,000,282
Qualified VIII            22.324     19.344  (13.35%)                                                5,541.9             107,202
Qualified X (1.15)        25.063     21.741  (13.25%)                                                5,754.2             125,102
Qualified X (1.25)        24.923     21.598  (13.34%)                                              742,484.4          16,036,178
Qualified XI              22.594     19.698  (12.82%)                                              227,960.8           4,490,371
Qualified XII (0.05)      20.390     19.619   (3.78%)      (6)                                      32,888.2             645,234
Qualified XII (0.15)      11.840     11.652   (1.59%)      (7)                                          32.7                 381
Qualified XII (0.35)      13.229     11.569  (12.55%)                                              396,981.8           4,592,683
Qualified XII (0.40)      20.503     17.920  (12.60%)                                                2,183.4              39,126
Qualified XII (0.45)      13.195     11.527  (12.64%)                                              591,944.6           6,823,345
Qualified XII (0.55)      13.160     11.485  (12.73%)                                              108,307.3           1,243,909
Qualified XII (0.60)      12.621     11.465   (9.16%)      (2)                                     266,408.6           3,054,375
Qualified XII (0.65)      13.126     11.444  (12.81%)                                              275,047.2           3,147,640
Qualified XII (0.70)      13.109     11.423  (12.86%)                                              168,312.6           1,922,635
Qualified XII (0.75)      13.092     11.403  (12.90%)                                              497,659.6           5,674,812
Qualified XII (0.80)      14.375     12.514  (12.95%)                                            1,442,523.6          18,051,740
Qualified XII (0.85)      20.359     17.714  (12.99%)                                              318,515.6           5,642,186
Qualified XII (0.90)      14.009     12.183  (13.03%)                                               17,291.1             210,657
Qualified XII (0.95)      20.265     17.614  (13.08%)                                              545,556.7           9,609,436
Qualified XII (1.00)      20.218     17.564  (13.13%)                                            2,242,467.1          39,386,693
Qualified XII (1.05)      20.171     17.515  (13.17%)                                              167,705.1           2,937,354
Qualified XII (1.10)      20.124     17.466  (13.21%)                                               87,802.3           1,533,555
Qualified XII (1.15)      20.078     17.416  (13.26%)                                               50,343.1             876,775
Qualified XII (1.20)      20.031     17.367  (13.30%)                                               35,772.8             621,267
Qualified XII (1.25)      19.985     17.319  (13.34%)                                               27,983.1             484,639
Qualified XII (1.30)      19.938     17.270  (13.38%)                                                6,241.2             107,785
Qualified XII (1.35)      19.892     17.221  (13.43%)                                                  199.7               3,439
Qualified XII (1.40)      19.846     17.173  (13.47%)                                               24,303.8             417,369
Qualified XII (1.50)      19.755     17.076  (13.56%)                                                9,811.0             167,532
Qualified XV              22.453     19.516  (13.08%)                                               43,865.4             856,078
Qualified XVI             21.977     18.997  (13.56%)                                              156,910.4           2,980,827
Qualified XVII            22.182     19.223  (13.34%)                                               15,976.3             307,112
Qualified XVIII           24.923     21.598  (13.34%)                                               18,840.1             406,909
Qualified XXI             22.507     19.593  (12.95%)                                               56,333.1           1,103,735
Qualified XXII            22.544     19.641  (12.88%)                                              133,617.8           2,624,387
Qualified XXIV            20.231     17.599  (13.01%)                                              145,751.7           2,565,085

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XXV           $ 22.209   $ 19.343  (12.90%)                                               71,480.5     $     1,382,647
Qualified XXVI            22.199     19.306  (13.03%)                                               11,888.4             229,518
Qualified XXVII           25.130     21.820  (13.17%)                                            3,132,235.5          68,345,379
Qualified XXVIII          25.097     21.749  (13.34%)                                              477,544.2          10,386,108
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:                      0.00% to 1.75%           5.91%
Qualified III             20.561     19.298   (6.14%)                                                  916.2              17,680
Qualified V               19.397     18.176   (6.29%)                                                2,244.3              40,793
Qualified VI              19.632     18.426   (6.14%)                                            5,040,744.0          92,880,749
Qualified VIII            19.557     18.354   (6.15%)                                                5,099.7              93,600
Qualified X (1.15)        24.729     23.233   (6.05%)                                               75,694.0           1,758,598
Qualified X (1.25)        24.567     23.057   (6.15%)                                            1,042,819.6          24,044,291
Qualified XI              19.996     18.882   (5.57%)                                              286,003.3           5,400,315
Qualified XII (0.05)      19.888     18.805   (5.45%)      (6)                                      19,227.7             361,577
Qualified XII (0.35)      11.419     10.815   (5.29%)                                              276,277.5           2,987,941
Qualified XII (0.40)      17.374     16.447   (5.34%)                                                  795.6              13,086
Qualified XII (0.45)      11.389     10.776   (5.38%)                                              325,193.9           3,504,290
Qualified XII (0.55)      11.360     10.737   (5.48%)                                               59,829.7             642,391
Qualified XII (0.60)      11.454     10.718   (6.43%)      (2)                                     292,698.5           3,137,143
Qualified XII (0.65)      11.330     10.698   (5.58%)                                              126,486.8           1,353,156
Qualified XII (0.70)      11.315     10.679   (5.62%)                                              170,131.2           1,816,831
Qualified XII (0.75)      11.300     10.660   (5.66%)                                              262,003.8           2,792,960
Qualified XII (0.80)      12.310     11.606   (5.72%)                                              875,115.5          10,156,591
Qualified XII (0.85)      17.252     16.257   (5.77%)                                              409,548.3           6,658,027
Qualified XII (0.90)      12.083     11.381   (5.81%)                                               11,263.8             128,193
Qualified XII (0.95)      17.172     16.166   (5.86%)                                              409,962.2           6,627,449
Qualified XII (1.00)      17.132     16.120   (5.91%)                                              743,883.4          11,991,400
Qualified XII (1.05)      17.092     16.075   (5.95%)                                              109,945.7           1,767,377
Qualified XII (1.10)      17.053     16.029   (6.00%)                                               91,020.1           1,458,961
Qualified XII (1.15)      17.013     15.984   (6.05%)                                               24,882.1             397,716
Qualified XII (1.20)      16.974     15.939   (6.10%)                                               31,625.2             504,074
Qualified XII (1.25)      16.935     15.894   (6.15%)                                               25,563.1             406,300
Qualified XII (1.30)      16.896     15.850   (6.19%)                                                8,324.9             131,949
Qualified XII (1.35)      16.856     15.805   (6.24%)                                                1,669.0              26,378
Qualified XII (1.40)      16.817     15.760   (6.29%)                                               18,021.8             284,024
Qualified XII (1.50)      16.740     15.672   (6.38%)                                                4,805.1              75,306
Qualified XV              19.871     18.707   (5.86%)                                               24,294.6             454,480
Qualified XVI             19.450     18.209   (6.38%)                                              136,761.5           2,490,291
Qualified XVII            19.632     18.426   (6.14%)                                               10,111.4             186,312
Qualified XVIII           24.567     23.057   (6.15%)                                               18,453.7             425,488
Qualified XXI             19.919     18.780   (5.72%)                                               23,278.3             437,166
Qualified XXII            19.952     18.827   (5.64%)                                               54,503.1           1,026,129
Qualified XXIV            17.143     16.152   (5.78%)                                               96,374.9           1,556,648
Qualified XXV             19.655     18.541   (5.67%)                                               37,990.6             704,384
Qualified XXVI            19.647     18.505   (5.81%)                                               20,834.3             385,539
Qualified XXVII           20.588     19.360   (5.96%)                                            1,746,305.9          33,808,483
Qualified XXVIII          20.561     19.298   (6.14%)                                              745,163.3          14,380,161
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:                             0.00% to 1.75%           7.04%
Qualified I               21.644     17.611  (18.63%)                                                2,093.4              36,866
Qualified III             23.158     18.832  (18.68%)                                                  289.0               5,443
Qualified V               22.940     18.625  (18.81%)                                                2,897.4              53,964
Qualified VI              22.858     18.588  (18.68%)                                            9,927,690.0         184,535,902
Qualified VIII            23.130     18.808  (18.69%)                                                9,044.9             170,117
Qualified X (1.15)        32.002     26.050  (18.60%)                                               59,993.6           1,562,832
Qualified X (1.25)        31.791     25.853  (18.68%)                                            1,454,621.6          37,606,333
Qualified XI              23.282     19.048  (18.19%)                                              715,648.5          13,631,673
Qualified XII (0.05)      20.968     18.971   (9.52%)      (6)                                      43,076.6             817,206
Qualified XII (0.35)      14.798     12.143  (17.94%)                                              630,664.9           7,658,164
Qualified XII (0.40)      21.270     17.446  (17.98%)                                                1,710.2              29,837
Qualified XII (0.45)      14.760     12.100  (18.02%)                                              280,103.7           3,389,255
Qualified XII (0.55)      14.721     12.056  (18.10%)                                              133,394.6           1,608,205
Qualified XII (0.60)      14.702     12.034  (18.15%)                                              344,984.5           4,151,543

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XII (0.65)    $ 14.683   $ 12.012  (18.19%)                                              331,027.6     $     3,976,304
Qualified XII (0.70)      14.664     11.991  (18.23%)                                              230,639.0           2,765,592
Qualified XII (0.75)      14.645     11.969  (18.27%)                                              581,233.1           6,956,779
Qualified XII (0.80)      16.023     13.089  (18.31%)                                            2,269,302.5          29,702,901
Qualified XII (0.85)      21.120     17.245  (18.35%)                                              792,593.8          13,668,280
Qualified XII (0.90)      15.596     12.727  (18.40%)                                               60,877.3             774,785
Qualified XII (0.95)      21.023     17.147  (18.44%)                                              756,415.6          12,970,258
Qualified XII (1.00)      20.974     17.099  (18.48%)                                            1,960,651.3          33,525,177
Qualified XII (1.05)      20.926     17.051  (18.52%)                                              223,900.4           3,817,726
Qualified XII (1.10)      20.877     17.003  (18.56%)                                              105,975.1           1,801,895
Qualified XII (1.15)      20.829     16.955  (18.60%)                                               54,245.0             919,724
Qualified XII (1.20)      20.781     16.907  (18.64%)                                               85,637.1           1,447,867
Qualified XII (1.25)      20.733     16.860  (18.68%)                                               47,069.6             793,594
Qualified XII (1.30)      20.684     16.812  (18.72%)                                               14,251.7             239,600
Qualified XII (1.35)      20.637     16.765  (18.76%)                                                2,316.2              38,831
Qualified XII (1.40)      20.589     16.718  (18.80%)                                               51,222.0             856,330
Qualified XII (1.50)      20.494     16.624  (18.88%)                                                4,426.5              73,586
Qualified XV              23.137     18.872  (18.43%)                                               73,610.9           1,389,184
Qualified XVI             22.646     18.369  (18.89%)                                              211,009.7           3,876,037
Qualified XVII            22.858     18.588  (18.68%)                                               47,724.1             887,096
Qualified XVIII           31.791     25.853  (18.68%)                                               67,987.7           1,757,685
Qualified XXI             23.193     18.946  (18.31%)                                               76,737.3           1,453,865
Qualified XXII            23.231     18.993  (18.24%)                                               96,334.6           1,829,683
Qualified XXIV            20.988     17.133  (18.37%)                                              199,670.9           3,420,961
Qualified XXV             22.885     18.704  (18.27%)                                              179,206.1           3,351,870
Qualified XXVI            22.876     18.668  (18.39%)                                               42,755.4             798,157
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO -- INITIAL CLASS:                        0.75% to 1.50%          12.33%
Qualified XXVII            7.389      6.453  (12.67%)                                              227,667.6           1,469,139
Qualified XXVIII           7.379      6.432  (12.83%)                                              182,904.9           1,176,444
Annuity contracts in
  payment period                                                                                                          48,688
---------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLASS:                          1.05% to 1.25%           1.12%
Qualified XXVII           25.246     21.956  (13.03%)                                            3,861,877.2          84,791,375
Qualified XXVIII          25.213     21.885  (13.20%)                                              516,580.4          11,305,363
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL CLASS:                           0.00% to 1.75%          13.21%
Qualified V               15.241     11.846  (22.28%)                                                  207.2               2,455
Qualified VI              15.374     11.968  (22.15%)                                              619,426.7           7,413,299
Qualified VIII            15.367     11.962  (22.16%)                                                  357.0               4,270
Qualified X (1.15)        15.943     12.424  (22.07%)                                                8,056.9             100,099
Qualified X (1.25)        15.838     12.330  (22.15%)                                              137,441.8           1,694,658
Qualified XI              15.659     12.264  (21.68%)                                               23,597.9             289,405
Qualified XII (0.05)      13.786     12.215  (11.40%)      (6)                                       1,811.2              22,124
Qualified XII (0.35)      10.828      8.506  (21.44%)                                               56,983.4             484,701
Qualified XII (0.40)      15.074     11.835  (21.49%)                                                  251.2               2,973
Qualified XII (0.45)      10.799      8.475  (21.52%)                                               20,631.5             174,852
Qualified XII (0.55)      10.771      8.444  (21.60%)                                                8,801.3              74,318
Qualified XII (0.60)      10.096      8.429  (16.51%)      (2)                                      10,449.5              88,079
Qualified XII (0.65)      10.743      8.414  (21.68%)                                               23,263.1             195,736
Qualified XII (0.70)      10.729      8.399  (21.72%)                                               19,219.4             161,424
Qualified XII (0.75)      10.715      8.384  (21.75%)                                               17,806.7             149,291
Qualified XII (0.80)      11.957      9.350  (21.80%)                                               51,087.8             477,671
Qualified XII (0.85)      14.968     11.699  (21.84%)                                               38,755.2             453,397
Qualified XII (0.90)      11.949      9.335  (21.88%)                                                5,300.6              49,481
Qualified XII (0.95)      14.898     11.633  (21.92%)                                               24,429.0             284,183
Qualified XII (1.00)      14.864     11.600  (21.96%)                                               80,175.9             930,041
Qualified XII (1.05)      14.830     11.568  (22.00%)                                               10,958.2             126,764
Qualified XII (1.10)      14.795     11.535  (22.03%)                                               11,538.1             133,092
Qualified XII (1.15)      14.761     11.502  (22.08%)                                                6,014.3              69,177
Qualified XII (1.20)      14.727     11.470  (22.12%)                                                2,348.8              26,941
Qualified XII (1.25)      14.693     11.438  (22.15%)                                                9,530.9             109,015
Qualified XII (1.30)      14.659     11.406  (22.19%)                                                1,871.1              21,342

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XII (1.35)    $ 14.625   $ 11.373  (22.24%)                                                  121.0     $         1,376
Qualified XII (1.40)      14.591     11.341  (22.27%)                                                2,207.9              25,040
Qualified XII (1.50)      14.523     11.278  (22.34%)                                                   36.8                 415
Qualified XV              15.561     12.151  (21.91%)                                                4,798.1              58,302
Qualified XVI             15.231     11.827  (22.35%)                                               15,492.2             183,226
Qualified XVII            15.374     11.968  (22.15%)                                                1,363.7              16,321
Qualified XVIII           15.838     12.330  (22.15%)                                                1,213.1              14,958
Qualified XXI             15.599     12.198  (21.80%)                                                7,543.9              92,020
Qualified XXII            15.625     12.229  (21.73%)                                               17,638.3             215,699
Qualified XXIV            14.874     11.623  (21.86%)                                               25,655.9             298,198
Qualified XXV             15.392     12.043  (21.76%)                                                9,165.3             110,378
Qualified XXVI            15.386     12.020  (21.88%)                                                1,792.3              21,544
Qualified XXVII            8.471      6.608  (21.99%)                                               28,690.1             189,584
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE SECURITIES FUND:                                0.00% to 1.75%           0.00%
Qualified VI               8.108     10.293   26.95%       (9)                                       9,278.7              95,506
Qualified X (1.25)         8.071     10.293   27.53%       (9)                                       1,354.4              13,941
Qualified XII (0.95)      10.307     10.307    0.00%      (12)                                         236.9               2,442
Qualified XII (1.50)       9.925     10.282    3.60%       (8)                                          17.0                 175
Qualified XVIII            8.325     10.293   23.64%      (10)                                       1,715.8              17,661
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                       0.00% to 1.75%           0.00%
Qualified I               21.908     13.107  (40.17%)                                                2,338.3              30,648
Qualified III             36.122     21.598  (40.21%)                                               73,818.2           1,594,325
Qualified V               31.095     18.562  (40.31%)                                                5,814.7             107,932
Qualified VI              31.406     18.778  (40.21%)                                           13,156,545.6         247,053,614
Qualified VIII            31.390     18.767  (40.21%)                                               10,005.8             187,778
Qualified X (1.15)        30.490     18.249  (40.15%)                                               52,073.2             950,284
Qualified X (1.25)        30.318     18.127  (40.21%)                                            1,307,190.7          23,695,445
Qualified XI              31.989     19.243  (39.84%)                                              927,250.3          17,843,077
Qualified XII (0.05)      22.649     19.165  (15.38%)      (6)                                     175,169.2           3,357,118
Qualified XII (0.15)      12.937     11.259  (12.97%)      (7)                                          33.4                 376
Qualified XII (0.35)      18.526     11.178  (39.66%)                                              990,670.0          11,073,709
Qualified XII (0.40)      21.535     12.987  (39.69%)                                                5,603.2              72,769
Qualified XII (0.45)      18.477     11.137  (39.73%)                                              407,157.8           4,534,516
Qualified XII (0.55)      18.429     11.097  (39.79%)                                              161,687.6           1,794,247
Qualified XII (0.60)      18.405     11.077  (39.82%)                                              446,282.1           4,943,467
Qualified XII (0.65)      18.381     11.057  (39.85%)                                              259,793.1           2,872,532
Qualified XII (0.70)      18.357     11.037  (39.88%)                                              329,052.2           3,631,749
Qualified XII (0.75)      18.333     11.017  (39.91%)                                              710,208.1           7,824,363
Qualified XII (0.80)      19.747     11.861  (39.94%)                                            3,594,800.5          42,637,929
Qualified XII (0.85)      21.383     12.837  (39.97%)                                            1,011,774.8          12,988,153
Qualified XII (0.90)      19.367     11.621  (40.00%)                                               49,490.4             575,128
Qualified XII (0.95)      21.284     12.765  (40.03%)                                            1,103,526.2          14,086,512
Qualified XII (1.00)      21.235     12.729  (40.06%)                                            3,633,556.8          46,251,544
Qualified XII (1.05)      21.186     12.693  (40.09%)                                              252,869.2           3,209,669
Qualified XII (1.10)      21.137     12.657  (40.12%)                                              170,758.9           2,161,295
Qualified XII (1.15)      21.088     12.621  (40.15%)                                               77,962.4             983,963
Qualified XII (1.20)      21.039     12.586  (40.18%)                                              103,448.0           1,301,996
Qualified XII (1.25)      20.990     12.550  (40.21%)                                               72,227.6             906,457
Qualified XII (1.30)      20.942     12.515  (40.24%)                                               18,926.5             236,865
Qualified XII (1.35)      20.893     12.479  (40.27%)                                                5,094.0              63,568
Qualified XII (1.40)      20.845     12.444  (40.30%)                                               61,717.5             768,012
Qualified XII (1.50)      20.748     12.374  (40.36%)                                               13,963.3             172,782
Qualified XV              31.789     19.065  (40.03%)                                              137,586.9           2,623,094
Qualified XVI             31.115     18.557  (40.36%)                                              235,033.5           4,361,517
Qualified XVII            31.406     18.778  (40.21%)                                               53,201.9             999,026
Qualified XVIII           30.318     18.127  (40.21%)                                               67,109.2           1,216,488
Qualified XXI             31.866     19.140  (39.94%)                                              158,484.4           3,033,391
Qualified XXII            31.919     19.187  (39.89%)                                              183,873.9           3,527,988
Qualified XXIV            21.249     12.754  (39.98%)                                              336,511.1           4,291,862
Qualified XXV             31.443     18.895  (39.91%)                                              276,563.4           5,225,665

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES: (continued):
Qualified XXVI          $ 31.430   $ 18.859  (40.00%)                                               75,023.1     $     1,414,860
Qualified XXVII           36.169     21.668  (40.09%)                                            3,316,994.3          71,872,632
Qualified XXVIII          36.122     21.598  (40.21%)                                              598,743.2          12,931,655
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES:                                0.00% to 1.75%           2.71%
Qualified III             24.071     22.652   (5.90%)                                                  674.5              15,279
Qualified V               23.857     22.415   (6.04%)                                                1,116.4              25,024
Qualified VI              24.064     22.646   (5.89%)                                            7,232,078.8         163,777,656
Qualified VIII            24.054     22.634   (5.90%)                                                4,349.7              98,451
Qualified X (1.15)        25.109     23.652   (5.80%)                                               73,228.0           1,731,989
Qualified X (1.25)        24.969     23.498   (5.89%)                                            1,038,256.0          24,396,940
Qualified XI              24.511     23.206   (5.32%)                                              450,547.4          10,455,403
Qualified XII (0.05)      23.624     23.112   (2.17%)      (6)                                      86,430.4           1,997,580
Qualified XII (0.35)      14.550     13.817   (5.04%)                                              398,904.8           5,511,667
Qualified XII (0.40)      21.980     20.862   (5.09%)                                                1,945.9              40,595
Qualified XII (0.45)      14.512     13.767   (5.13%)                                              710,875.0           9,786,616
Qualified XII (0.55)      14.474     13.717   (5.23%)                                              154,190.0           2,115,024
Qualified XII (0.60)      14.455     13.692   (5.28%)                                              289,818.9           3,968,201
Qualified XII (0.65)      14.436     13.668   (5.32%)                                              278,332.0           3,804,242
Qualified XII (0.70)      14.418     13.643   (5.38%)                                              160,844.1           2,194,396
Qualified XII (0.75)      14.399     13.618   (5.42%)                                              498,519.5           6,788,838
Qualified XII (0.80)      15.540     14.690   (5.47%)                                            1,370,457.7          20,132,023
Qualified XII (0.85)      21.825     20.621   (5.52%)                                              238,039.2           4,908,606
Qualified XII (0.90)      15.203     14.357   (5.56%)                                               36,137.4             518,825
Qualified XII (0.95)      21.724     20.505   (5.61%)                                              453,463.4           9,298,267
Qualified XII (1.00)      21.674     20.447   (5.66%)                                            1,820,729.5          37,228,457
Qualified XII (1.05)      21.623     20.390   (5.70%)                                              160,978.8           3,282,358
Qualified XII (1.10)      21.573     20.332   (5.75%)                                               73,038.5           1,485,018
Qualified XII (1.15)      21.523     20.275   (5.80%)                                               69,825.5           1,415,712
Qualified XII (1.20)      21.474     20.218   (5.85%)                                               44,269.9             895,049
Qualified XII (1.25)      21.424     20.161   (5.90%)                                               29,572.1             596,203
Qualified XII (1.30)      21.374     20.104   (5.94%)                                               14,744.2             296,418
Qualified XII (1.35)      21.325     20.048   (5.99%)                                                1,251.1              25,083
Qualified XII (1.40)      21.276     19.991   (6.04%)                                               46,952.6             938,629
Qualified XII (1.50)      21.177     19.879   (6.13%)                                                3,645.6              72,471
Qualified XV              24.358     22.991   (5.61%)                                               47,389.8           1,089,538
Qualified XVI             23.841     22.379   (6.13%)                                              154,836.8           3,465,092
Qualified XVII            24.064     22.646   (5.89%)                                               27,092.5             613,536
Qualified XVIII           24.969     23.498   (5.89%)                                               76,043.9           1,786,879
Qualified XXI             24.417     23.082   (5.47%)                                               35,056.4             809,172
Qualified XXII            24.457     23.138   (5.39%)                                               66,355.9           1,535,343
Qualified XXIV            21.688     20.487   (5.54%)                                              120,125.2           2,461,004
Qualified XXV             24.093     22.787   (5.42%)                                              147,460.5           3,360,183
Qualified XXVI            24.083     22.743   (5.56%)                                               22,726.3             516,864
Qualified XXVII            9.491      8.949   (5.71%)                                              559,998.8           5,011,429
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO -- S SHARES:                    0.00% to 1.75%           1.25%
Qualified XXVII            8.800      7.388  (16.05%)      (2)                                      71,781.5             530,322
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I SHARES:                         0.00% to 1.75%           6.11%
Qualified III             16.372     17.419    6.40%                                                 6,497.9             113,187
Qualified V               16.147     17.152    6.22%                                                 1,470.3              25,219
Qualified VI              16.308     17.351    6.40%                                             1,460,674.5          25,344,164
Qualified VIII            16.300     17.341    6.39%                                                   201.0               3,485
Qualified X (1.25)        10.971     11.672    6.39%                                               162,058.9           1,891,551
Qualified XI              16.611     17.780    7.04%                                                81,053.5           1,441,131
Qualified XII (0.05)      17.060     17.708    3.80%       (6)                                      12,175.5             215,603
Qualified XII (0.35)      11.206     12.031    7.36%                                               103,464.0           1,244,775
Qualified XII (0.40)      13.980     15.001    7.30%                                                   652.4               9,787
Qualified XII (0.45)      11.177     11.987    7.25%                                               126,824.7           1,520,248
Qualified XII (0.55)      11.148     11.944    7.14%                                                32,870.0             392,599
Qualified XII (0.60)      11.340     11.922    5.13%       (2)                                      55,975.4             667,339
Qualified XII (0.65)      11.119     11.901    7.03%                                               119,542.2           1,422,672

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I SHARES: (continued):
Qualified XII (0.70)    $ 11.104   $ 11.879    6.98%                                               125,912.2     $     1,495,711
Qualified XII (0.75)      11.090     11.858    6.93%                                                47,112.2             558,656
Qualified XII (0.80)      11.308     12.085    6.87%                                               362,170.7           4,376,833
Qualified XII (0.85)      13.881     14.828    6.82%                                               105,379.2           1,562,563
Qualified XII (0.90)      11.280     12.044    6.77%                                                 4,325.7              52,099
Qualified XII (0.95)      13.817     14.745    6.72%                                               111,627.1           1,645,942
Qualified XII (1.00)      13.785     14.703    6.66%                                               622,608.5           9,154,213
Qualified XII (1.05)      13.753     14.662    6.61%                                                30,937.1             453,600
Qualified XII (1.10)      13.722     14.621    6.55%                                                39,214.6             573,357
Qualified XII (1.15)      13.690     14.579    6.49%                                                10,047.1             146,476
Qualified XII (1.20)      13.658     14.538    6.44%                                                14,538.2             211,356
Qualified XII (1.25)      13.626     14.497    6.39%                                                10,487.5             152,037
Qualified XII (1.30)      13.595     14.457    6.34%                                                   773.0              11,175
Qualified XII (1.35)      13.563     14.416    6.29%                                                 1,067.8              15,394
Qualified XII (1.40)      13.532     14.375    6.23%                                                13,733.4             197,418
Qualified XII (1.50)      13.469     14.294    6.13%                                                   820.4              11,727
Qualified XV              16.507     17.615    6.71%                                                 7,227.8             127,317
Qualified XVI             16.157     17.147    6.13%                                                25,089.8             430,215
Qualified XVII            16.308     17.351    6.40%                                                 1,231.1              21,360
Qualified XVIII           11.175     11.672    4.45%       (2)                                       7,152.4              83,483
Qualified XXI             16.547     17.685    6.88%                                                10,388.6             183,722
Qualified XXII            16.575     17.728    6.96%                                                 9,818.8             174,068
Qualified XXIV            13.794     14.732    6.80%                                                26,491.3             390,270
Qualified XXV             16.328     17.459    6.93%                                                16,604.6             289,899
Qualified XXVI            16.321     17.425    6.76%                                                 7,646.9             133,248
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                  0.00% to 1.75%           0.25%
Qualified I               21.330     15.863  (25.63%)                                                   48.4                 767
Qualified III             27.035     20.094  (25.67%)                                                1,948.6              39,155
Qualified V               24.589     18.246  (25.80%)                                                1,851.0              33,773
Qualified VI              24.782     18.419  (25.68%)                                            6,230,644.3         114,762,237
Qualified VIII            24.792     18.425  (25.68%)                                                2,885.5              53,166
Qualified X (1.15)        26.652     19.829  (25.60%)                                               44,919.9             890,716
Qualified X (1.25)        26.504     19.699  (25.68%)                                              827,886.5          16,308,537
Qualified XI              25.242     18.875  (25.22%)                                              467,541.0           8,824,837
Qualified XII (0.05)      22.306     18.799  (15.72%)      (6)                                      44,598.6             838,410
Qualified XII (0.35)      14.289     10.717  (25.00%)                                              404,888.4           4,339,189
Qualified XII (0.40)      21.734     16.292  (25.04%)                                                1,809.7              29,483
Qualified XII (0.45)      14.251     10.678  (25.07%)                                              560,456.5           5,984,555
Qualified XII (0.55)      14.214     10.639  (25.15%)                                               88,296.5             939,386
Qualified XII (0.60)      15.428     10.620  (31.16%)      (1)                                     260,337.9           2,764,788
Qualified XII (0.65)      14.177     10.601  (25.22%)                                               51,355.8             544,423
Qualified XII (0.70)      14.159     10.582  (25.26%)                                              327,185.9           3,462,281
Qualified XII (0.75)      14.140     10.563  (25.30%)                                              382,926.3           4,044,850
Qualified XII (0.80)      15.543     11.604  (25.34%)                                            1,806,994.7          20,968,366
Qualified XII (0.85)      21.581     16.104  (25.38%)                                              635,214.3          10,229,491
Qualified XII (0.90)      15.062     11.234  (25.41%)                                               22,306.1             250,587
Qualified XII (0.95)      21.481     16.014  (25.45%)                                              421,489.2           6,749,728
Qualified XII (1.00)      21.431     15.969  (25.49%)                                            1,110,536.4          17,734,156
Qualified XII (1.05)      21.382     15.924  (25.53%)                                              116,083.2           1,848,509
Qualified XII (1.10)      21.332     15.879  (25.56%)                                               72,514.0           1,151,450
Qualified XII (1.15)      21.283     15.834  (25.60%)                                               32,481.6             514,314
Qualified XII (1.20)      21.234     15.789  (25.64%)                                               49,169.7             776,341
Qualified XII (1.25)      21.184     15.745  (25.68%)                                               39,970.2             629,331
Qualified XII (1.30)      21.135     15.701  (25.71%)                                               10,656.9             167,324
Qualified XII (1.35)      21.086     15.656  (25.75%)                                                1,405.2              22,000
Qualified XII (1.40)      21.038     15.612  (25.79%)                                               24,527.3             382,920
Qualified XII (1.50)      20.940     15.524  (25.86%)                                                6,364.6              98,804
Qualified XV              25.084     18.700  (25.45%)                                               50,761.7             949,243
Qualified XVI             24.552     18.202  (25.86%)                                              129,065.2           2,349,244
Qualified XVII            24.782     18.419  (25.68%)                                               37,110.8             683,544
Qualified XVIII           26.504     19.699  (25.68%)                                               38,107.3             750,675

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES: (continued):
Qualified XXI           $ 25.145   $ 18.774  (25.34%)                                               58,649.5     $     1,101,086
Qualified XXII            25.187     18.820  (25.28%)                                               96,674.2           1,819,408
Qualified XXIV            21.445     16.000  (25.39%)                                              105,687.1           1,690,993
Qualified XXV             24.812     18.534  (25.30%)                                              124,839.1           2,313,767
Qualified XXVI            24.801     18.498  (25.41%)                                               22,400.2             414,359
Qualified XXVII           27.071     20.159  (25.53%)                                            2,654,330.2          53,508,643
Qualified XXVIII          27.035     20.094  (25.67%)                                              693,079.7          13,926,744
Annuity contracts in
  payment period                                                                                                         727,531
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                        0.00% to 1.75%           0.45%
Qualified I               24.185     18.535  (23.36%)                                                2,110.6              39,120
Qualified III             32.189     24.654  (23.41%)                                                2,206.4              54,397
Qualified V               28.765     21.997  (23.53%)                                                4,269.0              93,906
Qualified VI              28.796     22.056  (23.41%)                                           14,623,767.5         322,541,817
Qualified VIII            28.703     21.983  (23.41%)                                               10,551.0             231,942
Qualified X (1.15)        32.523     24.936  (23.33%)                                               30,177.7             752,512
Qualified X (1.25)        32.342     24.771  (23.41%)                                            1,480,954.3          36,684,718
Qualified XI              29.330     22.601  (22.94%)                                            1,008,881.3          22,801,726
Qualified XII (0.05)      25.296     22.510  (11.01%)      (6)                                     176,426.0           3,971,349
Qualified XII (0.15)      11.575     10.980   (5.14%)      (7)                                          35.1                 385
Qualified XII (0.35)      14.104     10.901  (22.71%)                                            1,191,347.0          12,986,874
Qualified XII (0.40)      24.188     18.686  (22.75%)                                                5,871.6             109,717
Qualified XII (0.45)      14.068     10.862  (22.79%)                                            1,074,941.9          11,676,019
Qualified XII (0.55)      14.031     10.823  (22.86%)                                              190,558.7           2,062,417
Qualified XII (0.60)      14.013     10.803  (22.91%)                                              697,543.5           7,535,562
Qualified XII (0.65)      13.994     10.784  (22.94%)                                              272,886.1           2,942,804
Qualified XII (0.70)      13.976     10.764  (22.98%)                                              454,510.2           4,892,348
Qualified XII (0.75)      13.958     10.745  (23.02%)                                            1,176,543.2          12,641,957
Qualified XII (0.80)      16.390     12.611  (23.06%)                                            4,694,956.2          59,208,093
Qualified XII (0.85)      24.018     18.471  (23.10%)                                              972,146.9          17,956,526
Qualified XII (0.90)      15.998     12.297  (23.13%)                                               51,113.2             628,539
Qualified XII (0.95)      23.907     18.367  (23.17%)                                              992,482.0          18,228,916
Qualified XII (1.00)      23.852     18.315  (23.21%)                                            3,691,115.2          67,602,774
Qualified XII (1.05)      23.796     18.263  (23.25%)                                              331,090.3           6,046,702
Qualified XII (1.10)      23.741     18.212  (23.29%)                                              151,240.6           2,754,393
Qualified XII (1.15)      23.686     18.161  (23.33%)                                               89,662.1           1,628,353
Qualified XII (1.20)      23.632     18.109  (23.37%)                                               79,146.4           1,433,262
Qualified XII (1.25)      23.577     18.058  (23.41%)                                               51,270.7             925,846
Qualified XII (1.30)      23.522     18.008  (23.44%)                                               12,768.1             229,928
Qualified XII (1.35)      23.468     17.957  (23.48%)                                                3,170.9              56,940
Qualified XII (1.40)      23.414     17.906  (23.52%)                                               49,760.8             891,017
Qualified XII (1.50)      23.305     17.806  (23.60%)                                               12,160.7             216,534
Qualified XV              29.147     22.392  (23.18%)                                              119,182.2           2,668,727
Qualified XVI             28.529     21.796  (23.60%)                                              248,276.3           5,411,431
Qualified XVII            28.796     22.056  (23.41%)                                               63,484.3           1,400,210
Qualified XVIII           32.342     24.771  (23.41%)                                               72,903.7           1,805,898
Qualified XXI             29.217     22.480  (23.06%)                                              115,698.8           2,600,910
Qualified XXII            29.266     22.536  (23.00%)                                              205,808.3           4,638,095
Qualified XXIV            23.867     18.351  (23.11%)                                              254,989.5           4,679,312
Qualified XXV             28.830     22.193  (23.02%)                                              175,568.0           3,896,381
Qualified XXVI            28.818     22.151  (23.13%)                                               60,851.2           1,347,915
Qualified XXVII           32.231     24.735  (23.26%)                                            4,384,838.9         108,458,991
Qualified XXVIII          32.189     24.655  (23.41%)                                            1,056,362.9          26,044,627
Annuity contracts in
  payment period                                                                                                         876,378
---------------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:                                             0.00% to 1.75%           1.72%
Qualified XII (0.95)       7.345      5.150  (29.88%)                                               63,184.5             325,400
Qualified XII (1.10)       7.820      5.140  (34.27%)      (1)                                      33,331.7             171,325
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDS:
GROWTH AND INCOME PORTFOLIO:                                   0.00% to 1.75%           4.84%
Qualified VI               8.622      9.703   12.54%       (9)                                     119,941.5           1,163,792
Qualified X (1.25)         9.621      9.703    0.85%      (12)                                       3,183.3              30,888

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO: (continued):
Qualified XII (0.95)    $  9.716   $  9.716    0.00%      (12)                                       3,165.0     $        30,751
Qualified XII (1.25)       9.427      9.703    2.93%      (11)                                           4.2                  41
Qualified XII (1.40)       8.366      9.696   15.90%       (9)                                          59.9                 581
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO:                                       0.00% to 1.75%           0.63%
Qualified VI               8.112      9.341   15.15%       (9)                                       6,563.1              61,306
Qualified X (1.25)         8.988      9.341    3.93%       (7)                                      11,046.6             103,186
Qualified XII (0.95)       9.354      9.354    0.00%      (12)                                      10,694.4             100,035
Qualified XII (1.00)       8.963      9.352    4.34%      (11)                                          54.6                 511
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES:                 1.05% to 1.25%           3.77%
Qualified XXVII           12.300     12.200   (0.81%)                                              694,079.4           8,467,769
Qualified XXVIII          12.284     12.161   (1.00%)                                            1,049,274.6          12,760,228
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
DEVELOPING MARKETS FUND:                                       0.00% to 1.75%           2.90%
Qualified VI              13.820     13.823    0.02%       (8)                                          11.3                 156
Qualified XXVII           10.467      9.145  (12.63%)      (2)                                      24,356.2             222,737
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                     0.00% to 1.75%          10.25%
Qualified III             16.737     14.538  (13.14%)                                                   66.9                 973
Qualified V               16.205     14.054  (13.27%)                                                  910.0              12,789
Qualified VI              16.275     14.137  (13.14%)                                            1,933,782.3          27,337,880
Qualified VIII            16.272     14.133  (13.15%)                                                  866.6              12,248
Qualified X (1.15)        16.319     14.189  (13.05%)                                               15,614.6             221,555
Qualified X (1.25)        16.275     14.137  (13.14%)                                              210,817.9           2,980,332
Qualified XI              16.464     14.388  (12.61%)                                              143,471.9           2,064,274
Qualified XII (0.05)      15.011     14.370   (4.27%)      (6)                                      42,420.8             609,587
Qualified XII (0.35)      16.624     14.572  (12.34%)                                               83,344.8           1,214,500
Qualified XII (0.40)      16.600     14.543  (12.39%)                                                  585.8               8,520
Qualified XII (0.45)      16.581     14.519  (12.44%)                                               17,738.7             257,548
Qualified XII (0.55)      16.538     14.467  (12.52%)                                               11,434.0             165,415
Qualified XII (0.60)      16.648     14.441  (13.26%)      (2)                                      71,246.7           1,028,873
Qualified XII (0.65)      16.495     14.414  (12.62%)                                                7,458.6             107,508
Qualified XII (0.70)      16.473     14.388  (12.66%)                                               41,409.6             595,802
Qualified XII (0.75)      16.452     14.362  (12.70%)                                              176,662.0           2,537,220
Qualified XII (0.80)      16.473     14.374  (12.74%)                                              690,023.7           9,918,401
Qualified XII (0.85)      16.451     14.347  (12.79%)                                              107,763.6           1,546,084
Qualified XII (0.90)      16.429     14.321  (12.83%)                                                6,138.0              87,902
Qualified XII (0.95)      16.407     14.294  (12.88%)                                              145,711.8           2,082,804
Qualified XII (1.00)      16.385     14.268  (12.92%)                                              784,685.1          11,195,887
Qualified XII (1.05)      16.363     14.242  (12.96%)                                               28,236.9             402,150
Qualified XII (1.10)      16.341     14.215  (13.01%)                                               19,087.7             271,331
Qualified XII (1.15)      16.319     14.189  (13.05%)                                                8,600.5             122,032
Qualified XII (1.20)      16.297     14.163  (13.09%)                                                7,918.8             112,154
Qualified XII (1.25)      16.275     14.137  (13.14%)                                               11,458.2             161,985
Qualified XII (1.30)      16.253     14.111  (13.18%)                                                1,534.6              21,655
Qualified XII (1.35)      16.231     14.085  (13.22%)                                                1,170.3              16,483
Qualified XII (1.40)      16.210     14.059  (13.27%)                                                8,512.1             119,672
Qualified XII (1.50)      16.166     14.007  (13.36%)                                                  611.0               8,558
Qualified XV              16.407     14.294  (12.88%)                                                8,813.0             125,973
Qualified XVI             16.166     14.007  (13.36%)                                               38,712.4             542,245
Qualified XVII            16.275     14.137  (13.14%)                                                9,583.2             135,477
Qualified XVIII           16.275     14.137  (13.14%)                                               10,883.3             153,857
Qualified XXI             16.446     14.351  (12.74%)                                               15,527.9             222,841
Qualified XXII            16.446     14.362  (12.67%)                                               21,852.5             313,845
Qualified XXIV            16.395     14.296  (12.80%)                                               62,869.6             898,784
Qualified XXV             16.294     14.225  (12.70%)                                               25,717.8             365,836
Qualified XXVI            16.288     14.198  (12.83%)                                                7,948.0             112,845
Qualified XXVII           16.759     14.586  (12.97%)                                              793,849.2          11,579,084
Qualified XXVIII          16.737     14.538  (13.14%)                                              503,065.1           7,313,561
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                        0.00% to 1.75%           6.28%
Qualified V             $ 10.142   $ 10.483    3.36%                                                    72.9     $           764
Qualified VI              10.185     10.545    3.53%                                               250,139.9           2,637,725
Qualified VIII            10.183     10.542    3.53%                                                   983.2              10,365
Qualified X (1.25)        10.185     10.545    3.53%                                                63,325.5             667,767
Qualified XI              10.304     10.733    4.16%                                                11,080.0             118,922
Qualified XII (0.05)      10.393     10.719    3.14%       (6)                                       1,097.9              11,768
Qualified XII (0.35)      10.437     10.905    4.48%                                                11,212.8             122,276
Qualified XII (0.45)      10.410     10.865    4.37%                                                18,216.6             197,923
Qualified XII (0.55)      10.793     10.826    0.31%       (3)                                         729.4               7,896
Qualified XII (0.60)      10.611     10.806    1.84%       (3)                                       1,419.9              15,343
Qualified XII (0.65)      10.356     10.787    4.16%                                                 4,591.5              49,529
Qualified XII (0.70)      10.342     10.767    4.11%                                                 4,338.2              46,709
Qualified XII (0.75)      10.329     10.748    4.06%                                                15,582.7             167,483
Qualified XII (0.80)      10.309     10.722    4.01%                                                26,225.3             281,188
Qualified XII (0.85)      10.295     10.702    3.95%                                                12,570.8             134,533
Qualified XII (0.90)      10.281     10.683    3.91%                                                    99.2               1,060
Qualified XII (0.95)      10.268     10.663    3.85%                                                23,416.8             249,693
Qualified XII (1.00)      10.254     10.643    3.79%                                                40,851.9             434,787
Qualified XII (1.05)      10.240     10.624    3.75%                                                 5,843.1              62,077
Qualified XII (1.10)      10.226     10.604    3.70%                                                 4,182.8              44,354
Qualified XII (1.15)      10.213     10.584    3.63%                                                 1,152.7              12,200
Qualified XII (1.20)      10.199     10.565    3.59%                                                 1,928.5              20,375
Qualified XII (1.25)      10.185     10.545    3.53%                                                 2,707.1              28,546
Qualified XII (1.30)      10.172     10.526    3.48%                                                   133.3               1,403
Qualified XII (1.35)      10.562     10.507   (0.52%)      (3)                                          31.9                 335
Qualified XII (1.40)      10.144     10.487    3.38%                                                 2,047.8              21,475
Qualified XII (1.50)      10.117     10.449    3.28%                                                   200.7               2,097
Qualified XV              10.268     10.663    3.85%                                                 4,691.8              50,029
Qualified XVI             10.117     10.449    3.28%                                                 2,600.0              27,167
Qualified XVII            10.549     10.545   (0.04%)      (3)                                         272.3               2,871
Qualified XVIII           10.185     10.545    3.53%                                                10,401.7             109,686
Qualified XXI             10.292     10.705    4.01%                                                 2,751.2              29,452
Qualified XXII            10.292     10.713    4.09%                                                 7,366.7              78,919
Qualified XXIV            10.260     10.664    3.94%                                                 9,974.4             106,367
Qualified XXV             10.197     10.611    4.06%                                                 1,762.2              18,699
Qualified XXVI            10.193     10.591    3.90%                                                   635.9               6,735
Qualified XXVII           10.240     10.623    3.74%                                               156,054.7           1,657,769
Qualified XXVIII          10.226     10.588    3.54%                                               223,240.8           2,363,674
Annuity contracts in
  payment period                                                                                                          16,634
---------------------------------------------------------------------------------------------------------------------------------
PAX WORLD BALANCED FUND:                                       0.00% to 1.75%           4.11%
Qualified XXVII            9.850      9.102   (7.59%)      (2)                                     253,699.6           2,309,174
---------------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND, INC.:                                   1.00% to 1.25%          20.84%
Qualified XXVII            7.254      6.429  (11.37%)                                              628,973.1           4,043,668
Qualified XXVIII           7.244      6.408  (11.54%)                                              230,209.3           1,475,181
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                  0.00% to 1.75%           0.00%
Qualified III             15.061     12.503  (16.98%)                                                3,386.0              42,335
Qualified V               16.636     13.789  (17.11%)                                                3,109.8              42,881
Qualified VI              16.250     13.490  (16.98%)                                              332,943.8           4,491,412
Qualified VIII            14.083     11.690  (16.99%)                                                1,114.5              13,028
Qualified XI              16.552     13.824  (16.48%)                                               20,341.4             281,199
Qualified XII (0.05)      14.677     13.768   (6.19%)      (6)                                         401.9               5,533
Qualified XII (0.35)      10.347      8.668  (16.23%)                                               25,030.0             216,960
Qualified XII (0.40)      12.897     10.799  (16.27%)                                                  236.2               2,551
Qualified XII (0.45)      10.320      8.637  (16.31%)                                               11,986.8             103,530
Qualified XII (0.55)      10.293      8.605  (16.40%)                                                2,562.7              22,052
Qualified XII (0.60)       8.529      8.590    0.72%       (7)                                       8,577.6              73,682
Qualified XII (0.65)      10.266      8.574  (16.48%)                                                1,127.7               9,669
Qualified XII (0.70)      10.253      8.559  (16.52%)                                               10,939.2              93,629
Qualified XII (0.75)      10.240      8.544  (16.56%)                                               17,619.5             150,541

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XII (0.80)    $ 11.184   $  9.327  (16.60%)                                               96,811.1     $       902,957
Qualified XII (0.85)      12.806     10.674  (16.65%)                                               24,509.6             261,616
Qualified XII (0.90)      11.304      9.295  (17.77%)      (2)                                         522.8               4,859
Qualified XII (0.95)      12.747     10.614  (16.73%)                                               23,358.3             247,925
Qualified XII (1.00)      12.717     10.584  (16.77%)                                               87,224.6             923,185
Qualified XII (1.05)      12.688     10.554  (16.82%)                                                4,112.7              43,405
Qualified XII (1.10)      12.659     10.525  (16.86%)                                                2,203.3              23,190
Qualified XII (1.15)      12.629     10.495  (16.90%)                                                3,014.6              31,638
Qualified XII (1.20)      12.600     10.465  (16.94%)                                                4,776.6              49,987
Qualified XII (1.25)      11.497     10.436   (9.23%)      (1)                                          39.8                 415
Qualified XII (1.40)      11.955     10.348  (13.44%)      (4)                                          81.9                 848
Qualified XV              16.448     13.696  (16.73%)                                                9,110.3             124,774
Qualified XVI             16.099     13.331  (17.19%)                                                4,742.9              63,227
Qualified XVII            16.250     13.490  (16.98%)                                                  718.2               9,689
Qualified XXI             16.488     13.750  (16.61%)                                                4,701.1              64,640
Qualified XXII            16.515     13.784  (16.54%)                                                2,935.8              40,467
Qualified XXIV            12.726     10.605  (16.67%)                                                6,887.9              73,046
Qualified XXV             16.269     13.574  (16.57%)                                                4,187.4              56,840
Qualified XXVI            16.262     13.548  (16.69%)                                                1,208.0              16,366
Qualified XXVII           15.080     12.543  (16.82%)                                              261,254.5           3,276,915
Qualified XXVIII          15.061     12.503  (16.98%)                                               78,860.5             985,993
---------------------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R:                     0.00% to 1.75%           0.00%
Qualified XII (0.95)       8.916      8.916    0.00%      (12)                                       1,068.5               9,527
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO -- CLASS R:                      0.00% to 1.75%           2.41%
Qualified V                9.511      9.535    0.25%      (12)                                         452.9               4,318
Qualified VI               8.697      9.542    9.72%       (9)                                         359.0               3,426
Qualified X (1.25)         9.844      9.542   (3.07%)      (7)                                      23,433.6             223,603
Qualified XII (0.75)       9.564      9.564    0.00%      (12)                                          41.6                 398
Qualified XII (0.95)       9.555      9.555    0.00%      (12)                                       3,902.9              37,292
Qualified XII (1.00)       8.701      9.553    9.79%       (9)                                     131,897.5           1,260,017
---------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R:                    0.00% to 1.75%           0.00%
Qualified VI               8.835      9.446    6.92%      (11)                                          34.5                 326
Qualified X (1.25)        10.042      9.446   (5.94%)      (8)                                       2,082.7              19,673
Qualified XII (0.95)       9.458      9.458    0.00%      (12)                                       1,006.8               9,522
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R:                  0.00% to 1.75%           0.00%
Qualified VI               7.835      8.945   14.17%      (10)                                       2,339.4              20,926
Qualified X (1.25)        10.123      8.945  (11.64%)      (8)                                       2,593.4              23,198
Qualified XII (0.95)       8.958      8.958    0.00%      (12)                                       1,639.3              14,685
Qualified XII (1.00)       8.622      8.956    3.87%      (11)                                          51.4                 460
---------------------------------------------------------------------------------------------------------------------------------
PIONEER FUNDS:
EQUITY-INCOME VCT PORTFOLIO:                                   0.00% to 1.75%           0.50%
Qualified VI               9.279      9.610    3.57%      (10)                                       2,341.8              22,505
Qualified X (1.25)         9.810      9.610   (2.04%)      (7)                                       3,382.0              32,501
Qualified XII (0.95)       9.623      9.623    0.00%      (12)                                       3,339.5              32,136
Qualified XII (1.00)       9.407      9.621    2.27%      (11)                                          68.9                 663
Qualified XII (1.40)       9.055      9.603    6.05%       (9)                                          62.5                 600
---------------------------------------------------------------------------------------------------------------------------------
FUND VCT PORTFOLIO:                                            0.00% to 1.75%           0.00%
Qualified XII (0.95)       9.433      9.433    0.00%      (12)                                         945.0               8,914
Qualified XII (1.40)       8.475      9.414   11.08%       (9)                                           3.3                  31
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE VCT PORTFOLIO:                                   0.00% to 1.75%           0.00%
Qualified VI               8.496      9.961   17.24%       (9)                                       3,545.1              35,313
Qualified X (1.25)         9.785      9.961    1.80%       (8)                                       3,865.0              38,499
Qualified XII (0.95)       9.974      9.974    0.00%      (12)                                         439.3               4,382
Qualified XII (1.50)       9.832      9.949    1.19%       (8)                                         271.2               2,698
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS:            0.00% to 1.75%          18.63%
Qualified III           $ 40.144   $ 29.828  (25.70%)                                               52,755.8     $     1,573,599
Qualified V               32.806     24.337  (25.82%)                                                7,887.5             191,957
Qualified VI              33.037     24.548  (25.70%)                                            2,564,561.1          62,954,846
Qualified VIII            28.396     21.098  (25.70%)                                               10,210.1             215,413
Qualified X (1.15)        14.398     10.709  (25.62%)                                                5,862.7              62,784
Qualified X (1.25)        14.359     10.670  (25.69%)                                              367,526.5           3,921,508
Qualified XI              33.651     25.156  (25.24%)                                              275,367.0           6,927,131
Qualified XII (0.05)      28.829     25.054  (13.09%)      (6)                                      20,611.2             516,392
Qualified XII (0.35)      14.877     11.155  (25.02%)                                              179,325.1           2,000,372
Qualified XII (0.40)      21.815     16.349  (25.06%)                                                  920.9              15,056
Qualified XII (0.45)      14.838     11.114  (25.10%)                                              131,701.4           1,463,729
Qualified XII (0.55)      14.799     11.074  (25.17%)                                               80,209.6             888,241
Qualified XII (0.60)      14.780     11.054  (25.21%)                                               82,016.6             906,612
Qualified XII (0.65)      14.761     11.034  (25.25%)                                               22,069.5             243,515
Qualified XII (0.70)      14.741     11.014  (25.28%)                                              149,886.7           1,650,852
Qualified XII (0.75)      14.722     10.995  (25.32%)                                              183,731.2           2,020,125
Qualified XII (0.80)      16.643     12.423  (25.36%)                                              821,647.3          10,207,325
Qualified XII (0.85)      21.662     16.161  (25.39%)                                              452,342.2           7,310,302
Qualified XII (0.90)      16.057     11.973  (25.43%)                                                7,723.9              92,478
Qualified XII (0.95)      21.561     16.070  (25.47%)                                              248,057.0           3,986,276
Qualified XII (1.00)      21.512     16.024  (25.51%)                                            1,201,444.7          19,251,950
Qualified XII (1.05)      21.462     15.979  (25.55%)                                               55,243.1             882,729
Qualified XII (1.10)      21.412     15.934  (25.58%)                                               32,215.5             513,321
Qualified XII (1.15)      21.363     15.889  (25.62%)                                               28,373.3             450,824
Qualified XII (1.20)      21.313     15.845  (25.66%)                                               23,150.0             366,812
Qualified XII (1.25)      21.264     15.800  (25.70%)                                                9,841.0             155,488
Qualified XII (1.30)      21.214     15.755  (25.73%)                                                3,331.1              52,482
Qualified XII (1.35)      21.165     15.711  (25.77%)                                                  597.0               9,380
Qualified XII (1.40)      21.116     15.667  (25.81%)                                               10,076.1             157,863
Qualified XII (1.50)      21.019     15.579  (25.88%)                                                1,301.9              20,283
Qualified XV              33.440     24.923  (25.47%)                                               26,053.8             649,338
Qualified XVI             32.731     24.260  (25.88%)                                               44,604.4           1,082,103
Qualified XVII            33.037     24.548  (25.70%)                                                4,221.6             103,632
Qualified XVIII           14.359     10.670  (25.69%)                                               11,004.8             117,421
Qualified XXI             33.521     25.021  (25.36%)                                               17,946.4             449,038
Qualified XXII            33.577     25.083  (25.30%)                                               38,024.6             953,771
Qualified XXIV            21.526     16.056  (25.41%)                                               50,045.7             803,533
Qualified XXV             33.077     24.702  (25.32%)                                               29,739.7             734,629
Qualified XXVI            33.063     24.654  (25.43%)                                                5,482.6             135,168
Qualified XXVII           40.196     29.926  (25.55%)                                            2,239,840.2          67,029,457
Qualified XXVIII          40.144     29.829  (25.69%)                                              488,111.3          14,559,872
Annuity contracts in
  payment period                                                                                                         378,509
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS:                0.00% to 1.75%           6.20%
Qualified III             20.194     14.914  (26.15%)                                              101,412.9           1,512,472
Qualified V               19.892     14.668  (26.26%)                                                8,247.3             120,971
Qualified VI              20.033     14.795  (26.15%)                                            8,308,496.0         122,924,198
Qualified VIII            20.982     15.495  (26.15%)                                               13,219.2             204,831
Qualified X (1.15)        20.179     14.919  (26.07%)                                               32,389.6             483,220
Qualified X (1.25)        20.033     14.795  (26.15%)                                            1,153,476.5          17,065,685
Qualified XI              20.405     15.162  (25.69%)                                              674,542.9          10,227,419
Qualified XII (0.05)      16.984     15.101  (11.09%)      (6)                                     107,223.7           1,619,185
Qualified XII (0.35)      11.747      8.755  (25.47%)                                              736,762.3           6,450,354
Qualified XII (0.40)      13.619     10.145  (25.51%)                                                5,751.6              58,350
Qualified XII (0.45)      11.716      8.723  (25.55%)                                              329,339.6           2,872,829
Qualified XII (0.55)      11.686      8.692  (25.62%)                                               91,405.5             794,497
Qualified XII (0.60)      12.821      8.676  (32.33%)      (2)                                     354,089.9           3,072,084
Qualified XII (0.65)      11.655      8.660  (25.70%)                                              110,098.4             953,452
Qualified XII (0.70)      11.640      8.645  (25.73%)                                              189,892.0           1,641,616
Qualified XII (0.75)      11.625      8.629  (25.77%)                                              646,310.7           5,577,015
Qualified XII (0.80)      12.527      9.294  (25.81%)                                            2,738,168.1          25,448,534

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS: (continued):
Qualified XII (0.85)    $ 13.523   $ 10.028  (25.84%)                                              914,949.3     $     9,175,112
Qualified XII (0.90)      12.097      8.966  (25.88%)                                               17,146.8             153,738
Qualified XII (0.95)      13.460      9.971  (25.92%)                                              610,352.3           6,085,823
Qualified XII (1.00)      13.429      9.943  (25.96%)                                            2,960,169.7          29,432,967
Qualified XII (1.05)      13.398      9.915  (26.00%)                                              204,337.0           2,026,001
Qualified XII (1.10)      13.367      9.887  (26.03%)                                               68,030.8             672,621
Qualified XII (1.15)      13.336      9.859  (26.07%)                                               83,543.1             823,651
Qualified XII (1.20)      13.305      9.832  (26.10%)                                               80,837.3             794,792
Qualified XII (1.25)      13.274      9.804  (26.14%)                                               39,073.1             383,073
Qualified XII (1.30)      13.244      9.776  (26.19%)                                                2,994.1              29,270
Qualified XII (1.35)      13.213      9.749  (26.22%)                                                  295.8               2,884
Qualified XII (1.40)      13.182      9.721  (26.26%)                                               20,142.2             195,802
Qualified XII (1.50)      13.121      9.666  (26.33%)                                                7,301.2              70,573
Qualified XV              20.277     15.021  (25.92%)                                               79,162.8           1,189,105
Qualified XVI             19.847     14.621  (26.33%)                                              137,851.4           2,015,525
Qualified XVII            20.033     14.795  (26.15%)                                               12,607.5             186,528
Qualified XVIII           20.033     14.795  (26.15%)                                               22,241.0             329,056
Qualified XXI             20.326     15.080  (25.81%)                                              102,235.1           1,541,706
Qualified XXII            20.360     15.118  (25.75%)                                              217,215.0           3,283,857
Qualified XXIV            13.438      9.963  (25.86%)                                              201,762.3           2,010,158
Qualified XXV             20.057     14.888  (25.77%)                                               88,671.0           1,320,134
Qualified XXVI            20.048     14.859  (25.88%)                                               16,554.1             245,978
Qualified XXVII           20.220     14.963  (26.00%)                                            2,375,970.8          35,551,651
Qualified XXVIII          20.194     14.914  (26.15%)                                              441,170.2           6,579,613
Annuity contracts in
  payment period                                                                                                         110,648
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS:                  0.00% to 1.75%          20.46%
Qualified I               12.713      9.939  (21.82%)                                                  603.1               5,994
Qualified III             16.788     13.116  (21.87%)                                               75,613.4             991,746
Qualified V               19.113     14.909  (22.00%)                                               11,605.5             173,026
Qualified VI              19.365     15.129  (21.87%)                                            5,680,341.1          85,937,880
Qualified VII             16.350     12.782  (21.82%)                                              118,387.3           1,513,226
Qualified VIII            16.330     12.757  (21.88%)                                               13,920.7             177,587
Qualified IX              16.173     12.668  (21.67%)                                                2,854.7              36,163
Qualified X (1.15)        19.503     15.252  (21.80%)                                               10,200.2             155,574
Qualified X (1.25)        19.365     15.129  (21.87%)                                              744,283.5          11,260,265
Qualified XI              19.724     15.504  (21.40%)                                              327,780.4           5,081,908
Qualified XII (0.05)      17.104     15.441   (9.72%)      (6)                                      36,071.4             556,979
Qualified XII (0.35)      12.452      9.817  (21.16%)                                              407,660.1           4,001,999
Qualified XII (0.40)      12.506      9.855  (21.20%)                                                6,844.9              67,456
Qualified XII (0.45)      12.420      9.782  (21.24%)                                              108,893.4           1,065,195
Qualified XII (0.55)      12.387      9.746  (21.32%)                                               46,783.0             455,947
Qualified XII (0.60)      12.638      9.729  (23.02%)      (2)                                     123,118.3           1,197,818
Qualified XII (0.65)      12.355      9.711  (21.40%)                                              100,081.8             971,894
Qualified XII (0.70)      12.339      9.694  (21.44%)                                               89,231.8             865,013
Qualified XII (0.75)      12.323      9.676  (21.48%)                                              179,677.2           1,738,557
Qualified XII (0.80)      13.621     10.690  (21.52%)                                              562,829.4           6,016,646
Qualified XII (0.85)      12.418      9.741  (21.56%)                                              665,570.5           6,483,322
Qualified XII (0.90)      13.236     10.378  (21.59%)                                                7,345.7              76,234
Qualified XII (0.95)      12.361      9.686  (21.64%)                                              352,288.1           3,412,263
Qualified XII (1.00)      12.332      9.659  (21.68%)                                            1,231,653.4          11,896,540
Qualified XII (1.05)      12.304      9.632  (21.72%)                                               53,074.1             511,210
Qualified XII (1.10)      12.275      9.605  (21.75%)                                               42,534.1             408,540
Qualified XII (1.15)      12.247      9.578  (21.79%)                                               58,402.4             559,378
Qualified XII (1.20)      12.218      9.551  (21.83%)                                               39,153.4             373,954
Qualified XII (1.25)      12.190      9.524  (21.87%)                                                8,680.2              82,670
Qualified XII (1.30)      12.162      9.497  (21.91%)                                                  642.1               6,098
Qualified XII (1.35)      12.133      9.470  (21.95%)                                                  248.0               2,349
Qualified XII (1.40)      12.105      9.443  (21.99%)                                                6,501.7              61,396
Qualified XII (1.50)      12.049      9.390  (22.07%)                                                1,483.0              13,925
Qualified XV              19.601     15.360  (21.64%)                                               61,574.8             945,789
Qualified XVI             19.185     14.951  (22.07%)                                              120,475.1           1,801,223

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS: (continued):
Qualified XVII          $ 19.365   $ 15.129  (21.87%)                                               99,038.1     $     1,498,347
Qualified XVIII           19.365     15.129  (21.87%)                                               31,674.0             479,196
Qualified XIX             12.713      9.939  (21.82%)                                                8,062.0              80,128
Qualified XX              16.788     13.116  (21.87%)                                                9,964.0             130,688
Qualified XXI             19.648     15.420  (21.52%)                                               39,548.4             609,837
Qualified XXII            19.681     15.459  (21.45%)                                              105,949.1           1,637,867
Qualified XXIV            12.340      9.678  (21.57%)                                              135,543.6           1,311,791
Qualified XXV             19.388     15.224  (21.48%)                                               34,516.4             525,478
Qualified XXVI            19.380     15.194  (21.60%)                                               19,140.6             290,823
Qualified XXVII           18.387     14.393  (21.72%)                                              955,109.7          13,746,894
Qualified XXVIII          18.363     14.347  (21.87%)                                              145,206.8           2,083,282
Qualified XXIX            16.788     13.116  (21.87%)                                                3,274.9              42,953
Qualified XXX             16.785     13.081  (22.07%)                                               70,259.5             919,065
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS:         0.00% to 1.75%          23.69%
Qualified III             25.876     18.672  (27.84%)                                               33,686.6             628,997
Qualified V               24.404     17.581  (27.96%)                                                3,982.3              70,012
Qualified VI              24.820     17.910  (27.84%)                                            2,680,990.8          48,016,546
Qualified VIII            20.907     15.085  (27.85%)                                               21,702.2             327,377
Qualified X (1.15)        24.997     18.055  (27.77%)                                               32,985.2             595,547
Qualified X (1.25)        24.820     17.910  (27.84%)                                              357,693.1           6,406,284
Qualified XI              25.281     18.353  (27.40%)                                              225,578.3           4,140,038
Qualified XII (0.05)      20.571     18.279  (11.14%)      (6)                                      38,078.2             696,031
Qualified XII (0.35)      12.401      9.030  (27.18%)                                              398,476.2           3,598,240
Qualified XII (0.40)      17.187     12.508  (27.22%)                                                2,307.0              28,856
Qualified XII (0.45)      12.369      8.997  (27.26%)                                               62,048.2             558,248
Qualified XII (0.55)      12.337      8.965  (27.33%)                                               51,349.1             460,345
Qualified XII (0.60)      11.980      8.949  (25.30%)      (2)                                     119,265.8           1,067,310
Qualified XII (0.65)      12.305      8.933  (27.40%)                                               25,877.1             231,160
Qualified XII (0.70)      12.289      8.916  (27.45%)                                               77,879.2             694,371
Qualified XII (0.75)      12.273      8.900  (27.48%)                                              207,064.7           1,842,876
Qualified XII (0.80)      13.840     10.032  (27.51%)                                              724,610.2           7,269,290
Qualified XII (0.85)      17.066     12.364  (27.55%)                                              455,677.0           5,633,991
Qualified XII (0.90)      13.797      9.991  (27.59%)                                                7,079.7              70,733
Qualified XII (0.95)      16.987     12.294  (27.63%)                                              244,684.4           3,008,150
Qualified XII (1.00)      16.948     12.260  (27.66%)                                              997,076.6          12,224,159
Qualified XII (1.05)      16.908     12.225  (27.70%)                                               60,064.8             734,292
Qualified XII (1.10)      16.869     12.191  (27.73%)                                               25,606.8             312,172
Qualified XII (1.15)      16.830     12.156  (27.77%)                                               21,211.1             257,842
Qualified XII (1.20)      16.791     12.122  (27.81%)                                               13,727.7             166,407
Qualified XII (1.25)      16.752     12.088  (27.84%)                                                7,772.3              93,952
Qualified XII (1.30)      16.714     12.054  (27.88%)                                                  502.7               6,059
Qualified XII (1.35)      15.807     12.020  (23.96%)      (2)                                         224.4               2,697
Qualified XII (1.40)      16.636     11.986  (27.95%)                                                4,500.9              53,948
Qualified XII (1.50)      16.559     11.919  (28.02%)                                                2,879.8              34,324
Qualified XV              25.123     18.183  (27.62%)                                               34,445.4             626,320
Qualified XVI             24.590     17.699  (28.02%)                                               45,751.9             809,763
Qualified XVII            24.820     17.910  (27.84%)                                                1,569.2              28,104
Qualified XVIII           24.820     17.910  (27.84%)                                                7,244.1             129,742
Qualified XXI             25.184     18.254  (27.52%)                                               30,202.5             551,317
Qualified XXII            25.225     18.299  (27.46%)                                               48,206.7             882,134
Qualified XXIV            16.959     12.284  (27.57%)                                               37,911.7             465,707
Qualified XXV             24.850     18.021  (27.48%)                                               16,421.0             295,922
Qualified XXVI            24.839     17.987  (27.59%)                                                1,652.3              29,720
Qualified XXVII           25.910     18.733  (27.70%)                                            2,129,254.4          39,887,323
Qualified XXVIII          25.876     18.672  (27.84%)                                              140,556.3           2,624,467
Annuity contracts in
  payment period                                                                                                           5,107
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS:          0.00% to 1.75%          15.67%
Qualified III             24.962     22.131  (11.34%)                                                  383.0               8,476
Qualified V               21.910     19.394  (11.48%)                                                2,094.9              40,628
Qualified VI              21.643     19.189  (11.34%)                                            5,148,256.9          98,789,901
Qualified VIII            22.091     19.585  (11.34%)                                                4,592.7              89,949

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS: (continued):
Qualified X (1.15)      $ 24.380   $ 21.637  (11.25%)                                               24,854.0     $       537,767
Qualified X (1.25)        24.245     21.496  (11.34%)                                              612,057.3          13,156,783
Qualified XI              22.045     19.664  (10.80%)                                              367,199.3           7,220,607
Qualified XII (0.05)      20.313     19.585   (3.58%)      (6)                                      25,698.1             503,298
Qualified XII (0.35)      13.434     12.019  (10.53%)                                              277,718.3           3,337,896
Qualified XII (0.40)      20.457     18.293  (10.58%)                                                1,730.1              31,648
Qualified XII (0.45)      13.399     11.976  (10.62%)                                              184,736.4           2,212,403
Qualified XII (0.55)      13.364     11.933  (10.71%)                                               29,886.2             356,632
Qualified XII (0.60)      13.566     11.911  (12.20%)      (2)                                     151,125.9           1,800,061
Qualified XII (0.65)      13.329     11.890  (10.80%)                                               16,816.2             199,945
Qualified XII (0.70)      13.312     11.868  (10.85%)                                              130,866.4           1,553,123
Qualified XII (0.75)      13.295     11.847  (10.89%)                                              337,910.0           4,003,220
Qualified XII (0.80)      14.625     13.026  (10.93%)                                              927,451.0          12,080,977
Qualified XII (0.85)      20.313     18.082  (10.98%)                                              204,547.8           3,698,633
Qualified XII (0.90)      14.163     12.601  (11.03%)                                               13,888.0             175,003
Qualified XII (0.95)      20.219     17.980  (11.07%)                                              353,929.3           6,363,648
Qualified XII (1.00)      20.172     17.930  (11.11%)                                              853,647.9          15,305,907
Qualified XII (1.05)      20.125     17.879  (11.16%)                                              103,378.6           1,848,306
Qualified XII (1.10)      20.079     17.829  (11.21%)                                               44,138.0             786,936
Qualified XII (1.15)      20.032     17.779  (11.25%)                                               25,440.0             452,298
Qualified XII (1.20)      19.986     17.729  (11.29%)                                               24,564.1             435,497
Qualified XII (1.25)      19.939     17.679  (11.33%)                                                7,849.1             138,765
Qualified XII (1.30)      19.893     17.629  (11.38%)                                                  559.4               9,862
Qualified XII (1.35)      19.847     17.579  (11.43%)                                                  346.9               6,099
Qualified XII (1.40)      19.801     17.530  (11.47%)                                               11,446.7             200,660
Qualified XII (1.50)      19.710     17.431  (11.56%)                                                  516.5               9,003
Qualified XV              21.907     19.482  (11.07%)                                               23,775.0             463,185
Qualified XVI             21.443     18.964  (11.56%)                                               91,526.9           1,735,717
Qualified XVII            21.643     19.189  (11.34%)                                               17,503.3             335,871
Qualified XVIII           24.245     21.496  (11.34%)                                               19,133.3             411,290
Qualified XXI             21.960     19.559  (10.93%)                                               39,246.9             767,631
Qualified XXII            21.997     19.607  (10.87%)                                               55,315.8           1,084,577
Qualified XXIV            20.185     17.965  (11.00%)                                               95,737.6           1,719,926
Qualified XXV             21.669     19.309  (10.89%)                                               54,993.7           1,061,873
Qualified XXVI            21.660     19.272  (11.02%)                                               26,493.6             510,584
Qualified XXVII           24.994     22.204  (11.16%)                                            1,470,698.1          32,655,380
Qualified XXVIII          24.962     22.132  (11.34%)                                              340,010.3           7,525,108
Annuity contracts in
  payment period                                                                                                         127,791
---------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND:                                  0.00% to 1.75%          11.57%
Qualified XII (0.95)      10.967     12.556   14.49%       (1)                                      15,173.0             190,512
Qualified XXVII           11.026     12.433   12.76%       (2)                                     300,428.3           3,735,225
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                            $11,141,346,898
=================================================================================================================================

       QUALIFIED I                Individual contracts issued prior to May 1, 1975 in connection with
                                  Qualified Corporate Retirement Plans established pursuant to Section 401 of the Internal Revenue Code (Code); Tax-Deferred Annuity Plans
                                  established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                                  Retirement Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with H.R. 10 Plans established by persons entitled to the benefits of the Self-Employed Individuals Tax
                                  Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate Retirement
                                  Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

       QUALIFIED III              Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       QUALIFIED V                Certain group AetnaPlus contracts issued since August 28, 1992 in connection with Optional Retirement Plans established pursuant to
                                  Section 403(b) or 401(a) of the Internal Revenue Code.

       QUALIFIED VI               Certain group AetnaPlus contracts issued in connection with Tax-Deferred
                                  Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans
                                  since August 28, 1992.

       QUALIFIED VII              Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

       QUALIFIED VIII             Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

       QUALIFIED IX               Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

       QUALIFIED X                Individual Retirement Annuity and Simplified Employee Pension Plans
                                  issued or converted to ACES, an administrative system.

       QUALIFIED XI               Certain large group contracts issued in connection with Deferred
                                  Compensation Plans adopted by state and local governments since January
                                  1996.

       QUALIFIED XII              Group Retirement Plus and Voluntary TDA contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or
                                  401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement Plans established pursuant to
                                  Section 403(b) or 403(a) of the Internal Revenue Code.

       QUALIFIED XIII             Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on May 25, 1996
                                  (previously valued under Qualified VI).

       QUALIFIED XIV              Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on November 1, 1996
                                  (previously valued under Qualified III).

       QUALIFIED XV               Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on December 16, 1996
                                  (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.

       QUALIFIED XVI              Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity
                                  Plans, Retirement Plus Plans and Deferred Compensation Plans.

       QUALIFIED XVII             Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation
                                  Plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

       QUALIFIED XVIII            Individual Retirement Annuity and Simplified Employee Pension Plan
                                  contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29,
                                  1997.

       QUALIFIED XIX              Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

       QUALIFIED XX               Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective
                                  May 29, 1997.

       QUALIFIED XXI              Certain existing contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective May 20, 1999.

       QUALIFIED XXII             Certain existing contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective May 20, 1999.

       QUALIFIED XXIV             Group contract issued in connection with Optional Retirement Plans having contract modifications effective July 2000 to lower mortality and expense fee.

       QUALIFIED XXV              Group contract issued in connection with Aetna Government Custom Choice plans having contract modifications effective October 2000 to lower mortality and expense fee.

       QUALIFIED XXVI             Group contract issued in connection with Aetna Government Custom Choice plans having contract modifications effective October 2000 to lower mortality and expense fee.

       QUALIFIED XXVII            Group contract issued in connection with Tax Deferred Annuity Plans having contract modifications effective February 2000 to lower mortality and expense fee.

       QUALIFIED XXVIII           Group contract issued in connection with Optional Retirement Plans having contract modifications effective February 2000 to lower mortality and expense fee.

       QUALIFIED XXIX             Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       QUALIFIED XXX              Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2001.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 2001.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2001.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2001.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2001.
        (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2001.
        (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2001.
        (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2001.
        (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2001.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 2001.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2001.
       (12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2001.

See Notes to Financial Statements

                      (This Page Left Blank Intentionally)

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Franklin Value Securities Fund
   Aetna Balanced VP, Inc.                   Janus Aspen Series:
   Aetna Bond VP                             - Aggressive Growth Portfolio -- I Shares
   Aetna Crossroads VP                       - Balanced Portfolio -- I Shares
   Aetna GET Fund, Series D                  - Capital Appreciation Portfolio -- S Shares
   Aetna GET Fund, Series E                  - Flexible Income Portfolio -- I Shares
   Aetna GET Fund, Series G                  - Growth Portfolio -- I Shares
   Aetna GET Fund, Series H                  - Worldwide Growth Portfolio -- I Shares
   Aetna GET Fund, Series I                  Janus Twenty Fund
   Aetna GET Fund, Series J                  Lord Abbett Funds:
   Aetna GET Fund, Series K                  - Growth and Income Portfolio
   Aetna GET Fund, Series L                  - Mid-Cap Value Portfolio
   Aetna GET Fund, Series Q                  MFS-Registered Trademark- Total Return Series
   Aetna Growth and Income VP                Oppenheimer Funds:
   Aetna Growth VP                           - Developing Markets Fund
   Aetna Index Plus Bond VP                  - Global Securities Fund
   Aetna Index Plus Large Cap VP             - Strategic Bond Fund
   Aetna Index Plus Mid Cap VP               Pax World Balanced Fund
   Aetna Index Plus Small Cap VP             Pilgrim Funds:
   Aetna International VP                    - Emerging Markets Fund
   Aetna Legacy VP                           - Natural Resources Trust Fund
   Aetna Money Market VP                     Pilgrim Variable Funds:
   Aetna Small Company VP                    - Growth Opportunities Portfolio -- Class R
   Aetna Technology VP                       - International Value Portfolio -- Class R
   Aetna Value Opportunity VP                - Mid Cap Opportunities Portfolio -- Class R
   AIM V.I. Funds:                           - Small Cap Opportunities Portfolio -- Class R
   - Capital Appreciation Fund               Pioneer Funds:
   - Growth and Income Fund                  - Equity-Income VCT Portfolio
   - Growth Fund                             - Fund VCT Portfolio
   - Value Fund                              - Mid-Cap Value VCT Portfolio
   Calvert Social Balanced Portfolio         Portfolio Partners, Inc. (PPI):
   Chapman DEM-Registered Trademark- Equity  - PPI MFS Capital Opportunities Portfolio -- I Class
   Fund                                      - PPI MFS Emerging Equities Portfolio -- I Class
   Fidelity-Registered Trademark-            - PPI MFS Research Growth Portfolio -- I Class
   Investments Variable Insurance Products   - PPI Scudder International Growth Portfolio -- I Class
   Funds:                                    - PPI T. Rowe Price Growth Equity Portfolio -- I Class
   - Asset Manager Portfolio -- Initial      Wachovia Special Values Fund
   Class
   - Contrafund-Registered Trademark-
   Portfolio -- Initial Class
   - Equity-Income Portfolio -- Initial
   Class
   - Growth Portfolio -- Initial Class
   - High Income Portfolio -- Initial Class
   - Index 500 Portfolio -- Initial Class
   - Overseas Portfolio -- Initial Class

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $3,490,603,072 and $3,331,253,418, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation             $  1,154,661  $    (769,240) $    5,676,614  $    (5,975,402)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation               47,111,549     (9,056,666)     80,301,514      (93,997,468)
 AETNA BOND VP
 Annuity contracts in
   accumulation               22,752,368     (3,985,993)     37,890,365      (36,793,783)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,515,768       (650,061)      5,614,028       (5,931,680)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                7,610,032     (1,474,157)    117,167,336     (175,468,125)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                4,506,601     (4,104,666)     52,874,052      (54,864,923)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                  984,703     (1,700,635)     16,111,808      (16,498,393)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  141,127       (507,028)      5,072,065       (5,182,909)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  128,690       (377,071)      3,720,840       (3,761,606)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                    3,175        (22,583)        125,829         (128,896)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                      687         (6,931)         82,583          (85,549)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                      103        (36,706)        561,715         (571,874)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                   30,395        (15,545)        269,903         (266,083)
 AETNA GET FUND, SERIES Q
 Annuity contracts in
   accumulation                        0         (1,014)         62,851          (62,850)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation               24,442,703    (43,449,288)    532,074,722     (829,138,963)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation               16,483,152     (1,441,453)     15,612,423      (18,190,464)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               19,293,823     (4,941,421)     48,269,850      (47,998,296)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                4,216,905       (723,055)     25,007,221      (26,008,332)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                1,024,779       (219,751)     21,110,252      (21,316,974)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                   13,095       (127,850)     24,243,846      (32,503,633)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation             $   (298,788)  $       589,182  $    (9,153,647) $    (9,742,829) $    (9,656,196)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              (13,695,954)     (102,036,752)    (173,352,168)     (71,315,416)     (46,956,487)
AETNA BOND VP
Annuity contracts in
  accumulation                1,096,582        (6,411,730)      (1,496,207)       4,915,523       24,778,480
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                 (317,652)          116,983       (5,471,604)      (5,588,587)      (5,040,532)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation              (58,300,789)      (30,255,816)               0       30,255,816      (21,909,098)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               (1,990,871)      (12,783,390)      (9,214,739)       3,568,651        1,979,715
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                 (386,585)       (2,883,267)      (2,584,686)         298,581         (803,936)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                 (110,844)       (1,034,596)        (576,516)         458,080          (18,665)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                  (40,766)         (267,248)        (203,305)          63,943         (225,204)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   (3,067)          (32,894)         (19,201)          13,693           (8,782)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                   (2,966)          (16,577)          (9,859)           6,718           (2,492)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                  (10,159)           (8,299)         (26,609)         (18,310)         (65,072)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                    3,820                16          (27,338)         (27,354)          (8,684)
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                        1                 0            1,625            1,625              612
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (297,064,241)   (1,455,124,346)  (2,026,760,871)    (571,636,525)    (887,707,351)
AETNA GROWTH VP
Annuity contracts in
  accumulation               (2,578,041)       (1,523,352)     (61,932,623)     (60,409,271)     (47,945,613)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                  271,554       (35,413,466)    (124,078,438)     (88,664,972)     (74,041,016)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               (1,001,111)        1,324,838       (2,060,078)      (3,384,916)        (892,177)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                 (206,722)          769,578          589,425         (180,153)         418,153
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation               (8,259,787)       (4,665,266)         474,807        5,140,073       (3,234,469)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 AETNA LEGACY VP
 Annuity contracts in
   accumulation             $  1,659,281  $    (417,437) $    6,481,676  $    (6,705,501)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation               18,993,467     (3,706,495)    947,455,413     (950,955,698)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                4,189,523     (1,171,113)     66,296,076      (78,181,059)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                        0       (292,747)     10,278,841      (21,230,242)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                4,231,683       (966,919)     10,972,471      (10,013,023)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                1,510,401       (207,717)      2,964,662       (4,491,112)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                   21,709       (505,757)      5,048,798       (6,777,588)
   GROWTH FUND
 Annuity contracts in
   accumulation                   37,127       (176,215)      3,261,877       (5,201,434)
   VALUE FUND
 Annuity contracts in
   accumulation                  474,714       (217,440)      3,532,672       (4,335,282)
 AMERICAN CENTURY INCOME & GROWTH FUND
 Annuity contracts in
   accumulation                    4,278         (4,130)        239,461         (258,015)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                3,284,609       (642,466)      5,199,701       (4,694,786)
 CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
 Annuity contracts in
   accumulation                        0           (641)        746,638         (770,870)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                1,291,798       (236,486)      3,080,303       (3,279,143)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               13,696,673     (4,101,768)     23,332,252      (17,195,993)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               12,802,442     (2,405,885)     11,539,661      (10,661,772)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               29,459,889     (4,333,499)     20,864,722      (18,110,038)
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  317,043        (30,572)      3,922,491       (5,101,482)
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                1,128,054     (1,045,323)     23,760,455      (22,733,988)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                2,177,228       (178,800)     19,615,521      (27,730,870)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
AETNA LEGACY VP
Annuity contracts in
  accumulation             $   (223,825)  $       718,785  $    (1,659,859) $    (2,378,644) $    (1,360,625)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation               (3,500,285)        3,641,073        1,818,258       (1,822,815)       9,963,872
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation              (11,884,983)       (9,322,798)       3,622,270       12,945,068        4,078,495
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation              (10,951,401)      (12,476,702)      (9,202,258)       3,274,444       (7,969,704)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                  959,448           872,156      (13,800,643)     (14,672,799)     (10,448,587)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation               (1,526,450)       (5,078,366)     (10,330,874)      (5,252,508)      (5,476,274)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation               (1,728,790)       (8,823,291)     (19,609,851)     (10,786,560)     (12,999,398)
  GROWTH FUND
Annuity contracts in
  accumulation               (1,939,557)       (5,935,047)     (11,085,471)      (5,150,424)      (7,229,069)
  VALUE FUND
Annuity contracts in
  accumulation                 (802,610)       (3,374,932)      (5,851,651)      (2,476,719)      (3,022,055)
AMERICAN CENTURY INCOME & GROWTH FUND
Annuity contracts in
  accumulation                  (18,554)                0          (14,022)         (14,022)         (32,428)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  504,915           570,470       (7,632,046)      (8,202,516)      (5,055,458)
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
Annuity contracts in
  accumulation                  (24,232)                0            7,716            7,716          (17,157)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 (198,840)         (618,980)      (2,697,923)      (2,078,943)      (1,222,471)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                6,136,259        57,161,025      (14,760,445)     (71,921,470)     (56,190,306)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  877,889        18,912,394       (5,754,033)     (24,666,427)     (13,391,981)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                2,754,684        22,218,848      (91,486,929)    (113,705,777)     (85,824,703)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation               (1,178,991)         (540,697)         (49,847)         490,850         (401,670)
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                1,026,467          (491,226)     (15,642,580)     (15,151,354)     (14,042,156)
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation               (8,115,349)       (2,501,290)        (335,489)       2,165,801       (3,951,120)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 FRANKLIN VALUE SECURITIES FUND
 Annuity contracts in
   accumulation             $          0  $        (208) $          907  $          (726)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                        0     (7,331,111)     98,308,301      (69,555,876)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                8,609,431     (3,386,310)      9,851,626       (6,669,129)
   CAPITAL APPRECIATION PORTFOLIO -- S SHARES
 Annuity contracts in
   accumulation                    3,314         (1,770)        258,365         (290,082)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                2,862,143       (489,235)     11,463,661      (11,783,258)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                  911,665     (3,736,721)     38,805,761      (28,454,911)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                4,180,411     (9,496,428)    125,535,379      (82,794,791)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                    4,266         (4,062)         79,762         (110,958)
 LORD ABBETT FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                   29,669         (1,767)            167             (149)
   MID-CAP VALUE PORTFOLIO
 Annuity contracts in
   accumulation                      836           (642)         22,801          (22,777)
 MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                  492,327       (136,985)      1,112,766       (1,046,316)
 OPPENHEIMER FUNDS:
   DEVELOPING MARKETS FUND
 Annuity contracts in
   accumulation                    3,231         (1,005)      3,136,389       (3,129,395)
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                7,036,577       (675,646)     18,545,517      (25,244,629)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  496,895        (92,383)      4,368,717       (4,549,775)
 PAX WORLD BALANCED FUND
 Annuity contracts in
   accumulation                   47,463        (15,201)        581,039         (609,665)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
FRANKLIN VALUE SECURITIES FUND
Annuity contracts in
  accumulation             $        181   $             0  $        12,921  $        12,921  $        12,894
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               28,752,425      (127,682,633)    (532,120,359)    (404,437,726)    (383,016,412)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                3,182,497        10,698,793      (15,946,540)     (26,645,333)     (18,239,715)
  CAPITAL APPRECIATION PORTFOLIO -- S SHARES
Annuity contracts in
  accumulation                  (31,717)                0          (15,659)         (15,659)         (45,832)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                 (319,597)         (805,827)         (94,268)         711,559        2,764,870
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               10,350,850        (6,192,556)    (120,776,782)    (114,584,226)    (107,058,432)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               42,740,588       162,036,410     (125,672,926)    (287,709,336)    (250,284,765)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                  (31,196)              (36)        (145,497)        (145,461)        (176,453)
LORD ABBETT FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       18                 0           24,456           24,456           52,376
  MID-CAP VALUE PORTFOLIO
Annuity contracts in
  accumulation                       24                 0            7,040            7,040            7,258
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                   66,450           229,562          (51,210)        (280,772)         141,020
OPPENHEIMER FUNDS:
  DEVELOPING MARKETS FUND
Annuity contracts in
  accumulation                    6,994                 0            3,903            3,903           13,123
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation               (6,699,112)       (2,527,749)      (9,245,253)      (6,717,504)      (7,055,685)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                 (181,058)          (86,964)         (75,056)          11,908          235,362
PAX WORLD BALANCED FUND
Annuity contracts in
  accumulation                  (28,626)                0         (109,382)        (109,382)        (105,746)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation             $  1,238,222  $     (58,442) $   20,603,841  $   (23,091,245)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                        0       (165,895)      8,563,951       (8,183,441)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        0              1               0                0
   INTERNATIONAL VALUE PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                   18,424         (1,131)             74              (78)
   MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        0            (96)          9,757           (9,944)
   SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        1            (67)            733             (766)
 PIONEER FUNDS:
   EQUITY-INCOME VCT PORTFOLIO
 Annuity contracts in
   accumulation                      222            (77)             48              (50)
   FUND VCT PORTFOLIO
 Annuity contracts in
   accumulation                        0              1               0                0
   MID-CAP VALUE VCT PORTFOLIO
 Annuity contracts in
   accumulation                        0           (212)         21,459          (22,196)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               47,269,790     (2,680,054)     25,865,721      (24,246,572)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               22,645,296     (3,648,234)     33,552,038      (32,445,501)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               41,622,453     (2,157,189)     20,710,153      (21,107,275)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               43,250,742     (1,891,611)    732,508,626     (832,130,919)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               36,705,570     (2,427,861)     15,920,750      (13,560,301)
 WACHOVIA SPECIAL VALUES FUND
 Annuity contracts in
   accumulation                  227,192        (13,769)        981,601         (956,808)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $464,350,375  $(132,666,634) $3,331,253,418  $(3,763,191,632)

 (1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
 (2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation             $ (2,487,404)  $      (436,042) $       257,333  $       693,375  $      (614,249)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                  380,510         2,402,322         (872,438)      (3,274,760)      (3,060,145)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                        0                 0                0                0                1
  INTERNATIONAL VALUE PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                       (4)                0           16,501           16,501           33,790
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                     (187)                0             (112)            (112)            (395)
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                      (33)                0            2,843            2,843            2,744
PIONEER FUNDS:
  EQUITY-INCOME VCT PORTFOLIO
Annuity contracts in
  accumulation                       (2)                0              820              820              963
  FUND VCT PORTFOLIO
Annuity contracts in
  accumulation                        0                 0                1                1                2
  MID-CAP VALUE VCT PORTFOLIO
Annuity contracts in
  accumulation                     (737)                0            4,644            4,644            3,695
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                1,619,149        23,536,746     (100,298,392)    (123,835,138)     (77,626,253)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                1,106,537        62,642,562      (67,932,730)    (130,575,292)    (110,471,693)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 (397,122)       42,588,288      (47,081,640)     (89,669,928)     (50,601,786)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation              (99,622,293)         (186,763)       1,305,315        1,492,078      (56,771,084)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                2,360,449        46,977,151      (17,697,875)     (64,675,026)     (28,036,868)
WACHOVIA SPECIAL VALUES FUND
Annuity contracts in
  accumulation                   24,793                 0          (12,633)         (12,633)         225,583
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $(431,938,214) $(1,381,531,716) $(3,656,880,684) $(2,275,348,968) $(2,375,603,441)

 (1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
 (2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001                                       Net
                                                   Net          Change in             Net
                                                Realized       Unrealized     Increase (Decrease)             Net Assets
                                    Net        Gain (Loss)     Gain (Loss)       in Net Assets                ----------
                                Investment         on              on              from Unit          Beginning           End
                               Income (Loss)   Investments     Investments       Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $    385,421   $    (298,788) $    (9,742,829)   $     (390,814)    $    77,057,293  $    67,010,283
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   38,054,883     (13,695,954)     (71,315,416)      (60,435,593)        842,266,266      739,144,233
Annuity contracts in payment
  period                                                                                                33,169,278       28,899,231
AETNA BOND VP
Annuity contracts in
  accumulation                   18,766,375       1,096,582        4,915,523        82,899,136         296,126,266      403,727,419
Annuity contracts in payment
  period                                                                                                 5,792,395        5,868,858
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      865,707        (317,652)      (5,588,587)         (451,200)         62,461,577       56,976,436
Annuity contracts in payment
  period                                                                                                    68,046           61,455
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    6,135,875     (58,300,789)      30,255,816      (114,286,208)        136,195,306                0
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      401,935      (1,990,871)       3,568,651       (44,764,380)        331,078,585      288,293,920
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                     (715,932)       (386,585)         298,581       (12,673,983)        131,674,642      118,196,723
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                     (365,901)       (110,844)         458,080        (4,238,830)         38,003,615       33,746,120
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                     (248,381)        (40,766)          63,943        (3,142,654)         29,175,653       25,807,795
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      (19,408)         (3,067)          13,693          (103,246)          1,364,320        1,252,292
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                       (6,244)         (2,966)           6,718           (73,709)            456,726          380,525
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (36,603)        (10,159)         (18,310)         (522,901)          2,862,754        2,274,781
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       14,850           3,820          (27,354)        1,297,385              15,987        1,304,688
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                       (1,014)              1            1,625         3,640,996                   0        3,641,608
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  (19,006,585)   (297,064,241)    (571,636,525)     (452,343,167)      4,428,082,443    3,170,240,934
Annuity contracts in payment
  period                                                                                               311,465,868      229,256,859
AETNA GROWTH VP
Annuity contracts in
  accumulation                   15,041,699      (2,578,041)     (60,409,271)       (2,449,367)        171,026,842      120,456,683
Annuity contracts in payment
  period                                                                                                   132,657          307,836

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                 $ 14,352,402   $     271,554  $   (88,664,972)   $   44,708,922     $   487,054,341  $   457,492,812
Annuity contracts in payment
  period                                                                                                 1,883,772        2,113,207
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                    3,493,850      (1,001,111)      (3,384,916)       33,987,861          55,395,398       88,491,082
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                      805,028        (206,722)        (180,153)       15,599,090          12,842,621       28,859,864
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                     (114,755)     (8,259,787)       5,140,073         1,263,249          12,949,161       10,977,941
AETNA LEGACY VP
Annuity contracts in
  accumulation                    1,241,844        (223,825)      (2,378,644)         (667,463)         38,925,638       36,927,158
Annuity contracts in payment
  period                                                                                                   198,397          168,789
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                   15,286,972      (3,500,285)      (1,822,815)       41,891,036         322,624,048      374,418,757
Annuity contracts in payment
  period                                                                                                    89,722          149,921
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    3,018,410     (11,884,983)      12,945,068        25,409,328         104,675,715      134,140,868
Annuity contracts in payment
  period                                                                                                    36,683           59,353
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                     (292,747)    (10,951,401)       3,274,444        14,868,712          24,855,104       31,754,112
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    3,264,764         959,448      (14,672,799)       66,042,632          63,066,047      118,660,092
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    1,302,684      (1,526,450)      (5,252,508)        2,528,530          21,974,303       19,026,559
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     (484,048)     (1,728,790)     (10,786,560)        8,297,132          48,981,132       44,278,866
  GROWTH FUND
Annuity contracts in
  accumulation                     (139,088)     (1,939,557)      (5,150,424)        3,356,314          19,441,222       15,568,467
  VALUE FUND
Annuity contracts in
  accumulation                      257,274        (802,610)      (2,476,719)        6,869,339          18,487,184       22,334,468
AMERICAN CENTURY INCOME & GROWTH FUND
Annuity contracts in
  accumulation                          148         (18,554)         (14,022)          661,379                   0          628,951
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                    2,642,143         504,915       (8,202,516)          133,413          63,262,465       58,340,420
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
Annuity contracts in
  accumulation                         (641)        (24,232)           7,716           109,430                   0           92,273

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $    286,471   $  (1,178,991) $       490,850    $   (1,739,120)    $    23,730,253  $    21,589,463
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       82,731       1,026,467      (15,151,354)      (31,572,214)        420,901,510      375,287,140
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,055,312        (198,840)      (2,078,943)       42,633,922         195,902,776      237,314,227
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    9,594,905       6,136,259      (71,921,470)       (4,330,388)        448,871,801      388,351,107
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   10,396,557         877,889      (24,666,427)       13,636,484           2,449,768        2,645,583
Annuity contracts in payment
  period                                                                                                         0           48,688
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,998,428      (8,115,349)       2,165,801        (4,602,017)        104,649,875       96,096,738
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   25,126,390       2,754,684     (113,705,777)       82,399,033          18,191,519       14,765,849
FRANKLIN VALUE SECURITIES FUND
Annuity contracts in
  accumulation                         (208)            181           12,921           116,831                   0          129,725
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (7,331,111)     28,752,425     (404,437,726)        2,233,168         950,193,244      569,410,000
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    5,223,121       3,182,497      (26,645,333)       60,635,832         296,053,943      338,450,060
  CAPITAL APPRECIATION PORTFOLIO -- S SHARES
Annuity contracts in
  accumulation                        1,544         (31,717)         (15,659)          576,154                   0          530,322
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,372,908        (319,597)         711,559        17,081,029          36,898,000       56,743,899
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,825,056)     10,350,850     (114,584,226)           (8,011)        411,767,617      304,891,580
Annuity contracts in payment
  period                                                                                                   917,937          727,531
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (5,316,017)     42,740,588     (287,709,336)      (49,778,681)      1,082,624,571      782,779,890
Annuity contracts in payment
  period                                                                                                 1,095,143          876,378
JANUS TWENTY FUND
Annuity contracts in payment
  period                                204         (31,196)        (145,461)          672,633                 545          496,725
LORD ABBETT FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       27,902              18           24,456         1,173,677                   0        1,226,053
  MID-CAP VALUE PORTFOLIO
Annuity contracts in
  accumulation                          194              24            7,040           257,780                   0          265,038

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                 $    355,342   $      66,450  $      (280,772)   $   16,227,259     $     4,859,718  $    21,227,997
OPPENHEIMER FUNDS:
  DEVELOPING MARKETS FUND
Annuity contracts in
  accumulation                        2,226           6,994            3,903           209,770                   0          222,893
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                    6,360,931      (6,699,112)      (6,717,504)       43,783,614          50,258,541       86,986,470
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                      404,512        (181,058)          11,908         3,571,548           5,987,840        9,799,961
Annuity contracts in payment
  period                                                                                                    21,845           16,634
PAX WORLD BALANCED FUND
Annuity contracts in
  accumulation                       32,262         (28,626)        (109,382)        2,414,920                   0        2,309,174
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                    1,179,780      (2,487,404)         693,375          (233,951)          6,367,049        5,518,849
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                     (165,895)        380,510       (3,274,760)         (885,020)         16,696,149       12,750,984
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                            1               0                0             9,526                   0            9,527
  INTERNATIONAL VALUE PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                       17,293              (4)           16,501        1,495,264                   0        1,529,054
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                          (96)           (187)            (112)           29,916                   0           29,521
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                          (66)            (33)           2,843            56,525                   0           59,269
PIONEER FUNDS:
  EQUITY-INCOME VCT PORTFOLIO
Annuity contracts in
  accumulation                          145              (2)              820           87,442                   0           88,405
  FUND VCT PORTFOLIO
Annuity contracts in
  accumulation                            1               0                1             8,943                   0            8,945
  MID-CAP VALUE VCT PORTFOLIO
Annuity contracts in
  accumulation                         (212)           (737)           4,644            77,197                   0           80,892
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   44,589,736       1,619,149     (123,835,138)        2,133,043         291,099,078      215,627,607
Annuity contracts in payment
  period                                                                                                   400,248          378,509
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   18,997,062       1,106,537     (130,575,292)       (9,479,180)        425,020,833      305,126,330
Annuity contracts in payment
  period                                                                                                   167,018          110,648

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 $ 39,465,264   $    (397,122) $   (89,669,928)   $  (11,665,527)    $   234,529,426  $   172,262,113
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   41,359,131     (99,622,293)       1,492,078       (17,206,284)        219,533,810      145,560,773
Annuity contracts in payment
  period                                                                                                     9,438            5,107
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   34,277,709       2,360,449      (64,675,026)        6,924,273         244,707,197      223,625,073
Annuity contracts in payment
  period                                                                                                   158,262          127,791
WACHOVIA SPECIAL VALUES FUND
Annuity contracts in
  accumulation                      213,423          24,793          (12,633)        3,700,154                   0        3,925,737
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $331,683,741   $(431,938,214) $(2,275,348,968)   $ (172,334,087)    $13,689,284,426  $11,141,346,898

(1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
(2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                       Net
                                                   Net          Change in             Net
                                                 Realized      Unrealized     Increase (Decrease)             Net Assets
                                    Net        Gain (Loss)     Gain (Loss)       in Net Assets                ----------
                                 Investment         on             on              from Unit          Beginning           End
                               Income (Loss)   Investments     Investments       Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $      36,550   $  2,023,951  $    (3,440,951)    $  (3,443,191)    $    81,880,934  $    77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   112,901,501     19,727,105     (147,081,096)     (103,452,150)        958,810,376      842,266,266
Annuity contracts in payment
  period                                                                                                34,529,808       33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                    13,216,666     (2,959,272)      13,343,145       (39,454,311)        312,007,882      296,126,266
Annuity contracts in payment
  period                                                                                                 5,764,551        5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                       441,285         97,305       (1,013,800)       (4,468,657)         67,400,270       62,461,577
Annuity contracts in payment
  period                                                                                                    73,220           68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    30,449,060      3,720,138      (49,493,522)      (18,887,555)        170,407,185      136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    14,440,368      3,089,297      (38,474,173)     (119,418,211)        471,441,304      331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                     3,827,276      1,026,846      (13,265,067)      (17,735,793)        157,821,380      131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       379,657         71,399       (2,340,015)       (5,775,781)         45,668,355       38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                       196,795        162,638         (269,484)       27,303,119           1,782,585       29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                         1,454          2,133          (32,894)        1,393,627                   0        1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                           615            (45)         (16,577)          472,733                   0          456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          (979)           197           (8,299)        2,871,835                   0        2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                            (1)             0               16            15,972                   0           15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   536,765,360    (28,305,954)  (1,173,968,207)     (721,658,072)      5,753,192,035    4,428,082,443
Annuity contracts in payment
  period                                                                                               373,523,149      311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                     1,093,671      3,731,651      (32,927,743)       53,759,126         145,431,206      171,026,842
Annuity contracts in payment
  period                                                                                                    71,588          132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       (12,839)      (193,642)         112,582        (2,083,594)          2,177,493                0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        (6,435)       (14,618)          64,241        (1,042,892)            999,704                0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                 $  53,741,102   $ 21,047,809  $  (129,501,789)    $  68,658,775     $   473,757,587  $   487,054,341
Annuity contracts in payment
  period                                                                                                 1,234,629        1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       (27,987)     1,154,995        1,177,084        43,880,546           9,210,760       55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                      (110,447)       829,971           97,541         3,748,048           8,277,508       12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                     2,173,465        192,117       (5,937,734)        8,806,604           7,714,709       12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                       334,677        292,708          802,261        (5,203,105)         42,650,270       38,925,638
Annuity contracts in payment
  period                                                                                                   247,224          198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    10,773,853      5,251,674         (413,714)      (18,346,548)        325,367,721      322,624,048
Annuity contracts in payment
  period                                                                                                    80,784           89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                       (13,914)       383,451           72,859        (2,426,021)          1,983,625                0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                     4,688,047     16,494,744      (22,423,480)       43,023,013          62,919,038      104,675,715
Annuity contracts in payment
  period                                                                                                    11,036           36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (123,166)      (659,018)     (12,476,702)       38,113,990                   0       24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     5,239,593      2,663,927       (4,901,655)       25,424,473          34,639,709       63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                       466,170        257,799       (5,245,120)       24,665,165           1,830,289       21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     1,144,879        389,979      (10,043,307)       47,737,578           9,752,003       48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                       476,725        139,092       (6,432,977)       20,557,669           4,700,713       19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                       660,349        140,169       (4,209,966)       13,358,563           8,538,069       18,487,184
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,267,247      2,854,362       (7,230,865)       (2,720,584)         68,092,305       63,262,465
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     2,601,494        701,785       (4,594,430)       (2,709,341)         27,730,745       23,730,253
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    54,595,412     20,839,462     (110,406,630)      (19,480,139)        475,353,405      420,901,510

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $  13,851,094   $  8,757,904  $   (11,069,516)    $ (29,578,468)    $   213,941,762  $   195,902,776
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    44,257,732      7,564,259     (113,706,819)       70,421,374         440,335,255      448,871,801
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       114,589       (207,629)        (583,683)        1,252,502           1,873,989        2,449,768
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       400,034     23,361,718      (35,626,722)       (6,058,333)        122,573,178      104,649,875
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     2,009,833      1,209,084       (7,577,795)          516,832          22,033,565       18,191,519
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   133,808,454     99,811,011     (717,624,386)      340,768,328       1,093,429,837      950,193,244
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    28,232,215      4,925,773      (43,133,769)       70,619,050         235,410,674      296,053,943
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                     1,568,435       (708,999)         876,966         2,253,321          32,908,277       36,898,000
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    32,241,669     15,128,609     (126,023,034)      127,925,797         362,723,120      411,767,617
Annuity contracts in payment
  period                                                                                                   689,393          917,937
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    91,464,664     61,024,670     (375,020,881)      169,190,829       1,136,307,574    1,082,624,571
Annuity contracts in payment
  period                                                                                                   752,858        1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                  (1)          (489)             (36)            1,071                   0              545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (138,792)    (1,374,436)      (3,710,968)            5,130          11,586,115        6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (115,114)    (2,002,246)       4,524,862        (2,219,822)         16,508,469       16,696,149
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        26,933         20,170          230,740         3,897,679             684,196        4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                     1,974,588        971,295       (3,945,771)       45,386,552           5,871,877       50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                       266,497       (125,516)         (84,378)        2,461,306           3,464,259        5,987,840
Annuity contracts in payment
  period                                                                                                    27,517           21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                 $  38,147,438   $  5,749,841  $   (69,598,329)    $  90,392,695     $   226,770,707  $   291,099,078
Annuity contracts in payment
  period                                                                                                    36,974          400,248
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                       (37,932)    23,737,586     (203,087,500)        6,822,966         597,714,231      425,020,833
Annuity contracts in payment
  period                                                                                                    38,500          167,018
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    16,081,131      9,461,691      (39,062,464)       (7,714,809)        255,763,877      234,529,426
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    21,842,299    (15,668,306)     (60,686,735)      (17,427,634)        291,483,624      219,533,810
Annuity contracts in payment
  period                                                                                                         0            9,438
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    18,361,154      7,768,474      (29,637,102)        5,277,763         243,032,240      244,707,197
Annuity contracts in payment
  period                                                                                                    62,930          158,262
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,296,974,423  $324,558,619  $(3,605,027,788)    $ 209,679,020     $15,463,100,152  $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Annuity Account C and the
Board of Directors and Shareholder of Aetna Life Insurance and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sixty-eight funds of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account"), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the sixty-eight funds of Aetna Life Insurance and Annuity Company Variable Annuity Account C, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

Form No. SAI.01107-02                                         ILIAC Ed. May 2002